                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number      811-04490

                      JOHN HANCOCK VARIABLE SERIES TRUST I
               (Exact name of Registrant as specified in charter)

                               JOHN HANCOCK PLACE
               INSURANCE AND SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                  P.O. BOX 111
                        BOSTON, MASSACHUSETTS 02117-0111
                    (Address of principal executive offices)

                             RONALD J. BOCAGE, ESQ.
                               JOHN HANCOCK PLACE
               INSURANCE AND SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                  P.O. BOX 111
                        BOSTON, MASSACHUSETTS 02117-0111
                     (Name and Address of Agent for Service)

                                   COPIES TO:

                            THOMAS C. LAUERMAN, ESQ.
                                 FOLEY & LARDNER
                                  3000 K STREET
                             WASHINGTON, D.C. 20007

Registrant's telephone number, including area code: (617) 572-6000

Date of fiscal year end:   12/31/2003

Date of reporting period:  6/30/2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                                               variable products

John Hancock Variable Series Trust I
                    semiannual report
                            June 30, 2003











                 ---------------------------------------------------------------
                 Not FDIC Insured | Not Bank Guaranteed   |    May Lose Value
                 ---------------------------------------------------------------
                 Not a Deposit  |  Not Insured by Any Federal Government Agency
                 ---------------------------------------------------------------

Dear Shareholder:

Since our last report six months ago, it appears that the recession ended back in November, 2001. The economy has continued to expand during the first half of 2003, but at a sluggish pace that failed to stimulate job gains or business capital spending. Some of the hesitation in 2003 has been attributed to the uncertainties created by the war in Iraq and corporate instability.

The Sarbanes-Oxley Act of 2002 was adopted by Congress in reaction to the questionable actions of several publicly held companies. It requires that public companies certify the accuracy of the information they report to shareholders, under penalty of law. The Securities and Exchange Commission has mandated that it apply to the information provided in an investment company's annual and semi-annual reports.

In accordance with this new legislation, this semi-annual report has been certified. At John Hancock, it has always been our mission to maintain the highest standards of integrity and to provide our shareholders with information they can rely upon.

If you haven't reviewed your asset allocation strategy recently, now may be a good time to do so. We offer a broad selection of funds and tools to help you manage an asset allocation plan. Your registered representative can discuss asset allocation and review the funds within your variable policy to ensure they still meet your needs.

If you have any questions about your variable life insurance or annuity policy, please feel free to contact your registered representative or our customer service center at 1-800-576-2227.

As always, thank you for your continued confidence in John Hancock.

Sincerely,

Michele G. Van Leer        Kathleen F. Driscoll
Chairman                   President and Vice Chairman

  IMPORTANT NOTICE REGARDING CHANGE IN NON-FUNDAMENTAL INVESTMENT POLICIES


Large Cap Value Fund

Large Cap Value CORE /SM/ Fund

  The Large Cap Value Fund and the Large Cap Value CORE/SM/ Fund normally invest at least 80% of their respective assets in large cap companies. For these purposes, on and after October 31, 2003 "large cap companies" will be those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 1000(R) Value Index or the Russell 1000(R) Index.

Large Cap Growth Fund

Large Cap Aggressive Growth Fund

  The Large Cap Growth Fund and the Large Cap Aggressive Growth Fund normally invest at least 80% of their respective assets in large cap companies. For these purposes, on and after October 31, 2003 "large cap companies" will be those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 1000(R) Growth Index or the Russell 1000(R) Index.

Small/Mid Cap Growth Fund

  The Small/Mid Cap Growth Fund normally invests at least 80% of its assets in small-cap and mid-cap companies. For these purposes, on and after October 31, 2003 "small-cap and mid-cap companies" will be those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 2500/TM/ Growth Index or the Russell 2500/ TM/ Index.

Small Cap Value Fund

  The Small Cap Value Fund normally invests at least 80% of its assets in small-cap companies. For these purposes, on and after October 31, 2003 "small-cap companies" will be those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 2000(R) Value Index or the Russell 2000(R) Index.

Small Cap Growth Fund

Small Cap Emerging Growth Fund

  The Small Cap Growth Fund and the Small Cap Emerging Growth Fund normally invest at least 80% of their respective assets in small-cap companies. For these purposes, on and after October 31, 2003 "small-cap companies" will be those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 2000(R) Growth Index or the Russell 2000 Index.(R)

International Equity Index Fund

  On and after October 31, 2003, the International Equity Index Fund will normally invest more than 80% of its assets in securities listed in the Morgan Stanley Capital International ("MSCI") All Country World Free Excluding U.S. Index. The Fund currently invests more than 80% of its assets in securities listed in the Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") GDP Index.

                                                                August 15, 2003

The Russell 1000(R) Index, Russell 1000(R) Value Index, Russell 1000(R) Growth Index, Russell 2500/TM/ Index, Russell 2500/TM/ Growth Index, Russell 2000(R) Index, Russell 2000(R) Value Index and Russell 2000(R) Growth Index are service marks or trademarks of Frank Russell Company, which does not sponsor and is not in any way affiliated with the Funds listed above. Inclusion of a security in an index in no way implies an opinion on the part of Frank Russell Company as to its attractiveness or appropriateness as an investment.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

                                                                               Large Cap  Fundamental   Active      Emerging
                                                                                Growth      Growth       Bond    Markets Equity
                                                                               ---------  ----------- ---------- --------------
ASSETS
Long term investments at cost................................................. $ 567,492   $ 20,038   $1,018,443    $ 34,832
Net unrealized appreciation (depreciation) of investments.....................   (21,884)     1,543       27,015       4,178
Short-term investments at value (including $17,545, $181, $0, $0, $0,
 $25,677, $28,123, $0, $0, and $0 of securities loaned (Note B))..............    19,824        717      171,014       1,259
                                                                               ---------   --------   ----------    --------
   Total investments..........................................................   565,432     22,298    1,216,472      40,269
Cash..........................................................................                   31        8,696
Foreign currency at value (cost $0, $0, $0, $188, $0, $90, $0, $5, $0, and $0,
 respectively)................................................................                                           200
Receivable for:
  Investments sold............................................................                  313        1,130         514
  Fund shares sold............................................................
  Interest....................................................................                            12,451
  Dividends...................................................................       392          3           90         114
  Futures contracts variation margin..........................................
  Forward foreign currency exchange contracts sold............................
  Unrealized appreciation in forward currency contracts.......................
  Other assets................................................................                                57
                                                                               ---------   --------   ----------    --------
Total assets..................................................................   565,824     22,645    1,238,896      41,097
                                                                               ---------   --------   ----------    --------
LIABILITIES
Payables for:
  Investments purchased.......................................................                  482      134,779         700
  Fund shares purchased.......................................................
  Futures contracts variation margin..........................................
  Collateral for securities on loan...........................................    18,064        187
  Forward foreign currency exchange contracts purchased.......................                                            12
  Forward foreign currency exchange contracts sold............................
  Unrealized depreciation in forward currency contracts.......................
  Other liabilities...........................................................       267          4          295          58
                                                                               ---------   --------   ----------    --------
Total liabilities.............................................................    18,331        673      135,074         770
                                                                               ---------   --------   ----------    --------
Net assets.................................................................... $ 547,493   $ 21,972   $1,103,822    $ 40,327
                                                                               =========   ========   ==========    ========
Shares of beneficial interest outstanding.....................................    44,811      3,274      110,425       5,931
                                                                               ---------   --------   ----------    --------
Net asset value per share..................................................... $   12.22   $   6.71   $    10.00    $   6.80
                                                                               =========   ========   ==========    ========
Composition of net assets:
  Capital paid-in............................................................. $ 944,443   $ 57,971   $1,065,877    $ 56,119
  Accumulated net realized gain (loss) on investments, futures and foreign
   currency transactions......................................................  (377,180)   (37,495)       8,794     (20,056)
  Undistributed (distribution in excess of) net investment income (loss)......     2,114        (47)       2,136          74
  Net unrealized appreciation (depreciation) of:
   Investments................................................................   (21,884)     1,543       27,015       4,178
   Futures....................................................................
   Translation of assets and liabilities in foreign currencies................                                            12
                                                                               ---------   --------   ----------    --------
Net assets.................................................................... $ 547,493   $ 21,972   $1,103,822    $ 40,327
                                                                               =========   ========   ==========    ========

                                                                               Financial  International Small Cap   Health
                                                                               Industries Equity Index   Growth    Sciences
                                                                               ---------- ------------- ---------  --------
ASSETS
Long term investments at cost.................................................  $58,155     $142,483    $ 113,560  $24,372
Net unrealized appreciation (depreciation) of investments.....................     (686)     (24,660)      15,048    2,524
Short-term investments at value (including $17,545, $181, $0, $0, $0,
 $25,677, $28,123, $0, $0, and $0 of securities loaned (Note B))..............      307       30,668       31,655    1,360
                                                                                -------     --------    ---------  -------
   Total investments..........................................................   57,776      148,491      160,263   28,256
Cash..........................................................................
Foreign currency at value (cost $0, $0, $0, $188, $0, $90, $0, $5, $0, and $0,
 respectively)................................................................                    90                     5
Receivable for:
  Investments sold............................................................                     3        1,159      231
  Fund shares sold............................................................
  Interest....................................................................
  Dividends...................................................................       81          198            7       12
  Futures contracts variation margin..........................................
  Forward foreign currency exchange contracts sold............................                 3,894
  Unrealized appreciation in forward currency contracts.......................
  Other assets................................................................        5
                                                                                -------     --------    ---------  -------
Total assets..................................................................   57,862      152,676      161,429   28,504
                                                                                -------     --------    ---------  -------
LIABILITIES
Payables for:
  Investments purchased.......................................................                              1,820      186
  Fund shares purchased.......................................................
  Futures contracts variation margin..........................................                     7
  Collateral for securities on loan...........................................                27,069       29,041
  Forward foreign currency exchange contracts purchased.......................                 3,894
  Forward foreign currency exchange contracts sold............................
  Unrealized depreciation in forward currency contracts.......................                    48
  Other liabilities...........................................................       10           29           15        5
                                                                                -------     --------    ---------  -------
Total liabilities.............................................................       10       31,047       30,876      191
                                                                                -------     --------    ---------  -------
Net assets....................................................................  $57,852     $121,629    $ 130,553  $28,313
                                                                                =======     ========    =========  =======
Shares of beneficial interest outstanding.....................................    4,603       11,079       14,292    3,080
                                                                                -------     --------    ---------  -------
Net asset value per share.....................................................  $ 12.57     $  10.98    $    9.13  $  9.19
                                                                                =======     ========    =========  =======
Composition of net assets:
  Capital paid-in.............................................................  $59,802     $164,521    $ 226,326  $31,561
  Accumulated net realized gain (loss) on investments, futures and foreign
   currency transactions......................................................   (1,260)     (18,057)    (110,342)  (5,776)
  Undistributed (distribution in excess of) net investment income (loss)......       (4)         (84)        (479)       4
  Net unrealized appreciation (depreciation) of:
   Investments................................................................     (686)     (24,660)      15,048    2,524
   Futures....................................................................                   (47)
   Translation of assets and liabilities in foreign currencies................                   (44)
                                                                                -------     --------    ---------  -------
Net assets....................................................................  $57,852     $121,629    $ 130,553  $28,313
                                                                                =======     ========    =========  =======

                                                                               Overseas  Earnings
                                                                                Equity    Growth
                                                                               -------- ---------
ASSETS
Long term investments at cost................................................. $32,423  $ 161,291
Net unrealized appreciation (depreciation) of investments.....................   1,320     11,713
Short-term investments at value (including $17,545, $181, $0, $0, $0,
 $25,677, $28,123, $0, $0, and $0 of securities loaned (Note B))..............   1,094      1,874
                                                                               -------  ---------
   Total investments..........................................................  34,837    174,878
Cash..........................................................................
Foreign currency at value (cost $0, $0, $0, $188, $0, $90, $0, $5, $0, and $0, respectively)................................................................
Receivable for:
  Investments sold............................................................      22        223
  Fund shares sold............................................................
  Interest....................................................................
  Dividends...................................................................      57        162
  Futures contracts variation margin..........................................
  Forward foreign currency exchange contracts sold............................
  Unrealized appreciation in forward currency contracts.......................      34
  Other assets................................................................
                                                                               -------  ---------
Total assets..................................................................  34,950    175,263
                                                                               -------  ---------
LIABILITIES
Payables for:
  Investments purchased.......................................................      55
  Fund shares purchased.......................................................
  Futures contracts variation margin..........................................
  Collateral for securities on loan...........................................
  Forward foreign currency exchange contracts purchased.......................
  Forward foreign currency exchange contracts sold............................
  Unrealized depreciation in forward currency contracts.......................      15
  Other liabilities...........................................................      17         28
                                                                               -------  ---------
Total liabilities.............................................................      87         28
                                                                               -------  ---------
Net assets.................................................................... $34,863  $ 175,235
                                                                               =======  =========
Shares of beneficial interest outstanding.....................................   3,975     23,838
                                                                               -------  ---------
Net asset value per share..................................................... $  8.77  $    7.35
                                                                               =======  =========
Composition of net assets:
  Capital paid-in............................................................. $36,879  $ 484,962
  Accumulated net realized gain (loss) on investments, futures and foreign currency transactions......................................................  (3,531)  (321,574)
  Undistributed (distribution in excess of) net investment income (loss)......     176        134
  Net unrealized appreciation (depreciation) of:
   Investments................................................................   1,320     11,713
   Futures....................................................................
   Translation of assets and liabilities in foreign currencies................      19
                                                                               -------  ---------
Net assets.................................................................... $34,863  $ 175,235
                                                                               =======  =========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

                                                                            Mid Cap Large Cap Large Cap  Fundamental  Money
                                                                             Value    Value   Value CORE    Value     Market
                                                                            ------- --------- ---------- ----------- --------
ASSETS
Long term investments at cost.............................................. $5,634  $302,813   $42,925    $113,857
Net unrealized appreciation (depreciation) of investments..................    538    (9,822)    1,005       5,261
Short-term investments at value (including $0, $6,226, $0, $4,748, $0,
 $35,165, $8,338, $447, $15,168, and $27,395 of securities loaned
 (Note B)).................................................................    322    15,780       300       6,406   $823,891
                                                                            ------  --------   -------    --------   --------
   Total investments.......................................................  6,494   308,771    44,230     125,524    823,891
Cash.......................................................................                         69
Foreign currency at value (cost $0, $0, $0, $0, $0, $0, $0, $1, $0, and $0, respectively).............................................................
Receivable for:
  Investments sold.........................................................     18     2,904     1,538       1,570
  Fund shares sold.........................................................
  Interest.................................................................                                             1,780
  Dividends................................................................      6       624        54         172
  Futures contracts variation margin.......................................
  Forward foreign currency exchange contracts sold.........................
  Unrealized appreciation in forward currency contracts....................
  Other assets.............................................................      3
                                                                            ------  --------   -------    --------   --------
Total assets...............................................................  6,521   312,299    45,891     127,266    825,671
                                                                            ------  --------   -------    --------   --------
LIABILITIES
Payables for:
  Investments purchased....................................................     78               1,387         556
  Fund shares purchased....................................................
  Futures contracts variation margin.......................................
  Collateral for securities on loan........................................            6,431                 4,850
  Forward foreign currency exchange contracts purchased....................
  Forward foreign currency exchange contracts sold.........................
  Unrealized depreciation in forward currency contracts....................
  Other liabilities........................................................               93         2           7        483
                                                                            ------  --------   -------    --------   --------
Total liabilities..........................................................     78     6,524     1,389       5,413        483
                                                                            ------  --------   -------    --------   --------
Net assets................................................................. $6,443  $305,775   $44,502    $121,853   $825,188
                                                                            ======  ========   =======    ========   ========
Shares of beneficial interest outstanding..................................    573    23,638     5,141      12,713    825,188
                                                                            ------  --------   -------    --------   --------
Net asset value per share.................................................. $11.24  $  12.94   $  8.66    $   9.59   $   1.00
                                                                            ======  ========   =======    ========   ========
Composition of net assets:
  Capital paid-in.......................................................... $5,788  $314,918   $52,785    $145,204   $825,188
  Accumulated net realized gain (loss) on investments, futures and foreign
   currency transactions...................................................    111       189    (9,276)    (28,575)       (82)
  Undistributed (distribution in excess of) net investment income (loss)...      6       490        (3)         (9)        82
Net unrealized appreciation (depreciation) of:
  Investments..............................................................    538    (9,822)    1,005       5,261
  Futures..................................................................                         (9)        (28)
  Translation of assets and liabilities in foreign currencies..............
                                                                            ------  --------   -------    --------   --------
Net assets................................................................. $6,443  $305,775   $44,502    $121,853   $825,188
                                                                            ======  ========   =======    ========   ========

                                                                            Small/Mid   Bond        Large Cap     Small/Mid Cap
                                                                            Cap Growth  Index   Aggressive Growth     CORE
                                                                            ---------- -------- ----------------- -------------
ASSETS
Long term investments at cost..............................................  $161,873  $217,038     $ 24,603         $58,568
Net unrealized appreciation (depreciation) of investments..................    10,024    11,425          935           5,700
Short-term investments at value (including $0, $6,226, $0, $4,748, $0,
 $35,165, $8,338, $447, $15,168, and $27,395 of securities loaned
 (Note B)).................................................................    40,714    15,966        1,053          16,838
                                                                             --------  --------     --------         -------
   Total investments.......................................................   212,611   244,429       26,591          81,106
Cash.......................................................................                               56             150
Foreign currency at value (cost $0, $0, $0, $0, $0, $0, $0, $1, $0, and $0,
 respectively).............................................................                                1
Receivable for:
  Investments sold.........................................................     1,888                      3           2,431
  Fund shares sold.........................................................
  Interest.................................................................               2,670
  Dividends................................................................        40                     13              58
  Futures contracts variation margin.......................................                                                7
  Forward foreign currency exchange contracts sold.........................
  Unrealized appreciation in forward currency contracts....................
  Other assets.............................................................
                                                                             --------  --------     --------         -------
Total assets...............................................................   214,539   247,099       26,664          83,752
                                                                             --------  --------     --------         -------
LIABILITIES
Payables for:
  Investments purchased....................................................     4,537       210          250           2,608
  Fund shares purchased....................................................
  Futures contracts variation margin.......................................
  Collateral for securities on loan........................................    36,245     8,488          453          15,638
  Forward foreign currency exchange contracts purchased....................
  Forward foreign currency exchange contracts sold.........................
  Unrealized depreciation in forward currency contracts....................
  Other liabilities........................................................        88        24                           18
                                                                             --------  --------     --------         -------
Total liabilities..........................................................    40,870     8,722          703          18,264
                                                                             --------  --------     --------         -------
Net assets.................................................................  $173,669  $238,377     $ 25,961         $65,488
                                                                             ========  ========     ========         =======
Shares of beneficial interest outstanding..................................    13,340    22,857        4,187           6,878
                                                                             --------  --------     --------         -------
Net asset value per share..................................................  $  13.02  $  10.43     $   6.20         $  9.52
                                                                             ========  ========     ========         =======
Composition of net assets:
  Capital paid-in..........................................................  $176,324  $226,559     $ 43,981         $64,742
  Accumulated net realized gain (loss) on investments, futures and foreign
   currency transactions...................................................   (12,675)      358      (18,961)         (4,946)
  Undistributed (distribution in excess of) net investment income (loss)...        (4)       35            6               8
Net unrealized appreciation (depreciation) of:
  Investments..............................................................    10,024    11,425          935           5,700
  Futures..................................................................                                              (16)
  Translation of assets and liabilities in foreign currencies..............
                                                                             --------  --------     --------         -------
Net assets.................................................................  $173,669  $238,377     $ 25,961         $65,488
                                                                             ========  ========     ========         =======

                                                                            Small Cap
                                                                              Value
                                                                            ---------
ASSETS
Long term investments at cost.............................................. $126,291
Net unrealized appreciation (depreciation) of investments..................   13,337
Short-term investments at value (including $0, $6,226, $0, $4,748, $0,
 $35,165, $8,338, $447, $15,168, and $27,395 of securities loaned
 (Note B)).................................................................   32,510
                                                                            --------
   Total investments.......................................................  172,138
Cash.......................................................................
Foreign currency at value (cost $0, $0, $0, $0, $0, $0, $0, $1, $0, and $0, respectively).............................................................
Receivable for:
  Investments sold.........................................................      379
  Fund shares sold.........................................................
  Interest.................................................................
  Dividends................................................................      141
  Futures contracts variation margin.......................................
  Forward foreign currency exchange contracts sold.........................
  Unrealized appreciation in forward currency contracts....................
  Other assets.............................................................        4
                                                                            --------
Total assets...............................................................  172,662
                                                                            --------
LIABILITIES
Payables for:
  Investments purchased....................................................       81
  Fund shares purchased....................................................
  Futures contracts variation margin.......................................
  Collateral for securities on loan........................................   28,156
  Forward foreign currency exchange contracts purchased....................
  Forward foreign currency exchange contracts sold.........................
  Unrealized depreciation in forward currency contracts....................
  Other liabilities........................................................
                                                                            --------
Total liabilities..........................................................   28,237
                                                                            --------
Net assets................................................................. $144,425
                                                                            ========
Shares of beneficial interest outstanding..................................    9,990
                                                                            --------
Net asset value per share.................................................. $  14.46
                                                                            ========
Composition of net assets:
  Capital paid-in.......................................................... $131,171
  Accumulated net realized gain (loss) on investments, futures and foreign
   currency transactions...................................................      (71)
  Undistributed (distribution in excess of) net investment income (loss)...      (12)
Net unrealized appreciation (depreciation) of:
  Investments..............................................................   13,337
  Futures..................................................................
  Translation of assets and liabilities in foreign currencies..............
                                                                            --------
Net assets................................................................. $144,425
                                                                            ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

                                                                            Real Estate  Growth &               Total Return
                                                                              Equity      Income      Managed       Bond
                                                                            ----------- ----------  ----------  ------------
ASSETS
Long term investments at cost..............................................  $162,771   $1,830,232  $1,905,657    $17,990
Net unrealized appreciation (depreciation) of investments..................    23,436       64,704      57,756        (51)
Short-term investments at value (including $0, $27,868, $89,655, $0,
 $10,039, $15,092, $17,670, $0, $0, and $73 of securities loaned
 (Note B)).................................................................     5,050       45,625     266,673     14,484
                                                                             --------   ----------  ----------    -------
   Total investments.......................................................   191,257    1,940,561   2,230,086     32,423
Cash.......................................................................                                           734
Foreign currency at value (cost $0, $0, $1, $0, $0, $0, $1,133, $0, $0, and
 $0, respectively).........................................................                                  1
Receivable for:
  Investments sold.........................................................                  1,703       8,965
  Fund shares sold.........................................................
  Interest.................................................................                              6,171        229
  Dividends................................................................       909        1,477       1,129
  Futures contracts variation margin.......................................                     28
  Forward foreign currency exchange contracts sold.........................
  Unrealized appreciation in forward currency contracts....................
  Other assets.............................................................                                  2
                                                                             --------   ----------  ----------    -------
Total assets...............................................................   192,166    1,943,769   2,246,354     33,386
                                                                             --------   ----------  ----------    -------
LIABILITIES
Payables for:
  Investments purchased....................................................       237           21     181,095      5,565
  Fund shares purchased....................................................
  Futures contracts variation margin.......................................                     28
  Collateral for securities on loan........................................                 28,498      91,886
  Forward foreign currency exchange contracts purchased....................
  Forward foreign currency exchange contracts sold.........................
  Unrealized depreciation in forward currency contracts....................
  Other liabilities........................................................        61          683         720          4
                                                                             --------   ----------  ----------    -------
Total liabilities..........................................................       298       29,230     273,701      5,569
                                                                             --------   ----------  ----------    -------
Net assets.................................................................  $191,868   $1,914,539  $1,972,653    $27,817
                                                                             ========   ==========  ==========    =======
Shares of beneficial interest outstanding..................................    13,593      192,010     164,692      2,744
                                                                             --------   ----------  ----------    -------
Net asset value per share..................................................  $  14.11   $     9.97  $    11.98    $ 10.14
                                                                             ========   ==========  ==========    =======
Composition of net assets:
  Capital paid-in..........................................................  $165,690   $2,695,405  $2,119,706    $27,479
  Accumulated net realized gain (loss) on investments, futures and foreign
   currency transactions...................................................     2,758     (847,508)   (237,494)       384
  Undistributed (distribution in excess of) net investment income (loss)...       (16)       1,973      32,685          5
Net unrealized appreciation (depreciation) of:
  Investments..............................................................    23,436       64,704      57,756        (51)
  Futures..................................................................                    (35)
  Translation of assets and liabilities in foreign currencies..............
                                                                             --------   ----------  ----------    -------
Net assets.................................................................  $191,868   $1,914,539  $1,972,653    $27,817
                                                                             ========   ==========  ==========    =======

                                                                            Short-Term    Small Cap    International   Equity
                                                                               Bond    Emerging Growth Opportunities   Index
                                                                            ---------- --------------- ------------- ---------
ASSETS
Long term investments at cost..............................................  $244,229     $ 56,440       $102,722    $ 661,569
Net unrealized appreciation (depreciation) of investments..................     4,760        6,524         (4,133)    (129,041)
Short-term investments at value (including $0, $27,868, $89,655, $0,
 $10,039, $15,092, $17,670, $0, $0, and $73 of securities loaned
 (Note B)).................................................................    17,115       15,507         19,359       17,713
                                                                             --------     --------       --------    ---------
   Total investments.......................................................   266,104       78,471        117,948      550,241
Cash.......................................................................     4,127          138                          74
Foreign currency at value (cost $0, $0, $1, $0, $0, $0, $1,133, $0, $0, and
 $0, respectively).........................................................                                 1,133
Receivable for:
  Investments sold.........................................................         7        1,968             85        3,041
  Fund shares sold.........................................................
  Interest.................................................................     2,055
  Dividends................................................................                      4            186          655
  Futures contracts variation margin.......................................
  Forward foreign currency exchange contracts sold.........................                                    45
  Unrealized appreciation in forward currency contracts....................
  Other assets.............................................................                     11                          68
                                                                             --------     --------       --------    ---------
Total assets...............................................................   272,293       80,592        119,397      554,079
                                                                             --------     --------       --------    ---------
LIABILITIES
Payables for:
  Investments purchased....................................................     4,127        1,575             15           74
  Fund shares purchased....................................................
  Futures contracts variation margin.......................................
  Collateral for securities on loan........................................    10,260       15,507         18,716
  Forward foreign currency exchange contracts purchased....................                                    45
  Forward foreign currency exchange contracts sold.........................
  Unrealized depreciation in forward currency contracts....................
  Other liabilities........................................................        60          149             80          168
                                                                             --------     --------       --------    ---------
Total liabilities..........................................................    14,447       17,231         18,856          242
                                                                             --------     --------       --------    ---------
Net assets.................................................................  $257,846     $ 63,361       $100,541    $ 553,837
                                                                             ========     ========       ========    =========
Shares of beneficial interest outstanding..................................    25,143        8,563         12,538       43,988
                                                                             --------     --------       --------    ---------
Net asset value per share..................................................  $  10.26     $   7.40       $   8.02    $   12.59
                                                                             ========     ========       ========    =========
Composition of net assets:
  Capital paid-in..........................................................  $253,774     $ 89,863       $152,227    $ 711,191
  Accumulated net realized gain (loss) on investments, futures and foreign
   currency transactions...................................................      (699)     (32,935)       (47,701)     (33,707)
  Undistributed (distribution in excess of) net investment income (loss)...        11          (91)           171        5,526
Net unrealized appreciation (depreciation) of:
  Investments..............................................................     4,760        6,524         (4,133)    (129,041)
  Futures..................................................................                                               (132)
  Translation of assets and liabilities in foreign currencies..............                                   (23)
                                                                             --------     --------       --------    ---------
Net assets.................................................................  $257,846     $ 63,361       $100,541    $ 553,837
                                                                             ========     ========       ========    =========

                                                                            High Yield  Global
                                                                               Bond      Bond
                                                                            ---------- --------
ASSETS
Long term investments at cost..............................................  $ 78,219  $ 89,716
Net unrealized appreciation (depreciation) of investments..................     3,675     9,776
Short-term investments at value (including $0, $27,868, $89,655, $0,
 $10,039, $15,092, $17,670, $0, $0, and $73 of securities loaned
 (Note B)).................................................................                 691
                                                                             --------  --------
   Total investments.......................................................    81,894   100,183
Cash.......................................................................       260
Foreign currency at value (cost $0, $0, $1, $0, $0, $0, $1,133, $0, $0, and
 $0, respectively).........................................................
Receivable for:
  Investments sold.........................................................     1,286        10
  Fund shares sold.........................................................
  Interest.................................................................     1,822     1,699
  Dividends................................................................
  Futures contracts variation margin.......................................
  Forward foreign currency exchange contracts sold.........................              12,413
  Unrealized appreciation in forward currency contracts....................                  38
  Other assets.............................................................
                                                                             --------  --------
Total assets...............................................................    85,262   114,343
                                                                             --------  --------
LIABILITIES
Payables for:
  Investments purchased....................................................       827
  Fund shares purchased....................................................
  Futures contracts variation margin.......................................
  Collateral for securities on loan........................................                  74
  Forward foreign currency exchange contracts purchased....................              12,413
  Forward foreign currency exchange contracts sold.........................
  Unrealized depreciation in forward currency contracts....................                 164
  Other liabilities........................................................       245        15
                                                                             --------  --------
Total liabilities..........................................................     1,072    12,666
                                                                             --------  --------
Net assets.................................................................  $ 84,190  $101,677
                                                                             ========  ========
Shares of beneficial interest outstanding..................................    13,388     8,499
                                                                             --------  --------
Net asset value per share..................................................  $   6.29  $  11.96
                                                                             ========  ========
Composition of net assets:
  Capital paid-in..........................................................  $ 98,425  $ 90,297
  Accumulated net realized gain (loss) on investments, futures and foreign
   currency transactions...................................................   (17,510)      304
  Undistributed (distribution in excess of) net investment income (loss)...      (400)    1,380
Net unrealized appreciation (depreciation) of:
  Investments..............................................................     3,675     9,776
  Futures..................................................................
  Translation of assets and liabilities in foreign currencies..............                 (80)
                                                                             --------  --------
Net assets.................................................................  $ 84,190  $101,677
                                                                             ========  ========

See notes to financial statements.

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

                                                                   Large Cap  Fundamental Active       Emerging     Financial
                                                                    Growth      Growth     Bond     Markets Equity Industries*
                                                                   ---------  ----------- -------   -------------- -----------
INVESTMENT INCOME
   Interest....................................................... $  1,771     $     5   $26,855      $    10       $     2
   Dividends......................................................    2,601          43       370          593           269
   Securities lending.............................................       10           1        80
                                                                   --------     -------   -------      -------       -------
Total investment income...........................................    4,382          49    27,305          603           271
                                                                   --------     -------   -------      -------       -------

EXPENSES
   Investment advisory fee........................................    2,005          89     3,136          270            77
   Auditors fees..................................................       25           1        54            2             1
   Custodian fees.................................................       62           1       119           98             7
   Fidelity Bond fees.............................................        1                     1
   Legal fees.....................................................       20           3        38            1
   Printing & mailing fees........................................       61           2       112            3             1
   Trustees' fees.................................................        8                    16            1
   Other fees.....................................................        9                    20            5
                                                                   --------     -------   -------      -------       -------
Total expenses....................................................    2,191          96     3,496          380            86
   Less expenses reimbursed.......................................                                         (92)
                                                                   --------     -------   -------      -------       -------
Net expenses......................................................    2,191          96     3,496          288            86
                                                                   --------     -------   -------      -------       -------
Net investment income (loss)......................................    2,191         (47)   23,809          315           185
                                                                   --------     -------   -------      -------       -------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments....................................................  (44,716)     (2,008)   31,787       (1,128)       (1,257)
   Financial futures contracts....................................
   Foreign currency transactions..................................                            117         (263)           (3)
  Change in unrealized appreciation (depreciation) on:
   Investments....................................................   80,526       4,568     2,134        6,458          (686)
   Futures........................................................
   Translation of assets and liabilities in foreign currencies....                                           4
                                                                   --------     -------   -------      -------       -------
  Net realized and unrealized gain (loss).........................   35,810       2,560    34,038        5,071        (1,946)
                                                                   --------     -------   -------      -------       -------
  Net increase (decrease) in net assets resulting from operations. $ 38,001     $ 2,513   $57,847      $ 5,386       $(1,761)
                                                                   ========     =======   =======      =======       =======

                                                                   International Small Cap   Health
                                                                   Equity Index   Growth    Sciences
                                                                   ------------- ---------  --------
INVESTMENT INCOME
   Interest.......................................................    $    34    $     35   $     4
   Dividends......................................................      1,852         129       132
   Securities lending.............................................         89          37         3
                                                                      -------    --------   -------
Total investment income...........................................      1,975         201       139
                                                                      -------    --------   -------

EXPENSES
   Investment advisory fee........................................         94         619       120
   Auditors fees..................................................          5           6         1
   Custodian fees.................................................        106          60        38
   Fidelity Bond fees.............................................
   Legal fees.....................................................          4          10         1
   Printing & mailing fees........................................         10          24         1
   Trustees' fees.................................................          1           2
   Other fees.....................................................          4           2         1
                                                                      -------    --------   -------
Total expenses....................................................        224         723       162
   Less expenses reimbursed.......................................        (78)        (43)      (30)
                                                                      -------    --------   -------
Net expenses......................................................        146         680       132
                                                                      -------    --------   -------
Net investment income (loss)......................................      1,829        (479)        7
                                                                      -------    --------   -------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments....................................................     (2,164)    (17,302)   (1,009)
   Financial futures contracts....................................        (55)
   Foreign currency transactions..................................        308                   105
  Change in unrealized appreciation (depreciation) on:
   Investments....................................................     13,211      30,478     4,866
   Futures........................................................         46
   Translation of assets and liabilities in foreign currencies....       (107)                  (57)
                                                                      -------    --------   -------
  Net realized and unrealized gain (loss).........................     11,239      13,176     3,905
                                                                      -------    --------   -------
  Net increase (decrease) in net assets resulting from operations.    $13,068    $ 12,697   $ 3,912
                                                                      =======    ========   =======

(*) Commenced operations on April 29, 2003.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

                                                                 Overseas  Earnings  Mid Cap Large Cap Large Cap  Fundamental
                                                                  Equity    Growth   Value*    Value   Value CORE    Value
                                                                 --------  --------  ------- --------- ---------- -----------
INVESTMENT INCOME
   Interest..................................................... $   149   $   128    $  2    $    56   $    18     $    35
   Dividends....................................................     333       765      16      3,484       432       1,397
   Securities lending...........................................                 5                 12                     4
                                                                 -------   -------    ----    -------   -------     -------
Total investment income.........................................     482       898      18      3,552       450       1,436
                                                                 -------   -------    ----    -------   -------     -------

EXPENSES
   Investment advisory fee......................................     163       786      11      1,010       152         463
   Auditors fees................................................       2         9                 14         2           6
   Custodian fees...............................................      38        29       4         40        28          37
   Fidelity Bond fees...........................................
   Legal fees...................................................       1         6                  9         1           4
   Printing & mailing fees......................................       3        15                 25         4          11
   Trustees' fees...............................................                 3                  4         1           2
   Other fees...................................................       1         3                  5         1           2
                                                                 -------   -------    ----    -------   -------     -------
Total expenses..................................................     208       851      15      1,107       189         525
   Less expenses reimbursed.....................................     (29)               (3)                 (17)         (8)
                                                                 -------   -------    ----    -------   -------     -------
Net expenses....................................................     179       851      12      1,107       172         517
                                                                 -------   -------    ----    -------   -------     -------
Net investment income (loss)....................................     303        47       6      2,445       278         919
                                                                 -------   -------    ----    -------   -------     -------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................  (1,229)   (1,568)    111        868    (1,958)     (5,797)
   Financial futures contracts..................................                                                        (24)
   Foreign currency transactions................................     928      (156)                          26
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................   3,619    18,282     538     23,584     5,524      16,788
   Futures......................................................                                             (9)         76
   Translation of assets and liabilities in foreign currencies..     (20)       87
                                                                 -------   -------    ----    -------   -------     -------
  Net realized and unrealized gain..............................   3,298    16,645     649     24,452     3,583      11,043
                                                                 -------   -------    ----    -------   -------     -------
  Net increase in net assets resulting from operations.......... $ 3,601   $16,692    $655    $26,897   $ 3,861     $11,962
                                                                 =======   =======    ====    =======   =======     =======

                                                                 Money  Small/Mid Cap
                                                                 Market    Growth
                                                                 ------ -------------
INVESTMENT INCOME
   Interest..................................................... $5,948    $   498
   Dividends....................................................               244
   Securities lending...........................................                22
                                                                 ------    -------
Total investment income.........................................  5,948        764
                                                                 ------    -------

EXPENSES
   Investment advisory fee......................................  1,094        696
   Auditors fees................................................     47          8
   Custodian fees...............................................    113         41
   Fidelity Bond fees...........................................      1
   Legal fees...................................................     33          5
   Printing & mailing fees......................................     86         13
   Trustees' fees...............................................     14          2
   Other fees...................................................     19          3
                                                                 ------    -------
Total expenses..................................................  1,407        768
   Less expenses reimbursed.....................................
                                                                 ------    -------
Net expenses....................................................  1,407        768
                                                                 ------    -------
Net investment income (loss)....................................  4,541         (4)
                                                                 ------    -------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................            (2,330)
   Financial futures contracts..................................
   Foreign currency transactions................................
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................            28,427
   Futures......................................................
   Translation of assets and liabilities in foreign currencies..
                                                                 ------    -------
  Net realized and unrealized gain..............................            26,097
                                                                 ------    -------
  Net increase in net assets resulting from operations.......... $4,541    $26,093
                                                                 ======    =======

(*) Commenced operations on April 30, 2003.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

                                                                  Bond        Large Cap     Small/Mid Cap Small Cap Real Estate
                                                                  Index   Aggressive Growth     CORE        Value     Equity
                                                                 ------   ----------------- ------------- --------- -----------
INVESTMENT INCOME
   Interest..................................................... $5,604        $     3         $     7     $    27    $    26
   Dividends....................................................                   116             386         920      5,536
   Securities lending...........................................     15                             18          65
                                                                 ------        -------         -------     -------    -------
Total investment income.........................................  5,619            119             411       1,012      5,562
                                                                 ------        -------         -------     -------    -------

EXPENSES
   Investment advisory fee......................................    157            110             275         580        881
   Auditors fees................................................     12              1               2           6          9
   Custodian fees...............................................     69                             27          38         46
   Fidelity Bond fees...........................................
   Legal fees...................................................      8                              2           4          7
   Printing & mailing fees......................................     21              1               5          11         17
   Trustees' fees...............................................      3              1               1           2          3
   Other fees...................................................      5                              1           2          4
                                                                 ------        -------         -------     -------    -------
Total expenses..................................................    275            113             313         643        967
   Less expenses reimbursed.....................................     (5)                           (12)         (3)
                                                                 ------        -------         -------     -------    -------
Net expenses....................................................    270            113             301         640        967
                                                                 ------        -------         -------     -------    -------
Net investment income...........................................  5,349              6             110         372      4,595
                                                                 ------        -------         -------     -------    -------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................    422         (1,637)         (1,118)        397      1,626
   Financial futures contracts..................................                                   175
   Foreign currency transactions................................
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................  2,451          4,249           9,224      17,749     16,523
   Futures......................................................                                   (14)
   Translation of assets and liabilities in foreign currencies..
                                                                 ------        -------         -------     -------    -------
  Net realized and unrealized gain..............................  2,873          2,612           8,267      18,146     18,149
                                                                 ------        -------         -------     -------    -------
  Net increase in net assets resulting from operations.......... $8,222        $ 2,618         $ 8,377     $18,518    $22,744
                                                                 ======        =======         =======     =======    =======

                                                                 Growth &             Total Return
                                                                  Income    Managed      Bond*
                                                                 --------  --------   ------------
INVESTMENT INCOME
   Interest..................................................... $  2,013  $ 14,493       $109
   Dividends....................................................   14,071    10,017
   Securities lending...........................................       18        89
                                                                 --------  --------       ----
Total investment income.........................................   16,102    24,599        109
                                                                 --------  --------       ----

EXPENSES
   Investment advisory fee......................................    5,962     6,454         31
   Auditors fees................................................       92       100
   Custodian fees...............................................      146       198          4
   Fidelity Bond fees...........................................        2         2
   Legal fees...................................................       68        73
   Printing & mailing fees......................................      194       180          1
   Trustees' fees...............................................       27        29
   Other fees...................................................       33        41
                                                                 --------  --------       ----
Total expenses..................................................    6,524     7,077         36
   Less expenses reimbursed.....................................                            (1)
                                                                 --------  --------       ----
Net expenses....................................................    6,524     7,077         35
                                                                 --------  --------       ----
Net investment income...........................................    9,578    17,522         74
                                                                 --------  --------       ----

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................  (84,796)  (28,018)       384
   Financial futures contracts..................................    1,119
   Foreign currency transactions................................
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................  226,262   163,365        (51)
   Futures......................................................      (35)
   Translation of assets and liabilities in foreign currencies..
                                                                 --------  --------       ----
  Net realized and unrealized gain..............................  142,550   135,347        333
                                                                 --------  --------       ----
  Net increase in net assets resulting from operations.......... $152,128  $152,869       $407
                                                                 ========  ========       ====

(*) Commenced operations on April 30, 2003.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

                                                                 Short-Term    Small Cap    International  Equity  High Yield
                                                                    Bond    Emerging Growth Opportunities  Index      Bond
                                                                 ---------- --------------- ------------- -------  ----------
INVESTMENT INCOME
   Interest.....................................................   $5,563      $     35        $    17    $   172   $ 2,764
   Dividends....................................................                    205          1,396      4,251
   Securities lending...........................................       16            18             46
                                                                   ------      --------        -------    -------   -------
Total investment income.........................................    5,579           258          1,459      4,423     2,764
                                                                   ------      --------        -------    -------   -------

EXPENSES
   Investment advisory fee......................................      748           252            506        327       283
   Auditors fees................................................       13             2              4         25         4
   Custodian fees...............................................       39            29            120         77        37
   Fidelity Bond fees...........................................                                                1
   Legal fees...................................................        9             2              3         18         2
   Printing & mailing fees......................................       23            12              8         44         6
   Trustees' fees...............................................        4             1              1          7         1
   Other fees...................................................        5             1              6         43         1
                                                                   ------      --------        -------    -------   -------
Total expenses..................................................      841           299            648        542       334
   Less expenses reimbursed.....................................                    (21)           (98)                 (16)
                                                                   ------      --------        -------    -------   -------
Net expenses....................................................      841           278            550        542       318
                                                                   ------      --------        -------    -------   -------
Net investment income (loss)....................................    4,738           (20)           909      3,881     2,446
                                                                   ------      --------        -------    -------   -------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................      608       (15,268)        (4,878)    (3,145)   (1,244)
   Financial futures contracts..................................                                            1,577
   Foreign currency transactions................................                                    75
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................     (135)       25,292         11,232     54,368     5,632
   Futures......................................................                                              140
   Translation of assets and liabilities in foreign currencies..                                   (26)
                                                                   ------      --------        -------    -------   -------
  Net realized and unrealized gain..............................      473        10,024          6,403     52,940     4,388
                                                                   ------      --------        -------    -------   -------
  Net increase in net assets resulting from operations..........   $5,211      $ 10,004        $ 7,312    $56,821   $ 6,834
                                                                   ======      ========        =======    =======   =======

                                                                 Global
                                                                  Bond
                                                                 ------
INVESTMENT INCOME
   Interest..................................................... $1,813
   Dividends....................................................
   Securities lending...........................................      1
                                                                 ------
Total investment income.........................................  1,814
                                                                 ------

EXPENSES
   Investment advisory fee......................................    393
   Auditors fees................................................      5
   Custodian fees...............................................     45
   Fidelity Bond fees...........................................
   Legal fees...................................................      3
   Printing & mailing fees......................................      8
   Trustees' fees...............................................      1
   Other fees...................................................      2
                                                                 ------
Total expenses..................................................    457
   Less expenses reimbursed.....................................    (18)
                                                                 ------
Net expenses....................................................    439
                                                                 ------
Net investment income (loss)....................................  1,375
                                                                 ------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................  1,408
   Financial futures contracts..................................
   Foreign currency transactions................................  1,704
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................  2,742
   Futures......................................................
   Translation of assets and liabilities in foreign currencies..   (146)
                                                                 ------
  Net realized and unrealized gain..............................  5,708
                                                                 ------
  Net increase in net assets resulting from operations.......... $7,083
                                                                 ======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


--------------------------------------------------------------------------------
(000's Omitted)

                                                                Large Cap Growth             Fundamental Growth
                                                          ----------------------------  ----------------------------
                                                             Unaudited                     Unaudited
                                                          Six-Month Period  Year Ended  Six-Month Period  Year Ended
                                                           Ended June 30,  December 31,  Ended June 30,  December 31,
                                                                2003           2002           2003           2002
                                                          ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)...........................     $  2,191      $   2,023       $   (47)       $   (145)
  Net realized gain (loss)...............................      (44,716)      (121,609)       (2,008)         (9,185)
  Change in net unrealized appreciation (depreciation)...       80,526        (90,461)        4,568          (1,424)
                                                              --------      ---------       -------        --------
   Net increase (decrease) in net assets resulting from
    operations...........................................       38,001       (210,047)        2,513         (10,754)
Distributions to shareholders from:
  Net investment income..................................         (490)        (2,023)
  In excess of net investment income.....................
  Realized gains.........................................
  In excess of realized gain.............................
  Capital paid-in........................................
                                                              --------      ---------       -------        --------
   Decrease in net assets resulting from distributions...         (490)        (2,023)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................       39,509         76,521         2,132           6,642
  Shares issued in reorganization........................       12,462
  Distributions reinvested...............................          490          2,023
  Payment for shares redeemed............................      (39,107)      (140,761)       (2,738)        (13,720)
                                                              --------      ---------       -------        --------
   Increase (decrease) in net assets from fund share
    transactions.........................................       13,354        (62,217)         (606)         (7,078)
                                                              --------      ---------       -------        --------
NET INCREASE (DECREASE) IN NET ASSETS....................       50,865       (274,287)        1,907         (17,832)

NET ASSETS
  Beginning of Period....................................      496,628        770,915        20,065          37,897
                                                              --------      ---------       -------        --------
  End of Period..........................................     $547,493      $ 496,628       $21,972        $ 20,065
                                                              ========      =========       =======        ========
Analysis of fund share transactions:
  Sold...................................................        2,747          5,775           342             999
  Issued in reorganization...............................        1,083
  Reinvested.............................................           43            155
  Redeemed...............................................       (3,476)       (11,115)         (461)         (2,073)
                                                              --------      ---------       -------        --------
Net increase (decrease) in fund shares outstanding.......          397         (5,185)         (119)         (1,074)
                                                              ========      =========       =======        ========

                                                                   Active Bond             Emerging Markets Equity
                                                          ----------------------------  ----------------------------
                                                             Unaudited                     Unaudited
                                                          Six-Month Period  Year Ended  Six-Month Period  Year Ended
                                                           Ended June 30,  December 31,  Ended June 30,  December 31,
                                                                2003           2002           2003           2002
                                                          ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)...........................    $   23,809     $  50,024       $    315       $     99
  Net realized gain (loss)...............................        31,904         2,847         (1,391)        (1,885)
  Change in net unrealized appreciation (depreciation)...         2,134        14,002          6,462         (1,219)
                                                             ----------     ---------       --------       --------
   Net increase (decrease) in net assets resulting from
    operations...........................................        57,847        66,873          5,386         (3,005)
Distributions to shareholders from:
  Net investment income..................................       (23,392)      (50,011)          (410)           (93)
  In excess of net investment income.....................
  Realized gains.........................................                      (2,663)
  In excess of realized gain.............................
  Capital paid-in........................................
                                                             ----------     ---------       --------       --------
   Decrease in net assets resulting from distributions...       (23,392)      (52,674)          (410)           (93)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................        58,502       133,638         47,627         98,743
  Shares issued in reorganization........................        83,358
  Distributions reinvested...............................        23,392        52,674            410             93
  Payment for shares redeemed............................       (83,339)     (160,571)       (47,192)       (90,188)
                                                             ----------     ---------       --------       --------
   Increase (decrease) in net assets from fund share
    transactions.........................................        81,913        25,741            845          8,648
                                                             ----------     ---------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS....................       116,368        39,940          5,821          5,550

NET ASSETS
  Beginning of Period....................................       987,454       947,514         34,506         28,956
                                                             ----------     ---------       --------       --------
  End of Period..........................................    $1,103,822     $ 987,454       $ 40,327       $ 34,506
                                                             ==========     =========       ========       ========
Analysis of fund share transactions:
  Sold...................................................         6,215        13,944          7,919         15,252
  Issued in reorganization...............................         8,433
  Reinvested.............................................         2,374         5,525             69             14
  Redeemed...............................................        (8,434)      (16,811)        (7,816)       (14,004)
                                                             ----------     ---------       --------       --------
Net increase (decrease) in fund shares outstanding.......         8,588         2,658            172          1,262
                                                             ==========     =========       ========       ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


--------------------------------------------------------------------------------
(000's Omitted)

                                                          Financial Industries  International Equity Index
                                                          -------------------- ----------------------------
                                                              Period from         Unaudited
                                                           April 29, 2003(*)   Six-Month Period  Year Ended
                                                              to June 30,       Ended June 30,  December 31,
                                                                  2003               2003           2002
                                                          -------------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)...........................       $   185            $  1,829       $  2,058
  Net realized gain (loss)...............................        (1,260)             (1,936)        (8,662)
  Change in net unrealized appreciation (depreciation)...          (686)             13,175        (10,666)
                                                                -------            --------       --------
   Net increase (decrease) in net assets resulting from
    operations...........................................        (1,761)             13,068        (17,270)
Distributions to shareholders from:
  Net investment income..................................          (189)             (2,047)        (2,052)
  In excess of net investment income.....................
  Realized gains.........................................
  In excess of realized gain.............................
  Capital paid-in........................................
                                                                -------            --------       --------
   Decrease in net assets resulting from distributions...          (189)             (2,047)        (2,052)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................         6,555              61,761         92,695
  Shares issued in reorganization........................        55,074
  Distributions reinvested...............................           189               2,047          2,052
  Payment for shares redeemed............................        (2,016)            (52,117)       (98,528)
                                                                -------            --------       --------
   Increase (decrease) in net assets from fund share
    transactions.........................................        59,802              11,691         (3,781)
                                                                -------            --------       --------
NET INCREASE (DECREASE) IN NET ASSETS....................        57,852              22,712        (23,103)

NET ASSETS
  Beginning of Period....................................                            98,917        122,020
                                                                -------            --------       --------
  End of Period..........................................       $57,852            $121,629       $ 98,917
                                                                =======            ========       ========
Analysis of fund share transactions:
  Sold...................................................           111               6,135          8,608
  Issued in reorganization...............................         4,640
  Reinvested.............................................            15                 201            183
  Redeemed...............................................          (163)             (5,097)        (9,057)
                                                                -------            --------       --------
Net increase (decrease) in fund shares outstanding.......         4,603               1,239           (266)
                                                                =======            ========       ========

                                                                Small Cap Growth               Health Sciences
                                                          ----------------------------  ----------------------------
                                                             Unaudited                     Unaudited
                                                          Six-Month Period  Year Ended  Six-Month Period  Year Ended
                                                           Ended June 30,  December 31,  Ended June 30,  December 31,
                                                                2003           2002           2003           2002
                                                          ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)...........................     $   (479)      $ (1,224)      $     7        $     27
  Net realized gain (loss)...............................      (17,302)       (35,969)         (904)         (4,562)
  Change in net unrealized appreciation (depreciation)...       30,478        (17,803)        4,809          (2,116)
                                                              --------       --------       -------        --------
   Net increase (decrease) in net assets resulting from
    operations...........................................       12,697        (54,996)        3,912          (6,651)
Distributions to shareholders from:
  Net investment income..................................                                                       (56)
  In excess of net investment income.....................
  Realized gains.........................................
  In excess of realized gain.............................
  Capital paid-in........................................
                                                              --------       --------       -------        --------
   Decrease in net assets resulting from distributions...                                                       (56)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................       18,493         60,295         7,218           9,884
  Shares issued in reorganization........................
  Distributions reinvested...............................                                                        56
  Payment for shares redeemed............................      (21,360)       (73,977)       (5,487)        (10,436)
                                                              --------       --------       -------        --------
   Increase (decrease) in net assets from fund share
    transactions.........................................       (2,867)       (13,682)        1,731            (496)
                                                              --------       --------       -------        --------
NET INCREASE (DECREASE) IN NET ASSETS....................        9,830        (68,678)        5,643          (7,203)

NET ASSETS
  Beginning of Period....................................      120,723        189,401        22,670          29,873
                                                              --------       --------       -------        --------
  End of Period..........................................     $130,553       $120,723       $28,313        $ 22,670
                                                              ========       ========       =======        ========
Analysis of fund share transactions:
  Sold...................................................        2,260          6,154           873           1,133
  Issued in reorganization...............................
  Reinvested.............................................                                                         7
  Redeemed...............................................       (2,607)        (7,603)         (691)         (1,288)
                                                              --------       --------       -------        --------
Net increase (decrease) in fund shares outstanding.......         (347)        (1,449)          182            (148)
                                                              ========       ========       =======        ========

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


--------------------------------------------------------------------------------
(000's Omitted)

                                                                            Overseas Equity               Earnings Growth
                                                                     ----------------------------  ----------------------------
                                                                        Unaudited                     Unaudited
                                                                     Six-Month Period  Year Ended  Six-Month Period  Year Ended
                                                                      Ended June 30,  December 31,  Ended June 30,  December 31,
                                                                           2003           2002           2003           2002
                                                                     ---------------- ------------ ---------------- ------------
INCREASE(DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................     $   303        $    372       $     47       $   (801)
  Net realized gain (loss)..........................................        (301)         (2,154)        (1,724)       (95,364)
  Change in net unrealized appreciation (depreciation)..............       3,599            (104)        18,369         16,632
                                                                         -------        --------       --------       --------
   Net increase (decrease) in net assets resulting from operations..       3,601          (1,886)        16,692        (79,533)
Distributions to shareholders from:
  Net investment income.............................................        (381)           (374)
  In excess of net investment income................................
  Realized gains....................................................
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                         -------        --------       --------       --------
   Decrease in net assets resulting from distributions..............        (381)           (374)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................      11,059          14,757         19,919         56,048
  Shares issued in reorganization...................................
  Distributions reinvested..........................................         381             374
  Payment for shares redeemed.......................................      (9,733)        (14,225)       (21,235)       (62,555)
                                                                         -------        --------       --------       --------
   Increase (decrease) in net assets from fund share transactions...       1,707             906         (1,316)        (6,507)
                                                                         -------        --------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS...............................       4,927          (1,354)        15,376        (86,040)

NET ASSETS
  Beginning of Period...............................................      29,936          31,290        159,859        245,899
                                                                         -------        --------       --------       --------
  End of Period.....................................................     $34,863        $ 29,936       $175,235       $159,859
                                                                         =======        ========       ========       ========
Analysis of fund share transactions:
  Sold..............................................................       1,343           1,868          2,897          7,156
  Issued in reorganization..........................................
  Reinvested........................................................          47              46
  Redeemed..........................................................      (1,193)         (1,788)        (3,088)        (8,119)
                                                                         -------        --------       --------       --------
Net increase (decrease) in fund shares outstanding..................         197             126           (191)          (963)
                                                                         =======        ========       ========       ========

                                                                       Mid Cap Value          Large Cap Value
                                                                     ----------------- ----------------------------
                                                                        Period from       Unaudited
                                                                     April 30, 2003(*) Six-Month Period  Year Ended
                                                                        to June 30,     Ended June 30,  December 31,
                                                                           2003              2003           2002
                                                                     ----------------- ---------------- ------------
INCREASE(DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................      $     6          $  2,445       $  4,352
  Net realized gain (loss)..........................................          111               868          2,769
  Change in net unrealized appreciation (depreciation)..............          538            23,584        (45,256)
                                                                          -------          --------       --------
   Net increase (decrease) in net assets resulting from operations..          655            26,897        (38,135)
Distributions to shareholders from:
  Net investment income.............................................                         (2,464)        (4,351)
  In excess of net investment income................................
  Realized gains....................................................                                        (3,600)
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                          -------          --------       --------
   Decrease in net assets resulting from distributions..............                         (2,464)        (7,951)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................        7,294            61,645        110,232
  Shares issued in reorganization...................................
  Distributions reinvested..........................................                          2,464          7,951
  Payment for shares redeemed.......................................       (1,506)          (42,908)       (72,602)
                                                                          -------          --------       --------
   Increase (decrease) in net assets from fund share transactions...        5,788            21,201         45,581
                                                                          -------          --------       --------
NET INCREASE (DECREASE) IN NET ASSETS...............................        6,443            45,634           (505)

NET ASSETS
  Beginning of Period...............................................                        260,141        260,646
                                                                          -------          --------       --------
  End of Period.....................................................      $ 6,443          $305,775       $260,141
                                                                          =======          ========       ========
Analysis of fund share transactions:
  Sold..............................................................          714             5,132          8,372
  Issued in reorganization..........................................
  Reinvested........................................................                            206            637
  Redeemed..........................................................         (141)           (3,543)        (5,580)
                                                                          -------          --------       --------
Net increase (decrease) in fund shares outstanding..................          573             1,795          3,429
                                                                          =======          ========       ========

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


--------------------------------------------------------------------------------
(000's Omitted)

                                                              Large Cap Value CORE            Fundamental Value
                                                          ----------------------------  ----------------------------
                                                             Unaudited                     Unaudited
                                                          Six-Month Period  Year Ended  Six-Month Period  Year Ended
                                                           Ended June 30,  December 31,  Ended June 30,  December 31,
                                                                2003           2002           2003           2002
                                                          ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)...........................     $   278        $    581       $    919       $  1,794
  Net realized gain (loss)...............................      (1,932)         (6,253)        (5,821)       (20,300)
  Change in net unrealized appreciation (depreciation)...       5,515          (3,791)        16,864        (10,611)
                                                              -------        --------       --------       --------
   Net increase (decrease) in net assets resulting from
    operations...........................................       3,861          (9,463)        11,962        (29,117)
Distributions to shareholders from:
  Net investment income..................................        (281)           (581)          (928)        (1,766)
  In excess of net investment income.....................
  Realized gains.........................................
  In excess of realized gain.............................
  Capital paid-in........................................                                                       (28)
                                                              -------        --------       --------       --------
   Decrease in net assets resulting from distributions...        (281)           (581)          (928)        (1,794)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................       4,557          13,044         15,457         39,206
  Shares issued in reorganization........................
  Distributions reinvested...............................         281             581            928          1,794
  Payment for shares redeemed............................      (4,681)        (23,648)       (26,668)       (50,697)
                                                              -------        --------       --------       --------
   Increase (decrease) in net assets from fund share
    transactions.........................................         157         (10,023)       (10,283)        (9,697)
NET INCREASE (DECREASE) IN NET ASSETS....................       3,737         (20,067)           751        (40,608)

NET ASSETS
  Beginning of Period....................................      40,765          60,832        121,102        161,710
                                                              -------        --------       --------       --------
  End of Period..........................................     $44,502        $ 40,765       $121,853       $121,102
                                                              =======        ========       ========       ========
Analysis of fund share transactions:
  Sold...................................................         562           1,462          1,709          3,997
  Issued in reorganization...............................
  Reinvested.............................................          35              67            106            190
  Redeemed...............................................        (586)         (2,585)        (3,029)        (5,425)
                                                              -------        --------       --------       --------
Net increase (decrease) in fund shares outstanding.......          11          (1,056)        (1,214)        (1,238)
                                                              =======        ========       ========       ========

                                                                  Money Market              Small/Mid Cap Growth
                                                          ----------------------------  ----------------------------
                                                             Unaudited                     Unaudited
                                                          Six-Month Period  Year Ended  Six-Month Period  Year Ended
                                                           Ended June 30,  December 31,  Ended June 30,  December 31,
                                                                2003           2002           2003           2002
                                                          ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)...........................    $   4,541     $    11,513      $     (4)      $ (1,137)
  Net realized gain (loss)...............................                                     (2,330)        (5,715)
  Change in net unrealized appreciation (depreciation)...                                     28,427        (31,900)
                                                             ---------     -----------      --------       --------
   Net increase (decrease) in net assets resulting from
    operations...........................................        4,541          11,513        26,093        (38,752)
Distributions to shareholders from:
  Net investment income..................................       (4,541)        (11,513)
  In excess of net investment income.....................
  Realized gains.........................................
  In excess of realized gain.............................
  Capital paid-in........................................                                                    (1,738)
                                                             ---------     -----------      --------       --------
   Decrease in net assets resulting from distributions...       (4,541)        (11,513)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................      451,281       1,263,747        29,668         56,477
  Shares issued in reorganization........................
  Distributions reinvested...............................        4,541          11,513                        1,738
  Payment for shares redeemed............................     (548,750)     (1,102,660)      (23,050)       (61,999)
                                                             ---------     -----------      --------       --------
   Increase (decrease) in net assets from fund share
    transactions.........................................      (92,928)        172,600         6,618         (3,784)
NET INCREASE (DECREASE) IN NET ASSETS....................      (92,928)        172,600        32,711        (44,274)

NET ASSETS
  Beginning of Period....................................      918,116         745,516       140,958        185,232
                                                             ---------     -----------      --------       --------
  End of Period..........................................    $ 825,188     $   918,116      $173,669       $140,958
                                                             =========     ===========      ========       ========
Analysis of fund share transactions:
  Sold...................................................      451,281       1,263,747         2,586          4,608
  Issued in reorganization...............................
  Reinvested.............................................        4,541          11,513                          156
  Redeemed...............................................     (548,750)     (1,102,660)       (2,084)        (5,071)
                                                             ---------     -----------      --------       --------
Net increase (decrease) in fund shares outstanding.......      (92,928)        172,600           502           (307)
                                                             =========     ===========      ========       ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


--------------------------------------------------------------------------------
(000's Omitted)

                                                                   Bond Index            Large Cap Aggressive Growth
                                                          ----------------------------  ----------------------------
                                                             Unaudited                     Unaudited
                                                          Six-Month Period  Year Ended  Six-Month Period  Year Ended
                                                           Ended June 30,  December 31,  Ended June 30,  December 31,
                                                                2003           2002           2003           2002
                                                          ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)...........................     $  5,349       $  9,325       $     6        $    (46)
  Net realized gain (loss)...............................          422            302        (1,637)        (10,039)
  Change in net unrealized appreciation (depreciation)...        2,451          7,403         4,249          (2,376)
                                                              --------       --------       -------        --------
   Net increase (decrease) in net assets resulting from
    operations...........................................        8,222         17,030         2,618         (12,461)
Distributions to shareholders from:
  Net investment income..................................       (5,248)        (9,249)
  In excess of net investment income.....................
  Realized gains.........................................                        (179)
  In excess of realized gain.............................
  Capital paid-in........................................                        (217)
                                                              --------       --------       -------        --------
   Decrease in net assets resulting from distributions...       (5,248)        (9,645)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................       65,896        130,836         2,965           7,724
  Shares issued in reorganization........................
  Distributions reinvested...............................        5,248          9,645
  Payment for shares redeemed............................      (43,836)       (69,129)       (3,871)        (10,752)
                                                              --------       --------       -------        --------
   Increase (decrease) in net assets from fund share
    transactions.........................................       27,308         71,352          (906)         (3,028)
                                                              --------       --------       -------        --------
NET INCREASE (DECREASE) IN NET ASSETS....................       30,282         78,737         1,712         (15,489)

NET ASSETS
  Beginning of Period....................................      208,095        129,358        24,249          39,738
                                                              --------       --------       -------        --------
  End of Period..........................................     $238,377       $208,095       $25,961        $ 24,249
                                                              ========       ========       =======        ========
Analysis of fund share transactions:
  Sold...................................................        6,368         13,015           514           1,161
  Issued in reorganization...............................
  Reinvested.............................................          507            959
  Redeemed...............................................       (4,223)        (6,852)         (679)         (1,704)
                                                              --------       --------       -------        --------
Net increase (decrease) in fund shares outstanding.......        2,652          7,122          (165)           (543)
                                                              ========       ========       =======        ========

                                                               Small/Mid Cap CORE              Small Cap Value
                                                          ----------------------------  ----------------------------
                                                             Unaudited                     Unaudited
                                                          Six-Month Period  Year Ended  Six-Month Period  Year Ended
                                                           Ended June 30,  December 31,  Ended June 30,  December 31,
                                                                2003           2002           2003           2002
                                                          ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)...........................     $    110       $    229       $    372       $    776
  Net realized gain (loss)...............................         (943)        (3,813)           397            379
  Change in net unrealized appreciation (depreciation)...        9,210         (4,661)        17,749        (12,133)
                                                              --------       --------       --------       --------
   Net increase (decrease) in net assets resulting from
    operations...........................................        8,377         (8,245)        18,518        (10,978)
Distributions to shareholders from:
  Net investment income..................................         (102)          (227)          (384)          (885)
  In excess of net investment income.....................
  Realized gains.........................................                                                    (1,001)
  In excess of realized gain.............................
  Capital paid-in........................................                          (2)                       (1,231)
                                                              --------       --------       --------       --------
   Decrease in net assets resulting from distributions...         (102)          (229)          (384)        (3,117)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................       26,512         53,157         23,510         76,240
  Shares issued in reorganization........................
  Distributions reinvested...............................          102            229            384          3,117
  Payment for shares redeemed............................      (17,544)       (43,215)       (17,673)       (48,416)
                                                              --------       --------       --------       --------
   Increase (decrease) in net assets from fund share
    transactions.........................................        9,070         10,171          6,221         30,941
                                                              --------       --------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS....................       17,345          1,697         24,355         16,846

NET ASSETS
  Beginning of Period....................................       48,143         46,446        120,070        103,224
                                                              --------       --------       --------       --------
  End of Period..........................................     $ 65,488       $ 48,143       $144,425       $120,070
                                                              ========       ========       ========       ========
Analysis of fund share transactions:
  Sold...................................................        3,099          5,734          1,791          5,465
  Issued in reorganization...............................
  Reinvested.............................................           12             26             29            244
  Redeemed...............................................       (2,044)        (4,680)        (1,400)        (3,640)
                                                              --------       --------       --------       --------
Net increase (decrease) in fund shares outstanding.......        1,067          1,080            420          2,069
                                                              ========       ========       ========       ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)



--------------------------------------------------------------------------------
(000's Omitted)

                                                               Real Estate Equity              Growth & Income
                                                          ----------------------------  ----------------------------
                                                             Unaudited                     Unaudited
                                                          Six-Month Period  Year Ended  Six-Month Period  Year Ended
                                                           Ended June 30,  December 31,  Ended June 30,  December 31,
                                                                2003           2002           2003           2002
                                                          ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income..................................     $  4,595       $  8,407      $    9,578     $   15,255
  Net realized gain (loss)...............................        1,626          3,167         (83,677)      (269,774)
  Change in net unrealized appreciation (depreciation)...       16,523        (10,761)        226,227       (277,602)
                                                              --------       --------      ----------     ----------
   Net increase (decrease) in net assets resulting from
    operations...........................................       22,744            813         152,128       (532,121)
Distributions to shareholders from:
  Net investment income..................................       (4,611)        (8,765)         (7,825)       (15,248)
  In excess of net investment income.....................
  Realized gains.........................................                      (4,175)
  In excess of realized gain.............................
  Capital paid-in........................................
                                                              --------       --------      ----------     ----------
   Decrease in net assets resulting from distributions...       (4,611)       (12,940)         (7,825)       (15,248)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................       31,330         75,035          48,192        122,967
  Shares issued in reorganization........................                                      66,546
  Distributions reinvested...............................        4,611         12,940           7,825         15,248
  Payment for shares redeemed............................      (40,132)       (61,575)       (114,530)      (304,962)
                                                              --------       --------      ----------     ----------
   Increase (decrease) in net assets from fund share
    transactions.........................................       (4,191)        26,400           8,033       (166,747)
                                                              --------       --------      ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS....................       13,942         14,273         152,336       (714,116)

NET ASSETS
  Beginning of Period....................................      177,926        163,653       1,762,203      2,476,319
                                                              --------       --------      ----------     ----------
  End of Period..........................................     $191,868       $177,926      $1,914,539     $1,762,203
                                                              ========       ========      ==========     ==========
Analysis of fund share transactions:
  Sold...................................................        2,376          5,436           5,205         11,661
  Issued in reorganization...............................                                       7,117
  Reinvested.............................................          353            969             840          1,471
  Redeemed...............................................       (3,048)        (4,574)        (12,349)       (29,468)
                                                              --------       --------      ----------     ----------
Net increase (decrease) in fund shares outstanding.......         (319)         1,831             813        (16,336)
                                                              ========       ========      ==========     ==========

                                                                     Managed            Total Return Bond
                                                          ----------------------------  -----------------
                                                             Unaudited                     Period from
                                                          Six-Month Period  Year Ended  April 30, 2003(*)
                                                           Ended June 30,  December 31,    to June 30,
                                                                2003           2002           2003
                                                          ---------------- ------------ -----------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income..................................    $   17,522     $   39,260       $    74
  Net realized gain (loss)...............................       (28,018)      (108,571)          384
  Change in net unrealized appreciation (depreciation)...       163,365       (256,985)          (51)
                                                             ----------     ----------       -------
   Net increase (decrease) in net assets resulting from
    operations...........................................       152,869       (326,296)          407
Distributions to shareholders from:
  Net investment income..................................       (15,962)       (39,246)          (69)
  In excess of net investment income.....................
  Realized gains.........................................
  In excess of realized gain.............................
  Capital paid-in........................................
                                                             ----------     ----------       -------
   Decrease in net assets resulting from distributions...       (15,962)       (39,246)          (69)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................        37,493        141,803        27,496
  Shares issued in reorganization........................
  Distributions reinvested...............................        15,962         39,246            69
  Payment for shares redeemed............................      (154,573)      (405,346)          (86)
                                                             ----------     ----------       -------
   Increase (decrease) in net assets from fund share
    transactions.........................................      (101,118)      (224,297)       27,479
                                                             ----------     ----------       -------
NET INCREASE (DECREASE) IN NET ASSETS....................        35,789       (589,839)       27,817

NET ASSETS
  Beginning of Period....................................     1,936,864      2,526,703
                                                             ----------     ----------       -------
  End of Period..........................................    $1,972,653     $1,936,864       $27,817
                                                             ==========     ==========       =======
Analysis of fund share transactions:
  Sold...................................................         3,305         11,521         2,745
  Issued in reorganization...............................
  Reinvested.............................................         1,407          3,304             7
  Redeemed...............................................       (13,775)       (34,237)           (8)
                                                             ----------     ----------       -------
Net increase (decrease) in fund shares outstanding.......        (9,063)       (19,412)        2,744
                                                             ==========     ==========       =======

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


--------------------------------------------------------------------------------
(000's Omitted)

                                                                 Short-Term Bond          Small Cap Emerging Growth
                                                          ----------------------------  ----------------------------
                                                             Unaudited                     Unaudited
                                                          Six-Month Period  Year Ended  Six-Month Period  Year Ended
                                                           Ended June 30,  December 31,  Ended June 30,  December 31,
                                                                2003           2002           2003           2002
                                                          ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)...........................     $  4,738       $  8,226       $    (20)      $    114
  Net realized gain (loss)...............................          608           (385)       (15,268)        (6,232)
  Change in net unrealized appreciation (depreciation)...         (135)         2,688         25,292        (13,044)
                                                              --------       --------       --------       --------
   Net increase (decrease) in net assets resulting from
    operations...........................................        5,211         10,529         10,004        (19,162)
Distributions to shareholders from:
  Net investment income..................................       (4,647)        (7,972)           (71)          (114)
  In excess of net investment income.....................
  Realized gains.........................................
  In excess of realized gain.............................
  Capital paid-in........................................                        (489)
                                                              --------       --------       --------       --------
   Decrease in net assets resulting from distributions...       (4,647)        (8,461)           (71)          (114)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................       50,560        121,761         24,624         40,696
  Shares issued in reorganization........................
  Distributions reinvested...............................        4,647          8,461             71            114
  Payment for shares redeemed............................      (39,042)       (40,623)       (21,594)       (42,400)
                                                              --------       --------       --------       --------
   Increase (decrease) in net assets from fund share
    transactions.........................................       16,165         89,599          3,101         (1,590)
                                                              --------       --------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS....................       16,729         91,667         13,034        (20,866)

NET ASSETS
  Beginning of Period....................................      241,117        149,450         50,327         71,193
                                                              --------       --------       --------       --------
  End of Period..........................................     $257,846       $241,117       $ 63,361       $ 50,327
                                                              ========       ========       ========       ========
Analysis of fund share transactions:
  Sold...................................................        4,929         11,951          3,817          5,357
  Issued in reorganization...............................
  Reinvested.............................................          454            833             12             19
  Redeemed...............................................       (3,807)        (3,998)        (3,259)        (5,481)
                                                              --------       --------       --------       --------
Net increase (decrease) in fund shares outstanding.......        1,576          8,786            570           (105)
                                                              ========       ========       ========       ========

                                                           International Opportunities          Equity Index
                                                          ----------------------------  ----------------------------
                                                             Unaudited                     Unaudited
                                                          Six-Month Period  Year Ended  Six-Month Period  Year Ended
                                                           Ended June 30,  December 31,  Ended June 30,  December 31,
                                                                2003           2002           2003           2002
                                                          ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)...........................     $    909      $     598       $  3,881      $   6,944
  Net realized gain (loss)...............................       (4,803)       (24,371)        (1,568)       (19,328)
  Change in net unrealized appreciation (depreciation)...       11,206          3,191         54,508       (117,800)
                                                              --------      ---------       --------      ---------
   Net increase (decrease) in net assets resulting from
    operations...........................................        7,312        (20,582)        56,821       (130,184)
Distributions to shareholders from:
  Net investment income..................................         (947)          (592)        (3,888)        (4,601)
  In excess of net investment income.....................
  Realized gains.........................................                                                    (2,918)
  In excess of realized gain.............................
  Capital paid-in........................................
                                                              --------      ---------       --------      ---------
   Decrease in net assets resulting from distributions...         (947)          (592)        (3,888)        (7,519)
Capital contributions
From fund share transactions:
  Proceeds from shares sold..............................       88,400        219,231         78,178        170,409
  Shares issued in reorganization........................                      24,706
  Distributions reinvested...............................          947            592          3,888          7,519
  Payment for shares redeemed............................      (82,449)      (219,668)       (47,420)      (112,758)
                                                              --------      ---------       --------      ---------
   Increase (decrease) in net assets from fund share
    transactions.........................................        6,898         24,861         34,646         65,170
                                                              --------      ---------       --------      ---------
NET INCREASE (DECREASE) IN NET ASSETS....................       13,263          3,687         87,579        (72,533)

NET ASSETS
  Beginning of Period....................................       87,278         83,591        466,258        538,791
                                                              --------      ---------       --------      ---------
  End of Period..........................................     $100,541      $  87,278       $553,837      $ 466,258
                                                              ========      =========       ========      =========
Analysis of fund share transactions:
  Sold...................................................       11,852         28,860          6,682         13,047
  Issued in reorganization...............................
  Reinvested.............................................          126             69            334            598
  Redeemed...............................................      (10,990)       (26,366)        (4,057)        (8,896)
                                                              --------      ---------       --------      ---------
Net increase (decrease) in fund shares outstanding.......          988          2,563          2,959          4,749
                                                              ========      =========       ========      =========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


--------------------------------------------------------------------------------
(000's Omitted)

                                                                            High Yield Bond                 Global Bond
                                                                     ----------------------------  ----------------------------
                                                                        Unaudited                     Unaudited
                                                                     Six-Month Period  Year Ended  Six-Month Period  Year Ended
                                                                      Ended June 30,  December 31,  Ended June 30,  December 31,
                                                                           2003           2002           2003           2002
                                                                     ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................     $  2,446       $  5,710       $  1,375       $  2,048
  Net realized gain (loss)..........................................       (1,244)       (13,393)         3,112            704
  Change in net unrealized appreciation (depreciation)..............        5,632          5,078          2,596          7,395
                                                                         --------       --------       --------       --------
   Net increase (decrease) in net assets resulting from operations..        6,834         (2,605)         7,083         10,147
Distributions to shareholders from:
  Net investment income.............................................       (2,409)        (5,697)                       (3,132)
  In excess of net investment income................................
  Realized gains....................................................
  In excess of realized gain........................................
  Capital paid-in...................................................                                                      (335)
                                                                         --------       --------       --------       --------
   Decrease in net assets resulting from distributions..............       (2,409)        (5,697)                       (3,467)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................       56,205         68,950         44,150         64,973
  Shares issued in reorganization...................................
  Distributions reinvested..........................................        2,409          5,697                         3,467
  Payment for shares redeemed.......................................      (39,630)       (56,838)       (28,027)       (44,295)
                                                                         --------       --------       --------       --------
   Increase (decrease) in net assets from fund share transactions...       18,984         17,809         16,123         24,145
                                                                         --------       --------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS...............................       23,409          9,507         23,206         30,825

NET ASSETS
  Beginning of Period...............................................       60,781         51,274         78,471         47,646
                                                                         --------       --------       --------       --------
  End of Period.....................................................     $ 84,190       $ 60,781       $101,677       $ 78,471
                                                                         ========       ========       ========       ========
Analysis of fund share transactions:
  Sold..............................................................        9,149         11,198          3,820          6,063
  Issued in reorganization..........................................
  Reinvested........................................................          393            919                           313
  Redeemed..........................................................       (6,441)        (9,337)        (2,414)        (4,176)
                                                                         --------       --------       --------       --------
Net increase (decrease) in fund shares outstanding..................        3,101          2,780          1,406          2,200
                                                                         ========       ========       ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the period indicated:

                                           Income from Investment Operations
                                        ---------------------------------------  -------------------------
                                                      Net Realized
                             Net Assets     Net            and          Total    Distribution Distribution
                              Value at  Investment     Unrealized        From      From Net     From Net
                             Beginning    Income       Gain (Loss)    Investment  Investment    Gains on
                             of Period  Gain (Loss) on Investments(a) Operations    Income    Investments
                             ---------- ----------- ----------------- ---------- ------------ ------------
Large Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2003............   $11.18     $ 0.05         $ 1.00         $ 1.05      $(0.01)      $
  Year Ended December 31,
   2002.....................    15.54       0.04          (4.36)         (4.32)      (0.04)
   2001.....................    18.89       0.04          (3.36)         (3.32)      (0.03)
   2000.....................    27.33       0.03          (4.89)         (4.86)      (0.04)       (2.69)
   1999.....................    26.19       0.09           6.03           6.12       (0.09)       (4.89)

-----------------------------------------------------------------------------------------------------------

Fundamental Growth
------------------
  Unaudited Period Ended
   June 30, 2003............     5.91      (0.02)          0.82           0.80
  Year Ended December 31,
   2002.....................     8.48      (0.06)         (2.51)         (2.57)
   2001.....................    12.52      (0.03)         (4.01)         (4.04)
   2000 (e).................    14.42      (0.02)         (0.44)         (0.46)                   (0.76)
  Period from August 31, to
   December 31, 1999 (g)....    10.00      (0.02)          5.34           5.32                    (0.90)

-----------------------------------------------------------------------------------------------------------

Active Bond
-----------
  Unaudited Period Ended
   June 30, 2003 (21).......     9.70       0.22           0.30           0.52       (0.22)
  Year Ended December 31,
   2002.....................     9.55       0.50           0.18           0.68       (0.53)
   2001.....................     9.44       0.58           0.11           0.69       (0.58)
   2000.....................     9.12       0.64           0.28           0.92       (0.60)
   1999.....................     9.92       0.67          (0.76)         (0.09)      (0.71)

-----------------------------------------------------------------------------------------------------------

Emerging Markets Equity
-----------------------
  Unaudited Period Ended
   June 30, 2003............     5.99       0.08           0.80           0.88       (0.07)
  Year Ended December 31,
   2002.....................     6.44       0.02          (0.45)         (0.43)      (0.02)
   2001.....................     6.70       0.05          (0.29)         (0.24)
   2000.....................    12.26      (0.02)         (4.91)         (4.93)                   (0.62)
   1999 (k).................     7.09       0.03           5.35           5.38       (0.01)       (0.10)
  Period from May 1, to
   December 31, 1988 (g)....    10.00       0.03          (2.91)         (2.88)      (0.02)

-----------------------------------------------------------------------------------------------------------

                                    Less Distributions
                             ---------------------------------------------------------

                             Distribution in                                          Net Assets
                                Excess of    Distribution                              Value at    Total
                             Net Investment  From Capital     Total        Capital       End     Investment
                              Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                             --------------- ------------ ------------- ------------- ---------- ----------
Large Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2003............     $              $            $(0.01)        $           $12.22       9.37%(c)
  Year Ended December 31,
   2002.....................                                  (0.04)                     11.18     (27.82)%
   2001.....................                                  (0.03)                     15.54     (17.54)%
   2000.....................      (0.78)         (0.07)       (3.58)                     18.89     (17.89)%
   1999.....................                                  (4.98)                     27.33      24.07%

---------------------------------------------------------------------------------------------------------------

Fundamental Growth
------------------
  Unaudited Period Ended
   June 30, 2003............                                                              6.71      13.48%(c)
  Year Ended December 31,
   2002.....................                                                              5.91     (30.28)%
   2001.....................                                                              8.48     (32.23)%
   2000 (e).................      (0.65)         (0.03)       (1.44)                     12.52      (3.03)%
  Period from August 31, to
   December 31, 1999 (g)....                                  (0.90)                     14.42      54.57%(c)

---------------------------------------------------------------------------------------------------------------

Active Bond
-----------
  Unaudited Period Ended
   June 30, 2003 (21).......                                  (0.22)                     10.00       5.41%(c)
  Year Ended December 31,
   2002.....................                                  (0.53)                      9.70       7.25%
   2001.....................                                  (0.58)                      9.55       7.48%
   2000.....................                                  (0.60)                      9.44      10.45%
   1999.....................                                  (0.71)                      9.12      (0.94)%

---------------------------------------------------------------------------------------------------------------

Emerging Markets Equity
-----------------------
  Unaudited Period Ended
   June 30, 2003............                                  (0.07)                      6.80      14.81%(c)
  Year Ended December 31,
   2002.....................                                  (0.02)                      5.99      (6.73)%
   2001.....................                     (0.02)       (0.02)                      6.44      (3.63)%
   2000.....................                     (0.01)       (0.63)                      6.70     (40.11)%
   1999 (k).................      (0.42)                      (0.53)         0.32        12.26      81.37%(l)
  Period from May 1, to
   December 31, 1988 (g)....                     (0.01)       (0.03)                      7.09     (28.87%)(c)

---------------------------------------------------------------------------------------------------------------

                                              Ratios/Supplemental Data
                             ----------------------------------------------------
                                                                Net
                                             Operating      Investment
                               Net Assets   Expenses to    Income (Loss)    Portfolio
                             End of Period    Average       to Average      Turnover
                             (000s Omitted) Net Assets      Net Assets        Rate
                             -------------- -----------    -------------  ---------
Large Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2003............   $  547,493      0.87%(d)         0.87%(d)    51.28%(c)(5)
  Year Ended December 31,
   2002.....................      496,628      0.55%            0.33%       95.04%
   2001.....................      770,915      0.41%            0.23%       63.96%
   2000.....................    1,146,787      0.46%            0.10%       89.30%
   1999.....................    1,382,473      0.39%            0.33%       37.42%

----------------------------------------------------------------------------------------

Fundamental Growth
------------------
  Unaudited Period Ended
   June 30, 2003............       21,972      0.97%(d)        (0.48%)(d)   54.56%(c)
  Year Ended December 31,
   2002.....................       20,065      1.00%(f)        (0.52)%      93.77%
   2001.....................       37,897      1.00%(f)        (0.46)%     118.01%(5)
   2000 (e).................       46,114      0.96%(f)        (0.38)%     250.46%
  Period from August 31, to
   December 31, 1999 (g)....        9,175      0.95%(d)(f)     (0.55)%(d)   61.66%(c)

----------------------------------------------------------------------------------------

Active Bond
-----------
  Unaudited Period Ended
   June 30, 2003 (21).......    1,103,822      0.68%(d)         4.61%(d)   283.58%(c)(5)
  Year Ended December 31,
   2002.....................      987,454      0.69%            5.24%      290.73%
   2001.....................      947,514      0.67%            5.97%(14)  206.80%(5)
   2000.....................      842,299      0.41%(h)         6.98%      224.24%
   1999.....................      850,286      0.28%            6.97%      182.90%

----------------------------------------------------------------------------------------

Emerging Markets Equity
-----------------------
  Unaudited Period Ended
   June 30, 2003............       40,327      1.61%(d)(i)      1.75%(d)    49.13%(c)
  Year Ended December 31,
   2002.....................       34,506      1.60%(i)         0.27%       88.40%
   2001.....................       28,956      1.40%(i)         0.77%      120.72%
   2000.....................       31,010      1.32%(i)        (0.28)%     103.90%
   1999 (k).................       32,596      1.39%(i)         0.19%      196.32%
  Period from May 1, to
   December 31, 1988 (g)....        7,310      1.55%(d)(i)      0.51%(d)    53.95%(c)

----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the period indicated:

                                             Income from Investment Operations
                                          ---------------------------------------  -------------------------
                                                        Net Realized
                               Net Assets     Net            and          Total    Distribution Distribution
                                Value at  Investment     Unrealized        from      from Net     From Net
                               Beginning    Income       Gain (Loss)    Investment  Investment    Gains on
                               of Period  Gain (loss) on Investments(a) Operations    Income    Investments
                               ---------- ----------- ----------------- ---------- ------------ ------------
Financial Industries
--------------------
  Period from May 1, 2003 to
   June 30, 2003 (g)..........   $11.90     $ 0.04         $ 0.67         $ 0.71      $(0.04)      $

-------------------------------------------------------------------------------------------------------------

International Equity Index
--------------------------
  Unaudited Period Ended
   June 30, 2003..............    10.05       0.19           0.93           1.12       (0.19)
  Year Ended December 31,
   2002.......................    12.07       0.21          (2.02)         (1.81)      (0.21)
   2001.......................    15.39       0.22          (3.32)         (3.10)      (0.17)
   2000.......................    19.64       0.23          (3.64)         (3.41)      (0.18)       (0.59)
   1999.......................    15.56       0.21           4.51           4.72       (0.21)       (0.38)

-------------------------------------------------------------------------------------------------------------

Small Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2003..............     8.25      (0.04)          0.92           0.88
  Year Ended December 31,
   2002.......................    11.77      (0.11)         (3.41)         (3.52)
   2001.......................    13.47      (0.08)         (1.62)         (1.70)
   2000.......................    19.12      (0.02)         (4.16)         (4.18)                   (0.12)
   1999.......................    12.99      (0.21)          9.06           8.85                    (2.72)

-------------------------------------------------------------------------------------------------------------

Health Sciences
---------------
  Unaudited Period Ended
   June 30, 2003 (7)..........     7.82       0.02           1.35           1.37
  Year Ended December 31,
   2002.......................     9.81       0.01          (1.98)         (1.97)      (0.02)
  Period from May 1, 2001, to
   December 31, 2001 (g)......    10.00      (0.00)         (0.18)         (0.18)      (0.11)

-------------------------------------------------------------------------------------------------------------

Overseas Equity (former Global Balanced)
----------------------------------------
  Unaudited Period Ended
   June 30, 2003..............     7.92       0.10           0.85           0.95       (0.10)
  Year Ended December 31,
   2002.......................     8.57       0.10          (0.65)         (0.55)      (0.10)
   2001.......................     9.27       0.11          (0.70)         (0.59)
   2000 (q)...................    10.71       0.23          (1.20)         (0.97)      (0.24)       (0.01)
   1999.......................    11.12       0.29           0.25           0.54       (0.29)       (0.44)

-------------------------------------------------------------------------------------------------------------

                                      Less Distributions
                               ---------------------------------------------------------

                               Distribution in                                          Net Assets
                                  Excess of    Distribution                              Value at    Total
                               Net Investment  From Capital     Total        Capital       End     Investment
                                Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                               --------------- ------------ ------------- ------------- ---------- ----------
Financial Industries
--------------------
  Period from May 1, 2003 to
   June 30, 2003 (g)..........     $              $            $(0.04)         $          $12.57       5.96%(c)

-----------------------------------------------------------------------------------------------------------------

International Equity Index
--------------------------
  Unaudited Period Ended
   June 30, 2003..............                                  (0.19)                     10.98      11.26%(c)
  Year Ended December 31,
   2002.......................                                  (0.21)                     10.05     (15.18)%
   2001.......................                     (0.05)       (0.22)                     12.07     (20.30)%
   2000.......................                     (0.07)       (0.84)                     15.39     (17.42)%
   1999.......................      (0.05)                      (0.64)                     19.64      30.87%

-----------------------------------------------------------------------------------------------------------------

Small Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2003..............                                                              9.13      10.76%(c)
  Year Ended December 31,
   2002.......................                                                              8.25     (29.95)%
   2001.......................                                                             11.77     (12.61)%
   2000.......................                     (1.35)       (1.47)                     13.47     (21.43)%
   1999.......................                                  (2.72)                     19.12      70.38%

-----------------------------------------------------------------------------------------------------------------

Health Sciences
---------------
  Unaudited Period Ended
   June 30, 2003 (7)..........                                                              9.19      17.45%(c)
  Year Ended December 31,
   2002.......................                                  (0.02)                      7.82     (19.99)%
  Period from May 1, 2001, to
   December 31, 2001 (g)......                     (0.01)       (0.01)                      9.81      (1.85)%(c)

-----------------------------------------------------------------------------------------------------------------

Overseas Equity (former Global Balanced)
----------------------------------------
  Unaudited Period Ended
   June 30, 2003..............                                  (0.10)                      8.77      12.04%(c)
  Year Ended December 31,
   2002.......................                                  (0.10)                      7.92      (6.32)%
   2001.......................                     (0.11)       (0.11)                      8.57      (6.45)%
   2000 (q)...................      (0.10)         (0.12)       (0.47)                      9.27      (9.08)%
   1999.......................      (0.16)         (0.06)       (0.95)                     10.71       5.11%

-----------------------------------------------------------------------------------------------------------------

                                                Ratios/Supplemental Data
                               ----------------------------------------------------
                                                                  Net
                                               Operating      Investment
                                 Net Assets   Expenses to    Income (Loss)    Portfolio
                               End of Period    Average       to Average      Turnover
                               (000s Omitted) Net Assets      Net Assets        Rate
                               -------------- -----------    -------------  ---------
Financial Industries
--------------------
  Period from May 1, 2003 to
   June 30, 2003 (g)..........    $ 57,852       0.90%(d)         1.92%(d)    93.33%(c)(5)

------------------------------------------------------------------------------------------

International Equity Index
--------------------------
  Unaudited Period Ended
   June 30, 2003..............     121,629       0.28%(d)(m)      3.46%(d)     5.63%(c)
  Year Ended December 31,
   2002.......................      98,917       0.28%(m)         1.85%       17.55%
   2001.......................     122,020       0.27%(m)         1.66%        8.31%
   2000.......................     195,012       0.28%(m)         1.40%       14.86%
   1999.......................     244,017       0.31%(m)         1.26%       19.01%

------------------------------------------------------------------------------------------

Small Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2003..............     130,553       1.16%(d)(o)     (0.82%)(d)   69.93%(c)
  Year Ended December 31,
   2002.......................     120,723       1.13%           (0.83)%      77.38%
   2001.......................     189,401       0.91%(o)        (0.55)%      91.48%(5)
   2000.......................     234,542       0.82%           (0.50)%      97.73%
   1999.......................     179,570       0.89%           (0.70)%     113.11%

------------------------------------------------------------------------------------------

Health Sciences
---------------
  Unaudited Period Ended
   June 30, 2003 (7)..........      28,313       1.10%(d)(p)      0.06%(d)   107.21%(c)
  Year Ended December 31,
   2002.......................      22,670       1.07%(p)         0.10%       98.91%
  Period from May 1, 2001, to
   December 31, 2001 (g)......      29,873       1.10%(d)(p)     (0.16%)(d)   37.76%(c)

------------------------------------------------------------------------------------------

Overseas Equity (former Global Balanced)
----------------------------------------
  Unaudited Period Ended
   June 30, 2003..............      34,863       1.15%(d)(r)      1.95%(d)    88.14%(c)
  Year Ended December 31,
   2002.......................      29,936       1.15%(r)         1.28%       71.20%
   2001.......................      31,290       1.15%(r)         1.30%(15)   53.11%
   2000 (q)...................      28,527       0.98%(r)         2.32%      204.98%
   1999.......................      31,577       1.00%(r)         2.73%      131.21%

------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the period indicated:

                                             Income from Investment Operations
                                          ---------------------------------------  -------------------------
                                                        Net Realized
                               Net Assets     Net            and          Total    Distribution Distribution
                                Value at  Investment     Unrealized        from      from Net     From Net
                               Beginning    Income       Gain (Loss)    Investment  Investment    Gains on
                               of Period  Gain (loss) on Investments(a) Operations    Income    Investments
                               ---------- ----------- ----------------- ---------- ------------ ------------
Earnings Growth (former Multi Cap Growth)
-----------------------------------------
  Unaudited Period Ended
   June 30, 2003 (22).........   $ 6.65     $              $  0.70       $  0.70      $            $
  Year Ended December 31,
   2002.......................     9.84      (0.04)          (3.15)        (3.19)
   2001.......................    15.60      (0.06)          (5.70)        (5.76)
   2000.......................    29.22      (0.05)         (10.49)       (10.54)                   (0.41)
   1999.......................    15.12      (0.19)          17.70         17.51                    (3.41)

-------------------------------------------------------------------------------------------------------------

Mid Cap Value
-------------
  Period from May 1, 2003 to
   June 30, 2003 (g)..........    10.00       0.01            1.23          1.24

-------------------------------------------------------------------------------------------------------------

Large Cap Value
---------------
  Unaudited Period Ended
   June 30, 2003..............    11.91       0.11            1.03          1.14       (0.11)
  Year Ended December 31,
   2002.......................    14.15       0.22           (2.07)        (1.85)      (0.22)       (0.17)
   2001.......................    14.38       0.22           (0.05)         0.17       (0.22)       (0.18)
   2000.......................    13.49       0.27            1.45          1.72       (0.28)       (0.53)
   1999.......................    14.02       0.27            0.18          0.45       (0.27)       (0.71)

-------------------------------------------------------------------------------------------------------------

Large Cap Value CORE
--------------------
  Unaudited Period Ended
   June 30, 2003..............     7.95       0.06            0.71          0.77       (0.06)
  Year Ended December 31,
   2002.......................     9.83       0.11           (1.88)        (1.77)      (0.11)
   2001.......................    10.42       0.09           (0.58)        (0.49)      (0.09)
   2000.......................    10.16       0.15            0.36          0.51       (0.15)       (0.06)
  Period from August 31, to
   December 31, 1999 (g)......    10.00       0.04            0.31          0.35       (0.03)       (0.14)

-------------------------------------------------------------------------------------------------------------

                                      Less Distributions
                               ---------------------------------------------------------

                               Distribution in                                          Net Assets
                                  Excess of    Distribution                              Value at    Total
                               Net Investment  From Capital     Total        Capital       End     Investment
                                Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                               --------------- ------------ ------------- ------------- ---------- ----------
Earnings Growth (former Multi Cap Growth)
-----------------------------------------
  Unaudited Period Ended
   June 30, 2003 (22).........     $              $            $               $          $ 7.35      10.50%(c)
  Year Ended December 31,
   2002.......................                                                              6.65     (32.39)%
   2001.......................                                                              9.84     (36.93)%
   2000.......................      (1.61)         (1.06)       (3.08)                     15.60     (35.86)%
   1999.......................                                  (3.41)                     29.22     118.31%

----------------------------------------------------------------------------------------------------------------

Mid Cap Value
-------------
  Period from May 1, 2003 to
   June 30, 2003 (g)..........                                                             11.24      12.42%(c)

----------------------------------------------------------------------------------------------------------------

Large Cap Value
---------------
  Unaudited Period Ended
   June 30, 2003..............                                  (0.11)                     12.94       9.60%(c)
  Year Ended December 31,
   2002.......................                                  (0.39)                     11.91     (13.24)%
   2001.......................                                  (0.40)                     14.15       1.25%
   2000.......................      (0.01)         (0.01)       (0.83)                     14.38      12.97%
   1999.......................                                  (0.98)                     13.49       3.28%

----------------------------------------------------------------------------------------------------------------

Large Cap Value CORE
--------------------
  Unaudited Period Ended
   June 30, 2003..............                                  (0.06)                      8.66       9.70%(c)
  Year Ended December 31,
   2002.......................                                  (0.11)                      7.95     (18.21)%
   2001.......................                                  (0.09)                      9.83      (4.75)%
   2000.......................      (0.03)         (0.01)       (0.25)                     10.42       5.12%
  Period from August 31, to
   December 31, 1999 (g)......      (0.01)         (0.01)       (0.19)                     10.16       3.58%(c)

----------------------------------------------------------------------------------------------------------------

                                              Ratios/Supplemental Data
                               ---------------------------------------------------
                                                                  Net
                                               Operating      Investment
                                 Net Assets   Expenses to    Income (Loss) Portfolio
                               End of Period    Average       to Average   Turnover
                               (000s Omitted) Net Assets      Net Assets     Rate
                               -------------- -----------    ------------- ---------
Earnings Growth (former Multi Cap Growth)
-----------------------------------------
  Unaudited Period Ended
   June 30, 2003 (22).........    $175,235       1.04%(d)         0.06%(d)  114.00%(c)
  Year Ended December 31,
   2002.......................     159,859       1.04%           (0.42)%    192.54%
   2001.......................     245,899       0.94%           (0.49)%    111.69%
   2000.......................     393,988       0.85%           (0.43)%    140.94%
   1999.......................     452,937       0.93%           (0.68)%    106.06%

--------------------------------------------------------------------------------------

Mid Cap Value
-------------
  Period from May 1, 2003 to
   June 30, 2003 (g)..........       6,443       1.20%(d)(t)      0.65%(d)   71.32%(c)

--------------------------------------------------------------------------------------

Large Cap Value
---------------
  Unaudited Period Ended
   June 30, 2003..............     305,775       0.82%(d)         1.82%(d)    6.53%(c)
  Year Ended December 31,
   2002.......................     260,141       0.83%            1.67%      16.04%
   2001.......................     260,646       0.82%            1.54%      18.19%
   2000.......................     204,535       0.78%            2.04%      42.12%
   1999.......................     155,849       0.85%            1.88%      32.62%

--------------------------------------------------------------------------------------

Large Cap Value CORE
--------------------
  Unaudited Period Ended
   June 30, 2003..............      44,502       0.85%(d)(u)      1.37%(d)   40.91%(c)
  Year Ended December 31,
   2002.......................      40,765       0.84%(u)         1.18%      89.43%
   2001.......................      60,832       0.85%(u)         0.98%      74.91%(5)
   2000.......................      18,164       0.85%(u)         1.54%      59.15%
  Period from August 31, to
   December 31, 1999 (g)......       6,371       0.85%(d)(u)      1.13%(d)   30.90%(c)

--------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the period indicated:

                                           Income from Investment Operations
                                        ---------------------------------------  -------------------------
                                                      Net Realized
                             Net Assets     Net            and          Total    Distribution Distribution
                              Value at  Investment     Unrealized        from      from Net     From Net
                             Beginning    Income       Gain (Loss)    Investment  Investment    Gains on
                             of Period  Gain (loss) on Investments(a) Operations    Income    Investments
                             ---------- ----------- ----------------- ---------- ------------ ------------
Fundamental Value
-----------------
  Unaudited Period Ended
   June 30, 2003............   $ 8.70     $ 0.07         $ 0.89         $ 0.96      $(0.07)      $
  Year Ended December 31,
   2002.....................    10.66       0.12          (1.96)         (1.84)      (0.12)
   2001.....................    11.57       0.10          (0.91)         (0.81)      (0.10)
   2000.....................    10.42       0.09           1.30           1.39       (0.10)       (0.08)
  Period from August 31, to
   December 31, 1999 (g)....    10.00       0.03           0.45           0.48       (0.03)       (0.02)

-----------------------------------------------------------------------------------------------------------

Money Market
------------
  Unaudited Period Ended
   June 30, 2003............     1.00       0.01                          0.01       (0.01)
  Year Ended December 31,
   2002 (7).................     1.00       0.01                          0.01       (0.01)
   2001 (10)................     1.00       0.04                          0.04       (0.04)
   2000 (10)................     1.00       0.06                          0.06       (0.06)
   1999 (10)................     1.00       0.04                          0.04       (0.04)

-----------------------------------------------------------------------------------------------------------

Small/Mid Cap Growth
--------------------
  Unaudited Period Ended
   June 30, 2003............    10.98       0.01           2.03           2.04
  Year Ended December 31,
   2002.....................    14.09      (0.09)         (2.88)         (2.97)                   (0.14)
   2001.....................    13.70      (0.06)          0.45           0.39
   2000.....................    14.03      (0.02)          1.27           1.25                    (1.43)
   1999.....................    15.94      (0.07)          0.74           0.67                    (2.41)

-----------------------------------------------------------------------------------------------------------

Bond Index
----------
  Unaudited Period Ended
   June 30, 2003............    10.30       0.24           0.13           0.37       (0.24)
  Year Ended December 31,
   2002.....................     9.89       0.54           0.42           0.96       (0.51)       (0.04)
   2001.....................     9.74       0.57           0.17           0.74       (0.58)       (0.01)
   2000.....................     9.32       0.62           0.43           1.05       (0.63)
   1999.....................    10.19       0.63          (0.89)         (0.26)      (0.61)

-----------------------------------------------------------------------------------------------------------

                                    Less Distributions
                             ---------------------------------------------------------

                             Distribution in                                          Net Assets
                                Excess of    Distribution                              Value at    Total
                             Net Investment  From Capital     Total        Capital       End     Investment
                              Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                             --------------- ------------ ------------- ------------- ---------- ----------
Fundamental Value
-----------------
  Unaudited Period Ended
   June 30, 2003............     $              $            $(0.07)         $          $ 9.59      11.12%(c)
  Year Ended December 31,
   2002.....................                                  (0.12)                      8.70     (17.40)%
   2001.....................                                  (0.10)                     10.66      (6.99)%
   2000.....................      (0.06)                      (0.24)                     11.57      13.41%
  Period from August 31, to
   December 31, 1999 (g)....      (0.01)                      (0.06)                     10.42       4.72%(c)

--------------------------------------------------------------------------------------------------------------

Money Market
------------
  Unaudited Period Ended
   June 30, 2003............                                  (0.01)                      1.00       0.52%(c)
  Year Ended December 31,
   2002 (7).................                                  (0.01)                      1.00       1.48%
   2001 (10)................                                  (0.04)                      1.00       3.93%
   2000 (10)................                                  (0.06)                      1.00       6.29%(w)
   1999 (10)................                                  (0.04)                      1.00       5.05%

--------------------------------------------------------------------------------------------------------------

Small/Mid Cap Growth
--------------------
  Unaudited Period Ended
   June 30, 2003............                                                             13.02      18.57%(c)
  Year Ended December 31,
   2002.....................                                  (0.14)                     10.98     (21.13)%
   2001.....................                                                             14.09       2.83%
   2000.....................      (0.15)                      (1.58)                     13.70       9.25%
   1999.....................                     (0.17)       (2.58)                     14.03       5.15%

--------------------------------------------------------------------------------------------------------------

Bond Index
----------
  Unaudited Period Ended
   June 30, 2003............                                  (0.24)                     10.43       3.61%(c)
  Year Ended December 31,
   2002.....................                                  (0.55)                     10.30       9.95%
   2001.....................                                  (0.59)                      9.89       7.76%
   2000.....................                                  (0.63)                      9.74      11.81%
   1999.....................                                  (0.61)                      9.32      (2.57)%

--------------------------------------------------------------------------------------------------------------

                                             Ratios/Supplemental Data
                             ----------------------------------------------------
                                                                Net
                                             Operating      Investment
                               Net Assets   Expenses to    Income (Loss)  Portfolio
                             End of Period    Average       to Average    Turnover
                             (000s Omitted) Net Assets      Net Assets      Rate
                             -------------- -----------    -------------  ---------
Fundamental Value
-----------------
  Unaudited Period Ended
   June 30, 2003............    $121,853       0.89%(d)(v)      1.59%(d)    36.85%(c)
  Year Ended December 31,
   2002.....................     121,102       0.85%            1.26%       82.22%
   2001.....................     161,710       0.99%(v)         0.91%       85.20%(5)
   2000.....................      15,728       1.05%(v)         0.97%       86.97%
  Period from August 31, to
   December 31, 1999 (g)....       6,101       1.05%(d)(v)      0.94%(d)    23.03%(c)

-------------------------------------------------------------------------------------

Money Market
------------
  Unaudited Period Ended
   June 30, 2003............     825,188       0.32%(d)         1.04%(d)      n/a
  Year Ended December 31,
   2002 (7).................     918,116       0.32%            1.46%         n/a
   2001 (10)................     745,516       0.32%            3.72%         n/a
   2000 (10)................     496,853       0.29%            6.05%         n/a
   1999 (10)................     451,235       0.31%            4.95%         n/a

-------------------------------------------------------------------------------------

Small/Mid Cap Growth
--------------------
  Unaudited Period Ended
   June 30, 2003............     173,669       1.07%(d)         0.00%(d)    64.65%(c)
  Year Ended December 31,
   2002.....................     140,958       1.07%(x)        (0.72)%     130.01%
   2001.....................     185,232       0.91%(x)        (0.40)%     113.73%
   2000.....................     190,010       0.85%           (0.20)%     103.19%
   1999.....................     181,931       0.85%           (0.27)%     172.58%

-------------------------------------------------------------------------------------

Bond Index
----------
  Unaudited Period Ended
   June 30, 2003............     238,377       0.24%(d)(z)      4.73%(d)    17.70%(c)
  Year Ended December 31,
   2002.....................     208,095       0.22%(z)         5.30%       57.31%
   2001.....................     129,358       0.24%            5.77%(16)   68.70%
   2000.....................      64,768       0.25%(z)         6.80%       40.46%
   1999.....................      38,436       0.29%(z)         6.56%       17.06%

-------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the period indicated:

                                             Income from Investment Operations
                                          ---------------------------------------  -------------------------
                                                        Net Realized
                               Net Assets     Net            and          Total    Distribution Distribution
                                Value at  Investment     Unrealized        from      from Net     From Net
                               Beginning    Income       Gain (Loss)    Investment  Investment    Gains on
                               of Period  Gain (loss) on Investments(a) Operations    Income    Investments
                               ---------- ----------- ----------------- ---------- ------------ ------------
Large Cap Aggressive Growth
---------------------------
 Unaudited Period Ended June
   30, 2003 (23)..............   $ 5.57     $              $ 0.63         $ 0.63      $            $
 Year Ended December 31,
   2002.......................     8.12      (0.01)         (2.54)         (2.55)
   2001.......................     9.52       0.01          (1.41)         (1.40)
   2000.......................    11.94      (0.03)         (2.21)         (2.24)                   (0.01)
 Period from August 31,
   to December 31, 1999 (g)...    10.00      (0.01)          2.03           2.02                    (0.08)

-------------------------------------------------------------------------------------------------------------

Small/Mid Cap CORE
------------------
 Unaudited Period Ended June
   30, 2003...................     8.28       0.02           1.24           1.26       (0.02)
 Year Ended December 31,
   2002.......................     9.82       0.04          (1.54)         (1.50)      (0.04)
   2001.......................     9.82       0.05                          0.05       (0.05)
   2000.......................     9.82       0.05           0.39           0.44       (0.05)       (0.32)
   1999.......................     9.02       0.02           1.77           1.79       (0.03)       (0.96)

-------------------------------------------------------------------------------------------------------------

Small Cap Value
---------------
 Unaudited Period Ended June
   30, 2003...................    12.55       0.04           1.91           1.95       (0.04)
 Year Ended December 31,
   2002 (7)...................    13.76       0.08          (0.96)         (0.88)      (0.09)       (0.24)
   2001 (y)...................    11.70       0.09           2.14           2.23       (0.09)       (0.08)
   2000.......................    10.13       0.01           3.37           3.38       (0.01)       (1.80)
 Period from August 31, to
   December 31, 1999 (g)......    10.00                      0.49           0.49                    (0.36)

-------------------------------------------------------------------------------------------------------------

Real Estate Equity
------------------
 Unaudited Period Ended June
   30, 2003 (24)..............    12.79       0.34           1.32           1.66       (0.34)
 Year Ended December 31,
   2002.......................    13.55       0.62          (0.43)          0.19       (0.65)       (0.30)
   2001.......................    13.67       0.67           0.21           0.88       (0.58)       (0.42)
   2000 (k)...................    11.47       0.76           2.73           3.49       (0.76)       (0.06)
   1999.......................    12.46       0.78          (0.99)         (0.21)      (0.78)

-------------------------------------------------------------------------------------------------------------

                                      Less Distributions
                               ---------------------------------------------------------

                               Distribution in                                          Net Assets
                                  Excess of    Distribution                              Value at    Total
                               Net Investment  From Capital     Total        Capital       End     Investment
                                Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                               --------------- ------------ ------------- ------------- ---------- ----------
Large Cap Aggressive Growth
---------------------------
 Unaudited Period Ended June
   30, 2003 (23)..............     $              $            $               $          $ 6.20      11.28%(c)
 Year Ended December 31,
   2002.......................                                                              5.57     (31.36)%
   2001.......................                                                              8.12     (14.69)%
   2000.......................      (0.06)         (0.11)       (0.18)                      9.52     (18.77)%
 Period from August 31,
   to December 31, 1999 (g)...                                  (0.08)                     11.94      20.18%(c)

----------------------------------------------------------------------------------------------------------------

Small/Mid Cap CORE
------------------
 Unaudited Period Ended June
   30, 2003...................                                  (0.02)                      9.52      15.16%(c)
 Year Ended December 31,
   2002.......................                                  (0.04)                      8.28     (15.19)%
   2001.......................                                  (0.05)                      9.82       0.53%
   2000.......................      (0.05)         (0.02)       (0.44)                      9.82       4.63%
   1999.......................                                  (0.99)                      9.82      20.54%

----------------------------------------------------------------------------------------------------------------

Small Cap Value
---------------
 Unaudited Period Ended June
   30, 2003...................                                  (0.04)                     14.46      15.57%(c)
 Year Ended December 31,
   2002 (7)...................                                  (0.33)                     12.55      (6.43)%
   2001 (y)...................                                  (0.17)                     13.76      19.10%
   2000.......................                                  (1.81)                     11.70      34.19%
 Period from August 31, to
   December 31, 1999 (g)......                                  (0.36)                     10.13       5.08%(c)

----------------------------------------------------------------------------------------------------------------

Real Estate Equity
------------------
 Unaudited Period Ended June
   30, 2003 (24)..............                                  (0.34)                     14.11      13.23%(c)
 Year Ended December 31,
   2002.......................                                  (0.95)                     12.79       1.36%
   2001.......................                                  (1.00)                     13.55      (6.61)%
   2000 (k)...................      (0.17)         (0.30)       (1.29)                     13.67      31.29%
   1999.......................                                  (0.78)                     11.47      (1.69)%

----------------------------------------------------------------------------------------------------------------

                                               Ratios/Supplemental Data
                               ----------------------------------------------------
                                                                  Net
                                               Operating      Investment
                                 Net Assets   Expenses to    Income (Loss)  Portfolio
                               End of Period    Average       to Average    Turnover
                               (000s Omitted) Net Assets      Net Assets      Rate
                               -------------- -----------    -------------  ---------
Large Cap Aggressive Growth
---------------------------
 Unaudited Period Ended June
   30, 2003 (23)..............    $ 25,961       0.93%(d)         0.05%(d)   109.99%(c)
 Year Ended December 31,
   2002.......................      24,249       0.97%(1)        (0.14)%      61.67%
   2001.......................      39,738       0.97%(1)        (0.06)%      87.90%
   2000.......................      26,244       1.00%(1)        (0.37)%      75.97%
 Period from August 31,
   to December 31, 1999 (g)...      15,074       1.08%(d)(1)     (0.39%)(d)   18.97%(c)

---------------------------------------------------------------------------------------

Small/Mid Cap CORE
------------------
 Unaudited Period Ended June
   30, 2003...................      65,488       1.15%(d)(2)      0.42%(d)    45.79%(c)
 Year Ended December 31,
   2002.......................      48,143       0.96%(2)         0.50%      125.11%
   2001.......................      46,446       0.90%(2)         0.52%       96.88%
   2000.......................      21,636       0.90%(2)         0.56%       94.78%
   1999.......................       8,248       0.94%(2)         0.30%      109.12%

---------------------------------------------------------------------------------------

Small Cap Value
---------------
 Unaudited Period Ended June
   30, 2003...................     144,425       1.05%(d)(3)      0.61%(d)    10.98%(c)
 Year Ended December 31,
   2002 (7)...................     120,070       1.04%(3)         0.62%       41.46%
   2001 (y)...................     103,224       1.05%(3)         0.87%       60.36%
   2000.......................      29,436       1.05%(3)         0.13%      220.80%
 Period from August 31, to
   December 31, 1999 (g)......       5,570       1.05%(d)(3)     (0.12%)(d)   51.97%(c)

---------------------------------------------------------------------------------------

Real Estate Equity
------------------
 Unaudited Period Ended June
   30, 2003 (24)..............     191,868       1.08%(d)         5.13%(d)    26.43%(c)
 Year Ended December 31,
   2002.......................     177,926       1.07%            4.60%       22.74%
   2001.......................     163,653       1.07%            4.97%       29.07%
   2000 (k)...................     158,811       0.76%            5.99%       58.81%
   1999.......................     126,214       0.70%            6.38%       12.95%

---------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the period indicated:

                                            Income from Investment Operations
                                         ---------------------------------------  -------------------------
                                                       Net Realized
                              Net Assets     Net            and          Total    Distribution Distribution
                               Value at  Investment     Unrealized        from      from Net     From Net
                              Beginning    Income       Gain (Loss)    Investment  Investment    Gains on
                              of Period  Gain (loss) on Investments(a) Operations    Income    Investments
                              ---------- ----------- ----------------- ---------- ------------ ------------
Growth & Income
---------------
  Unaudited Period Ended
   June 30, 2003.............   $ 9.22      $0.05         $ 0.74         $ 0.79      $(0.04)      $
  Year Ended December 31,
   2002......................    11.93       0.08          (2.71)         (2.63)      (0.08)
   2001......................    14.18       0.06          (2.25)         (2.19)      (0.06)
   2000 (e)..................    20.01       0.17          (2.77)         (2.60)      (0.17)       (2.69)
   1999......................    19.49       0.20           2.88           3.08       (0.20)       (2.36)

------------------------------------------------------------------------------------------------------------

Managed
-------
  Unaudited Period Ended
   June 30, 2003.............    11.15       0.11           0.82           0.93       (0.10)
  Year Ended December 31,
   2002......................    13.08       0.21          (1.93)         (1.72)      (0.21)
   2001......................    13.82       0.28          (0.67)         (0.39)      (0.28)       (0.07)
   2000 (q)..................    15.45       0.44          (0.45)         (0.01)      (0.44)       (1.18)
   1999......................    15.64       0.44           0.94           1.38       (0.43)       (1.14)

------------------------------------------------------------------------------------------------------------

Total Return Bond
-----------------
  Period from May 1, 2003 to
   June 30, 2003 (g).........    10.00       0.03           0.14           0.17       (0.03)

------------------------------------------------------------------------------------------------------------

Short-Term Bond
---------------
  Unaudited Period Ended
   June 30, 2003.............    10.23       0.19           0.03           0.22       (0.19)
  Year Ended December 31,
   2002......................    10.11       0.44           0.12           0.56       (0.41)       (0.03)
   2001......................     9.86       0.52           0.26           0.78       (0.53)
   2000......................     9.72       0.61           0.14           0.75       (0.61)
   1999......................    10.05       0.61          (0.33)          0.28       (0.61)

------------------------------------------------------------------------------------------------------------

                                     Less Distributions
                              ---------------------------------------------------------

                              Distribution in                                          Net Assets
                                 Excess of    Distribution                              Value at    Total
                              Net Investment  From Capital     Total        Capital       End     Investment
                               Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                              --------------- ------------ ------------- ------------- ---------- ----------
Growth & Income
---------------
  Unaudited Period Ended
   June 30, 2003.............     $              $            $(0.04)         $          $ 9.97       8.66%(c)
  Year Ended December 31,
   2002......................                                  (0.08)                      9.22     (22.18)%
   2001......................                                  (0.06)                     11.93     (15.44)%
   2000 (e)..................      (0.14)         (0.23)       (3.23)                     14.18     (13.10)%
   1999......................                                  (2.56)                     20.01      16.23%

---------------------------------------------------------------------------------------------------------------

Managed
-------
  Unaudited Period Ended
   June 30, 2003.............                                  (0.10)                     11.98       8.36%(c)
  Year Ended December 31,
   2002......................                                  (0.21)                     11.15     (13.23)%
   2001......................                                  (0.35)                     13.08      (2.84)%
   2000 (q)..................                                  (1.62)                     13.82       0.03%
   1999......................                                  (1.57)                     15.45       9.10%

---------------------------------------------------------------------------------------------------------------

Total Return Bond
-----------------
  Period from May 1, 2003 to
   June 30, 2003 (g).........                                  (0.03)                     10.14       1.65%(c)

---------------------------------------------------------------------------------------------------------------

Short-Term Bond
---------------
  Unaudited Period Ended
   June 30, 2003.............                                  (0.19)                     10.26       2.11%(c)
  Year Ended December 31,
   2002......................                                  (0.44)                     10.23       5.67%
   2001......................                                  (0.53)                     10.11       8.09%
   2000......................                                  (0.61)                      9.86       7.98%
   1999......................                                  (0.61)                      9.72       2.96%

---------------------------------------------------------------------------------------------------------------

                                               Ratios/Supplemental Data
                              ---------------------------------------------------
                                                                 Net
                                              Operating      Investment
                                Net Assets   Expenses to    Income (Loss)   Portfolio
                              End of Period    Average       to Average     Turnover
                              (000s Omitted) Net Assets      Net Assets       Rate
                              -------------- -----------    ------------- ---------
Growth & Income
---------------
  Unaudited Period Ended
   June 30, 2003.............   $1,914,539      0.74%(d)        1.08%(d)    37.46%(c)(5)
  Year Ended December 31,
   2002......................    1,762,203      0.75%           0.73%       73.60%
   2001......................    2,476,319      0.72%           0.49%      104.47%(5)
   2000 (e)..................    3,324,988      0.40%           0.84%      112.94%
   1999......................    4,218,841      0.28%           0.98%       70.16%

----------------------------------------------------------------------------------------

Managed
-------
  Unaudited Period Ended
   June 30, 2003.............    1,972,653      0.75%(d)        1.85%(d)   119.93%(c)
  Year Ended December 31,
   2002......................    1,936,864      0.76%           1.77%      234.62%
   2001......................    2,526,703      0.73%           2.10%(17)  190.73%(5)
   2000 (q)..................    2,995,794      0.46%           2.86%      210.35%
   1999......................    3,430,919      0.36%           2.75%      203.86%

----------------------------------------------------------------------------------------

Total Return Bond
-----------------
  Period from May 1, 2003 to
   June 30, 2003 (g).........       27,817      0.80%(d)(6)     1.67%(d)   171.35%(c)

----------------------------------------------------------------------------------------

Short-Term Bond
---------------
  Unaudited Period Ended
   June 30, 2003.............      257,846      0.67%(d)        3.80%(d)    44.10%(c)
  Year Ended December 31,
   2002......................      241,117      0.68%           4.29%       97.00%
   2001......................      149,450      0.48%           5.20%(18)   86.39%
   2000......................       80,109      0.36%           6.27%       52.68%
   1999......................       68,844      0.43%           6.25%      100.04%

----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the period indicated:

                                             Income from Investment Operations
                                          ---------------------------------------  -------------------------
                                                        Net Realized
                               Net Assets     Net            and          Total    Distribution Distribution
                                Value at  Investment     Unrealized        from      from Net     From Net
                               Beginning    Income       Gain (Loss)    Investment  Investment    Gains on
                               of Period  Gain (loss) on Investments(a) Operations    Income    Investments
                               ---------- ----------- ----------------- ---------- ------------ ------------
Small Cap Emerging Growth
 (former Small Cap Equity)
 -------------------------
 Unaudited Period Ended June
   30, 2003 (7)...............   $ 6.30      $             $ 1.11         $ 1.11      $(0.01)      $
 Year Ended December 31,
   2002.......................     8.79       0.01          (2.49)         (2.48)      (0.01)
   2001.......................     9.14       0.01          (0.35)         (0.34)      (0.01)
   2000 (q)...................    10.92       0.14          (1.13)         (0.99)      (0.15)       (0.14)
   1999.......................    11.59       0.09          (0.50)         (0.41)      (0.07)       (0.01)

-------------------------------------------------------------------------------------------------------------

International Opportunities
---------------------------
 Unaudited Period Ended
   June 30, 2003..............     7.56       0.09           0.45           0.54       (0.08)
 Year Ended December 31,
   2002.......................     9.30       0.07          (1.75)         (1.68)      (0.06)
   2001.......................    11.85       0.06          (2.53)         (2.47)      (0.05)
   2000 (y)...................    15.17       0.07          (2.57)         (2.50)      (0.06)       (0.62)
   1999.......................    12.21       0.10           3.95           4.05       (0.11)       (0.94)

-------------------------------------------------------------------------------------------------------------

Equity Index
------------
 Unaudited Period Ended
   June 30, 2003..............    11.36       0.09           1.23           1.32       (0.09)
 Year Ended December 31,
   2002.......................    14.85       0.16          (3.48)         (3.32)      (0.11)       (0.06)
   2001.......................    17.64       0.19          (2.30)         (2.11)      (0.19)       (0.49)
   2000.......................    20.46       0.22          (2.09)         (1.87)      (0.22)       (0.72)
   1999.......................    17.70       0.27           3.41           3.68       (0.26)       (0.66)

-------------------------------------------------------------------------------------------------------------

High Yield Bond
---------------
 Unaudited Period Ended
   June 30, 2003..............     5.91       0.20           0.38           0.58       (0.20)
 Year Ended December 31,
   2002.......................     6.83       0.57          (0.87)         (0.30)      (0.62)
   2001.......................     7.33       0.73          (0.55)          0.18       (0.68)
   2000.......................     8.99       0.73          (1.65)         (0.92)      (0.74)
   1999.......................     9.23       0.72          (0.26)          0.46       (0.70)

-------------------------------------------------------------------------------------------------------------

                                      Less Distributions
                               ---------------------------------------------------------

                               Distribution in                                          Net Assets
                                  Excess of    Distribution                              Value at    Total
                               Net Investment  From Capital     Total        Capital       End     Investment
                                Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                               --------------- ------------ ------------- ------------- ---------- ----------
Small Cap Emerging Growth
 (former Small Cap Equity)
 -------------------------
 Unaudited Period Ended June
   30, 2003 (7)...............     $              $            $(0.01)         $          $ 7.40      17.68%(c)
 Year Ended December 31,
   2002.......................                                  (0.01)                      6.30     (28.21)%
   2001.......................                                  (0.01)                      8.79      (3.78)%
   2000 (q)...................      (0.20)         (0.30)       (0.79)                      9.14      (8.89)%
   1999.......................      (0.18)                      (0.26)                     10.92      (3.43)%

-----------------------------------------------------------------------------------------------------------------

International Opportunities
---------------------------
 Unaudited Period Ended
   June 30, 2003..............                                  (0.08)                      8.02       7.22%(c)
 Year Ended December 31,
   2002.......................                                  (0.06)                      7.56     (18.22)%
   2001.......................                     (0.03)       (0.08)                      9.30     (20.93)%
   2000 (y)...................      (0.05)         (0.09)       (0.82)                     11.85     (16.36)%(5)
   1999.......................      (0.04)                      (1.09)                     15.17      34.01%

-----------------------------------------------------------------------------------------------------------------

Equity Index
------------
 Unaudited Period Ended
   June 30, 2003..............                                  (0.09)                     12.59      11.67%(c)
 Year Ended December 31,
   2002.......................                                  (0.17)                     11.36     (22.31)%
   2001.......................                                  (0.68)                     14.85     (11.98)%
   2000.......................                     (0.01)       (0.95)                     17.64      (9.15)%
   1999.......................                                  (0.92)                     20.46      21.08%

-----------------------------------------------------------------------------------------------------------------

High Yield Bond
---------------
 Unaudited Period Ended
   June 30, 2003..............                                  (0.20)                      6.29      10.03%(c)
 Year Ended December 31,
   2002.......................                                  (0.62)                      5.91      (4.51)%
   2001.......................                                  (0.68)                      6.83       2.13%
   2000.......................                                  (0.74)                      7.33     (10.81)%
   1999.......................                                  (0.70)                      8.99       5.13%

-----------------------------------------------------------------------------------------------------------------

                                               Ratios/Supplemental Data
                               -----------------------------------------------------
                                                                   Net
                                               Operating       Investment
                                 Net Assets   Expenses to     Income (Loss)  Portfolio
                               End of Period    Average        to Average    Turnover
                               (000s Omitted) Net Assets       Net Assets      Rate
                               -------------- -----------     -------------  ---------
Small Cap Emerging Growth
 (former Small Cap Equity)
 -------------------------
 Unaudited Period Ended June
   30, 2003 (7)...............    $ 63,361       1.06%(d)(8)      (0.08%)(d)  156.04%(c)
 Year Ended December 31,
   2002.......................      50,327       1.00%(8)          0.19%       45.03%
   2001.......................      71,193       1.00%(8)          0.06%       60.73%
   2000 (q)...................      70,031       0.92%(8)          1.25%      189.57%
   1999.......................      68,900       0.95%(8)          0.78%      117.33%

----------------------------------------------------------------------------------------

International Opportunities
---------------------------
 Unaudited Period Ended
   June 30, 2003..............     100,541       1.24%(d)(9)       2.05%(d)    18.40%(c)
 Year Ended December 31,
   2002.......................      87,278       1.24%(9)          0.69%       78.14%(5)
   2001.......................      83,591       1.00%(9)          0.64%       33.31%
   2000 (y)...................     120,034       0.93%(9)          0.47%       37.92%(5)
   1999.......................      79,794       1.02%(9)          0.77%       34.02%

----------------------------------------------------------------------------------------

Equity Index
------------
 Unaudited Period Ended
   June 30, 2003..............     553,837       0.22%(d)          1.59%(d)     3.68%(c)
 Year Ended December 31,
   2002.......................     466,258       0.23%             1.39%       10.63%
   2001.......................     538,791       0.20%             1.20%       17.61%(5)
   2000.......................     525,659       0.19%             1.12%       34.11%
   1999.......................     451,296       0.00%(11)         1.42%       55.24%

----------------------------------------------------------------------------------------

High Yield Bond
---------------
 Unaudited Period Ended
   June 30, 2003..............      84,190       0.90%(d)(12)      6.91%(d)    19.52%(c)
 Year Ended December 31,
   2002.......................      60,781       0.90%(12)         9.84%       89.30%
   2001.......................      51,274       0.80%(12)        10.39%(19)   32.50%
   2000.......................      25,978       0.75%(12)         8.88%       21.94%
   1999.......................      19,921       0.80%(12)         7.94%       38.62%

----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the period indicated:

                                         Income from Investment Operations
                                      ---------------------------------------  -------------------------
                                                    Net Realized
                           Net Assets     Net            and          Total    Distribution Distribution
                            Value at  Investment     Unrealized        from      from Net     From Net
                           Beginning    Income       Gain (Loss)    Investment  Investment    Gains on
                           of Period  Gain (loss) on Investments(a) Operations    Income    Investments
                           ---------- ----------- ----------------- ---------- ------------ ------------

Global Bond
-----------
  Unaudited Period Ended
   June 30, 2003..........   $11.06      $0.16         $ 0.74         $ 0.90      $            $
  Year Ended December 31,
   2002...................     9.74       0.40           1.43           1.83       (0.46)       (0.05)
   2001...................    10.34       0.38          (0.53)         (0.15)      (0.45)
   2000 (q)...............     9.82       0.48           0.67           1.15       (0.63)
   1999...................    10.60       0.48          (0.70)         (0.22)      (0.56)

---------------------------------------------------------------------------------------------------------

                                  Less Distributions
                           ---------------------------------------------------------

                           Distribution in                                          Net Assets
                              Excess of    Distribution                              Value at    Total
                           Net Investment  From Capital     Total        Capital       End     Investment
                            Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                           --------------- ------------ ------------- ------------- ---------- ----------

Global Bond
-----------
  Unaudited Period Ended
   June 30, 2003..........       $              $          $               $          $11.96      8.14%(c)
  Year Ended December 31,
   2002...................                                  (0.51)                     11.06     18.85%
   2001...................                                  (0.45)                      9.74     (1.45)%
   2000 (q)...............                                  (0.63)                     10.34     12.00%
   1999...................                                  (0.56)                      9.82     (2.16)%

-----------------------------------------------------------------------------------------------------------

                                           Ratios/Supplemental Data
                           ----------------------------------------------------
                                                               Net
                                           Operating       Investment
                             Net Assets   Expenses to     Income (Loss) Portfolio
                           End of Period    Average        to Average   Turnover
                           (000s Omitted) Net Assets       Net Assets     Rate
                           -------------- -----------     ------------- ---------

Global Bond
-----------
  Unaudited Period Ended
   June 30, 2003..........    $101,677       0.95%(d)(13)     2.98%(d)    32.93%(c)
  Year Ended December 31,
   2002...................      78,471       0.95%(13)        3.53%       64.15%
   2001...................      47,646       0.95%(13)        3.73%(20)   41.75%
   2000 (q)...............      68,473       0.81%(13)        4.71%      259.60%
   1999...................      70,991       0.83%(13)        4.70%      332.06%

-----------------------------------------------------------------------------------

(a) The amount shown at this caption for each fund share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the fund shares in relation to the fluctuating market values of the portfolio.
(b) The performance of the Funds shown on this page does not reflect expenses and charges of the applicable separate accounts and viable products, all of which vary to a considerable extent and are described in your product's prospectus.
(c) Not annualized
(d) Annualized
(e) The fund entered into a new sub-advisory agreement with Putnam Investment Management, Inc. during the period shown.
(f) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.16%, 1.19%, 1.00%, and 1.09% for the years ended December 31, 2002, 2001, 2000, and 1999, respectively.
(g) Commencement of investment operations
(h) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the expense ratio would have been .44% for the year ended December 31, 2000.
(i) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 2.12% for the period ending June 30, 2003, and 3.45%, 4.02%, 2.49%, and 3.44%, for the years ended
    December 31, 2002, 2001, 2000, and 1999, respectively.
(k) The Fund entered into a new sub-advisory agreement with Morgan Stanley Dean Witter Investment Management, Inc. during the period shown.
(l) The total investment return includes the effect of the capital contribution of $.32 per share. The total investment return without the capital contribution would have been 79.02%.
(m) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .42% for the period ending June 30, 2003, and .46%, .40%, .37%, and .38% for the years ended December 31, 2002, 2001, 2000, and 1999, respectively.
(o) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.23% for the period ending June 30, 2003, and .94%, for the year ended December 31, 2001.
(p) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the expense ratio would have been 1.35% for the period ending June 30, 2003, and 1.35%, and 1.19% for the years ended December 31, 2002, and 2001.
(q) The Fund entered into a new sub-advisory agreement with Capital Guardian Trust Company during the period shown.
(r) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.34% for the period ending June 30, 2003, and 1.45%, 1.36%, 1.27%, and 1.31%, for the years ended
    December 31, 2002, 2001, 2000, and 1999, respectively.
(t) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the expense ratio would have been 1.53% for the period ending June 30, 2003.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


(u) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .93% for the period ending June 30, 2003, and .97%, .88%, 1.09% and 1.17% for the years ended December 31,
    2002, 2001, 2000 and 1999, respectively.
(v) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .91% for the period ending June 30, 2003, and 1.20%, 1.36%, and 1.42% for the years ended December 31, 2001, 2000, and 1999, respectively.
(w) The total investment return includes the effect of the capital contribution of $0.01 per share. The total investment return without the capital contribution would have been 6.18%.
(x) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.07%, and 0.91% for the years ended December 31, 2002, and 2001, respectively.
(y) The Fund entered into a new sub-advisory agreement with T. Rowe Price Associates, Inc. during the period shown.
(z) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .24% for the period ending June 30, 2003, and .25%, .27%, and .35%, for the years ended December 31, 2002, 2000, and 1999, respectively.
(1) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .98%, 1.06%, 1.05%, and 1.17% for the years ended December 31, 2002, 2001, 2000, and 1999, respectively.
(2) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.20% for the period ending June 30, 2003 and 1.12%, 1.15%, 1.23%, and .24%, for the years ended
    December 31, 2002, 2001, 2000, and 1999, respectively.
(3) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.05% for the period ending June 30, 2003, and 1.04%, 1.08%, 1.29%, and 1.61% for the years ended
    December 31, 2002, 2001, 2000 and 1999, respectively.
(5) Excludes merger activity.
(6) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the expense ratio would have been .82% for the period ending June 30, 2003.
(7) The fund entered into a new sub-advisory agreement with Wellington during the period shown.
(8) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.14% for the period ending June 30, 2003, and 1.04%, 1.02%, .95%, and .96%, for the years ended
    December 31, 2002, 2001, 2000, and 1999, respectively.
(9) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.46% for the period ending June 30, 2003, and 1.55%, 1.16%, 1.09%, and 1.15%, for the years ended
    December 31, 2002, 2001, 2000, and 1999, respectively.
(10) Per share amounts have been restated to reflect a 10-for-1 stock split effective May 1, 2001.
(11) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .22%, for the year ended December 31, 1999.
(12) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .94% for the period ending June 30, 2003, and .96%, .90%, .87%, and 1.04%, for the years ended
     December 31, 2002, 2001, 2000, and 1999, respectively.
(13) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .99% for the period ending June 30, 2003, and 1.01%, .95%, .91%, and .84%, for the years ended
     December 31, 2002, 2001, 2000, and 1999, respectively.
(14) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 6.28% for the years ended December 31, 2001.
(15) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 1.38% for the years ended December 31, 2001.
(16) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 6.37% for the years ended December 31, 2001.
(17) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 2.29% for the years ended December 31, 2001.
(18) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 5.32% for the years ended December 31, 2001.
(19) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 9.35% for the years ended December 31, 2001.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


(20) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 3.96% for the years ended December 31, 2001.
(21) The Fund entered into a new sub-advisory agreements with PIMCO and Independence International Associates during the period shown.
(22) The Fund entered into a new sub-advisory agreement with Fidelity Management Co. during the period shown.
(23) The Fund entered into a new sub-advisory agreement with Janus during the period shown.
(24) The Fund entered into a new sub-advisory agreement with RREEF America LLC during the period shown.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 0.2%
   Boeing Co. * ............................................    35,300   $ 1,211
Air Freight & Couriers - 0.4%
   United Parcel Service, Inc. - Cl. B .....................    30,000     1,911
Automobiles - 0.4%
   Harley-Davidson, Inc. * .................................    50,000     1,993
Banks - 0.3%
   Charter One Financial, Inc. .............................    44,600     1,391
Beverages - 3.0%
   Anheuser-Busch Cos., Inc. ...............................   131,300     6,703
   PepsiCo, Inc. * .........................................   223,800     9,959
                                                                         -------
                                                                          16,662
Biotechnology - 4.1%
   Amgen, Inc. * ...........................................   245,400    16,304
   Genetech, Inc. * ........................................    35,000     2,524
   Shire Pharmaceuticals Group Place -
      ADR * ................................................   195,200     3,846
                                                                         -------
                                                                          22,674
Chemicals - 0.8%
   Praxair, Inc. * .........................................    70,000     4,207
Commercial Services & Supplies - 0.9%
   Avery Dennison Corp. * ..................................    59,500     2,987
   Honeywell International, Inc. ...........................    66,500     1,785
                                                                         -------
                                                                           4,772
Communications Equipment - 2.0%
   Cisco Systems, Inc. * ...................................   652,000    10,882
Computers & Peripherals - 7.3%
   Dell Computer Corp. * ...................................   229,400     7,332
   EMC Corp. * .............................................   699,600     7,325
   Intel Corp. .............................................   662,400    13,767
   International Business Machines Corp. ...................    60,700     5,008
   Lexmark International Group, Inc. -
      Cl. A * ..............................................    88,500     6,263
                                                                         -------
                                                                          39,695
Containers & Packaging - 0.3%
   Ball Corp. ..............................................    35,000     1,593
Diversified Financials - 2.6%
   American Express Co. * ..................................    73,400     3,069
   Citigroup, Inc. * .......................................   136,900     5,859
   Standard and Poor's Depositary
      Receipts .............................................    26,400     2,578
   Wells Fargo & Co. * .....................................    55,900     2,817
                                                                         -------
                                                                          14,323
Electrical Equipment - 1.9%
   United Technologies Corp. * .............................   146,800    10,398
Energy Equipment & Services - 1.6%
   Cooper Cameron Corp. * ..................................   103,700   $ 5,225
   Halliburton Co. * .......................................   148,100     3,406
                                                                         -------
                                                                           8,631
Food & Drug Retailing - 0.8%
   Walgreen Co. * ..........................................    46,000     1,384
   Whole Foods Market, Inc. * ..............................    42,100     2,001
   Williams-Sonoma, Inc. * .................................    41,400     1,209
                                                                         -------
                                                                           4,594
Food Products - 1.1%
   General Mills, Inc. * ...................................    65,200     3,091
   Unilever NV * ...........................................    59,000     3,186
                                                                         -------
                                                                           6,277
Health Care Equipment & Supplies - 1.4%
   Medtronic, Inc. * .......................................    87,000     4,173
   St. Jude Medical, Inc. * ................................    58,600     3,370
                                                                         -------
                                                                           7,543
Health Care Providers & Services - 4.5%
   Anthem, Inc. * ..........................................   100,900     7,784
   Cardinal Health, Inc. * .................................    20,000     1,286
   McKesson HBOC, Inc. .....................................    82,200     2,938
   UnitedHealth Group, Inc. * ..............................   119,000     5,980
   Universal Health Services, Inc. -
      Cl. B * ..............................................    28,700     1,137
   Wellpoint Health Networks, Inc. * .......................    68,500     5,775
                                                                         -------
                                                                          24,900
Hotels Restaurants & Leisure - 0.4%
   Darden Restaurants, Inc. * ..............................   105,000     1,993
Household Products - 2.2%
   Clorox Co. * ............................................    63,600     2,713
   Procter & Gamble Co. * ..................................   107,300     9,569
                                                                         -------
                                                                          12,282
Industrial Conglomerates - 4.5%
   General Electric Co. * ..................................   861,000    24,693
Insurance - 4.7%
   AFLAC, Inc. * ...........................................    94,000     2,890
   American International Group, Inc. * ....................    82,400     4,547
   Everest Re Group, Ltd. ..................................    35,400     2,708
   Hartford Financial Services Group, Inc. * ...............    57,600     2,901
   Metlife, Inc. * .........................................   213,700     6,052
   Radian Group, Inc. ......................................    48,000     1,759
   The PMI Group, Inc. .....................................    75,300     2,021
   XL Capital, Ltd. - Cl. A * ..............................    35,600     2,955
                                                                         -------
                                                                          25,833
Internet & Catalog Retail - 0.3%
   eBay, Inc. * ............................................    13,400     1,396

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                         Market
                    Name of Issuer                          Shares       Value
-------------------------------------------------------   ----------   ---------
                                                                        (000's)
COMMON STOCK - Continued

Internet Software & Services - 0.9%
   Yahoo, Inc. * ......................................      144,300   $  4,727
IT Consulting & Services - 3.4%
   Accenture, Ltd. - Cl. A * ..........................      294,000      5,319
   Computer Sciences Corp. * ..........................      122,800      4,681
   Electronic Data Systems Corp. * ....................       61,300      1,315
   SunGard Data Systems, Inc. * .......................      280,100      7,257
                                                                       --------
                                                                         18,572
Machinery - 0.3%
   Danaher Corp. * ....................................       27,700      1,885
Media - 3.9%
   Comcast Corp. - Cl. A ..............................      338,000     10,201
   Omnicom Group, Inc. * ..............................       51,000      3,657
   The Walt Disney Co. * ..............................      186,300      3,679
   Westwood One, Inc. * ...............................      114,500      3,885
                                                                       --------
                                                                         21,422
Multiline Retail - 2.2%
   Wal-Mart Stores, Inc. * ............................      221,100     11,866
Oil & Gas - 0.6%
   Murphy Oil Corp. ...................................       61,000      3,209
Personal Products - 0.8%
   Gillette Co. .......................................      137,900      4,393
Pharmaceuticals - 15.2%
   Abbott Laboratories * ..............................      157,200      6,879
   Johnson & Johnson * ................................      373,800     19,326
   Merck & Co., Inc. * ................................      168,000     10,172
   Pfizer, Inc. * .....................................    1,044,600     35,673
   Wyeth * ............................................      248,600     11,324
                                                                       --------
                                                                         83,374
Semiconductor Equipment & Products - 4.0%
   Applied Materials, Inc. * ..........................      308,300      4,890
   Novellus Systems, Inc. * ...........................      148,000      5,420
   QLogic Corp. * .....................................       50,100      2,421
   Texas Instruments, Inc. * ..........................      513,700      9,041
                                                                       --------
                                                                         21,772
Software - 9.6%
   BEA Systems, Inc. * ................................      170,100      1,847
   BMC Software, Inc. * ...............................      278,400      4,546
   Mercury Interactive Corp. * ........................       86,900      3,355
   Microsoft Corp. * ..................................    1,056,800     27,065
   NVIDIA Corp. * .....................................       96,000      2,209
   Oracle Corp. * .....................................      448,000      5,385
   Symantec Corp. * ...................................       39,900      1,750
   Veritas Software Corp. * ...........................      218,200      6,256
                                                                       --------
                                                                         52,413
Specialty Retail - 6.0%
   AutoZone, Inc. * ...................................       52,000      3,950
   Bed Bath & Beyond, Inc. * ..........................      187,000      7,258
   Home Depot, Inc. * .................................      275,300   $  9,118
   Lowe's Cos., Inc. * ................................      141,300      6,069
   RadioShack Corp. * .................................       68,100      1,792
   Staples, Inc. * ....................................      261,000      4,789
                                                                       --------
                                                                         32,976
Textiles & Apparel - 0.6%
   Nike, Inc. - Cl. B .................................       66,000      3,530
Tobacco - 1.6%
   Altria Group, Inc. .................................      152,000      6,907
   UST, Inc. * ........................................       54,000      1,892
                                                                       --------
                                                                          8,799
Trading Companies & Distributors - 1.7%
   CDW Corp. ..........................................      197,300      9,036
U.S. Government Agencies - 3.2%
   Federal Home Loan Mortgage Corp. ...................       94,100      4,778
   Federal National Mortgage Assoc. * .................      192,800     13,002
                                                                       --------
                                                                         17,780
                                                                       --------
                                    TOTAL COMMON STOCK-         99.7%   545,608

                                                              Par
                                                             Value
                                                          ----------
                                                            (000's)
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
   SECURITIES - 3.3%
      State Street Navigator Securities
         Lending Portfolio ............................   $   18,064     18,064

SHORT-TERM INVESTMENTS - 0.3%

   Investment in joint trading account
      (Note B) 1.181% due 07/01/03 ....................        1,760      1,760
                                                          ----------   --------
                                     TOTAL INVESTMENTS-        103.3%   565,432
                   Payables, less cash and receivables-         (3.3)%  (17,939)
                                                          ----------   --------
                                            NET ASSETS-        100.0%  $547,493
                                                          ==========   ========

* Non-income producing security

ADR-American Depository Receipt

See notes to financial statements

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                                         Market
                        Name of Issuer                          Shares    Value
-------------------------------------------------------------   ------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 0.4%
   Rockwell Collins, Inc. * .................................    3,800    $   94
Airlines - 0.6%
   Southwest Airlines Co. ...................................    8,100       139
Banks - 1.5%
   Brookline Bancorp, Inc. ..................................      800        11
   Commerce Bancorp, Inc. ...................................    2,600        97
   Investors Financial Services Corp. .......................    7,900       229
                                                                          ------
                                                                             337
Beverages - 1.8%
   Pepsi Bottling Group, Inc. * .............................   11,400       228
   Starbucks Corp. * ........................................    7,100       174
                                                                          ------
                                                                             402
Biotechnology - 5.2%
   Cephalon, Inc. * .........................................    3,700       152
   Genzyme Corp. * ..........................................    6,500       272
   Gilead Sciences, Inc. * ..................................    6,100       339
   Idec Pharmaceuticals Corp. * .............................    4,100       139
   MedImmune, Inc. * ........................................    6,600       240
                                                                          ------
                                                                           1,142
Commercial Services & Supplies - 6.1%
   Apollo Group, Inc. - Cl. A * .............................    3,600       222
   Career Education Corp. * .................................    1,700       116
   Checkfree Corp. * ........................................    6,800       189
   Choicepoint, Inc. * ......................................    3,800       131
   Cintas Corp. * ...........................................      300        11
   Fiserv, Inc. * ...........................................    9,000       321
   Iron Mountain, Inc. * ....................................    1,600        60
   Rent A Car * .............................................    1,600       121
   Stericycle, Inc. * .......................................    4,100       158
                                                                          ------
                                                                           1,329
Communications Equipment - 0.1%
   Advanced Fibre Communications, Inc. * ....................    1,300        21
Computers & Peripherals - 2.7%
   Lexmark International Group, Inc. - Cl. A * ..............    5,800       411
   Storage Technology Corp. * ...............................    7,200       185
                                                                          ------
                                                                             596
Diversified Financials - 3.5%
   Capital One Financial Corp. ..............................    4,900       241
   Doral Financial Corp. * ..................................    1,500        67
   Legg Mason, Inc. * .......................................    1,900       123
   SEI Investments Company ..................................    6,400       205
   Waddell & Reed Financial, Inc. - Cl. A ...................    5,500       141
                                                                          ------
                                                                             777
Diversified Telecommunication Services - 1.5%
   CenturyTel, Inc. .........................................    7,300       254
   Citizens Communications Co. * ............................    2,600        34

   Commonwealth Telephone Enterprises, Inc. * ...............      700    $   31
                                                                          ------
                                                                             319
Electric Utilities - 1.4%
   Entergy Corp. * ..........................................    5,700       301
Electrical Equipment - 0.7%
   FLIR Systems, Inc. * .....................................    4,900       148
Electronic Equipment & Instruments - 1.9%
   Intersil Holding Corp. * .................................    3,300        88
   Jabil Circuit, Inc. * ....................................    8,800       194
   Waters Corp. * ...........................................    4,700       137
                                                                          ------
                                                                             419
Energy Equipment & Services - 1.8%
   Cooper Cameron Corp. * ...................................    2,600       131
   Global Santa Fe Corp. ....................................    3,100        72
   Noble Corp. * ............................................    5,400       185
                                                                          ------
                                                                             388
Food Products - 0.3%
   Dean Foods Co. * .........................................    2,400        76
Health Care Equipment & Supplies - 6.6%
   Biomet, Inc. * ...........................................    7,700       221
   C.R. Bard, Inc. * ........................................    3,700       264
   Celgene Corp. * ..........................................    3,400       103
   Cytyc Corp. * ............................................   12,900       136
   Inamed Corp. * ...........................................    1,600        86
   St. Jude Medical, Inc. * .................................    3,800       218
   Steris Corp. * ...........................................    8,500       196
   Zimmer Holdings, Inc. * ..................................    5,100       230
                                                                          ------
                                                                           1,454
Health Care Providers & Services - 7.1%
   Advance PCS * ............................................    3,300       126
   Anthem, Inc. * ...........................................    3,600       278
   Apria Healthcare Group, Inc. * ...........................    6,500       162
   Caremark Rx, Inc. * ......................................    8,300       213
   Express Scripts, Inc. - Cl. A * ..........................    2,800       191
   First Health Group Corp. * ...............................    2,000        55
   Health Management Assoc., Inc. - Cl. A * .................   10,300       190
   Healthnet, Inc. * ........................................    1,800        60
   Wellpoint Health Networks, Inc. * ........................    3,500       295
                                                                          ------
                                                                           1,570
Hotels Restaurants & Leisure - 5.2%
   CBRL Group, Inc. * .......................................    2,700       105
   Darden Restaurants, Inc. * ...............................    5,600       106
   Harrah's Entertainment, Inc. .............................    3,600       145
   International Game Technology * ..........................    1,700       174
   Panera Bread Co. - Cl. A * ...............................    3,100       124
   Royal Caribbean Cruises, Ltd. ............................   13,900       322

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
-------------------------------------------------------------   ------   -------
                                                                         (000's)
COMMON STOCK - Continued

Hotels Restaurants & Leisure - Continued Yum Brands,
   Inc. * ...................................................    5,900    $  174
                                                                          ------
                                                                           1,150
Household Durables - 4.8%
   Mohawk Industries, Inc. * ................................    3,500       194
   Newell Rubbermaid, Inc. * ................................    8,400       235
   NVR, Inc. * ..............................................      700       288
   Toro Co. .................................................    2,700       107
   Whirlpool Corp. * ........................................    1,800       115
   Yankee Candle, Inc. * ....................................    4,900       114
                                                                          ------
                                                                           1,053
Household Products - 1.1%
   Church & Dwight Co., Inc. ................................    1,500        49
   Dial Corp. ...............................................    9,700       189
                                                                          ------
                                                                             238
Industrial Conglomerates - 0.5%
   Regal Entertainment Group - Cl. A ........................    4,400       104

Insurance - 2.4%
   Ace, Ltd. ................................................    6,500       223
   First American Financial Corp. ...........................    1,700        45
   Providian Financial Corp. * ..............................   15,800       146
   The PMI Group, Inc. ......................................    2,100        56
   W.R. Berkley Corp. .......................................      900        48
                                                                          ------
                                                                             518
Internet Software & Services - 2.5%
   Cognizant Technology Solutions Corp. * ...................    7,500       183
   VeriSign, Inc. * .........................................    9,400       130
   Yahoo, Inc. * ............................................    7,200       236
                                                                          ------
                                                                             549
IT Consulting & Services - 3.6%
   Affiliated Computer Services, Inc. - Cl. A * .............    7,100       325
   CACI International, Inc. - Cl. A .........................    3,000       103
   SunGard Data Systems, Inc. * .............................   13,800       357
                                                                          ------
                                                                             785
Leisure Equipment & Products - 0.6%
   Mattel, Inc. * ...........................................    6,500       123

Machinery - 1.8%
   Briggs & Stratton Corp. ..................................    3,300       166
   Dover Corp. ..............................................    4,300       129
   IDEX Corp. ...............................................    3,000       109
                                                                          ------
                                                                             404
Media - 2.4%
   Advo, Inc. * .............................................    1,700        75
   EchoStar Communications Corp. - Cl. A * ..................    4,900       170
   Interactive Corp. ........................................    4,500       178
   Lamar Advertising Co. * ..................................    3,200       113
                                                                          ------
                                                                             536
Multiline Retail - 2.3%
   Abercrombie & Fitch Co. ..................................    6,800    $  193
   Family Dollar Stores, Inc. ...............................    4,700       179
   Ross Stores, Inc. ........................................    3,100       133
                                                                          ------
                                                                             505
Office Electronics - 0.6%
   Xerox Corp. * ............................................   12,500       132

Oil & Gas - 2.4%
   Amerada Hess Corp. * .....................................      900        44
   BJ Services Co. * ........................................    4,200       157
   Burlington Resources, Inc. * .............................    3,000       162
   Murphy Oil Corp. .........................................    3,300       174
                                                                          ------
                                                                             537
Pharmaceuticals - 3.4%
   Allergan, Inc. * .........................................    4,600       355
   Barr Laboratories, Inc. * ................................    1,400        92
   King Pharmaceuticals, Inc. * .............................    5,300        78
   Medicis Pharmaceutical Corp. - Cl. A * ...................    2,000       113
   Teva Pharmaceutical Industries, Ltd. - ADR * .............    2,100       119
                                                                          ------
                                                                             757
Semiconductor Equipment & Products - 7.0%
   Agere Systems, Inc. - Cl. A * ............................   60,700       141
   Altera Corp. * ...........................................    9,300       152
   Integrated Circuit Systems, Inc. * .......................    5,500       173
   Integrated Device Technology, Inc. * .....................    8,900        98
   KLA-Tencor Corp. * .......................................    3,000       139
   Lam Research Corp. * .....................................   14,000       255
   Marvell Technology Group, Ltd. * .........................    3,800       131
   Microchip Technology, Inc * ..............................    3,800        94
   Novellus Systems, Inc. * .................................    2,400        88
   QLogic Corp. * ...........................................    3,500       169
   Silicon Laboratories, Inc. * .............................    3,700        99
                                                                          ------
                                                                           1,539
Software - 7.5%
   Adobe Systems, Inc. ......................................   10,400       334
   BMC Software, Inc. * .....................................   16,300       266
   Electronic Arts, Inc. * ..................................    3,000       222
   Gtech Holdings Corp. * ...................................    4,200       158
   Macromedia, Inc. * .......................................    5,800       122
   Manhattan Associates, Inc. * .............................    3,100        80
   Mercury Interactive Corp. * ..............................    5,200       201
   Symantec Corp. * .........................................    3,600       158
   Veritas Software Corp. * .................................    3,300        95
                                                                          ------
                                                                           1,636
Specialty Retail - 5.5%
   Advanced Auto Parts * ....................................    3,400       207
   AutoZone, Inc. * .........................................    3,100       236
   Bed Bath & Beyond, Inc. * ................................    3,900       151
   Michaels Stores, Inc. * ..................................    3,000       114

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                                         Market
                       Name of Issuer                          Shares    Value
-----------------------------------------------------------   -------   -------
                                                                        (000's)
COMMON STOCK - Continued

Specialty Retail - Continued
   Office Depot, Inc. * ...................................    10,100   $   147
   Staples, Inc. * ........................................     7,000       128
   TJX Cos., Inc. * .......................................    12,300       232
                                                                        -------
                                                                          1,215
Textiles & Apparel - 0.8%
   Jones Apparel Group, Inc. ..............................     2,900        85
   Kellwood Co. * .........................................     2,500        79
                                                                        -------
                                                                            164
Trading Companies & Distributors - 0.6%
   CDW Corp. ..............................................     2,700       124
                                                                        -------
                                        TOTAL COMMON STOCK-      98.2%   21,581

                                                                Par
                                                               Value
                                                              -------
                                                              (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 0.9%
   State Street Navigator Securities Lending
      Portfolio ...........................................   $   187       187

SHORT-TERM INVESTMENTS - 2.4%
   Investment in joint trading account (Note B)
      1.181% due 07/01/03 .................................       530       530
                                                              -------   -------
                                         TOTAL INVESTMENTS-     101.5%   22,298
                       Payables, less cash and receivables-      (1.5)%    (326)
                                                              -------   -------
                                                NET ASSETS-     100.0%  $21,972
                                                              =======   =======

* Non-income producing security.

ADR-American Depository Receipt.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                      Name of Issuer                            Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.1%
   Bombardier, Inc. 144A (a)
      6.75% due 05/01/12 ...................................    $  435   $   446
   Jet Equipment Trust - Notes
      10.91% due 08/15/14 ..................................     2,100       143
                                                                         -------
                                                                             589
Airlines - 0.2%
   Continental Airlines, Inc. - Notes
      7.206% due 06/30/04 ..................................       488       343
   Northwest Airlines Corp. - Ser. 1996-1
      8.97% due 01/02/15 ...................................       184        99
   Offshore Logistics, Inc. - Sr. Notes
      144A (a)
      6.125% due 06/15/13 ..................................       545       546
   Popular North America, Inc.
      6.125% due 10/15/06 ..................................       730       813
                                                                         -------
                                                                           1,801
Auto Components - 0.0%
   Motor Gaming Group, Inc. - Sr. Notes
      144A (a)
      9.75% due 04/01/10 ...................................       390       404

Auto Loan - 1.3%
   Ford Motor Credit Co. - Notes
      6.875% due 02/01/06 ..................................     3,895     4,131
      7.375% due 10/28/09 ..................................     5,540     5,808
   General Motors Acceptance Corp.
      6.875% due 08/28/12 ..................................       590       589
   General Motors Acceptance Corp. -
      Notes
      7.75% due 01/19/10 ...................................     3,405     3,664
   GMAC Commercial Securities, Inc.
      6.411% due 11/15/07 ..................................       144       152
                                                                         -------
                                                                          14,344
Automobiles - 0.7%
   General Motors Corp. - Sr. Debs.
      8.25% due 07/15/23 ...................................     4,675     4,652
      8.375% due 07/15/33 ..................................     2,016     1,980
   Hertz Corp. - Notes
      7.625% due 06/01/12 ..................................     1,240     1,260
                                                                         -------
                                                                           7,892
Banks - 2.9%
   Abbey National First Capital - Sr. Sub.
      Notes
      8.2% due 10/15/04 ....................................     2,100     2,278
   Bank of New York Institution Capital -
      Notes 144A (a)
      7.78% due 12/01/26 ...................................     2,550     2,920
   Bank One Corp. - Notes
      6.5% due 02/01/06 ....................................    $  700   $   777
   Barclays Bank plc - Notes 144A (a)
      6.86% due 06/15/32 ...................................     2,870     3,318
   Capital One Bank
      6.5% due 06/13/13 ....................................       765       758
   Capital One Bank - Notes
      6.875% due 02/01/06 ..................................     1,320     1,417
   Central American Bank - 144A (a)
      6.75% due 04/15/13 ...................................       650       693
   Colonial Bank Montgomery - Notes
      9.375% due 06/01/11 ..................................     1,120     1,281
   Corporacion Andina De Fomento -
      Notes
      5.2% due 05/21/13 ....................................       550       557
   Credit Suisse First Boston - Ser. 2003-
      C3 Cl. F 144A (a)
      4.518% due 05/15/38 ..................................     1,190     1,196
   Credit Suisse First Boston - Sr. Notes
      4.625% due 01/15/08 ..................................     1,000     1,068
      7.125% due 07/15/32 ..................................     1,200     1,447
   CS First Boston Mortgage Securities
      Corp. - Notes
      6.26% due 04/11/30 ...................................     3,606     3,857
   JP Morgan Chase & Co. - Notes
      6.625% due 03/15/12 ..................................     2,350     2,711
   Royal Bank of Scotland plc - Notes
      7.648% due 08/31/49 ..................................     3,655     4,638
   Zions Financial Corp. - Notes
      6.95% due 05/15/11 ...................................     2,625     2,914
                                                                         -------
                                                                          31,830
Chemicals - 0.4%
   Great Lakes Carbon Corp. - Sr. Disc.
      Debs.
      13.125% due 05/15/09 .................................       200        90
   Great Lakes Carbon Corp. - Sr. Sub
      Notes
      10.25% due 05/15/08 ..................................        62        53
   Lyondell Chemical Co. - Sr. Notes
      9.5% due 12/15/08 ....................................     1,150     1,104
   Lyondell Chemical Co. - Sr. Notes
      144A (a)
      9.5% due 12/15/08 ....................................       325       312
   NOVA Chemicals Corp. - Notes
      7.0% due 05/15/06 ....................................     2,765     2,917
                                                                         -------
                                                                           4,476
Commercial Services & Supplies - 1.3%
   Allied Waste North America - Notes
      10.0% due 08/01/09 ...................................     1,785     1,901
   AVIS Group Holdings, Inc. - Notes
      11.0% due 05/01/09 ...................................       530       594

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                     Name of Issuer                             Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Commercial Services & Supplies - Continued
   Cendant Corp. - Notes
      6.25% due 01/15/08 ...................................    $2,020   $ 2,235
      6.875% due 08/15/06 ..................................     4,570     5,112
   Cendant Corp. - Sr. Notes
      6.25% due 03/15/10 ...................................       500       556
      7.125% due 03/15/15 ..................................       500       580
   Coinmach Corp. - Sr. Notes
      9.0% due 02/01/10 ....................................       665       721
   Delaware Montecorp - Sr. Sub. Notes
      144A (a)
      8.625% due 12/15/12 ..................................     1,353     1,465
   Poindexter JB, Inc. - Sr. Notes
      12.5% due 05/15/07 ...................................        25        21
   Ryland Group, Inc. - Sr. Notes
      5.375% due 06/01/08 ..................................       650       669
                                                                         -------
                                                                          13,854
Communications Equipment - 0.6%
   Deutsche Telekom International - Notes
      8.5% due 06/15/10 ....................................     4,495     5,522
   Deutsche Telekom International
      Finance
      8.75% due 06/15/30 ...................................       545       694
   Motorola, Inc. - Notes
      6.75% due 02/01/06 ...................................       772       841
                                                                         -------
                                                                           7,057
Computers & Peripherals - 0.1%
   NCR Corp. - Sr. Notes 144A (a)
      7.125% due 06/15/09 ..................................     1,365     1,500

Containers & Packaging - 0.5%
   BWAY Corp. - Notes
      10.0% due 10/15/10 ...................................     1,005     1,050
   Owens Brockway Glass Container - Sr.
      Notes 144A (a)
      8.25% due 05/15/13 ...................................       275       286
      8.75% due 11/15/12 ...................................       635       692
   Sealed Air Corp. - Sr. Notes 144A (a)
      5.625% due 07/15/13 ..................................       540       545
      6.875% due 07/15/33 ..................................       350       355
   Stone Container Corp. - Notes
      8.375% due 07/01/12 ..................................     1,850     1,989
      9.75% due 02/01/11 ...................................       760       828
                                                                         -------
                                                                           5,745
Credit Card - 1.0%
   Citibank Credit Card Issuance Trust -
      Notes
      4.45% due 04/07/10 ...................................     2,400     2,472
   MBNA Asset Backed Note Trust -
      Notes
      6.65% due 08/15/11 ...................................       985     1,087
   Midland Funding Corp. II - Notes
      11.75% due 07/23/05 ..................................     6,535     7,058
      13.25% due 07/23/06 ..................................    $  150   $   170
   Tiers Fixed Rate Certificates - Ser.
      2001-14 CTF 144A (a)
      7.2% due 06/15/04 ....................................       950       731
                                                                         -------
                                                                          11,518
Diversified Financials - 3.4%
   AXA Financial, Inc. - Sr. Notes
      7.75% due 08/01/10 ...................................       543       661
   Bunge Ltd. Financial Corp. - GTD
      Sr. Notes 144A (a)
      5.875% due 05/15/13 ..................................       330       340
   Citigroup, Inc. - Sub. Notes
      5.625% due 08/27/12 ..................................     1,000     1,102
   Deutsche Mortgage & Asset Receiving
      Corp. - Notes
      6.861% due 03/15/08 ..................................     1,855     2,115
   Duke Capital Corp. - Sr. Notes
      6.25% due 02/15/13 ...................................     1,143     1,215
      6.75% due 02/15/32 ...................................       600       605
   ERAC USA Finance Co. - Notes
      7.35% due 06/15/08 ...................................       700       819
      7.95% due 12/15/09 ...................................     2,050     2,448
   Fund American Cos, Inc. - GTD
      Sr. Notes
      5.875% due 05/15/13 ..................................     2,033     2,126
   General Electric Capital Corp. - Notes
      6.75% due 03/15/32 ...................................     1,990     2,327
   Hyatt Equities LC - Notes
      6.875% due 06/15/07 ..................................     2,035     2,119
   ISTAR Financial, Inc. - Sr. Notes
      7.0% due 03/15/08 ....................................       410       431
   MDP Acquisitions plc - Sr. Notes
      9.625% due 10/01/12 ..................................     1,200     1,326
   Morgan Stanley Dean Witter Capital -
      Notes
      4.57% due 12/18/32 ...................................     4,121     4,334
   Newcourt Credit Group, Inc. - Notes
      6.875% due 02/16/05 ..................................     2,325     2,491
   Pemex Project Funding Master Trust
      6.125% due 08/15/08 ..................................       700       749
   Pemex Project Funding Trust - Notes
      9.125% due 10/13/10 ..................................     4,735     5,729
   Qwest Captial Funding, Inc. - Notes
      7.75% due 08/15/06 ...................................       955       888
   TFM SA de CV - Sr. Disc. Debs.
      11.75% due 06/15/09 ..................................       925       939
   The MONY Group, Inc. - Sr. Notes
      7.45% due 12/15/05 ...................................     2,635     2,801
   URC Holdings Corp. - Sr. Notes
      144A (a)
      7.875% due 06/30/06 ..................................     1,865     2,172
                                                                         -------
                                                                          37,737

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                     Name of Issuer                             Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Diversified Telecommunication Services - 3.7%
   AT&T Broadband Corp. - Notes
      8.375% due 03/15/13 ..................................    $1,199   $ 1,502
   Citizens Communications Co. - Notes
      8.5% due 05/15/06 ....................................     3,645     4,228
   Citizens Communications Co. - Sr. Notes
      6.375% due 08/15/04 ..................................     1,390     1,453
   Cox Communications, Inc. - Notes
      7.5% due 08/15/04 ....................................     3,685     3,911
   France Telecom SA - Notes
      9.25% due 03/01/11 ...................................     2,750     3,461
      10.0% due 03/01/31 ...................................       545       754
   Innova State of DE R.L. - Notes
      12.875% due 04/01/07 .................................     1,215     1,239
   Mobile Telesystems Finance - Notes
      10.95% due 12/21/04 ..................................       250       262
   Nextel Communications, Inc. - Sr. Notes
      9.375% due 11/15/09 ..................................     1,900     2,052
   Qwest Corp. - Notes
      8.875% due 03/15/12 ..................................     2,125     2,369
   Sprint Capital Corp.
      6.9% due 05/01/19 ....................................     1,220     1,278
   Sprint Capital Corp. - Notes
      6.125% due 11/15/08 ..................................     3,010     3,267
      8.75% due 03/15/32 ...................................     1,100     1,317
   Tele-Communications, Inc.
      7.875% due 08/01/13 ..................................       550       666
      9.8% due 02/01/12 ....................................       465       616
      10.125% due 04/15/22 .................................       695       986
   Telecorp PCS, Inc.
      0.0% due 04/15/09 ....................................       731       758
   Telefonosde Mexico - Sr. Notes
      8.25% due 01/26/06 ...................................     3,950     4,434
   Tellus Corp. - Notes
      8.0% due 06/01/11 ....................................     2,110     2,437
   Tritel PCS, Inc. - Sr. Disc. Notes
      12.75% due 05/15/09 ..................................        52        54
   Verizon Global Funding Corp. - Notes
      4.375% due 06/01/13 ..................................     1,500     1,496
   Voicestream Wireless Corp. - Notes
      11.5% due 09/15/09 ...................................     1,660     1,950
                                                                         -------
                                                                          40,490
Electric Utilities - 1.1%
   CalEnergy Co., Inc. - Bonds
      8.48% due 09/15/28 ...................................     2,745     3,616
   CMS Energy Corp. - Sr. Notes
      6.75% due 01/15/04 ...................................     2,630     2,656
   DPL, Inc. - Sr. Notes
      6.875% due 09/01/11 ..................................     1,385     1,520
   Empresa Electrica Guacolda SA - Notes
      8.625% due 04/30/13 ..................................    $1,795   $ 1,882
   Pennsylvania Power Co.
      8.5% due 07/15/22 ....................................       610       634
   Progress Energy, Inc. - Sr. Notes
      6.75% due 03/01/06 ...................................       787       875
   Reliant Resources , Inc. - Sr. Notes
      144A (a)
      9.5% due 07/15/13 ....................................       405       410
                                                                         -------
                                                                          11,593
Electric/Gas - 2.9%
   AEP Resources , Inc. - Sr. Notes
      144A (a)
      6.5% due 12/01/03 ....................................     1,038     1,055
   AES Eastern Energy - Notes
      9.0% due 01/02/17 ....................................       915       924
   Cleveland Electric Illuminating Co. - Notes
      9.5% due 05/15/05 ....................................     5,820     5,839
   Dominion Resources, Inc. - Notes
      6.3% due 03/15/33 ....................................     1,595     1,684
   Ipalco Enterprises, Inc. - Notes
      8.625% due 11/14/11 ..................................     1,905     2,086
   Monterrey Power SA de CV - Sr. Sec.
      Bonds 144A (a)
      9.625% due 11/15/09 ..................................     1,078     1,289
   Niagara Mohawk Power Corp.
      8.77% due 01/01/18 ...................................     3,965     4,127
   Noram Energy Corp. - Notes
      6.5% due 02/01/08 ....................................     2,995     3,212
   Oklahoma Gas & Electric Co. - Notes
      6.65% due 07/15/27 ...................................     3,660     4,057
   PNPP II Funding Corp. - Bonds
      9.12% due 05/30/16 ...................................       935       997
   PSEC Energy LLC - Notes
      7.75% due 04/16/07 ...................................     1,450     1,533
   PSEG Power LLC - Sr. Notes
      6.875% due 04/15/06 ..................................       857       956
   Waterford 3 Funding - Entergy - Bonds
      8.09% due 01/02/17 ...................................     3,585     3,938
                                                                         -------
                                                                          31,697
Electrical Equipment - 0.5%
   HQI Transelec Chile SA - Notes
      7.875% due 04/15/11 ..................................     5,025     5,820

Electronic Equipment & Instruments - 0.4%
   Pinnacle Partners - Notes
      8.83% due 08/15/04 ...................................     4,060     4,182

Energy Equipment & Services - 0.1%
   Salton Sea Funding Corp. - Ser. F
      7.475% due 11/30/18 ..................................        98        90

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par      Market
                     Name of Issuer                             Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Energy Equipment & Services - Continued
   Salton Sea Funding Corp. - Sr. Notes
      Ser. E
      8.3% due 05/30/11 ....................................    $  524   $   490
   TXU Energy Co. LLC - Sr. Notes
      144A (a)
      7.0% due 03/15/13 ....................................       700       775
                                                                         -------
                                                                           1,355
Finance - 3.6%
   Beaver Valley Funding Corp.
      9.0% due 06/01/17 ....................................       900     1,077
   BVPS II Funding Corp. - Bonds
      8.89% due 06/01/17 ...................................       969     1,119
   Conseco Finance Securitizations Co. - Notes
      5.33% due 04/15/27 ...................................     4,710     4,783
   Financing Corp. - Notes
      9.4% due 02/08/18 ....................................     1,070     1,634
      10.35% due 08/03/18 ..................................     4,180     6,853
   Household Financial Corp. - Global Notes
      4.625% due 01/15/08 ..................................       700       747
   Household Financial Corp. - Notes
      6.75% due 05/15/11 ...................................     5,270     6,120
   Iowa Select Farms Finance - Notes
      144A (a)
      10.75% due 12/01/06 ..................................         6         3
   Morgan Stanley & Co., Inc. - Notes
      4.25% due 05/15/10 ...................................     2,665     2,743
   NiSource Finance Corp.
      7.875% due 11/15/10 ..................................     1,180     1,393
   NiSource Finance Corp. - Notes
      7.5% due 11/15/03 ....................................     5,685     5,792
   NiSource Finance Corp. - Sr. Notes
      6.15% due 03/01/13 ...................................     1,000     1,073
   PDVSA Finance, Ltd. - Notes
      8.5% due 11/16/12 ....................................     1,250     1,163
      9.75% due 02/15/10 ...................................       830       818
   PTC International Finance BV - Notes
      10.75% due 07/01/07 ..................................     1,335     1,402
   PTC International Finance II SA - Notes
      11.25% due 12/01/09 ..................................     1,190     1,333
   Saint George Funding Co. LLC -
      144A (a)
      8.485% due 12/31/49 ..................................     1,205     1,346
                                                                         -------
                                                                          39,399
Food & Drug Retailing - 0.1%
   Delhaize America, Inc. - Notes
      7.375% due 04/15/06 ..................................     1,545     1,622

Food Products - 0.4%
   Corn Products International, Inc. - Sr. Notes
      8.45% due 08/15/09 ...................................    $3,240   $ 3,694
   Kraft Foods, Inc. - Notes
      5.625% due 11/01/11 ..................................       985     1,073
                                                                         -------
                                                                           4,767
Foreign Governmental - 0.8%
   Republic of Columbia - Notes
      9.75% due 04/09/11 ...................................     1,437     1,609
      10.375% due 01/28/33 .................................       935     1,075
   Republic of Panama - Bonds
      9.375% due 01/16/23 ..................................     2,195     2,459
   Republic of Peru - Bonds
      9.125% due 01/15/08 ..................................     1,250     1,331
   United Mexican States
      6.375% due 01/16/13 ..................................       800       848
   United Mexican States - Notes
      8.3% due 08/15/31 ....................................       600       691
      8.375% due 01/14/11 ..................................       800       958
                                                                         -------
                                                                           8,971
Gas Utilities - 0.8%
   Kinder Morgan Energy Partners - Sr. Notes
      6.5% due 09/01/12 ....................................     1,835     2,104
   Louis Dreyfus Natural Gas Corp. - Notes
      6.875% due 12/01/07 ..................................     1,730     1,995
   Southern California Edison Co. - Notes
      8.0% due 02/15/07 ....................................     4,170     4,556
                                                                         -------
                                                                           8,655
Health Care Providers & Services - 0.8%
   Columbia/HCA Healthcare Corp. - Notes
      9.0% due 12/15/14 ....................................       755       900
   Global Health Sciences, Inc. - Sr. Notes
      11.0% due 05/01/08 ...................................        75         7
   HCA-The Healthcare Corp. - Notes
      8.75% due 09/01/10 ...................................     5,035     5,955
   Quest Diagnostics, Inc. - Sr. Notes
      6.75% due 07/12/06 ...................................     1,810     2,018
   Tenet Healthcare Corp. - Sr. Notes
      6.375% due 12/01/11 ..................................       405       375
                                                                         -------
                                                                           9,255
Home Equity Loan - 0.9%
   Contimortgage Home Equity Loan -
      CTF Cl. A5
      8.1% due 08/15/25 ....................................       143       143
   EQCC Home Equity Loan Trust - Notes
      6.57% due 02/15/29 ...................................     2,305     2,391

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par     Market
                       Name of Issuer                           Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Home Equity Loan - Continued
   IMC Home Equity Loan Trust -
      Ser. 1998-1 A4
      6.6% due 03/20/25 ....................................    $  168   $   172
   Money Store Home Equity Trust -
      Notes
      6.485% due 12/15/28 ..................................     2,880     2,965
   UCFC Home Equity Loan - Notes
      7.22% due 06/15/28 ...................................     3,904     4,052
                                                                         -------
                                                                           9,723
Hotels Restaurants & Leisure - 0.7%
   Argosy Gaming Co. - Sr. Sub. Notes
      9.0% due 09/01/11 ....................................       605       653
   Harrahs Operating Co., Inc. - Notes
      7.875% due 12/15/05 ..................................     4,115     4,465
   Mohegan Tribal Gaming Authority -
      Sr. Sub Notes
      8.0% due 04/01/12 ....................................       400       431
   Starwood Hotels & Resorts Worldwide,
      Inc. - Sr. Notes
      7.875% due 05/01/12 ..................................     1,000     1,095
   Trump Casino Holdings LLC - Notes
      11.625% due 03/15/10 .................................       885       841
   Waterford Gaming LLC - Sr. Notes
      144A (a)
      8.625% due 09/15/12 ..................................       275       289
                                                                         -------
                                                                           7,774
Household Durables - 0.1%
   Salton Funding Corp. - Notes
      7.84% due 05/30/10 ...................................       562       525

Household Products - 0.2%
   Enterprise Products - Notes
      6.875% due 03/01/33 ..................................     2,405     2,724

Industrial Conglomerates - 0.4%
   British Brunswick Holdings, Inc. -
      Sr. Notes
      13.0% due 05/01/08 ...................................       120        24
   General Electric Co. - Notes
      5.0% due 02/01/13 ....................................     4,090     4,320
   Pacific & Atlantic Holdings, Inc. - Sr.
      Notes 144A (a)
      10.5% due 12/31/07 ...................................        26         9
                                                                         -------
                                                                           4,353

Insurance - 1.1%
   CIGNA Corp. - Notes
      6.375% due 10/15/11 ..................................       875       980
   Equitable Life Assurance Society USA
      - Notes 144A (a)
      6.95% due 12/01/05 ...................................       920     1,026
   Mass. Mutual Life Insurance Co. -
      Notes 144A (a)
      7.625% due 11/15/23 ..................................    $2,645   $ 3,302
   New York Life Insurance Co. - Notes
      5.875% due 05/15/33 ..................................     2,075     2,178
   QBE Insurance Group, Ltd. - Sub Notes
      144A (a)
      5.647% due 07/01/23 ..................................     1,120     1,088
   Travelers Property Casualty Corp. -
      Notes
      5.0% due 03/15/13 ....................................     1,580     1,645
   UnumProvident Corp. - Notes
      7.625% due 03/01/11 ..................................     1,395     1,492
                                                                         -------
                                                                          11,711
Leisure Equipment & Products - 0.0%
   Hockey Co. - Sr. Sec. Notes
      11.25% due 04/15/09 ..................................       410       455

Machinery - 0.1%
   Kennametal, Inc. - Sr. Notes
      7.2% due 06/15/12 ....................................       975     1,071
Media - 3.3%
   AOL Time Warner, Inc.
      6.15% due 05/01/07 ...................................       700       787
   British Sky Broadcasting - Notes
      8.2% due 07/15/09 ....................................     4,190     4,896
   Chancellor Media Corp. - Notes
      8.0% due 11/01/08 ....................................     3,910     4,614
   Continental Cablevision, Inc. - Notes
      8.3% due 05/15/06 ....................................     1,465     1,686
      9.5% due 08/01/13 ....................................     2,280     2,624
   EchoStar DBS Corp. - Sr. Notes
      9.375% due 02/01/09 ..................................       870       929
   Garden State Newspapers, Inc. - Sr. Sub
      Notes Ser. B
      8.625% due 07/01/11 ..................................       335       348
   Garden State Newspapers, Inc. - Sr.
      Sub. Notes
      8.75% due 10/01/09 ...................................       200       206
   Grupo Televisa SA De CV - Notes
      8.0% due 09/13/11 ....................................     2,105     2,379
   Lenfest Communications, Inc. - Notes
      8.375% due 11/01/05 ..................................     3,305     3,730
   News America Holdings, Inc. - Notes
      8.25% due 08/10/18 ...................................     2,810     3,661
   Panamsat Corp. - Sr. Notes
      8.5% due 02/01/12 ....................................       620       676
   Rogers Cable, Inc. - 144A (a)
      6.25% due 06/15/13 ...................................       415       416
   Rogers Cablesystems - Sr. Notes
      10.0% due 03/15/05 ...................................     1,205     1,303
   Shaw Communications, Inc. - Sr. Notes
      8.25% due 04/11/10 ...................................     1,085     1,161

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                 Par     Market
                       Name of Issuer                           Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Media - Continued
   Time Warner, Inc. - Sr. Notes
      9.125% due 01/15/13 ..................................    $5,181   $ 6,635
   XM Satellite Radio, Inc. - Sr. Notes
      144A (a)
      12.0% due 06/15/10 ...................................       635       622
                                                                         -------
                                                                          36,673
Metals & Mining - 0.5%
   Freeport McMoran Copper & Gold - Sr. Notes
      10.125% due 02/01/10 .................................     1,060     1,187
   Golden Northwest Aluminum
      12.0% due 12/15/06 ...................................        25         2
   Great Central Mines, Ltd. - Sr. Notes
      8.875% due 04/01/08 ..................................     1,365       682
   Inco, Ltd. - Notes
      7.75% due 05/15/12 ...................................     1,500     1,777
   Metallurgy Holdings, Inc. - Notes
      1.0% due 07/15/08 ....................................        50        16
   Noranda, Inc. - Notes
      8.375% due 02/15/11 ..................................     1,075     1,210
   Yanacocha Receivables - 144A (a)
      8.4% due 06/15/05 ....................................       565       569
                                                                         -------
                                                                           5,443
Multi-Utilities - 0.2%
   CenterPoint Energy - Bonds Ser. K
      144A (a)
      6.95% due 03/15/33 ...................................       545       625
   Centerpoint Energy Resources Corp. -
      Sr. Notes 144A (a)
      7.875% due 04/01/13 ..................................       700       805
   United Utilities plc - Notes
      4.55% due 06/19/18 ...................................     1,236     1,180
                                                                         -------
                                                                           2,610
Multiline Retail - 0.2%
   JC Penney Co., Inc. - Notes
      8.0% due 03/01/10 ....................................       690       725
   Sears Roebuck Acceptance Corp. -
      Debs
      7.5% due 10/15/27 ....................................     1,045     1,114
                                                                         -------
                                                                           1,839
Municipal - 0.6%
   Golden State Securitization - Notes
      6.75% due 06/01/39 ...................................     4,275     3,872
   Illinois Saint
      5.1% due 06/01/33 ....................................     2,545     2,503
                                                                         -------
                                                                           6,375
Office Electronics - 0.1%
   Xerox Corp. - Sr. Notes
      7.625% due 06/15/13 ..................................       570       573

Oil & Gas - 1.3%
   Alberta Energy, Ltd. - Notes
      7.375% due 11/01/31 ..................................    $1,625   $ 2,055
      8.125% due 09/15/30 ..................................     2,025     2,764
   Humpuss Funding Corp. - 144A (a)
      7.72% due 12/15/09 ...................................     1,437     1,149
   Occidental Petroleum Corp.
      10.125% due 09/15/09 .................................     1,388     1,855
   Ocean RigNorway AS - Sr. Sec. Notes
      10.25% due 06/01/08 ..................................       255       212
   Tosco Corp. - Notes
      8.125% due 02/15/30 ..................................     2,945     3,947
   Valero Energy Corp. - Notes
      8.375% due 06/15/05 ..................................     1,095     1,192
   XTO Energy, Inc. - Sr. Notes 144A (a)
      6.25% due 04/15/13 ...................................       900       958
                                                                         -------
                                                                          14,132
Other Mortgage - 0.4%
   Capital One Secured Note Trust - Notes
      7.9% due 10/15/10 ....................................     2,685     2,828
   Commercial Mortgage Acceptance
      Corp. - Ser. 1991-C1 A1
      6.79% due 06/15/31 ...................................     1,589     1,760
                                                                         -------
                                                                           4,588
Paper & Forest Products - 0.4%
   Abitibi-Consolidated, Inc. - Notes
      8.55% due 08/01/10 ...................................     2,110     2,399
   Corporacion Durango SA de CV -
      Sr. Notes
      13.125% due 08/01/06 .................................       631       347
      13.75% due 07/15/09 ..................................     2,905     1,525
   Longview Fibre Co. - Notes
      10.0% due 01/15/09 ...................................       250       276
                                                                         -------
                                                                           4,547
Real Estate Investment Trust - 1.5%
   American Health Properties, Inc. -
      Notes
      7.5% due 01/15/07 ....................................     1,405     1,584
   Amresco Residential Securities - Notes
      6.51% due 08/25/27 ...................................     5,344     5,671
   Camden Property Trust - Sr. Notes
      7.0% due 04/15/04 ....................................     2,880     2,986
   Healthcare Realty Trust - Sr. Notes
      8.125% due 05/01/11 ..................................       885       984
   Socgen Real Estate Co. LLC - Notes
      144A (a)
      7.64% due 12/29/49 ...................................     4,875     5,649
                                                                         -------
                                                                          16,874

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                              Par       Market
                      Name of Issuer                         Value      Value
---------------------------------------------------------   -------   ----------
                                                            (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

Real Estate Operations - 0.2%
   HMH Properties, Inc. - Notes
      7.875% due 08/01/05 ...............................   $ 1,695   $    1,729

Specialty Retail - 0.2%
   Gap, Inc. - Notes
      10.55% due 12/15/08 ...............................       970        1,178
   Toys "R" Us, Inc. - Notes
      7.875% due 04/15/13 ...............................       775          834
                                                                      ----------
                                                                           2,012
U.S. Government Agencies - 38.2%
   Federal Home Loan Mortgage Corp. - Bonds
      6.0% due 01/01/33 .................................     1,795        1,861
      6.5% due 08/01/32 .................................     6,143        6,393
   Federal Home Loan Mortgage Corp. - Debs.
      6.25% due 07/15/32 ................................     1,000        1,177
   Federal Home Loan Mortgage Corp. - Notes
      4.25% due 03/15/31 ................................     4,842        4,937
      5.5% due 07/15/31 .................................     2,347        2,459
   Federal National Mortgage Assoc. - Bonds
      4.5% due 07/25/18 .................................    13,350       13,617
      5.0% due 10/01/17 .................................    15,593       16,131
      5.0% due 06/01/18 .................................    12,185       12,602
      5.0% due 07/25/33 .................................    41,670       42,334
      5.5% due 02/01/18 .................................    14,610       15,177
      5.5% due 05/01/33 .................................     2,103        2,178
      5.5% due 05/01/33 .................................     2,711        2,807
      5.5% due 05/01/33 .................................     7,686        7,957
      5.5% due 05/01/33 .................................     7,539        7,805
      5.5% due 07/25/33 .................................    67,605       69,866
      6.0% due 09/01/14 .................................     4,035        4,219
      6.0% due 09/01/32 .................................     2,603        2,706
      6.0% due 03/01/33 .................................    32,615       33,907
      6.0% due 05/01/33 .................................     4,110        4,273
      6.5% due 07/01/32 .................................     7,734        8,065
      6.5% due 07/01/32 .................................     4,921        5,132
      6.5% due 11/01/32 .................................     4,754        4,958
      6.5% due 02/01/33 .................................    16,417       17,121
      7.0% due 09/01/10 .................................     1,305        1,390
      7.0% due 01/01/12 .................................       391          415
      7.0% due 04/01/17 .................................     2,377        2,529
      7.0% due 04/01/17 .................................       586          623
      7.0% due 05/01/17 .................................       236          251
   Federal National Mortgage Assoc. - Notes
      2.5% due 06/15/08 .................................     2,000        1,990
      4.375% due 03/15/13 ...............................     3,000        3,124
      5.0% due 01/20/07 .................................    25,000       25,484
      5.0% due 10/25/16 .................................     5,098        5,306
      5.0% due 08/25/27 .................................     6,373        6,543
      5.5% due 11/25/32 .................................   $ 8,525   $    8,881
      6.0% due 02/01/32 .................................    21,274       22,117
      6.0% due 03/01/33 .................................    15,588       16,205
      6.94% due 01/25/22 ................................       946          980
   Government National Mortgage Assoc. - Bonds
      6.0% due 01/15/33 .................................     1,188        1,247
      6.0% due 02/15/33 .................................        94           99
      6.0% due 03/15/33 .................................    19,986       20,960
      6.0% due 05/15/33 .................................     8,666        9,088
      6.5% due 09/15/28 .................................     1,813        1,906
      6.5% due 09/15/29 .................................     1,131        1,189
      6.5% due 08/15/31 .................................     2,959        3,107
      8.5% due 09/15/21 .................................       103          113
      9.0% due 05/15/21 .................................       199          222
      9.0% due 08/15/21 .................................       176          196
      9.5% due 06/15/16 .................................       169          190
                                                                      ----------
                                                                         421,837
U.S. Governmental - 12.8%
   U.S. Treasury - Bonds
      0.0% due 08/15/04 .................................     2,240        2,394
      0.0% due 05/15/05 .................................     1,300        1,426
      0.0% due 08/15/05 .................................       400          479
      0.0% due 08/15/07 .................................       940        1,087
      0.0% due 02/15/16 .................................       615          942
      0.0% due 08/15/19 .................................     3,265        4,722
      5.0% due 08/15/11 .................................     1,000        1,122
      7.875% due 02/15/21 ...............................    13,100       18,702
   U.S. Treasury - Notes
      0.0% due 03/31/05 .................................     9,000        9,062
      0.0% due 08/15/05 .................................       400          443
      3.0% due 02/15/08 .................................    40,175       41,341
      3.5% due 01/15/11 .................................     7,372        8,373
      3.625% due 05/15/13 ...............................    20,930       21,094
      3.875% due 02/15/13 ...............................    11,000       11,319
      5.375% due 02/15/31 ...............................    10,097       11,370
      5.75% due 08/15/10 ................................     6,600        7,725
                                                                      ----------
                                                                         141,601
Whole Loan CMOs - 0.2%
   Bank One Issuance Trust - Notes
      4.54% due 09/15/10 ................................     2,140        2,222

Wireless Telecommunications Services - 0.4%
   AT&T Wireless, Inc. - Notes
      7.875% due 03/01/11 ...............................     2,335        2,758
   Mobile Telesystems Finance - Notes
      9.75% due 01/30/08 ................................     1,070        1,163
                                                                      ----------
                                                                           3,921
                                                                      ----------
                             TOTAL PUBLICLY-TRADED BONDS-      91.7%   1,011,865

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
-------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                                       Market
                   Name of Issuer                        Shares        Value
---------------------------------------------------   -----------    ----------
                                                                       (000's)
COMMON STOCK

Banks - 0.1%
   Wachovia Preferred Funding Corp. - Ser. A ......        26,000    $      722

U.S. Government Agencies - 2.2%
   Federal Home Loan Banks ........................     2,949,599         3,049
   Federal National Mortgage Assoc. ...............    20,890,367        21,605
                                                                     ----------
                                                                         24,654
                                                                     ----------
                                TOTAL COMMON STOCK-           2.3%       25,376

PREFERRED STOCK
Commercial Services & Supplies - 0.0%
   Glass Tech., Inc. - Ser. A .....................             1             1

Diversified Telecommunication Services - 0.1%
   Metrocall Holdings, Inc. - Ser. A ..............           220             2
   Nextel Communications, Inc. - Notes ............         1,333         1,420
                                                                     ----------
                                                                          1,422
Electric/Gas - 0.2%
   Dominion Resources, Inc. - Notes ...............        47,000         2,771

Finance - 0.1%
   HSBC Capital Funding - 144A (a) ................       820,000           803

Media - 0.3%
   CSC Holdings, Inc. - Ser. M ....................        13,740         1,415
   CSC Holdings, Inc. - Ser. H ....................        17,525         1,805
                                                                     ----------
                                                                          3,220
                                                                     ----------
                             TOTAL PREFERRED STOCK-           0.7%        8,217

WARRANTS
Commercial Services & Supplies - 0.0%
   Sunterra Corp.
      expires 07/26/07 (Cost $0) ..................           152             0
                                                                     ----------
                                    TOTAL WARRANTS-           0.0%

                                                          Par
                                                         Value
                                                      -----------
                                                        (000's)
COMMERCIAL PAPER

Banks - 0.0%
   Danske Corp.
   0.915% due 09/19/03 ............................   $       400           399

Finance - 1.9%
   CBA Delaware Finance, Inc. .....................
   1.05% due 07/31/03 .............................         8,300         8,293
   EK Sport Finance
   1.23% due 07/02/03 .............................           900           900
   General Electric Capital Corp. .................
   1.20% due 07/11/03 .............................           800           800
   UBS Finance, Inc. ..............................
   1.03% due 08/29/03 .............................   $     4,000    $    3,993
   0.92% due 09/24/03 .............................         6,800         6,785

U.S. Government Agencies - 0.4%
   Federal National Mortgage Assoc.
   1.05% due 07/31/03 .............................         4,200         4,196
   1.08% due 09/30/03 .............................           500           499
                                                                     ----------
                            TOTAL COMMERCIAL PAPER-           2.3%       25,865

SHORT-TERM INVESTMENTS - 13.2%
   Investment in joint trading account
      (Note B)
   1.181% due 07/01/03 ............................       145,149       145,149
                                                      -----------    ----------
                                 TOTAL INVESTMENTS-         110.2%    1,216,472
               Payables, less cash and receivables-         (10.2)%    (112,650)
                                                      -----------    ----------
                                        NET ASSETS-         100.0%   $1,103,822
                                                      ===========    ==========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, securities aggregated $25,431 or 2.3% of net assets of the Portfolio.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                          Market
                      Name of Issuer                           Shares     Value
----------------------------------------------------------   ---------   -------
                                                                         (000's)
COMMON STOCK

Brazil - 0.2%
   Aracruz Celulose SA - ADR * (BG) ......................       3,300    $   69
Czech Republic - 0.4%
   Komercni Banka AS * (JP) ..............................         304        22
   SPT Telecom AS * (J1) .................................      11,800       123
                                                                          ------
                                                                             145
Egypt - 0.7%
   Commercial International Bank (JP) ....................       8,281        51
   Egypt Mobile Phone * (J2) .............................       8,330        74
   Orascom Construction Industries * (BJ) ................      20,144       161
                                                                          ------
                                                                             286
Hong Kong - 3.1%
   BYD Co. (BL) ..........................................      60,000       134
   China Oilfield Series * (BB) ..........................     356,000        80
   China Shipping Development * (BR) .....................     318,000       114
   CNOOC, Ltd. * (BB) ....................................     413,000       604
   Denway Motors, Ltd. * (BV) ............................     264,000       120
   Huaneng Power International * (J3) ....................     192,000       219
                                                                          ------
                                                                           1,271
Hungary - 0.4%
   Magyar Tavkozlesi * (J1) ..............................      17,254        59
   OTP Bank (JP) .........................................       8,572        83
                                                                          ------
                                                                             142
India - 5.0%
   Bharat Heavy Electricals, Ltd. (BK) ...................      27,950       162
   Colgate Palmolive Co. * (JK) ..........................      19,051        56
   Container Corp. of India, Ltd. (BJ) ...................      10,092        75
   GlaxoSmithKline Pharmaceuticals (JO) ..................       5,000        39
   Gujarat Ambuja Cements Ltd. (BD) ......................      20,250        90
   Hero Honda Motors, Ltd. (BV) ..........................      17,350        95
   Hindlaco Industries (BD) ..............................       3,850        62
   Hindustan Lever Ltd. (JJ) .............................      22,700        87
   IndiaInfo, Ltd. (JA) ..................................      10,639
   Infosys Technologies, Ltd. * (JU) .....................       1,040        73
   ITC, Ltd. (JI) ........................................       7,000       116
   Mahanagar Telephone Nigam, Ltd. (J1) ..................      31,750        78
   Morgan Stanley Group (JQ) .............................     705,000       152
   Oil & Natural Gas (BB) ................................      14,750       154
   Ranbaxy Laboratories, Ltd. (JO) .......................       8,660       147
   Reliance Industries, Inc. * (BC) ......................      13,300        93
   State Bank of India (JP) ..............................      32,600       283
   Steel Author India * (BF) .............................     192,000        71
   Tata Ironsteel (BF) ...................................      16,000        58
   Tata Engineering and Locomotive Co.,
      Ltd. (BD) ..........................................      26,500       113
                                                                          ------
                                                                           2,004
Indonesia - 3.9%
   Astra International (BV) ..............................   1,272,461       551
   Bank Central (JP) .....................................     430,500       150
   Bank Mandiri (JP) .....................................     412,000        34
   Bank Pan Indonesia (JP) ...............................   1,929,500    $   73
   HM Sampoerna (JI) .....................................     256,500       129
   Ramayana Lestari * (JD) ...............................     626,000       245
   Telekomunikasi Indiana - Ser. B (J1) ..................     731,500       410
                                                                          ------
                                                                           1,592
Israel - 0.6%
   Bank Hapoalim (JP) ....................................      81,200       173
   Bank Leumi Le-Israel * (JP) ...........................      54,400        87
                                                                          ------
                                                                             260
Jordan - 0.0%
   Arab Bank (JP) ........................................          50        15

Luxembourg - 0.1%
   OTP Bank - GDR (JP) ...................................       1,956        38

Malaysia - 3.0%
   Commerce Asset Holdings * (JP) ........................     102,000        93
   Gamuda Berhad (BJ) ....................................     153,000       247
   Magnum Corp. Berhad * (BZ) ............................     229,000       161
   Malayan Banking Berhad * (JP) .........................     146,200       331
   Perusahaan Otomobil Nasional Berhad (BU) ..............      39,000        83
   Resorts World Berhad * (BZ) ...........................      41,000       106
   SP Setia (JS) .........................................     136,499       103
   YTL Corp., Berhad (J3) ................................      81,000        85
                                                                          ------
                                                                           1,209
Mexico - 1.6%
   Cifra SA de CV - Ser. V * (JD) ........................     125,472       370
   Fomento Economico Mexicano SA de CV * (JG) ............       1,799         7
   GF BBVA Bancomer - Ser. B (JP) ........................     249,661       211
   Wal-Mart de Mexico SA de CV - Ser. C * (JD) ...........      22,106        60
                                                                          ------
                                                                             648
Poland - 1.0%
   Bank Polska Kasa Opieki SA (JP) .......................      14,964       388

Singapore - 0.4%
   TPV Technology (JX) ...................................     411,000       142

South Africa - 13.5%
   ABSA Group, Ltd. * (JP) ...............................      17,500        82
   Anglo American plc * (BF) .............................      85,927     1,330
   Anglogold * (BF) ......................................      10,500       332
   Bidvest Group, Ltd. (BL) ..............................      23,565       135
   FirstRand, Ltd. (JP) ..................................     399,498       408
   Gold Fields Mining * (BF) .............................      32,800       393
   Harmony Gold Mining * (BF) ............................       5,612        74
   Impala Platinum Holdings, Ltd. (BF) ...................       5,328       317
   Liberty Life Association of Africa, Ltd. (JR) .........       7,220        49
   M-Cell, Ltd. (J2) .....................................     156,610       341
   Metro Cash and Carry NPV (JF) .........................     222,789        69

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                          Market
                      Name of Issuer                          Shares      Value
---------------------------------------------------------   ----------   -------
                                                                         (000's)
COMMON STOCK - Continued

South Africa-Continued
   Naspers, Ltd. - N Shares (BZ) ........................       22,700    $   79
   Nedcor, Ltd. * (JP) ..................................       14,250       170
   Old Mutual plc * (BB) ................................       18,000        27
   Sanlam, Ltd. (JR) ....................................      174,490       163
   Sappi, Ltd. * (BG) ...................................       12,610       152
   Sasol, Ltd. * (BB) ...................................       49,763       556
   Standard Bank Investment Corp., Ltd. (JP) ............      131,213       575
   Telkom Group, Ltd. (J1) ..............................       36,000       186
                                                                          ------
                                                                           5,438
South Korea - 16.3%
   39Shopping Corp. (JD) ................................        4,515       234
   Daewoo Shipbuilding & Marine * (BM) ..................        6,300        53
   Daishin Securities * (JQ) ............................       18,370       318
   Good Morning Securities Co., Ltd. (JQ) ...............       31,650       140
   Hyundai Department Store * (JE) ......................       10,830       241
   Hyundai Mobis (BM) ...................................       13,580       348
   LG Electronics, Inc. (JY) ............................       10,287       429
   LG Household & Health (JJ) ...........................        6,800       176
   Pohang Iron & Steel Co., Ltd. (BF) ...................        1,720       179
   Samsung Display Devices Co. (JY) .....................        6,010       455
   Samsung Electronics * (JY) ...........................        8,370     2,488
   Samsung Heavy Industries (BM) ........................       32,840       132
   Samsung Securities Co., Ltd. (JQ) ....................        9,090       220
   Shinhan Financial (JP) ...............................       12,620       132
   Shinsegaeco, Ltd. (JD) ...............................          430        67
   SK Telecom Co., Ltd. * (J2) ..........................        4,830       825
   Tongyang Cement Co. (BI) .............................       .2,590       160
                                                                          ------
                                                                           6,597
Taiwan - 12.3%
   Ambit Microsystems Corp. (JX) ........................       36,000       111
   Asia Optical Co., Inc. (JL) ..........................       23,000       120
   Capital Securities (JQ) ..............................      301,000        94
   Cathay Financial Hampshire (JR) ......................      214,000       262
   Cheng Loong (BE) .....................................      155,000        41
   China Trust Finance (JP) .............................      382,027       308
   Compal Electronics, Inc. * (JX) ......................       60,000        80
   CTCI Corp. (BJ) ......................................      132,000        85
   Eva Airways (BQ) .....................................      472,946       169
   Evergreen Marine Corp. (BR) ..........................      226,000       161
   Fubon Financial HL (JQ) ..............................      225,000       180
   HonHai Precision Industry Co., Ltd. -
      Cl. G * (JY) ......................................      118,900       431
   Largan Precision Co. (BL) ............................       19,500       117
   Nan Ya Plastic Corp. (BC) ............................      153,000       166
   Phoenixtec Power (J3) ................................      139,000       117
   Polaris Securities (JQ) ..............................      521,000       250
   Premier Image Technology (BX) ........................      126,000       195
   Quanta Computer, Inc. (JX) ...........................      121,050       250
   Siliconware Precision (J0) ...........................      277,790       177
   Taishin Financial (JP) ...............................      341,000       177
   Taiwan Semiconductor * (J0) ..........................      724,180     1,193
   Yang Ming Marine (BR) ................................      157,000    $  104
   Yuanta Core Pacific (JQ) .............................      229,000       120
   Zyxel Communication (JW) .............................       29,000        54
                                                                          ------
                                                                           4,962
Thailand - 3.6%
   Bangkok Bank Co., Ltd. * (JP) ........................      253,100       398
   BEC World Public Co., Ltd. (JA) ......................        7,400        42
   Italian-Thai Development Public Co., Ltd. (BD) .......      101,900        58
   Kasikornbank plc (JP) ................................      144,000       116
   Land & Houses (BJ) ...................................      786,500       178
   Siam Cement Co. * (BD) ...............................       93,000       332
   Siam Commercial Bank Public Co. * (JP) ...............      133,100       114
   Thai Farmers Bank Public Co., Ltd. * (JP) ............      213,700       199
                                                                          ------
                                                                           1,437
Turkey - 1.6%
   Akbank TAS * (JP) ....................................   19,329,105        57
   Akcansa Cimento SA (BD) ..............................   32,217,500        83
   Arcelik AS (BW) ......................................   26,636,750        93
   Enka Insaat (BL) .....................................    3,369,424       116
   Tofas Otomobil (BV) ..................................   32,683,269        38
   Tupras-Turkiye Petrol Rafinerileri A/S (BB) ..........   15,242,000       100
   Turkcell Iletisim Hizmetleri AS (J2) .................   13,063,000        87
   Turkiye Is Bankasi - Cl. C * (JP) ....................   19,754,000        63
                                                                          ------
                                                                             637
United Kingdom - 3.8%
   Anglo American plc (BF) ..............................       40,645       622
   Bank Pekao - GDR (JP) ................................        1,592        40
   Gazprom Oao * (BB) ...................................       30,100       566
   Old Mutual Plc * (BB) ................................      218,758       316
                                                                          ------
                                                                           1,544
United States - 23.9%
   Advanced Semiconductor Engineering, Inc. (JY) ........       19,400        57
   America Movil SA de CV - ADR - Ser. L (J2) ...........       46,933       880
   Ase Test, Ltd. * (J0) ................................       18,200       100
   Banco Bradesco - ADR (JP) ............................        4,739        88
   Banco Itau SA - ADR * (JP) ...........................        6,894       234
   Check Point Software Technologies, Ltd. * (JT) .......       22,912       448
   Coca-Cola Co. - ADR (JG) .............................        4,100        88
   Companhia De Bebidas ADR (JG) ........................       23,623       481
   Companhia Energetica de Minas Gerias - ADR (J3) ......        7,000        64

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                         Market
                      Name of Issuer                          Shares      Value
---------------------------------------------------------   ----------   -------
                                                                         (000's)
COMMON STOCK - Continued

United States - Continued
   Companhia Siderurgica Nacional - SA -
      ADR * (BF) ........................................        3,900   $    97
   Companhia Vale do Rio Doce - ADR
      (BF) ..............................................       16,047       448
   Compania Anonima Nacional Telefonos
      De Venezuela - ADR (J1) ...........................        8,456       106
   Daewoo Shipbuilding & Marine - GDR
      144A (a) * (BR) ...................................       10,000       166
   ECI Telecommunications, Ltd. * (JW) ..................       21,273        62
   Fomento Economico Mexicano SA de
      CV - ADR * (JG) ...................................        5,074       209
   Goldfields, Ltd. - ADR * (BF) ........................        7,900        96
   Grupo Aeroportuario Sur - ADR * (BT) .................        7,630       112
   Grupo Financiero BBVA Bancomer, SA
      de CV * (JP) ......................................        6,600       112
   Harmony Gold Mining, Ltd. (BF) .......................       12,200       164
   JSC Norilsk Nickel - ADR (BF) ........................        9,500       325
   Komercni Banka * (JP) ................................          900        22
   Lukoil Holding - ADR * (BB) ..........................        8,754       692
   Magyar Tavkozlesi - ADR * (J1) .......................        2,634        45
   Marvell Technology Group, Ltd. * (J0) ................            1
   Mobile Systems - ADR * (J2) ..........................        6,700       395
   Mobile Telesystems OJSC - GDR 144A
      (a) (J2) ..........................................        3,000       175
   OAO Gazprom - ADR * (BL) .............................        4,200        79
   Orascom Construction Industries - GDR
      (BJ) ..............................................        6,070        96
   Petroleo Brasileiro SA * (BB) ........................       31,641       625
   Petroleo Brasileiro SA - ADR (BB) ....................       21,928       389
   RAO Unified Energy Systems - GDR *
      (J3) ..............................................       12,500       331
   Sappi, Ltd. ADR * (BG) ...............................        1,560        19
   Surgutneftegaz (BB) ..................................        2,385        61
   Surgutneftegaz - ADR (BB) ............................       17,411       364
   Tele Norte Leste Participacoes SA -
      ADR (J1) ..........................................       17,300       202
   Telefonos de Mexico SA - ADR (J1) ....................       26,680       838
   Telkom SA Ltd. - ADR * (J1) ..........................        2,600        54
   Tenaris SA - ADR (BA) ................................        3,200        82
   Vimpel-Communications - ADR * (J2) ...................        3,400       158
   Votorantim Celulose e Papel SA - ADR
      (BG) ..............................................        3,900        75
   Wal-Mart de Mexico SA de CV - ADR
      (JD) ..............................................        3,016        89
   Yukos Corp. - ADR * (BB) .............................        9,122       508
                                                                         -------
                                                                           9,636
                                                                         -------
                                      TOTAL COMMON STOCK-         95.4%   38,460

PREFERRED STOCK

Brazil - 0.2%
   BCO Itau Holdings Financeira (JP) ....................    1,145,000        76

South Korea - 1.2%
   Hyundai Motor Co. (BV) ...............................        8,480   $   110
   Samsung Electronics (JY) .............................        2,530       361
                                                                         -------
                                                                             471
                                                                         -------
                                   TOTAL PREFERRED STOCK-          1.4%      547

                                                                Par
                                                               Value
                                                            ----------
                                                              (000's)
PUBLICLY-TRADED BONDS

India - 0.0%
   Hindustan Lever, Ltd. - Debs. (JK)
   9.0% due 09/30/04 ....................................   $   22,700         3
                                                                         -------
                             TOTAL PUBLICLY-TRADED BONDS-          0.0%        3

SHORT-TERM INVESTMENTS - 3.1%

   Investment in joint trading account
      (Note B)
      1.181% due 07/01/03 ...............................        1,259     1,259
                                                            ----------   -------
                                       TOTAL INVESTMENTS-         99.9%   40,269
                     Cash and Receivables, less payables-          0.1%       58
                                                            ----------   -------
                                              NET ASSETS-        100.0%  $40,327
                                                            ==========   =======

*    Non-income producing security.

ADR-American Depository Receipt.

GDR-Global Depository Receipt.

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, securities aggregated $341 or 0.8% of net assets of the Portfolio.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                                        % of
                                              Industry      Market    Long-Term
                  Industry                  Abbreviation    Value    Investments
-----------------------------------------   ------------   -------   -----------
                                                            (000s)

Banks ...................................        JP        $ 5,401         13.8%
Oil & Gas ...............................        BB          5,040         12.9%
Metals & Mining .........................        BF          4,507         11.6%
Electronic Equipment &
   Instruments ..........................        JY          4,221         10.8%
Wireless Telecommunications
   Services .............................        J2          2,936          7.5%
Diversified Telecommunication
   Services .............................        J1          2,101          5.4%
Semiconductor Equipment &
   Products .............................        J0          1,469          3.8%
Diversified Financials ..................        JQ          1,322          3.4%
Multiline Retail ........................        JD          1,065          2.7%
Automobiles .............................        BV            914          2.3%
Construction & Engineering ..............        BJ            843          2.2%
Electric Utilities ......................        J3            817          2.1%
Beverages ...............................        JG            785          2.0%
Construction Materials ..................        BD            737          1.9%
Computers & Peripherals .................        JX            584          1.5%
Industrial Conglomerates ................        BL            582          1.5%
Marine ..................................        BR            545          1.4%
Machinery ...............................        BM            533          1.4%
Insurance ...............................        JR            474          1.2%
Internet Software & Services ............        JT            448          1.1%
Hotels Restaurants & Leisure ............        BZ            345          0.9%
Paper & Forest Products .................        BG            316          0.8%
Household Products ......................        JJ            263          0.7%
Chemicals ...............................        BC            259          0.7%
Tobacco .................................        JI            245          0.6%
Specialty Retail ........................        JE            241          0.6%
Leisure Equipment & Products ............        BX            195          0.5%
Pharmaceuticals .........................        JO            185          0.5%
Airlines ................................        BQ            169          0.4%
Electrical Equipment ....................        BK            162          0.4%
Building Products .......................        BI            160          0.4%
Finance .................................        JQ            152          0.4%
Health Care Equipment &
   Supplies .............................        JL            120          0.3%
Communications Equipment ................        JW            117          0.3%
Transportation Infrastructure ...........        BT            112          0.3%
Real Estate Investment Trust ............        JS            103          0.3%
Household Durables ......................        BW             93          0.2%
Auto Components .........................        BU             83          0.2%
Energy Equipment & Services .............        BA             82          0.2%
IT Consulting & Services ................        JU             73          0.2%
Food & Drug Retailing ...................        JF             69          0.2%
Personal Products .......................        JK             59          0.2%
Media ...................................        JA             42          0.1%
Containers & Packaging ..................        BE             41          0.1%
                                                           -------        -----
                                                           $39,010        100.0
                                                           =======        =====

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
FINANCIAL INDUSTRIES FUND

                                                                          Market
                      Name of Issuer                            Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK

Banks - 34.9%
   Bank of America Corp. * .................................    35,500   $ 2,806
   Bank of New York Co., Inc. * ............................    68,000     1,955
   Bank One Corp. * ........................................    11,500       428
   Charter One Financial, Inc ..............................     2,100        65
   Compass Bancshares, Inc..................................    14,900       520
   Fifth Third Bancorp * ...................................    49,842     2,858
   FleetBoston Financial Corp ..............................    51,600     1,533
   Golden West Financial Corp. * ...........................     6,600       528
   JP Morgan Chase & Co.....................................    72,700     2,485
   M & T Bank Corp. * ......................................    14,400     1,213
   Mellon Financial Corp. * ................................    46,500     1,290
   National Commerce Financial Corp ........................     3,000        67
   PNC Bank Corp. * ........................................    18,344       895
   SouthTrust Corp. * ......................................    22,500       612
   Suntrust Banks, Inc. * ..................................     6,500       386
   US Bancorp * ............................................    17,500       429
   Wachovia Corp. * ........................................    47,942     1,916
   Zions Bancorp * .........................................     4,000       202
                                                                         -------
                                                                          20,188
Commercial Services & Supplies - 0.6%
   Benfield * ..............................................    13,795        64
   First Data Corp. * ......................................     6,880       285
                                                                         -------
                                                                             349
Credit Card - 1.7%
   MBNA Corp. * ............................................    48,475     1,010

Diversified Financials - 35.3%
   American Express Co. * ..................................    68,400     2,860
   Bear Stearns Cos., Inc. * ...............................     7,400       536
   Citigroup, Inc. * .......................................    66,000     2,825
   Goldman Sachs Group, Inc. ...............................    34,700     2,906
   Legg Mason, Inc. * ......................................    45,000     2,923
   Lehman Brothers Holdings, Inc. ..........................    16,700     1,110
   Merrill Lynch & Co., Inc. * .............................    40,800     1,905
   State Street Corp. ......................................    56,300     2,218
   Washington Mutual, Inc. * ...............................    10,000       413
   Wells Fargo & Co. * .....................................    53,500     2,696
                                                                         -------
                                                                          20,392
Industrial Conglomerates - 1.8%
   General Electric Co. * ..................................    36,100     1,035

Insurance - 21.2%
   Allstate Corp. ..........................................    13,200       471
   American International Group, Inc. * ....................    44,704     2,467
   Arch Capital Group, Ltd. * ..............................    29,200     1,014
   Berkshire Hathaway, Inc. - Cl. B * ......................       850     2,065
   Chubb Corp. * ...........................................     3,950       237
   Hartford Financial Services Group, Inc. * ...............    18,350       924
   Marsh & McLennan Cos., Inc. * ...........................    55,600     2,839
   Renaissancere Holdings, Ltd. ............................    11,200       510
   Torchmark, Inc. * .......................................    12,900       481
   Transatlantic Holdings, Inc. ............................     7,200       498

   Travelers Property Casualty Corp. - Cl. B * .............    30,900   $   487
   Willis Group Holdings, Ltd. * ...........................     8,975       276
                                                                         -------
                                                                          12,269

U.S. Government Agencies - 3.9%
   Federal National Mortgage Assoc. * ......................    33,000     2,226
                                                                         -------
                                         TOTAL COMMON STOCK-      99.4%   57,469

                                                                 Par
                                                                Value
                                                               -------
                                                               (000's)
SHORT-TERM INVESTMENTS - 0.5%
   Investment in joint trading account (Note B)
   1.181% due 07/01/03 .....................................   $   307       307
                                                               -------   -------
                                          TOTAL INVESTMENTS-      99.9%   57,776
                        Cash and Receivables, less payables-       0.1%       76
                                                               -------   -------
                                                 NET ASSETS-     100.0%  $57,852
                                                               =======   =======

* Non-income producing security.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                          Shares     Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK

Australia - 3.0%
   AMP Diversified Property Trust (JS) .....................   106,700    $  219
   AMP, Ltd. (JR) ..........................................    13,600        45
   BHP Steel * (BF) ........................................    33,357        83
   Broken Hill Proprietary Co., Ltd. *
      (BF) .................................................    48,785       283
   Coles Myer, Ltd. * (JF) .................................    23,600       111
   Commonwealth Bank of Australia (JP) .....................    19,900       395
   CSL, Ltd. * (JO) ........................................     2,600        21
   CSR, Ltd. (BD) ..........................................    65,000        85
   Foster's Brewing Group, Ltd. * (JG) .....................    39,000       110
   General Property Trust (JS) .............................    93,200       183
   Lend Lease Corp. (JS) ...................................    10,600        59
   National Australia Bank, Ltd. (JP) ......................    20,100       452
   News Corp., Ltd. (JA) ...................................    12,600        95
   Onesteel. Ltd. (BF) .....................................    37,275        48
   Orica, Ltd. (BC) ........................................     8,400        61
   Pacific Dunlop, Ltd. (BL) ...............................    11,800        46
   QBE Insurance Group, Ltd. * (JR) ........................     9,400        59
   Rinker Group (JR) .......................................    18,000        63
   Rio Tinto, Ltd. (BF) ....................................     5,600       110
   Santos, Ltd. * (BB) .....................................    39,200       155
   Tabcorp Holdings, Ltd. (BZ) .............................    16,400       119
   Telstra Corp., Ltd. * (J1) ..............................    43,000       127
   Westfield Trust (JS) ....................................    54,000       125
   Westpac Banking Corp., Ltd. (JP) ........................    31,200       340
   WMC Resources, Ltd. * (BB) ..............................    19,300        46
   WMC, Ltd. (BF) ..........................................    19,300        53
   Woolworth's, Ltd. * (JF) ................................    16,300       137
                                                                          ------
                                                                           3,630
Austria - 2.0%
   Bohler-Uddeholm AG (BF) .................................     1,600        89
   BWT AG (BO) .............................................     2,000        27
   Erste Bank * (JP) .......................................     6,400       566
   Flughafen Wien AG (BT) ..................................     4,000       146
   Mayr-Melnhof Karton AG (BE) .............................     1,200       100
   Oesterreichische
      Elektrizitaetswirtschafts AG (J3) ....................     1,800       166
   OMV AG (BB) .............................................     3,361       404
   RHI AG (BD) .............................................     5,100        61
   Telecom Austria * (J1) ..................................    47,518       540
   VA Technologie AG (BM) ..................................     2,100        56
   Voest Alpine AG (BF) ....................................     3,600       142
   Wienerberger Baustoffindustrie AG
      (BI) .................................................     7,200       127
                                                                          ------
                                                                           2,424
Belgium - 1.6%
   Bekaert NV (BK) .........................................       890        41
   Colruyt NV (JF) .........................................       970        67
   Compagnie Maritime Belge SA (BR) ........................       521        21
   D' Ieteren SA (JB) ......................................       390        56
   Delhaize SA (JF) ........................................     2,855        87
   DEXIA * (JP) ............................................    23,154       293
   Electrabel SA (J3) ......................................       936    $  239
   Exmar SA * (BO) .........................................       521        18
   Fortis * (JR) ...........................................    28,518       496
   GPE Bruxelles LAM (JQ) ..................................     2,388       108
   Heidelberger Zement AG (BL) .............................     1,091
   Interbew (JG) ...........................................     5,301       118
   KBC Bancassurance Holding NV (JP) .......................     2,540       100
   NV Union Miniere SA (BF) ................................     1,461        76
   Solvay SA (BC) ..........................................     1,215        84
   UCB SA * (JO) ...........................................     3,900       107
                                                                          ------
                                                                           1,911
Brazil - 0.0%
   Aracruz Celulose SA - ADR * (BG) ........................     1,500        31

Czech Republic - 0.1%
   Ceske Energeticke Zavody AS (J3) ........................    21,600        83
   Komercni Banka AS * (JP) ................................       900        65
                                                                          ------
                                                                             148
Denmark - 1.0%
   AS Dampskibsselskabet Svendborg -
      Cl. B (BR) ...........................................        44       238
   Danisco AS (JH) .........................................     3,050       120
   Danske Bank (JP) ........................................    16,700       326
   ISS AS (BO) .............................................     1,650        59
   Novo Nordisk AS (JO) ....................................     7,150       251
   Novozymes AS - Ser. B (BC) ..............................     4,450       124
   Tele Danmark AS (J1) ....................................     4,150       124
   Vestas Wind Systems AS (BK) .............................     2,500        28
                                                                          ------
                                                                           1,270
Finland - 0.8%
   Nokia Oyj * (JW) ........................................    45,500       751
   Sampo Insurance Co. plc (JR) ............................     4,700        35
   Stora Enso Oyj * (BG) ...................................     7,903        88
   Tietoenator Oyj (JU) ....................................     1,338        23
   UPM-Kymmene Corp. * (BG) ................................     7,900       115
                                                                          ------
                                                                           1,012
France - 8.8%
   Accor SA (BZ) ...........................................     4,483       162
   Air Liquide * (BC) ......................................     2,398       356
   Alcatel * (JW) ..........................................    23,577       213
   Altran Technologies SA * (JU) ...........................     6,277        56
   ARCELOR (BF) ............................................     7,731        90
   AXA * (JR) ..............................................    27,474       427
   BNP Paribas * (JP) ......................................    16,539       842
   Bouygues SA * (J2) ......................................     3,607       100
   Business Objects (JV) ...................................     1,259        28
   Cap Gemini SA * (JU) ....................................     1,627        58
   Carrefour SA * (JF) .....................................    11,330       556
   Casino Guichard-Perrachon SA (JF) .......................     1,045        82
   CIE De St. Gobain * (BI) ................................     6,517       257
   Club Mediterranee SA (BZ) ...............................       838        27

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                          Shares     Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

France - Continued
   Dassault Systemes SA * (JV) .............................     1,995   $    66
   EADS, Inc. (BH) .........................................     5,569        68
   Essilor International (JL) ..............................     2,365        95
   France Telecom * (JI) ...................................    14,803       364
   Groupe Danone * (JH) ....................................     2,773       384
   L'Oreal SA * (JK) .......................................     6,925       489
   Lafarge SA * (BD) .......................................     2,579       151
   Lagardere SCA (JA) ......................................     3,125       136
   LVMH * (Louis Vuitton Moet
      Hennessy) (BY) .......................................     4,273       212
   Michelin (BU) ...........................................     3,462       135
   Pechiney SA (BF) ........................................     1,779        64
   Pernod Ricard (JG) ......................................     1,045        93
   Peugoet SA (BV) .........................................     5,073       247
   Pinault-Printemps-Redoute SA * (JD) .....................     1,465       111
   Publicis Groupe SA * (JA) ...............................     2,645        71
   Renault * (BV) ..........................................     3,207       170
   Rhone-Poulenc SA * (JO) .................................    12,657       698
   Sagem SA (JW) ...........................................       627        50
   Sanofi-Synthelabo SA * (JO) .............................     7,657       449
   Schneider SA * (BK) .....................................     4,580       216
   Societe BIC SA (BO) .....................................     1,234        48
   Societe Generale - Cl. A * (JP) .........................     5,636       358
   Societe Television Francaise (JA) .......................     4,028       124
   ST Microelectronics * (J0) ..............................    10,712       225
   SUEZ (J5) ...............................................    15,282       244
   Thomson CFS (BH) ........................................     1,747        52
   Thomson Multimedia * (JY) ...............................     2,834        44
   Total Fina SA - Cl. B * (BB) ............................    12,377     1,874
   Unibail SA (JS) .........................................     1,797       133
   Valeo SA (BU) ...........................................     1,489        52
                                                                         -------
                                                                          10,677
Germany - 10.8%
   Adidas-Salomon AG (BY) ..................................     1,570       135
   AIXTRON (J0) ............................................     4,171        21
   Allianz AG * (JR) .......................................     9,630       802
   Altana AG (JO) ..........................................     3,350       212
   BASF AG (BC) ............................................    19,610       839
   Bayer AG * (JL) .........................................    24,430       567
   Bayerische Vereinsbank AG * (JP) ........................    14,272       236
   Beiersdorf AG (JK) ......................................     1,570       210
   DaimlerChrysler AG * (BV) ...............................    32,724     1,144
   Deutsche Bank AG * (JP) .................................    20,700     1,345
   Deutsche Post AG (BP) ...................................    18,195       268
   Deutsche Telekom AG * (J1) ..............................    75,590     1,156
   E.On AG (J3) ............................................    22,198     1,143
   Epcos AG * (JY) .........................................     2,944        38
   Fresenius Medical Care AG (JM) ..........................     2,550       127
   Heidelberg Zement (BD) ..................................     1,175        26
   Infineon Technologies AG * (J0) .........................    12,020       116
   Karstadt AG (JD) ........................................     2,200        47
   Linde AG (BM) ...........................................     3,200       119
   Lufthansa AG (BQ) .......................................     7,580        89
   MAN AG (BM) .............................................     5,550   $    94
   Merck KGAA (JO) .........................................     2,410        70
   Metro AG (JD) ...........................................     5,050       164
   Muenchener Rueckversicherungs-
      Gesellschaft AG * (JR) ...............................     4,360       445
   Preussag AG (BZ) ........................................     6,400        95
   RWE AG (J5) .............................................    14,200       429
   SAP AG * (JV) ...........................................     7,680       907
   Schering AG * (JO) ......................................     8,040       394
   SGL Carbon AG (BF) ......................................     1,190        18
   Siemens AG * (BL) .......................................    29,390     1,444
   Thyssen Krupp AG * (BF) .................................    12,924       149
   Volkswagen AG (BV) ......................................     7,250       307
   WCM Beteiligungs-und Grundbesitz
      AG (JQ) ..............................................     8,076        18
                                                                         -------
                                                                          13,174
Greece - 0.8%
   Alpha Credit Bank (JP) ..................................     7,418       130
   Bank of Piraeus (JP) ....................................     8,434        64
   Commercial Bank of Greece (JP) ..........................     3,706        65
   EFG Eurobank (JP) .......................................     8,088       122
   Hellenic Bottling Co. SA (JG) ...........................     5,160        85
   Hellenic Telecommunication
      Organization SA * (JI) ...............................    14,585       173
   Intracom SA (JW) ........................................     5,252        35
   National Bank of Greece SA (JP) .........................     9,676       163
   Panafon Hellenic Telecom SA (J2) ........................    15,869       106
   Titan Cement Co. SA (BD) ................................     2,217        80
                                                                         -------
                                                                           1,023
Hong Kong - 1.4%
   Beijing Datang Power Generation Co.,
      Ltd. (J3) ............................................   263,000       116
   Cathay Pacific Airways (BQ) .............................    20,000        27
   China Southern Airlines Co. Ltd *
      (BQ) .................................................   207,000        54
   China Telecom, Ltd. * (J2) ..............................   108,000       255
   CLP Holdings, Ltd. (J3) .................................    42,100       183
   Guangshen Railway Co., Ltd. * (BS) ......................   499,000        89
   Hang Seng Bank, Ltd. * (JP) .............................    12,600       133
   Henderson Land Development Co.,
      Ltd. * (JS) ..........................................    22,000        63
   HSBC Holdings plc (JP) ..................................     4,900        58
   Hutchison Whampoa, Ltd. * (BL) ..........................    41,500       253
   Johnson Electric Holdings, Ltd. * (BK) ..................    33,000        41
   Legend Holdings * (JX) ..................................   122,000        41
   Li & Fung, Ltd. * (BO) ..................................    36,000        46
   New World Development Co., Ltd. (JS) ....................    48,000        18
   PCCW, Ltd. (FB) .........................................    31,876        20
   Sun Hung Kai Properties, Ltd. * (JS) ....................    23,000       116
   Swire Pacific, Ltd. - Cl. A * (JQ) ......................    23,500       103

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Hong Kong - Continued
   Wharf Holdings, Ltd. (JQ) ...............................    62,000    $  120
                                                                          ------
                                                                           1,736
Hungary - 0.2%
   Gedeon Richter * (JO) ...................................       900        64
   MOL Magyar Olaj-es Gazipari Rt.
      (BB) .................................................     3,600        79
   OTP Bank (JP) ...........................................    10,900       105
                                                                          ------
                                                                             248
Ireland - 0.7%
   Allied Irish Banks plc * (JP) ...........................    19,300       291
   Bank of Ireland (JP) ....................................    17,060       207
   CRH plc * (BD) ..........................................     9,000       141
   Elan Corp. (JO) .........................................     5,813        30
   Irish Life & Permanent plc (JR) .........................     4,553        49
   Kerry Group plc (JH) ....................................     5,800        90
   Ryanair Holdings (BQ) ...................................     4,845        35
                                                                          ------
                                                                             843
Israel - 0.5%
   Bank Hapoalim (JP) ......................................    43,700        93
   Bezeq Israeli Telecommunication
      Corp., Ltd. (J1) .....................................    23,600        28
   IDB Holding Corp., Ltd. (JQ) ............................     5,100       115
   Koor Industries, Ltd. * (J1) ............................        83         2
   Makteshim-Agan Industries, Ltd. (BC) ....................    26,900        71
   Teva pharmaceutical Industries, Ltd. *
      (JO) .................................................     5,200       302
                                                                          ------
                                                                             611
Italy - 8.2%
   Alitalia SpA (BQ) .......................................   134,316        34
   Alleanza Assicurazioni * (JR) ...........................    19,000       181
   Assicurazioni Generali * (JR) ...........................    45,132     1,048
   Autogrill SpA (BZ) ......................................     5,723        63
   Banca Fideuram (JP) .....................................    15,000        82
   Banca Intesa SpA (JP) ...................................   199,355       623
   Banca Nazionale del Lavoro (JP) .........................    80,913       136
   Banca Popolare di Milano (JP) ...........................    18,100        79
   BCA Di Roma * (JP) ......................................    78,071       138
   Benetton Group SPA * (BY) ...............................     3,095        32
   Bipop-Carire SpA * (JQ) .................................    33,421        18
   Bulgari SpA (BY) ........................................     8,900        50
   Enel SpA * (J3) .........................................   101,566       634
   ENI * (BB) ..............................................   117,900     1,786
   Fiat SpA * (BV) .........................................    13,760        98
   GR Education L Espresso (JA) ............................    11,191        44
   Italcementi SpA (BD) ....................................     4,920        56
   Luxottica Group (JL) ....................................     7,419       101
   Mediaset SpA * (JA) .....................................    27,200       231
   Mediobanca SpA (JP) .....................................    16,500       165
   Mediolanum SpA * (JQ) ...................................     6,789        38
   Mondadori Editore SpA (JA) ..............................    11,800        86
   Monte Paschi Siena (JP) .................................    60,177    $  164
   Parmalat Finanziaria (JH) ...............................    20,352        64
   Pirelli SpA (BK) ........................................    71,100        72
   Riunione Adriatica di Sicorta SpA (JR) ..................    14,799       226
   San Paolo-IMI SpA * (JP) ................................    40,367       376
   Seat Pagine Gialle SpA (JA) .............................   230,528       160
   SNAM Retegas (J4) .......................................    35,397       139
   Telecom Italia Mobile SpA (J2) ..........................   176,770       869
   Telecom Italia SpA (J1) .................................   187,850      1394
   Tiscali SPA (JT) ........................................     6,719        34
   UniCredito Italiano SpA * (JP) ..........................   159,100       759
                                                                          ------
                                                                           9,980
Japan - 25.3%
   77 Bank, Ltd. (JP) ......................................    18,000        82
   Acom Co., Ltd. * (JQ) ...................................     2,300        83
   Advantest (J0) ..........................................     2,000        89
   Aiful Corp. * (JQ) ......................................     1,000        43
   Ajinomoto Co., Inc. (JH) ................................    17,000       163
   Alps Electric Co. (JY) ..................................     6,000        77
   Amada Co., Ltd (BM) .....................................    11,000        35
   Asahi Breweries, Ltd. (JG) ..............................    13,000        79
   Asahi Chemical Industry Co., Ltd. (BC) ..................    39,000       112
   Asahi Glass Co., Ltd. (BI) ..............................    18,000       112
   Bank of Yokohama, Ltd. * (JP) ...........................    44,000       144
   Benesse Corp. (BO) ......................................     2,600        45
   Bridgestone Corp. (BU) ..................................    16,000       218
   Canon, Inc. * (JZ) ......................................    21,000       965
   Casio Computer Co. (BW) .................................     9,000        58
   Central Japan Railway Co. (BS) ..........................        27       194
   Chugai Pharmaceutical Co., Ltd. * (JO) ..................     7,600        87
   Citizen Watch Co., Ltd. (JY) ............................    10,000        54
   Credit Saison Co., Ltd. (JQ) ............................     3,600        59
   CSK Corp. * (JU) ........................................     2,100        57
   Dai-Ichi Pharmaceutical Co., Ltd. *
      (JO) .................................................     7,000        91
   Dai-Nippon Ink & Chemicals, Inc.
      (BC) .................................................    24,000        49
   Dai-Nippon Printng Co., Ltd. (BO) .......................    19,000       201
   Daicel Chemical Industries, Ltd. (BC) ...................    10,000        32
   Daiei, Inc. (JD) ........................................     4,500         5
   Daikin Industries, Ltd. (BM) ............................     5,000        92
   Dainippon Screen Manufacturing Co.,
      Ltd. (JY) ............................................     7,000        34
   Daito Trust Construction Co., Ltd. (BJ) .................     4,000        84
   Daiwa Bank Holdings (JP) ................................   119,000        82
   Daiwa House Industry Co., Ltd. * (BW) ...................    17,000       117
   Daiwa Securities Group, Inc. (JQ) .......................    28,000       161
   Denki Kagaku Kogyo (BC) .................................    22,000        61
   Denso Corp. (BU) ........................................    17,700       281
   East Japan Railway Co. (BS) .............................       100       446

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Japan - Continued
   Ebara Corp. (BM).........................................     9,000      $ 32
   Eisai Co. Ltd. * (JO)....................................     7,000       144
   Fanuc, Ltd. * (BM).......................................     3,000       149
   Fuji Photo Film * (BX)...................................    11,000       318
   Fuji Soft ABC, Inc. (JV).................................     1,000        18
   Fuji Television Network, Inc. (JA).......................         9        32
   Fujikura (BK)............................................    11,000        36
   Fujisawa Pharmeceutical Co., Ltd. * (JO).................     7,000       131
   Fujitsu, Ltd. * (JX).....................................    46,000       189
   Furukawa Electric Co. (BK)...............................    16,000        52
   Hirose Electric Co., Ltd. * (JY).........................     1,100        91
   Hitachi, Ltd. (JY).......................................    78,000       331
   Honda Motor Co. * (BV)...................................    18,600       706
   Hoya Corp. * (JY)........................................     3,000       207
   Isetan Co., Ltd. (JD)....................................     7,000        47
   Ishikawajima-Harima Heavy Industries Co., Ltd. (BM)......    28,000        32
   Ito-Yokado Co., Ltd. * (JD)..............................     9,000       216
   Itochu Corp. (BN)........................................    34,000        86
   Japan Airlines (BQ)......................................    19,000        42
   Japan Tobacco, Inc. (JI).................................        21       114
   JFE Holdings, Inc. * (BF)................................    13,900       209
   JGC Corp. (BJ)...........................................     5,000        34
   Joyo Bank, Ltd. (JP).....................................    29,000        81
   Jusco Co., Ltd. * (JD)...................................     6,000       138
   Kajima Corp. (BJ)........................................    25,000        59
   Kamigumi Co., Ltd. (BR)..................................    12,000        60
   Kanebo (JK)..............................................    29,000        34
   Kaneka Corp. (BC)........................................     5,000        31
   Kansai Electric Power Co., Inc. (J3).....................    18,400       291
   KAO Corp. (JJ)...........................................    16,000       298
   Kawasaki Heavy Industry, Ltd. (BM).......................    37,000        38
   Kawasaki Kisen (BR)......................................    23,000        56
   Keihin Electric Express Railway Co., Ltd. (BS)...........    17,000        83
   Keyence Corp. (JY).......................................       900       165
   Kinden Corp. (BK)........................................    12,000        40
   Kinki Nippon Railway (BS)................................    74,000       193
   Kirin Brewery Co. * (JG).................................    21,000       148
   Kokuyo Co. (BO)..........................................     6,000        57
   Komatsu, Ltd. (BM).......................................    28,000       107
   Komori Corp. (BM)........................................     3,000        31
   Konami Co., Ltd. (JV)....................................     3,000        54
   Konica Corp. (BX)........................................    11,000       125
   Kubota Corp. * (BM)......................................    36,000        98
   Kuraray Co., Ltd. (BC)...................................    10,000        66
   Kurita Water Industries, Ltd. (BJ).......................     3,000        33
   Kyocera Corp. * (JY).....................................     4,100       235
   Kyowa Hakko Kogyo Co., Ltd. (JO).........................     9,000        49
   Makita Corp. * (BW)......................................     8,000        65
   Marui Co., Ltd. * (JD)...................................    10,000        89
   Matsushita Electric Industrial Co. * (BW)................    60,000       595
   Meitic Corp. (JU)........................................     4,100      $125
   Millea Holdings, Inc. * (JR).............................        37       283
   Mitsubishi Chemical Corp. (BC) ..........................    43,000        88
   Mitsubishi Corp. (BN)....................................    29,000       202
   Mitsubishi Electric Corp. (BK)...........................    43,000       140
   Mitsubishi Estate Co., Ltd. * (JS).......................    26,000       176
   Mitsubishi Heavy Industries, Ltd. * (BM).................    74,000       192
   Mitsubishi Logistcs Corp. (BR)...........................     7,000        42
   Mitsubishi Materials Corp. (BF)..........................    36,000        46
   Mitsubishi Rayon Co., Ltd. (BC)..........................    23,000        61
   Mitsubishi Tokyo Finance (JP)............................       106       480
   Mitsui & Co., Ltd. (BN)..................................    36,000       181
   Mitsui Fudosan Co., Ltd. * (JS)..........................    31,000       198
   Mitsui Marine & Fire Insurance Co., Ltd. * (JR)..........    34,000       158
   Mitsui Mining & Smelting Co., Ltd. (BF)..................    17,000        50
   Mitsui Petrochemical Co. (BC)............................    18,000        83
   Mitsui Trust Holdings (JP)...............................    17,000        37
   Mitsukoshi, Ltd. (JD)....................................    14,000        37
   Mizuho Financial GB * (JQ)...............................       137       108
   Mori Seiki Co., Ltd. (BM)................................     5,000        29
   Murata Manufacturing Co., Ltd. * (JY)....................     5,900       232
   NAMCO, Ltd. (BZ).........................................     2,600        42
   NEC Corp. * (JX).........................................    34,000       170
   NGK Insulators (BM)......................................    11,000        61
   NGK Spark Plug Co. (BU)..................................     7,000        49
   Nidec Corp. * (JY).......................................       900        60
   Nikko Securities Co., Ltd. * (JQ)........................    43,000       173
   Nikon Corp. (J0).........................................     8,000        66
   Nintendo Corp., Ltd. * (BW)..............................     2,600       189
   Nippon Comsys Corp. (BJ).................................     5,000        26
   Nippon Express Co., Ltd. (BS)............................    22,000        86
   Nippon Mining & Holding * (BF)...........................    13,000        28
   Nippon Mitsubishi Oil Co., Ltd. (BB).....................    36,000       157
   Nippon Sheet Glass Co., Ltd. (BI)........................    11,000        33
   Nippon Steel Co. (BF)....................................   133,000       183
   Nippon Telegraph & Telephone Corp. * (J1)................       135       531
   Nippon Unipac Holding, Co. (BG)..........................        27       106
   Nippon Yusen Kabushiki Kaisha (BR).......................    50,000       195
   Nissan Motor Acceptance Corp. (BV).......................    68,000       651
   Nitto Denko Corp. * (BK).................................     4,000       131
   Nomura Securities Co., Ltd. * (JQ).......................    52,000       661
   NSK, Ltd. (BM)...........................................    13,000        41
   NTN Corp. (BM)...........................................    21,000        78
   NTT Data Corp. (JU)......................................        33       102
   NTT Mobile Communications
      Network, Inc. * (J2)..................................       449       974
   Obayashi Corp. (BJ)......................................    16,000        49
   Oji Paper Co. (BG).......................................    17,000        74
   Olympus Optical Co. * (JL)...............................     6,000       124
   Omron Corp. (JY).........................................    10,000       169

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Japan - Continued
   Onward Kashiyama Co., Ltd. (BY)..........................     7,000   $    57
   Oracle Corp. (JV)........................................     1,000        36
   Oriental Land Co., Ltd. (BZ).............................     2,000        88
   Orix Corp. * (JQ)........................................     2,100       116
   Osaka Gas Co. (J4).......................................    58,000       144
   Pioneer Corp. * (BW).....................................     5,000       113
   Promise Co., Ltd. * (JQ).................................     2,600        97
   Ricoh Co., Ltd. (JZ).....................................    20,000       327
   Rohm Co., Ltd. * (J0)....................................     2,800       306
   Sankyo Co., Ltd. * (JO)..................................    11,000       132
   Sanrio Co., Ltd. (BW)....................................     3,000        19
   Sanyo Electric Co. * (BW)................................    42,000       144
   Secom Co. * (BO).........................................     7,000       206
   Sega Enterprises (BW)....................................     2,900        21
   Sekisui Chemical Co. (BW)................................    15,000        51
   Sekisui House, Ltd. * (BW)...............................    13,000        99
   Seven-Eleven Japan * (JF)................................    12,000       299
   Sharp Corp. (BW).........................................    23,000       296
   Shimamura Co., Ltd. * (JE)...............................       800        44
   Shimano, Inc. (BX).......................................     2,000        32
   Shimizu Corp. (BJ).......................................    19,000        53
   Shin-Etsu Chemical Co. * (BC)............................     9,000       308
   Shionogi & Co., Ltd. * (JO)..............................     8,000       109
   Shiseido Co., Ltd. * (JK)................................     8,000        78
   Shizuoka Bank, Ltd. (JP).................................    19,000       128
   Showa Denko (BC).........................................    23,000        40
   Showa Shell Sekiyu KK (BB)...............................     5,000        36
   Skylark Co., Ltd. (BZ)...................................     3,000        36
   SMC Corp. * (BM).........................................     1,400       118
   Softbank Corp. (JT)......................................     5,200        99
   Sony Corp. * (JY)........................................    23,000       649
   Sumitomo Chemical Co. (BC)...............................    26,000        82
   Sumitomo Corp. * (BO)....................................    20,000        92
   Sumitomo Electric Industries (BK)........................    15,000       110
   Sumitomo Heavy Industry (BM).............................    23,000        34
   Sumitomo Metal Industries (BF)...........................   102,000        71
   Sumitomo Metal Mining Co. (BF)...........................    17,000        65
   Sumitomo Mitsui GR (JP)..................................       115       251
   Sumitomo Osaka Cement (BD)...............................     5,000        10
   Sumitomo Trust & Banking (JQ)............................    23,000        80
   Taiheiyo Cement (BD).....................................    17,000        29
   Taisho Pharmaceutical Co., Ltd. * (JO)...................     5,000        72
   Taiyo Yuden Co., Ltd. * (JY).............................     4,000        39
   Takara Shuzo Co., Ltd. (JG)..............................     4,000        22
   Takashimaya Co. (JD).....................................     9,000        45
   Takeda Chemical Industries * (BC)........................    21,300       787
   Takefuji Corp. * (JQ)....................................     2,020       105
   TDK Corp. * (JY).........................................     3,600       178
   Teijin, Ltd. (BC)........................................    25,000        63
   Teikoku Oil Co., Ltd. (BB)...............................    15,000        49
   Terumo Corp. * (JL)......................................     5,200        87
   The Bank of Fukuoka, Ltd. (JP)...........................    20,000        77
   TIS, Inc. (JU)...........................................     1,000        19
   Tobu Railway Co., Ltd. (BS) .............................    36,000       102
   Toda Corp. (BJ) .........................................    13,000   $    28
   Toho Co., Ltd. (JA) .....................................    11,900       105
   Tohoku Electric Power (J3) ..............................    13,300       197
   Tokyo Electric Power (J3) ...............................    33,400       640
   Tokyo Electron, Ltd. * (J0) .............................     3,800       180
   Tokyo Gas Co. (J4) ......................................    72,000       207
   Tokyu Corp. * (BS) ......................................    26,000        84
   Toppan Printing Co. * (JA) ..............................    16,000       115
   Toray Industries, Inc. * (BC) ...........................    33,000        77
   Toshiba Corp. * (JX) ....................................    70,000       241
   Tostem Corp. (BI) .......................................     8,000       115
   Toto, Ltd. (BI) .........................................    13,000        77
   Toyo Seikan Kaisha, Ltd. (BE) ...........................     8,000        75
   Toyota Motor Corp. * (BV) ...............................    63,200     1,640
   Trend Micro, Inc. (JV) ..................................     2,000        31
   Ube Industries (BL) .....................................    21,000        31
   UFJ Holdings, Inc. (JP) .................................        80       118
   Uni-Charm Corp. (JJ) ....................................     1,400        61
   UNY Co., Ltd. (JD) ......................................     7,000        60
   Wacoal Corp. * (BY) .....................................     8,000        62
   World Co., Ltd. (BY) ....................................     1,400        27
   Yamaha Corp. (BX) .......................................     6,000        82
   Yamanouchi Pharmaceutical Co., Ltd. * (JO) ..............     9,000       235
   Yamato Transport Co., Ltd. (BP) .........................    12,000       133
   Yasuda F & M Insurance (JR) .............................    19,000       104
   Yokogawa Electric (JY) ..................................     8,000        62
                                                                         -------
                                                                          30,721
Malaysia - 0.6%
   Berjaya Sports Toto Berhad (BZ) .........................    39,000        38
   Commerce Asset Holdings * (JP) ..........................    44,000        40
   Gamuda Berhad (BJ) ......................................    22,000        36
   IJM Corporation Berhad (BJ) .............................    19,000        17
   IJM Plantations (BO) ....................................     7,600         7
   Malayan Banking Berhad * (JP) ...........................    66,000       149
   Malaysia International Shipping Berhad (BR) .............    27,000        54
   Public Bank Berhad (JP) .................................    73,000        58
   Resorts World Berhad * (BZ) .............................    21,000        54
   Sime Darby Berhad * (BL) ................................    68,000        91
   Telekom Malaysia Berhad (J1) ............................    40,000        83
   Tenaga Nasional Berhad (J3) .............................    28,000        66
   YTL Corp., Berhad (J3) ..................................    76,460        81
                                                                         -------
                                                                             774
Mexico - 0.9%
   America Movil SA de CV - Ser L * (J2) ...................   162,000       152
   Cemex SA de CV * (BD) ...................................    24,000       107
   Cifra SA de CV - Ser. V * (JD) ..........................    30,000        89
   Fomento Economico Mexicano SA de CV * (JG) ..............    20,000        82
   GF BBVA Bancomer - Ser. B (JP) ..........................    70,000        59

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Mexico - Continued
   Grupo Carso SA de CV - Ser. A1 * (BL) ...................    16,000    $   48
   Grupo Modelo SA de CV - Ser. C * (JG) ...................    34,000        77
   Grupo Televisa SA * (JA) ................................    54,000        93
   Kimberly-Clark de Mexico SA de CV * (BG) ................    22,000        59
   Nuevo Grupo Mexico (BF) .................................    18,000        28
   Telephonos de Mexico SA - Ser. L (J1) ...................   159,000       250
   U.S. Commercial Corp. - Ser. B1 (BL) ....................    16,000         7
                                                                          ------
                                                                           1,051
Netherlands - 2.3%
   ABN Amro Holding NV * (JP) ..............................    12,500       239
   Aegon NV * (JR) .........................................     9,736        98
   Akzo Nobel NV * (BC) ....................................     5,304       141
   ASM Lithography Holding NV (J0) .........................     5,100        48
   Elsevier NV * (JA) ......................................     9,300       110
   Heineken NV * (JG) ......................................     2,968       105
   ING Groep NV (JQ) .......................................    17,000       296
   Koninklije KPN NV * (JY) ................................    15,738       112
   Koninklijke * (Royal) Philips
      Electronics NV (JY) ..................................    12,056       230
   Royal Dutch Petroleum Co. * (BB) ........................    19,978       929
   TNT Post Group NV (BP) ..................................     5,610        97
   Unilever NV * (JH) ......................................     5,319       286
   Wolters Kluwer NV * (JA) ................................     4,000        48
                                                                          ------
                                                                           2,739
New Zealand - 0.7%
   Carter Holt Harvey, Ltd. (BG) ...........................    37,800        40
   Contact Energy Limited (J3) .............................    40,900       121
   Fisher & Paykel AP (BW) .................................     7,249        58
   Fisher & Paykel Industries, Inc. (JL) ...................     8,443        61
   Fletcher Building (BD) ..................................    31,200        67
   Telecom Corp. of New Zealand, Ltd. (J1) .................   118,600       365
   The Warehouse Group, Ltd. (JD) ..........................    29,000        88
                                                                          ------
                                                                             800
Norway - 1.0%
   Aker Kvaerner - Notes (BO) ..............................       380         5
   Den Norske Bank (JP) ....................................    18,760        93
   Elkem ASA (BF) ..........................................       700        15
   Merkantildata ASA (JU) ..................................     9,800         5
   Norsk Hydro ASA (BL) ....................................     7,740       381
   Norske Skogindustrier ASA - Cl. A * (BG) ................     5,100        76
   Opticom AS (JX) .........................................       160         2
   Orkla ASA * (JH) ........................................    12,720       220
   Smedvig ASA * (BA) ......................................     8,200        48
   Statoil ASA * (BB) ......................................    24,620       210
   Storebrand ASA (JR) .....................................    16,140        65
   Tandberg ASA (BJ) .......................................     3,920        20
   Telenor AS * (J1) .......................................    22,160    $   92
   Tomra Systems ASA (BM) ..................................    10,000        43
                                                                          ------
                                                                           1,275
Philippines - 0.1%
   Ayala Land, Inc. * (JS) .................................   410,460        46
   Metro Bank & Trust (JP) .................................    65,450        37
   Philippine Long Distance Telephone Co. * (J1) ...........     3,200        34
   SM Prime Holdings, Inc. (JS) ............................    48,000         5
                                                                          ------
                                                                             122
Portugal - 0.8%
   Banco Comercial Portgues SA (JP) ........................    62,300       110
   BPI-SGPS SA (JQ) ........................................    33,590        95
   Brisa-Auto Estradas de Portugal SA (BT) .................    30,562       172
   Electricidade de Portugal SA (J3) .......................    93,600       200
   Part Multimedia SGPS (JA) ...............................     4,439        78
   Portugal Telecom SA * (J1) ..............................    36,700       264
   Sonae SGPS SA (BL) ......................................    87,600        49
                                                                          ------
                                                                             968
Singapore - 0.5%
   Chartered Semiconductor
      Manufacturing (J0) ...................................    12,000         6
   City Developments, Ltd. (JS) ............................    15,000        38
   Cycle & Carriage, Ltd. (JE) .............................     8,766        25
   DBS Group Holdings, Ltd. * (JP) .........................    17,000        99
   Haw Par Value Corp. , Ltd. (BL) .........................    26,876        66
   Neptune Orient Lines, Ltd. (BR) .........................    14,000        12
   Oversea-Chinese Banking Corp., Ltd. (JP) ................    16,000        91
   Singapore Telecommunications, Ltd. * (J1) ...............   101,000        87
   United Overseas Bank, Ltd. * (JP) .......................    21,448       151
                                                                          ------
                                                                             575
South Africa - 1.3%
   Anglo American Platinum Corp., Ltd. (BF) ................     1,200        38
   Anglo American plc * (BF) ...............................    30,000       465
   Anglogold * (BF) ........................................     3,100        98
   Barlow, Ltd. * (BL) .....................................     7,400        53
   Dimension Data Holdings plc (JU) ........................    79,483        28
   FirstRand, Ltd. (JP) ....................................    94,300        96
   Foschini, Ltd. (JE) .....................................    37,100        73
   Gold Fields Mining * (BF) ...............................     9,600       115
   Impala Platinum Holdings, Ltd. (BF) .....................     1,000        60
   Imperial Holdings, Ltd. (JE) ............................    10,091        72
   Investec Ltd. (JQ) ......................................     3,051        40
   Liberty Life Association of Africa, Ltd. (JR) ...........    10,300        70
   M-Cell, Ltd. (J2) .......................................     8,400        18

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

South Africa - Continued
   Nampak, Ltd. (BE) .......................................    25,500    $   41
   Nedcor, Ltd. * (JP) .....................................     4,300        51
   Sappi, Ltd. * (BG) ......................................     5,700        69
   Sasol, Ltd. * (BB) ......................................    11,800       132
   South African Breweries plc (JG) ........................     6,000        41
   Standard Bank Investment Corp., Ltd.
      (JP) .................................................    18,000        79
                                                                          ------
                                                                           1,639
South Korea - 1.8%
   Hyundai Motor Co., Ltd. (BV) ............................     3,560        94
   KIA Motors Corp. (BV) ...................................     3,310        24
   Kookmin Bank * (JP) .....................................     6,399       193
   Korea Electric Power Corp. * (J3) .......................     7,430       117
   Korea Telecom Corp. (J1) ................................     1,040        41
   Korea Telecom Freetel (J1) ..............................     2,980        62
   LG Chemical (BC) ........................................     2,035        82
   LG Electronics, Inc. (JY) ...............................     1,931        80
   LG Investment & Securities Co., Ltd. *
      (JQ) .................................................     2,460        28
   Pohang Iron & Steel Co., Ltd. (BF) ......................     2,670       277
   Samsung Corp. (JY) ......................................     6,120        37
   Samsung Display Devices Co. (JY) ........................     1,000        76
   Samsung Electro-Mechanics Co. (JY) ......................     1,460        48
   Samsung Electronics * (JY) ..............................     2,570       764
   Samsung Fire & Marine Insurance (JR) ....................       942        46
   Samsung Securities Co., Ltd. (JQ) .......................     2,470        60
   Shinhan Financial (JP) ..................................     6,930        72
   SK Telecom Co., Ltd. * (J2) .............................       820       140
                                                                          ------
                                                                           2,241
Spain - 4.8%
   ACS, Actividades de Construccion y
      Servicios, SA (BJ) ...................................     2,419       103
   Amadeus Global Travel - Ser. A (BO) .....................     5,240        30
   Autopistas Concesionaria Espanola SA
      (BT) .................................................     9,403       132
   Banco Bilbao Vizcaya SA * (JP) ..........................    80,066       843
   Banco Santander Central Hispano SA *
      (JP) .................................................   111,900       982
   Endesa SA * (J3) ........................................    27,100       454
   Fomento de Construcciones y Contratas
      SA (BJ) ..............................................     1,400        39
   Gas Natural SDG SA * (J4) ...............................     6,400       129
   Grupo Dragados SA (BJ) ..................................     3,730        75
   Iberdrola SA (J3) .......................................    23,500       408
   Inditex (JE) ............................................     6,292       159
   Repsol SA * (BB) ........................................    29,700       482
   Sol Melia SA (BZ) .......................................     5,700        30
   Tabacalera SA - Cl. A (JI) ..............................    10,614       273
   Telefonica SA * (J1) ....................................   125,479     1,459
   Terra Networks SA (JT) ..................................     9,309        56
   Union Electrica Fenosa SA (J3) ..........................     4,900        83
   Vallehermoso SA (JS) ....................................    11,400    $  127
                                                                          ------
                                                                           5,864
Sweden - 1.5%
   Drott AB (JS) ...........................................     5,400        68
   Electrolux AB - Ser. B * (BW) ...........................     4,900        97
   Hennes & Mauritz AB * (JE) ..............................     7,500       173
   NetCom Systems, Inc. - Cl. B (J1) .......................     1,732        64
   Nordic Baltic Holding AB (JP) ...........................    34,928       169
   Sandvik AB (BM) .........................................     4,350       114
   Securitas AB * (BO) .....................................    11,000       113
   Skand Enskilda Banken - Cl. A (JP) ......................    10,200       104
   Skandia Forsakrings AB (JR) .............................    13,900        37
   Skanska AB - Ser. B (BJ) ................................    11,000        63
   Svenska Cellulosa AB - Cl. B (BG) .......................     3,100       106
   Svenska Handelsbanken, Inc. (JP) ........................     9,300       152
   Telefonaktiebolaget LM Ericsson AB
      (JW) .................................................   246,500       265
   Telia AB (J1) ...........................................    30,044       125
   Volvo AB * (BM) .........................................     5,750       126
                                                                          ------
                                                                           1,776
Switzerland - 1.6%
   Adecco SA * (BO) ........................................       600        25
   Credit Suisse Group * (JP) ..............................     6,280       166
   Nestle SA * (JH) ........................................     1,700       352
   Novartis AG (JO) ........................................    11,270       447
   Roche Holdings AG * (JO) ................................     2,912       246
   Swiss Reinsurance Co. * (JR) ............................     1,840       102
   Swisscom AG * (J1) ......................................       210        60
   Syngenta AG (BC) ........................................     2,037       102
   UBS AG * (JP) ...........................................     5,928       330
   Zurich Finance (JR) .....................................       537        64
                                                                          ------
                                                                           1,894
Taiwan - 1.1%
   Acer Communicaton (J1) ..................................    22,800        26
   Acer, Inc. (JX) .........................................    40,754        51
   Advanced Semiconductor Engineering,
      Inc. (J0) ............................................    59,000        35
   Arima Computer (JX) .....................................    49,500        18
   Asustek Computer * (JX) .................................    18,000        46
   AU Optronics Corp. (JY) .................................    53,000        37
   China Dev Fin Holding (JP) ..............................   137,342        52
   China Trust Finance (JP) ................................    72,000        58
   CMC Magnetics Corp. (JX) ................................    51,600        38
   Compal Electronics, Inc. * (JX) .........................    38,400        51
   Formosa Chemical & Fibre (BC) ...........................    29,680        33
   Formosa Plastic * (BC) ..................................    49,960        70
   Hon Hai Precision Insustry Co., Ltd. -
      Cl. G * (JY) .........................................    17,250        63
   Kinpo Electronics (JZ) ..................................    69,608        34
   Lite on Technology (JX) .................................    41,428        44

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                         Shares      Value
---------------------------------------------------------   ----------   -------
                                                                         (000's)
COMMON STOCK - Continued

Taiwan - Continued
   Macronix International Co., Ltd. (JX) ................       59,400   $    13
   Micro Star International (JX) ........................        8,000        17
   Nan Ya Plastic Corp. (BC) ............................       79,080        86
   Quanta Computer, Inc. (JX) ...........................       14,950        31
   Realtek Semiconductor Corp. * (J0) ...................        9,100        19
   Ritek Corp. (JX) .....................................       45,000        33
   Siliconware Precision (J0) ...........................       44,000        28
   Taiwan Semiconductor * (J0) ..........................      161,000       265
   Tatung (BL) ..........................................      100,000        18
   United Microelectronics Corp. * (J0) .................      256,250       165
   Via Technologies Inc. * (JX) .........................       13,420        18
   Winbond Electronic (JY) ..............................       69,000        34
                                                                         -------
                                                                           1,383
Thailand - 0.3%
   Advanced Information Services (J2) ...................       65,700        95
   PTT Exploration & Production Public
      Co., Ltd. (BB) ....................................       22,200        82
   Siam Cement Co. * (BD) ...............................       31,600       126
                                                                         -------
                                                                             303
Turkey - 0.1%
   Arcelik AS (BW) ......................................    6,490,550        23
   Turkiye Is Bankasi - Cl. C * (JP) ....................   39,895,592       126
                                                                         -------
                                                                             149
United Kingdom - 9.5%
   Amvescap plc * (JQ) ..................................        6,400        44
   AstraZeneca Group plc * (JO) .........................       13,139       528
   Barclays (JP) ........................................       50,100       373
   Barratt Developments plc (BW) ........................        1,400        10
   BG Group plc * (BB) ..................................       33,066       147
   Billiton plc (BF) ....................................       16,250        86
   BOC Group plc * (BC) .................................        6,300        81
   Boots Group (JF) .....................................       15,100       162
   BP Amoco plc (BB) ....................................      168,500     1,170
   Brambles Industries * (BO) ...........................        7,600        21
   British Aerospace plc (BH) ...........................       24,663        58
   British Airport Authority plc (BT) ...................       11,700        95
   British American Tobacco plc * (JI) ..................       13,800       157
   British Land Co. plc (JS) ............................        9,000        71
   British Sky Broadcast plc (JA) .......................       12,100       134
   BT Group (J1) ........................................       64,100       216
   Cadbury Schweppes plc * (JH) .........................       17,900       106
   Canary Wharf Group (JS) ..............................        8,900        38
   Carlton Communications plc * (JA) ....................       13,900        35
   Carnival plc (BZ) ....................................          390        12
   Centrica plc (J4) ....................................       37,600       109
   CGU plc (JR) .........................................       12,400        86
   Compass Group plc * (BZ) .............................       24,722       134
   Diageo plc * (JG) ....................................       24,600       263
   Dixons Group plc (JE) ................................       23,200        51
   EMI Group plc (JA) ...................................        9,000        18
   GKN * (BU) ...........................................        7,600        28

United Kingdom - Continued
   GlaxoSmithKline plc * (JO) ...........................       47,592   $   962
   Granada Compass plc * (JA) ...........................       25,122        38
   Hanson plc * (BD) ....................................        8,990        50
   Hays plc * (BO) ......................................       14,400        23
   HBOS * (JP) ..........................................       27,100       351
   Hilton Group plc * (BZ) ..............................       27,700        84
   HSBC Holdings plc (JP) ...............................       76,400       904
   Imperial Chemical Industries plc *
      (BC) ..............................................        7,100        14
   Intercontinental Hampshire (JQ) ......................        8,474        60
   J Sainsbury plc * (JF) ...............................       18,100        76
   Kingfisher plc * (JE) ................................       26,054       119
   Land Securities SGP (JQ) .............................        7,350        95
   Legal & General Group plc (JR) .......................       58,600        81
   Lloyds TSB Group plc (JP) ............................       42,300       301
   Marks & Spencer * (JD) ...............................       17,566        92
   Mitchells & Butler (JN) ..............................        8,474        33
   National Grid Group * (JY) ...........................       26,812       182
   National Power plc (J3) ..............................       14,200        30
   Nycomed Amersham plc (JL) ............................        5,700        43
   Pearson plc * (JA) ...................................        8,100        76
   Peninsular & Oriental Steam
      Navigation Co. (BR) ...............................        6,800        26
   Prudential Corp. (JR) ................................       19,300       117
   Rank Group plc * (BZ) ................................       25,300       104
   Reed International plc (JA) ..........................       17,100       143
   Rentokil Initial plc (BO) ............................       26,700        84
   Reuters Group plc * (JA) .............................       12,500        36
   Rio Tinto plc * (BF) .................................       10,600       200
   Royal Bank of Scotland Group * (JP)                          21,900       615
   Schroders (JQ) .......................................        3,150        33
   Scottish Power plc * (J3) ............................       17,100       103
   Shell Transport & Trading Co. plc *
      (BB) ..............................................       73,200       484
   Slough Estates Finance plc (JS) ......................        8,000        45
   Tesco plc * (JF) .....................................       55,900       203
   The Great Universal Stores plc (JC) ..................        8,700        98
   The Sage Group plc (JV) ..............................       15,700        42
   Unilever plc * (JK) ..................................       20,503       163
   United Utilities plc * (J5) ..........................       10,400       101
   Vodafone AirTouch plc (J2) ...........................      520,821     1,020
   WPP Group plc * (JA) .................................        6,800        53
                                                                         -------
                                                                          11,517
United States - 2.1%
   Bajaj Auto, Ltd. - GDR (BV) ..........................        5,900        71
   Banco Bradesco - ADR (JP) ............................        2,918        55
   Banco Itau SA - ADR * (JP) ...........................        3,960       132
   Banco Santander Chile - ADR (JP) .....................        2,900        59
   Brasil Telecom Participacoes SA (J1) .................        2,426        90
   Carnival Corp. (BZ) ..................................          180         6
   Centrais Electricas Brasileirias SA -
      ADR Cl. B * (J3) ..................................       12,874        50

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
                       Name of Issuer                         Shares    Value
----------------------------------------------------------   -------   --------
                                                                        (000's)
COMMON STOCK - Continued

United States - Continued
   Check Point Software Technologies,
      Ltd. * (JT) ........................................     4,200   $     82
   Companhia De Bebidas ADR (JG) .........................     6,850        139
   Companhia Energetica de Minas Gerias -
      ADR (J3) ...........................................     7,701         71
   Companhia Vale do Rio Doce - ADR
      (BF) ...............................................     3,700        101
   Compania Cervecerias Unidas SA -
      ADR * (JG) .........................................       900         14
   Compania de Telecomunicaciones de
      Chile SA * (J1) ....................................     2,500         29
   EIH, Ltd. - GDR (BZ) ..................................     6,700         25
   Embotelladora Andina SA - ADR *
      (JG) ...............................................     6,100         47
   Empresa Nacional de Electricidad SA -
      ADR * (J3) .........................................    10,100         91
   Enersis SA - ADR * (J3) ...............................     3,700         16
   Grasim Industries, Ltd. - GDR (BL) ....................     7,100         77
   Great Eastern Shipping Co. - GDR
      (BL) ...............................................     9,020         49
   Hindalco Industries, Ltd. - GDR (BF) ..................     4,900         79
   Huaneng Power International, Inc. -
      ADR * (J3) .........................................       400         19
   ITC, Ltd. - GDR (JI) ..................................     5,900        102
   Lukoil Holding - ADR * (BB) ...........................     2,700        213
   Mahindra & Mahindra, Ltd. * (BL) ......................    16,500         52
   Petroleo Brasileiro SA * (BB) .........................     5,500        107
   Petroleo Brasileiro SA ADR - (BB) .....................     6,800        121
   Ranbaxy Laboratories, Ltd. - GDR (JO) .................     6,560        125
   Reliance Industries, Ltd. - GDR (BC) ..................    11,000        154
   Surgutneftegaz - ADR (BB) .............................     4,800        100
   Tatneft - ADR (BB) ....................................     2,400         46
   Unified Energy Systems Russia - ADR
      (J3) ...............................................     6,700        179
                                                                       --------
                                                                          2,501
                                                                       --------
                                       TOTAL COMMON STOCK-      96.2%   117,010

PREFERRED STOCK

Australia - 0.2%
   News Corp., Ltd. (JA) .................................       276        193

Germany - 0.4%
   Henkel KGAA (BC) ......................................       165        155
   Porsche AG (BV) .......................................       143        127
   Prosiebebensati Medi (JA) .............................        37         27
   Volkswagen AG (BV) ....................................       246        151
   Wella AG (JK) .........................................        61         73
                                                                       --------
                                                                            726

South Korea - 0.1%
   Samsung Electronics (JY) ..............................        79   $     79
                                                              ------   --------
                                    TOTAL PREFERRED STOCK-       0.7%       805

WARRANTS

Mexico - 0.0%
   Cemex SA (BI)
   expires 12/21/04 (Cost $1) ............................     2,000          1
                                                                       --------
                                           TOTAL WARRANTS-       0.0%         1

RIGHTS

France - 0.0%
   LaFarge(BI)
   expires 07/02/03 (Cost $0) ............................     2,579          7

Thailand - 0.0%
   TelecomAsia (J1)
   expires 04/03/08 (Cost $0) ............................    35,747          0
                                                                       --------
                                             TOTAL RIGHTS-       0.0%         7

                                                               Par
                                                              Value
                                                             -------
                                                             (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 22.3%
   State Street Navigator Securities
      Lending Portfolio ..................................   $27,069     27,069

SHORT-TERM INVESTMENTS

   Investment in joint trading account
      (Note B) - 2.6%
      1.181% due 07/01/03 ................................     3,125      3,125
   U.S. Treasury - Bills - 0.3%
      1.03% due 09/04/03 .................................       475        474
                                                                       --------

                                          TOTAL SHORT-TERM
                                              INVESTMENTS-       2.9%     3,599
                                                             -------   --------
                                        TOTAL INVESTMENTS-     122.1%   148,491
                      Payables, less cash and receivables-     (22.1)%  (26,862)
                                                             -------   --------
                                               NET ASSETS-     100.0%  $121,629
                                                             =======   ========

* Non-income producing security.

ADR-American Depository Receipt.
GDR-Global Depository Receipt.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                                        % of
                                             Industry      Market     Long-Term
                Industry                   Abbreviation    Value     Investments
----------------------------------------   ------------   --------   -----------
                                                           (000s)
Banks ..................................        JP        $ 18,143         15.4%
Oil & Gas ..............................        BB           8,807          7.5%
Diversified Telecommunication
   Services ............................        J1           7,782          6.6%
Pharmaceuticals ........................        JO           5,955          5.1%
Electric Utilities .....................        J3           5,782          4.9%
Automobiles ............................        BV           5,431          4.6%
Insurance ..............................        JR           5,187          4.4%
Electronic Equipment &
   Instruments .........................        JY           4,405          3.7%
Chemicals ..............................        BC           4,392          3.7%
Wireless Telecommunications
   Services ............................        J2           3,729          3.2%
Metals & Mining ........................        BF           3,418          2.9%
Diversified Financials .................        JQ           2,957          2.5%
Industrial Conglomerates ...............        BL           2,667          2.3%
Media ..................................        JA           2,281          1.9%
Household Durables .....................        BW           1,953          1.7%
Food Products ..........................        JH           1,785          1.5%
Food & Drug Retailing ..................        JF           1,780          1.5%
Machinery ..............................        BM           1,720          1.5%
Real Estate Investment Trust ...........        JS           1,646          1.4%
Semiconductor Equipment &
   Products ............................        J0           1,570          1.3%
Beverages ..............................        JG           1,425          1.2%
Office Electronics .....................        JZ           1,327          1.1%
Communications Equipment ...............        JW           1,314          1.1%
Road & Rail ............................        BS           1,276          1.1%
Multiline Retail .......................        JD           1,227          1.0%
Software ...............................        JV           1,182          1.0%
Hotels Restaurants & Leisure ...........        BZ           1,118          1.0%
Commercial Services & Supplies .........        BO           1,107          0.9%
Health Care Equipment &
   Supplies ............................        JL           1,079          0.9%
Personal Products ......................        JK           1,048          0.9%
Computers & Peripherals ................        JX           1,003          0.9%
Construction Materials .................        BD             990          0.8%
Electrical Equipment ...................        BK             909          0.8%
Multi-Utilities ........................        J5             774          0.7%
Paper & Forest Products ................        BG             765          0.7%
Auto Components ........................        BU             763          0.7%
Building Products ......................        BI             729          0.6%
Gas Utilities ..........................        J4             728          0.6%
Construction & Engineering .............        BJ             720          0.6%
Specialty Retail .......................        JE             715          0.6%
Marine .................................        BR             704          0.6%
Tobacco ................................        JI             645          0.5%
Textiles & Apparel .....................        BY             574          0.5%
Leisure Equipment & Products ...........        BX             558          0.5%
Transportation Infrastructure ..........        BT             544          0.5%
Air Freight & Couriers .................        BP             498          0.4%
IT Consulting & Services ...............        JU             472          0.4%
Trading Companies &
   Distributors ........................        BN        $    468          0.4%
Household Products .....................        JJ             359          0.3%
Airlines ...............................        BQ             281          0.2%
Internet Software & Services ...........        JT             272          0.2%
Containers & Packaging .................        BE             216          0.2%
Aerospace & Defense ....................        BH             179          0.2%
Health Care Providers & Services .......        JM             126          0.1%
Internet & Catalog Retail ..............        JC              98          0.1%
Real Estate Development ................        JS              83          0.1%
Distributors ...........................        JB              56          0.0%
Energy Equipment & Services ............        BA              48          0.0%
Biotechnology ..........................        JN              33          0.0%
Finance ................................        FB              20          0.0%
                                                          --------        -----
                                                          $117,823        100.0%
                                                          ========        =====

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                                         Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 1.2%
   Engineered Support Systems, Inc. * ......................    36,000   $ 1,507

Air Freight & Couriers - 1.7%
   Forward Air Corp. * .....................................    36,450       925
   United Technologies Worldwide, Inc. .....................    40,350     1,258
                                                                         -------
                                                                           2,183
Automobiles - 1.0%
   Borg-Warner Automotive, Inc. ............................    20,900     1,346

Banks - 4.7%
   Dime Community Bancshares ...............................    36,900       939
   East West Bancorp, Inc. * ...............................    30,500     1,102
   New North Nova Corp. Pennsylvania * .....................    35,384     1,071
   Southwest Bancorporation of Texas, Inc. * ...............    32,700     1,063
   Texas Regional Bancshares, Inc. .........................    28,480       988
   UCBH Holdings, Inc. .....................................    32,650       937
                                                                         -------
                                                                           6,100
Biotechnology - 5.8%
   Abgenix, Inc. * .........................................    49,250       517
   Biomarin Pharmaceutical, Inc. ...........................    88,450       863
   Charles River Laboratories * ............................    26,493       853
   Ciphergen Biosystems, Inc. * ............................    62,250       638
   General Probe, Inc. * ...................................    19,850       811
   ILEX Oncology, Inc. * ...................................   111,750     2,169
   Neurocrine Biosciences, Inc. * ..........................    28,100     1,403
   Xoma, Ltd. * ............................................    61,450       328
                                                                         -------
                                                                           7,582
Building Products - 0.5%
   Griffon Corp. * .........................................    44,100       706

Chemicals - 0.6%
   Airgas, Inc. * ..........................................    49,450       828

Commercial Services & Supplies - 6.8%
   Corporate Executive Board Co. * .........................    42,600     1,727
   Factset Research Systems, Inc. ..........................    34,400     1,515
   Global Payments, Inc. ...................................    15,900       564
   Kroll, Inc. .............................................    54,150     1,465
   Ligand Pharmaceuticals - Cl. B * ........................    29,100       396
   Stericycle, Inc. * ......................................    30,250     1,164
   Visx, Inc. * ............................................    40,600       704
   Waste Connections, Inc. * ...............................    36,250     1,271
                                                                         -------
                                                                           8,806
Communications Equipment - 4.1%
   Advanced Fibre Communications, Inc. * ...................    54,100       880
   Extreme Networks, Inc. * ................................    46,450       246
   McData Corp. * ..........................................   112,650     1,653
   Remec, Inc. .............................................   129,750       903
   Sonus Networks, Inc. * ..................................   125,500       631
   Tekelec, Inc. * .........................................    93,600     1,058
                                                                         -------
                                                                           5,371
Computers & Peripherals - 2.2%
   Digital River, Inc. * ...................................    67,150   $ 1,296
   ScanSource, Inc. * ......................................    61,000     1,632
                                                                         -------
                                                                           2,928
Diversified Financials - 0.7%
   Affiliated Managers Group, Inc. * .......................    15,750       960

Diversified Telecommunication Services - 4.1%
   Centillium Communications, Inc. * .......................    81,950       812
   Commonwealth Telephone Enterprises,
      Inc. * ...............................................    26,400     1,161
   Crown Castle International Corp. * ......................   164,950     1,282
   Nextel Partners, Inc. - Cl. A * .........................   146,650     1,070
   Tollgrade Communications, Inc. * ........................    28,800       537
   Triton PCS, Inc. - Cl. A * ..............................    87,250       441
                                                                         -------
                                                                           5,303
Electronic Equipment & Instruments - 3.5%
   Caliper Technologies Corp. * ............................   127,050       578
   Imax Corp. * ............................................   119,600     1,076
   Itron, Inc. * ...........................................    49,450     1,066
   Rudolph Technologies, Inc. * ............................    40,600       648
   Trimble Navigation, Ltd. ................................    49,700     1,140
                                                                         -------
                                                                           4,508
Energy Equipment & Services - 1.5%
   Hydril Co. * ............................................    45,000     1,226
   West Hampshire Energy Services, Inc. * ..................    37,250       726
                                                                         -------
                                                                           1,952
Food Products - 2.7%
   American Italian Pasta Co. * ............................    37,650     1,568
   Peets Coffee & Tea, Inc. * ..............................    47,100       823
   Ralcorp Holdings, Inc. * ................................    43,600     1,088
                                                                         -------
                                                                           3,479
Health Care Equipment & Supplies - 2.7%
   Advanced Neuromodulation Systems ........................    17,950       929
   Integra Lifesciences Corp. * ............................    44,350     1,170
   Kyphon, Inc. * ..........................................    30,650       464
   Respironics, Inc. * .....................................    25,350       951
                                                                         -------
                                                                           3,514
Health Care Providers & Services - 3.4%
   Advisory Co. * ..........................................    29,600     1,199
   eResearch Technology, Inc. * ............................    63,900     1,416
   Pharmaceutical Product Development,
      Inc. * ...............................................    32,550       935
   Renal Care Group, Inc. * ................................    26,800       944
                                                                         -------
                                                                           4,494
Hotels Restaurants & Leisure - 3.7%
   Cumulus Media, Inc. - Cl. A * ...........................    57,450     1,087
   Jack in the Box, Inc. * .................................    43,200       963
   Panera Bread Co. - Cl. A * ..............................    19,350       774

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                                         Market
                      Name of Issuer                          Shares     Value
-----------------------------------------------------------   -------   --------
                                                                         (000's)
COMMON STOCK - Continued

Hotels Restaurants & Leisure - Continued
   Rare Hospitality International, Inc. * .................    52,600   $  1,719
   Redeemable Robingourmet Burgers, Inc. ..................    16,700        317
                                                                        --------
                                                                           4,860
Household Durables - 0.6%
   Furniture Brands International, Inc. * .................    32,300        843

Insurance - 2.6%
   Arch Capital Group, Ltd. * .............................    33,000      1,146
   HCC Insurance Holdings, Inc. ...........................    35,450      1,048
   Philadelphia Consolidated Holding Corp. ................    30,250      1,222
                                                                        --------
                                                                           3,416
Internet Software & Services - 2.6%
   Avocent Corp. * ........................................    44,146      1,321
   Digital Insight Corp. * ................................    32,400        617
   WebMethods, Inc. * .....................................   144,950      1,179
   Websense, Inc. * .......................................    16,950        265
                                                                        --------
                                                                           3,382
Leisure Equipment & Products - 0.6%
   Marvel Enterprises, Inc. ...............................    42,900        819

Machinery - 2.7%
   Clarcor, Inc. * ........................................    30,750      1,186
   ESCO Technologies, Inc. * ..............................    28,100      1,236
   Graco, Inc. * ..........................................    32,250      1,032
                                                                        --------
                                                                           3,454
Media - 2.7%
   Charter Communications, Inc. - Cl. A * .................    72,650        288
   Emmis Communications Corp. * ...........................    38,400        881
   Getty Images, Inc. * ...................................    35,800      1,479
   Macrovision Corp. * ....................................    37,550        748
   Tivo, Inc. * ...........................................    12,950        158
                                                                        --------
                                                                           3,554
Metals & Mining - 0.9%
   Maverick Tube Corp. * ..................................    62,350      1,194

Multiline Retail - 1.1%
   Cost Plus, Inc. * ......................................    40,850      1,457

Oil & Gas - 3.9%
   Evergreen Resources, Inc. * ............................    24,500      1,331
   Key Energy Services, Inc. * ............................   108,950      1,168
   Remington Oil & Gas Corp. * ............................    79,150      1,455
   Stone Energy Corp. * ...................................    26,150      1,096
                                                                        --------
                                                                           5,050
Pharmaceuticals - 6.2%
   Amylin Pharmaceuticals, Inc. * .........................    52,750      1,155
   Eon Labs, Inc. * .......................................    26,500        931
   Esperion Therapeutics * ................................    32,400        635
   Impax Laboratories, Inc. * .............................    56,400        676
   Medicinesco ............................................    75,050      1,478
   OSI Pharmaceuticals, Inc. * ............................    29,200        941
   Pharmaceutical Resources, Inc. * .......................    26,350   $  1,282
   Trimeris, Inc. * .......................................    22,800      1,041
                                                                        --------
                                                                           8,139
Real Estate Investment Trust - 0.8%
   PAN Pacific Retail Properties, Inc. ....................    27,500      1,082

Semiconductor Equipment & Products - 6.0%
   Artisan Components, Inc. ...............................    38,250        865
   Atmi, Inc. * ...........................................    38,550        963
   FEI Co. * ..............................................    33,250        624
   LTX Corp. * ............................................   135,350      1,167
   Photronics, Inc. * .....................................    60,650      1,058
   PMC-Sierra, Inc. * .....................................   112,400      1,318
   Semtech Corp. * ........................................    71,700      1,021
   Skyworks Solutions, Inc. ...............................   113,000        765
                                                                        --------
                                                                           7,781
Software - 8.6%
   Autodesk, Inc. * .......................................    68,800      1,112
   Borland Software Corp. * ...............................   109,550      1,070
   Hyperion Solutions Corp. * .............................    59,550      2,010
   Informatica Corp. ......................................   147,450      1,019
   JDA Software Group, Inc. ...............................    57,500        644
   Macromedia, Inc. * .....................................    74,250      1,562
   Progress Software Corp. * ..............................    63,100      1,308
   THQ, Inc. * ............................................    57,500      1,035
   Tradestation Group, Inc. ...............................    34,800        357
   Verint Systems, Inc. * .................................    45,500      1,156
                                                                        --------
                                                                          11,273
Specialty Retail - 5.9%
   AC Moore Arts & Crafts, Inc. * .........................    35,150        704
   AnnTaylor Stores Corp. * ...............................    24,700        715
   Dick's Sporting Goods, Inc. ............................    38,250      1,403
   Hibbett Sporting Goods, Inc. * .........................    27,300        899
   Hollywood Entertainment Corp. * ........................    54,050        930
   Hot Topic, Inc. * ......................................    60,449      1,627
   TBC Corp. * ............................................    36,000        686
   Too, Inc. * ............................................    36,750        744
                                                                        --------
                                                                           7,708
Textiles & Apparel - 1.9%
   Columbia Sportswear Co. * ..............................    25,125      1,292
   Quiksilver, Inc. * .....................................    69,400      1,144
                                                                        --------
                                                                           2,436
Wireless Telecommunications Services - 0.5%
   Western Wireless Corp. - Cl. A * .......................    51,450        593
                                                                        --------
                                        TOTAL COMMON STOCK-      98.5%   128,608

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                               Par      Market
                     Name of Issuer                           Value      Value
----------------------------------------------------------   -------   --------
                                                             (000's)    (000's)
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
SECURITIES - 22.3%
   State Street Navigator Securities Lending
      Portfolio ..........................................   $29,041   $ 29,041

SHORT-TERM INVESTMENTS - 2.0%
   Investment in joint trading account (Note B)
      1.181% due 07/01/03 ................................     2,614      2,614
                                                             -------   --------
                                        TOTAL INVESTMENTS-     122.8%   160,263
                      Payables, less cash and receivables-     (22.8)%  (29,710)
                                                             -------   --------
                                               NET ASSETS-     100.0%  $130,553
                                                             =======   ========

* Non-income producing security.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
-------------------------------------------------------------------------------
HEALTH SCIENCES FUND

                                                                         Market
                      Name of Issuer                           Shares    Value
-----------------------------------------------------------   -------   -------
                                                                        (000's)
COMMON STOCK

Biotechnology - 20.7%
   Abgenix, Inc. *.........................................    26,300   $   276
   Applera Corp. - Celera Genomics Group *.................    44,900       463
   Biogen, Inc. ...........................................     6,900       262
   Cephalon, Inc. *........................................     9,300       383
   Connetics Corp. * ......................................     7,372       110
   CV Therapeutics, Inc. * ................................    18,300       543
   Exelixis, Inc. * .......................................    28,200       196
   Genzyme Corp. * ........................................    25,298     1,057
   Human Genome Sciences, Inc. * ..........................    18,700       238
   Idec Pharmaceuticals Corp. * ...........................     6,900       235
   ILEX Oncology, Inc. * ..................................    11,100       215
   Millennium Pharmaceuticals, Inc. * .....................    21,800       343
   Regeneron Pharmaceuticals * ............................    13,200       208
   Ribapharm, Inc. * ......................................    13,000        84
   Sangstat Medium Corp. * ................................    11,900       156
   Serono SA ..............................................     1,137       670
   Telik, Inc. * ..........................................    15,500       249
   Vertex Pharmaceuticals, Inc. * .........................    11,800       172
                                                                        -------
                                                                          5,860
Chemicals - 1.0%
   Monsanto Co. ...........................................    13,600       294

Health Care Equipment & Supplies - 13.8%
   Amerisource Bergen Corp. * .............................     8,500       590
   Baxter International, Inc. .............................    23,480       611
   Bayer AG * .............................................    10,100       235
   Beckman Coulter, Inc. ..................................    14,400       585
   Becton, Dickinson & Co. * ..............................    13,700       532
   Guidant Corp. * ........................................    23,313     1,035
   Nobel Biocare * ........................................       100         6
   Viasys Healthcare, Inc. * ..............................    14,900       308
                                                                        -------
                                                                          3,902
Health Care Providers & Services - 11.3%
   Aetna US Healthcare, Inc. * ............................     4,700       283
   Anthem, Inc. * .........................................     5,217       403
   Cardinal Health, Inc. * ................................    12,122       779
   Gambro - Ser. A * ......................................    84,060       557
   Laboratory Corporation of America Holdings * ...........     8,140       245
   McKesson HBOC, Inc. ....................................    26,100       933
                                                                        -------
                                                                          3,200
Pharmaceuticals - 47.6%
   Abbott Laboratories * ..................................    39,934     1,747
   Amylin Pharmaceuticals, Inc. * .........................    32,800       718
   AstraZeneca Group plc * ................................    10,779       433
   AstraZeneca Group plc - ADR ............................    22,734       927
   Atherogenics, Inc. * ...................................    14,100       211
   Aventis - ADR ..........................................    19,800     1,083
   Chugai Pharmaceutical Co., Ltd. * ......................    23,200       264
   Eisai Co. Ltd. * .......................................    25,300       521
   Elan Corp. plc - ADR * .................................    47,600       268
   Eli Lilly & Co. * ......................................    14,827   $ 1,023
   Forest Laboratories, Inc. * ............................     6,800       372
   Fujisawa Pharmeceutical Co., Ltd. * ....................    26,000       488
   Medicinesco ............................................    17,300       341
   Novartis AG ............................................     7,615       302
   OSI Pharmaceuticals, Inc. * ............................     4,100       132
   Pfizer, Inc. * .........................................    46,916     1,602
   Schering-Plough Corp. * ................................    75,300     1,401
   Shionogi & Co., Ltd. * .................................    35,000       475
   Watson Pharmaceuticals, Inc. * .........................    10,000       404
   Wyeth * ................................................    16,595       756
                                                                        -------
                                                                         13,468
Software - 0.6%
   Cerner Corp. * .........................................     7,500       172
                                                                        -------
                                        TOTAL COMMON STOCK-      95.0%   26,896

                                                                Par
                                                               Value
                                                              ------
                                                              (000's)
SHORT-TERM INVESTMENTS - 4.8%
   Investment in joint trading account(Note B)
   1.181% due 07/01/03 ....................................   $ 1,360     1,360
                                                              -------   -------
                                         TOTAL INVESTMENTS-      99.8%   28,256
                       Cash and Receivables, less payables-       0.2%       57
                                                              -------   -------
                                                NET ASSETS-     100.0%  $28,313
                                                              =======   =======

* Non-income producing security.

ADR-American Depository Receipt.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
OVERSEAS EQUITY FUND

                                                                          Market
                     Name of Issuer                             Shares    Value
-------------------------------------------------------------   ------   -------
                                                                         (000's)
COMMON STOCK

Australia - 3.6%

   Australia & New Zealand Banking Group, Ltd. (JP) .........   11,100    $  139
   Brambles Industries, Ltd. (BO) ...........................   24,500        75
   Broken Hill Proprietary Co., Ltd. (BF) ...................    2,505        15
   Foster's Brewing Group, Ltd. (JG) ........................   55,900       158
   National Australia Bank, Ltd. (JP) .......................    8,800       198
   News Corp., Ltd. (JA) ....................................    8,708        65
   QBE Insurance Group, Ltd. (JR) ...........................   20,400       128
   Westpac Banking Corp., Ltd. (JP) .........................   11,000       120
   WMC Resources, Ltd. (BB) .................................   33,000        78
   WMC, Ltd. (BF) ...........................................   22,500        61
   Woolworth's, Ltd. (JF) ...................................   27,000       227
                                                                          ------
                                                                           1,264
Austria - 0.4%
   Erste Bank (JP) ..........................................      400        35
   Telecom Austria (JI) .....................................    8,396        96
                                                                          ------
                                                                             131
Canada - 3.5%
   Abitibi Consolidated, Inc. (BG) ..........................   11,300        72
   Alcan Aluminum, Ltd. (BF) ................................    2,100        65
   BCE, Inc. (JI) ...........................................   15,800       362
   Bombardier, Inc. - Cl. B (BH) ............................   69,500       234
   Placer Dome, Inc. (BF) ...................................    3,300        40
   Suncor Energy , Inc. (BB) ................................    6,400       120
   TELUS Corp. (Jl) .........................................   12,800       211
   Thomson Corp. (BZ) .......................................    3,600       112
                                                                          ------
                                                                           1,216
Denmark - 0.2%
   Novo Nordisk AS (JO) .....................................    1,800        63

Finland - 1.3%
   Nokia Oyj (JW) ...........................................   19,600       323
   UPM-Kymmene Corp. (BG) ...................................    9,600       141
                                                                          ------
                                                                             464
France - 11.7%
   Accor SA (BZ) ............................................    2,900       105
   Air Liquide (BC) .........................................    1,400       208
   BNP Paribas (JP) .........................................   11,600       591
   Bouygues SA (J2) .........................................   11,100       307
   Carrefour SA (JF) ........................................    1,900        93
   Essilor International (JL) ...............................    3,100       125
   France Telecom (J1) ......................................    6,700       165
   Groupe Danone (JH) .......................................    1,700       236
   L'Oreal SA (JK) ..........................................    1,800       127
   Pechiney SA (BF) .........................................    3,400       122
   Renault (BV) .............................................    6,200       328
   Sanofi-Synthelabo SA (JO) ................................   17,300     1,015
   Schneider SA (BK) ........................................    4,700       221
   STMicroelectronics (J0) ..................................    3,100        65
   Vivendi Universal SA (JA) ................................   20,700    $  377
                                                                          ------
                                                                           4,085
Germany - 4.6%
   Allianz AG (JR) ..........................................    2,100       175
   Bayerische Motoren Werke AG (BV) .........................    3,200       123
   DaimlerChrysler AG (BV) ..................................    3,200       112
   Deutsche Bank AG (JP) ....................................    3,200       208
   Deutsche Telekom AG (J1) .................................   20,100       307
   Muenchener Rueckversicherungs-Gesellschaft AG (JR) .......    1,500       153
   Preussag AG (BZ) .........................................    1,600        24
   SAP AG (JV) ..............................................      600        71
   Siemens AG (BL) ..........................................    9,100       447
                                                                          ------
                                                                           1,620
Hong Kong - 2.2%
   Cheung Kong Holdings, Ltd. (JS) ..........................   28,000       168
   Hang Lung Properties (JS) ................................   85,000        76
   Hang Seng Bank, Ltd. (JP) ................................    6,200        65
   Hutchison Whampoa, Ltd. (BL) .............................   32,000       195
   Johnson Electric Holdings, Ltd. (BK) .....................   44,000        55
   Li & Fung, Ltd. (BO) .....................................   48,000        62
   Sun Hung Kai Properties, Ltd. (JS) .......................   11,000        56
   Swire Pacific, Ltd. - Cl. A (JQ) .........................   17,000        74
                                                                          ------
                                                                             751
Italy - 1.5%
   Assicurazioni Generali (JR) ..............................    5,100       118
   ENI (BB) .................................................   27,000       409
                                                                          ------
                                                                             527
Japan - 18.2%
   Advantest (J0) ...........................................    3,200       142
   Aiful Corp. (JQ) .........................................    1,600        68
   Canon, Inc. (JZ) .........................................    5,000       230
   Dai-Nippon Printng Co., Ltd. (BO) ........................   10,000       106
   Daiwa House Industry Co., Ltd. (BW) ......................    7,000        48
   Daiwa Securities Group, Inc. (JQ) ........................   37,000       213
   Fuji Photo Film (BX) .....................................    3,000        87
   Hirose Electric Co., Ltd. (JY) ...........................    2,100       174
   Hitachi, Ltd. (JY) .......................................   19,000        81
   Honda Motor Co. (BV) .....................................    2,000        76
   Hoya Corp. (JY) ..........................................    3,000       207
   Japan Airlines (BQ) ......................................   52,000       114
   Jusco Co., Ltd. (JD) .....................................   13,000       298
   Kansai Electric Power Co., Inc. (J3) .....................    6,100        96
   Keyence Corp. (JY) .......................................      400        73
   Mitsubishi Corp. (BN) ....................................    6,000        42
   Mitsubishi Estate Co., Ltd. (JS) .........................   16,000       108
   Mitsubishi Heavy Industries, Ltd. (BM) ...................   74,000       192
   Mitsubishi Motor (BV) ....................................   33,000        75
   Mitsui Fudosan Co., Ltd. (JS) ............................   25,000       160

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
OVERSEAS EQUITY FUND

                                                                          Market
                  Name of Issuer                               Shares     Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Japan - Continued
   Mitsui Marine & Fire Insurance Co., Ltd. (JR) ...........    30,000    $  139
   Murata Manufacturing Co., Ltd. (JY) .....................     2,700       106
   NEC Corp. (JX) ..........................................    39,000       195
   Nikko Securities Co., Ltd. (JQ) .........................    41,000       165
   Nissan Motor Acceptance Corp. (BV) ......................    39,000       374
   Nitto Denko Corp. (BK) ..................................     3,500       115
   Nomura Securities Co., Ltd. (JQ) ........................    16,000       203
   NTT Mobile Communications Network, Inc.
      (J2) .................................................        45        98
   Orix Corp. (JQ) .........................................     3,500       194
   Rohm Co., Ltd. (J0) .....................................     2,600       284
   Sankyo Co., Ltd. (JO) ...................................     9,000       108
   Sekisui House, Ltd. (BW) ................................    14,000       106
   Shimamura Co., Ltd. (JE) ................................     1,400        77
   Shionogi & Co., Ltd. (JO) ...............................    18,000       244
   Suzuki Motor Corp. (BV) .................................    23,000       300
   Taiyo Yuden Co., Ltd. (JY) ..............................     9,000        88
   TDK Corp. (JY) ..........................................     2,600       129
   Tokyo Electron, Ltd. (J0) ...............................     8,200       389
   Toray Industries, Inc. (BC) .............................    14,000        33
   Tostem Corp. (BI) .......................................     6,000        87
   Yahoo Japan Corp. (JT) ..................................        10       163
   Yamanouchi Pharmaceutical Co., Ltd. (JO) ................     3,000        78
   Yamato Transport Co., Ltd. (BP) .........................     6,000        67
                                                                          ------
                                                                           6,332
Netherlands - 9.6%
   ABN Amro Holding NV (JP) ................................    25,334       485
   Aegon NV (JR) ...........................................    13,763       138
   ASM Lithography Holding NV (J0) .........................     8,500        81
   Elsevier NV (JA) ........................................     5,700        67
   Heineken Holding (JG) ...................................       900        26
   Heineken NV (JG) ........................................    14,700       522
   ING Groep NV (JQ) .......................................    17,000       296
   Koninklije KPN NV (JY) ..................................    57,100       405
   Koninklijke (Royal) Philips Electronics NV
      (JY) .................................................     8,900       170
   Koninklijke Numica NV (JY) ..............................     2,900        45
   Royal Dutch Petroleum Co. (BB) ..........................    19,700       916
   VNU NV (JA) .............................................     6,300       194
                                                                          ------
                                                                           3,345
New Zealand - 0.5%
   Telecom Corp. of New Zealand, Ltd. (J1) .................    54,494       168

Norway - 1.3%
   Norsk Hydro ASA (BL) ....................................     3,825       188
   Norske Skogindustrier ASA - Cl. A (BG) ..................     2,700        40
   Statoil ASA (BB) ........................................    25,400       217
                                                                          ------
                                                                             445
Portugal - 0.1%
   Portugal Telecom SA (J1) ................................     5,600        40

Singapore - 0.9%
   DBS Group Holdings, Ltd. (JP) ...........................     4,000    $   24
   Hong Kong Land Holdings, Ltd. (JS) ......................    56,000        70
   Singapore Telecommunications, Ltd. (J1) .................   117,000       100
   United Overseas Bank, Ltd. (JP) .........................     6,000        42
   Venture Manufacturing, Ltd. (JY) ........................     9,000        82
                                                                          ------
                                                                             318
Spain - 3.3%
   Banco Bilbao Vizcaya SA (JP) ............................    38,200       402
   Inditex (JE) ............................................    13,700       345
   Repsol SA (BB) ..........................................     6,200       101
   Telefonica SA (J1) ......................................    24,853       289
                                                                          ------
                                                                           1,137
Sweden - 3.3%
   Assa Abloy (BI) .........................................    18,200       177
   AstraZeneca Group plc (BO) ..............................    14,000       568
   ForeningsSparbanken AB (JP) .............................    18,100       250
   Sandvik AB (BM) .........................................     2,500        66
   Svenska Handelsbanken, Inc. (JP) ........................     6,000        98
                                                                          ------
                                                                           1,159
Switzerland - 8.5%
   Credit Suisse Group (JP) ................................     6,976       184
   Holcim (BD) .............................................     7,290       270
   Nestle SA (JH) ..........................................     2,069       428
   Novartis AG (JO) ........................................    14,938       592
   Richemont (JQ) ..........................................    19,726       320
   Roche Holdings AG (JO) ..................................     3,033       239
   Swiss Reinsurance Co. (JR) ..............................     2,614       145
   Swisscom AG (J1) ........................................     1,581       450
   Synthes-Stratec, Inc. (JL) ..............................       126        91
   UBS AG (JP) .............................................     4,220       235
                                                                          ------
                                                                           2,954
United Kingdom - 15.7%
   Arm Holdings plc (J0) ...................................    14,000        15
   AstraZeneca Group plc (JO) ..............................    11,100       446
   Barclays (JP) ...........................................    30,200       225
   BG Group plc (BB) .......................................    63,300       281
   Billiton plc (BF) .......................................    65,255       344
   British Aerospace plc (BH) ..............................    20,000        47
   Centrica plc (J4) .......................................    39,500       115
   CRH (BD) ................................................    13,100       206
   HBOS (JP) ...............................................    18,900       245
   HSBC Holdings plc (JP) ..................................    26,800       317
   Marks & Spencer (JD) ....................................    36,100       188
   MMO2 (J2) ...............................................   132,900       125
   National Grid Group (JY) ................................    26,600       181
   Pearson plc (JA) ........................................    29,800       279
   Prudential Corp. (JR) ...................................    26,100       158
   Reckitt Benckiser plc (JJ) ..............................     5,000        92
   Reuters Group plc (JA) ..................................    18,000        52
   Royal Bank of Scotland Group (JP) .......................    21,500       604

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
OVERSEAS EQUITY FUND

                                                                          Market
                  Name of Issuer                                Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

United Kingdom - Continued
   Samsung Electronics - GDR (JY) ..........................       160   $    24
   Smiths Group plc (BL) ...................................     9,900       115
   Standard Chartered plc (JP) .............................    18,800       229
   Unilever plc (JK) .......................................    30,800       246
   Vodafone AirTouch plc (J2) ..............................   485,538       951
                                                                         -------
                                                                           5,485
United States - 6.3%
   America Movil SA de CV - ADR - Ser. L (J2) ..............     2,400        45
   AstraZeneca Group plc - ADR (JO) ........................     5,000       204
   Companhia Vale Do Rio Doce - ADR (BF) ...................     1,800        53
   DBS Group Holdings, Ltd. - ADR 144A (a) (JP) ............     2,000        12
   Nokia Oyj - ADR (JW) ....................................     4,500        74
   Philips Electronics NV (JY) .............................     1,200        23
   Royal Dutch Petroleum Co. (BB) ..........................     2,000        93
   Samsung Electronics - 144A (a) (JY) .....................     3,370       501
   Sap Aktiengesellschaft - ADR (JV) .......................     3,200        94
   Sony Corp. (JY) .........................................     3,500        98
   STMicroelectronics NV (J0) ..............................     5,200       108
   Taiwan Semiconductor Manufacturing Co.,
      Ltd. - ADR (J0) ......................................    16,912       171
   Telefonos de Mexico SA - ADR (J1) .......................     1,700        53
   The Thomson Corp. (JA) ..................................    10,400       327
   Vodafone Group plc (J1) .................................    17,100       336
                                                                         -------
                                                                           2,192
                                                                         -------
                                        TOTAL COMMON STOCK-       96.7%   33,696

                                                                 Par
                                                                Value
                                                               -------
                                                               (000's)
PUBLICLY-TRADED BONDS

Supra National - 0.1%
   SMFG Finance - 144A (a) (FB)
      2.25% due 07/11/05 ...................................   $ 6,000        47
                                                                         -------
                                TOTAL PUBLICLY-TRADED BONDS-       0.1%       47

SHORT-TERM INVESTMENTS - 3.1%
      Investment in joint trading account
      (Note B)
      1.181% due 07/01/03 ..................................     1,094     1,094
                                                               -------   -------
                                          TOTAL INVESTMENTS-      99.9%   34,837
                        Cash and Receivables, less payables-       0.1%       26
                                                               -------   -------
                                                 NET ASSETS-     100.0%  $34,863
                                                               =======   =======

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, securities aggregated $59 or 0.2% of net assets of the Portfolio.

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                                        % of
                                              Industry      Market    Long-Term
             Industry                       Abbreviation    Value    Investments
-----------------------------------------   ------------   -------   -----------
                                                            (000s)
Banks ...................................        JP        $ 4,708         14.0%
Pharmaceuticals .........................        JO          2,989          8.9%
Diversified Telecommunication
   Services .............................        J1          2,577          7.6%
Electronic Equipment &
   Instruments ..........................        JY          2,386          7.1%
Oil & Gas ...............................        BB          2,214          6.6%
Diversified Financials ..................        JQ          1,533          4.5%
Wireless Telecommunications
   Services .............................        J2          1,525          4.5%
Automobiles .............................        BV          1,387          4.1%
Media ...................................        JA          1,363          4.0%
Semiconductor Equipment &
   Products .............................        J0          1,255          3.7%
Insurance ...............................        JR          1,155          3.4%
Industrial Conglomerates ................        BL            945          2.8%
Commercial Services & Supplies ..........        BO            811          2.4%
Beverages ...............................        JG            706          2.1%
Metals & Mining .........................        BF            701          2.1%
Food Products ...........................        JH            663          2.0%
Real Estate Investment Trust ............        JS            638          1.9%
Multiline Retail ........................        JD            487          1.4%
Construction Materials ..................        BD            477          1.4%
Specialty Retail ........................        JE            423          1.3%
Communications Equipment ................        JW            397          1.2%
Electrical Equipment ....................        BK            391          1.2%
Personal Products .......................        JK            373          1.1%
Food & Drug Retailing ...................        JF            320          0.9%
Aerospace & Defense .....................        BH            281          0.8%
Building Products .......................        BI            263          0.8%
Machinery ...............................        BM            258          0.8%
Paper & Forest Products .................        BG            252          0.7%
Hotels Restaurants & Leisure ............        BZ            242          0.7%
Chemicals ...............................        BC            240          0.7%
Office Electronics ......................        JZ            230          0.7%
Health Care Equipment &
   Supplies .............................        JL            216          0.6%
Computers & Peripherals .................        JX            195          0.6%
Software ................................        JV            164          0.5%
Internet Software & Services ............        JT            163          0.5%
Household Durables ......................        BW            155          0.5%
Gas Utilities ...........................        J4            115          0.3%
Airlines ................................        BQ            114          0.3%
Electric Utilities ......................        J3             96          0.3%
Household Products ......................        JJ             92          0.3%
Leisure Equipment & Products ............        BX             87          0.3%
Air Freight & Couriers ..................        BP             67          0.2%
Finance .................................        FB             47          0.1%
Trading Companies &
   Distributors .........................        BN             42          0.1%
                                                           -------        -----
                                                           $33,743        100.0%
                                                           =======        =====

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
EARNINGS GROWTH FUND

                                                                          Market
                      Name of Issuer                            Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 0.4%
   Lockheed Martin Corp. ...................................    14,055   $   669

Air Freight & Couriers - 0.3%
   United Parcel Service, Inc. - Cl. B .....................     8,800       561

Banks - 2.1%
   Bank of America Corp. * .................................    19,300     1,525
   Bank One Corp. * ........................................    28,600     1,063
   Fifth Third Bancorp * ...................................     9,669       554
   Wachovia Corp. * ........................................    13,700       548
                                                                         -------
                                                                           3,690
Beverages - 3.3%
   Anheuser-Busch Cos., Inc. ...............................    10,200       521
   Coca-Cola Co. * .........................................    63,300     2,938
   PepsiCo, Inc. * .........................................    53,700     2,389
                                                                         -------
                                                                           5,848
Biotechnology - 1.8%
   Amgen, Inc. * ...........................................    30,600     2,033
   Biogen, Inc. ............................................    14,100       536
   Genetech, Inc. * ........................................     8,000       577
                                                                         -------
                                                                           3,146
Building Products - 0.4%
   Masco Corp. * ...........................................    30,600       730

Chemicals - 1.1%
   Dow Chemical Co. * ......................................    27,300       845
   Praxair, Inc. * .........................................    17,700     1,064
                                                                         -------
                                                                           1,909
Commercial Services & Supplies - 1.9%
   Avery Dennison Corp. * ..................................    10,700       537
   First Data Corp. * ......................................    36,700     1,521
   Paychex, Inc. ...........................................    17,700       519
   Waste Management, Inc. * ................................    28,200       679
                                                                         -------
                                                                           3,256
Communications Equipment - 2.9%
   Cisco Systems, Inc. * ...................................   273,015     4,557
   Motorola, Inc. ..........................................    54,300       512
                                                                         -------
                                                                           5,069
Computers & Peripherals - 7.1%
   Apple Computer, Inc. * ..................................    28,000       535
   Dell Computer Corp. * ...................................    94,300     3,014
   EMC Corp. * .............................................   105,700     1,107
   Intel Corp. .............................................   250,400     5,204
   International Business Machines Corp. ...................    25,800     2,129
   Sun Microsystems, Inc. ..................................   106,600       490
                                                                         -------
                                                                          12,479
Diversified Financials - 3.3%
   American Express Co. * ..................................    23,500       983
   Citigroup, Inc. * .......................................    71,903     3,078
   Merrill Lynch & Co., Inc. * .............................    15,600   $   728
   Morgan Stanley, Dean Witter, Discover &
      Co. ..................................................    25,600     1,094
                                                                         -------
                                                                           5,883
Diversified Telecommunication Services - 1.3%
   Qwest Communications International, Inc. ................    73,700       352
   SBC Communications, Inc. * ..............................    17,400       445
   Verizon Communications * ................................    39,800     1,570
                                                                         -------
                                                                           2,367
Electronic Equipment & Instruments - 0.2%
   Thermo Electron Corp. * .................................    16,500       347

Energy Equipment & Services - 2.3%
   Baker Hughes, Inc. * ....................................    34,400     1,155
   Nabors Industries, Ltd. * ...............................    25,500     1,009
   Rowan Cos., Inc. * ......................................    23,100       517
   Schlumberger, Ltd. * ....................................    15,200       723
   Transocean Sedco Forex, Inc. * ..........................    12,100       266
   Weatherford Bermuda * ...................................     7,600       318
                                                                         -------
                                                                           3,988
Food & Drug Retailing - 1.2%
   Sysco Corp. * ...........................................    30,500       916
   Walgreen Co. * ..........................................    37,900     1,141
                                                                         -------
                                                                           2,057
Food Products - 0.4%
   J.M. Smucker Co. * ......................................    16,800       670

Health Care Equipment & Supplies - 3.5%
   Alcon, Inc. * ...........................................     8,100       370
   Baxter International, Inc. ..............................    21,700       564
   Boston Scientific Corp. * ...............................    31,500     1,925
   C.R. Bard, Inc. * .......................................     5,200       371
   Medtronic, Inc. * .......................................    41,580     1,995
   St. Jude Medical, Inc. * ................................     6,200       356
   Zimmer Holdings, Inc. * .................................    13,700       617
                                                                         -------
                                                                           6,198
Health Care Providers & Services - 2.7%
   Cardinal Health, Inc. * .................................    22,447     1,443
   Health Management Assoc., Inc. - Cl. A * ................    36,800       679
   McKesson HBOC, Inc. .....................................    35,700     1,276
   Quest Diagnostics, Inc. * ...............................     5,800       370
   UnitedHealth Group, Inc. * ..............................    18,280       919
                                                                         -------
                                                                           4,687
Hotels Restaurants & Leisure - 0.2%
   Brinker International, Inc. * ...........................    10,400       375

Household Durables - 0.6%
   Leggett & Platt, Inc. * .................................    22,400       459
   Newell Rubbermaid, Inc. * ...............................    23,000       644
                                                                         -------
                                                                           1,103

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
EARNINGS GROWTH FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Household Products - 2.3%
   Clorox Co. * ............................................    21,500   $   917
   Dial Corp. ..............................................    25,800       502
   Procter & Gamble Co. * ..................................    28,900     2,577
                                                                         -------
                                                                           3,996
Industrial Conglomerates - 5.4%
   3M Co. ..................................................    19,900     2,567
   General Electric Co. * ..................................   218,200     6,258
   Tyco International, Ltd. * ..............................    32,900       624
                                                                         -------
                                                                           9,449
Insurance - 1.4%
   AFLAC, Inc. * ...........................................    26,370       811
   American International Group, Inc. * ....................    31,100     1,716
                                                                         -------
                                                                           2,527
Internet & Catalog Retail - 0.8%
   Amazon.com, Inc. * ......................................    15,710       573
   eBay, Inc. * ............................................     7,300       761
                                                                         -------
                                                                           1,334
Internet Software & Services - 0.5%
   Yahoo, Inc. * ...........................................    27,900       914

Leisure Equipment & Products - 0.2%
   Mattel, Inc. * ..........................................    21,600       409

Machinery - 0.8%
   Danaher Corp. * .........................................    12,700       864
   Illinois Tool Works, Inc. * .............................     8,400       553
                                                                         -------
                                                                           1,417
Media - 4.8%
   AOL Time Warner, Inc. * .................................   105,251     1,694
   Clear Channel Communications, Inc. * ....................    12,900       547
   Comcast Corp. - Cl. A ...................................    47,000     1,418
   EchoStar Communications Corp. - Cl. A * .................     6,825       236
   New York Times Co. - Cl. A * ............................     8,900       405
   Omnicom Group, Inc. * ...................................     7,400       531
   The Walt Disney Co. * ...................................    43,200       853
   Tribune Co. * ...........................................    13,300       642
   Univision Communications, Inc. - Cl. A * ................    18,500       562
   Viacom, Inc. - Cl. B * ..................................    33,200     1,450
                                                                         -------
                                                                           8,338
Multiline Retail - 3.7%
   Big Lots, Inc. * ........................................    53,700       808
   Kohl's Corp. * ..........................................    13,015       669
   Target Corp. * ..........................................     9,700       367
   Wal-Mart Stores, Inc. * .................................    86,200     4,626
                                                                         -------
                                                                           6,470
Oil & Gas - 1.8%
   Apache Corp. ............................................     9,400       612
   BJ Services Co. * .......................................    35,800     1,337
   Burlington Resources, Inc. * ............................    10,000       541
   Exxon Mobil Corp. * .....................................    19,700   $   707
                                                                         -------
                                                                           3,197
Paper & Forest Products - 0.2%
   International Paper Co. * ...............................     8,700       311

Personal Products - 3.5%
   Avon Products, Inc. .....................................    24,130     1,501
   Colgate-Palmolive Co. ...................................    24,300     1,408
   Gillette Co. ............................................   101,600     3,237
                                                                         -------
                                                                           6,146
Pharmaceuticals - 18.3%
   Abbott Laboratories * ...................................    72,000     3,151
   Allergan, Inc. * ........................................     7,000       540
   Bristol-Myers Squibb Co. * ..............................    33,900       920
   Eli Lilly & Co. * .......................................    32,725     2,257
   Forest Laboratories, Inc. * .............................    10,430       571
   Johnson & Johnson * .....................................    73,800     3,815
   Merck & Co., Inc. * .....................................   108,300     6,558
   Pfizer, Inc. * ..........................................   300,024    10,246
   Schering-Plough Corp. * .................................    69,500     1,293
   Wyeth * .................................................    58,100     2,646
                                                                         -------
                                                                          31,997
Semiconductor Equipment & Products - 6.0%
   Analog Devices, Inc. * ..................................    55,000     1,915
   Applied Materials, Inc. * ...............................    81,595     1,294
   KLA-Tencor Corp. * ......................................    24,345     1,132
   Linear Technology Corp. * ...............................    17,500       563
   LTX Corp. * .............................................    87,900       758
   Micron Technology, Inc. .................................   100,000     1,163
   Texas Instruments, Inc. * ...............................   156,175     2,749
   Xilinx, Inc. * ..........................................    35,100       888
                                                                         -------
                                                                          10,462
Software - 8.0%
   Adobe Systems, Inc. .....................................    15,700       503
   Ariba, Inc. * ...........................................    48,500       144
   BEA Systems, Inc. * .....................................    39,200       426
   Electronic Arts, Inc. * .................................     9,815       726
   Intuit, Inc. * ..........................................    22,400       997
   Microsoft Corp. * .......................................   358,910     9,192
   Oracle Corp. * ..........................................   165,600     1,991
                                                                         -------
                                                                          13,979
Specialty Retail - 1.5%
   Home Depot, Inc. * ......................................    48,500     1,606
   Lowe's Cos., Inc. * .....................................    23,700     1,018
                                                                         -------
                                                                           2,624
Textiles & Apparel - 0.7%
   Nike, Inc. - Cl. B ......................................    23,100     1,236

Tobacco - 0.7%
   Altria Group, Inc. ......................................    27,800     1,263

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
EARNINGS GROWTH FUND

                                                                         Market
                       Name of Issuer                          Shares     Value
-----------------------------------------------------------   -------   --------
                                                                         (000's)
COMMON STOCK - Continued

U.S. Government Agencies - 1.1%
   Federal Home Loan Mortgage Corp. .......................    12,110   $    615
   Federal National Mortgage Assoc. * .....................    19,109      1,288
                                                                        --------
                                                                           1,903
                                                                        --------
                                        TOTAL COMMON STOCK-      98.7%   173,004

                                                                Par
                                                               Value
                                                              -------
                                                              (000's)
SHORT-TERM INVESTMENTS - 1.1%

   Investment in joint trading account (Note B)
      1.181% due 07/01/03 .................................   $ 1,874      1,874
                                                              -------   --------
                                         TOTAL INVESTMENTS-      99.8%   174,878
                       Cash and Receivables, less payables-       0.2%       357
                                                              -------   --------
                                                NET ASSETS-     100.0%  $175,235
                                                              =======   ========

* Non-income producing security.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MID CAP VALUE FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 2.3%
   Raytheon Co. * ..........................................     2,400      $ 79
   Rockwell Collins, Inc. * ................................     2,900        71
                                                                            ----
                                                                             150
Airlines - 1.1%
   CNF Transportation, Inc. * ..............................     2,900        74

Banks - 7.4%
   Citizens Banking Corp. * ................................     1,500        40
   Commerce Bancshares, Inc. ...............................     1,900        74
   Cullen/Frost Bankers, Inc. ..............................       900        29
   Huntington Bancshares, Inc. * ...........................     3,300        64
   Mercantile Bankshares Corp. .............................     1,000        39
   National Commerce Financial Corp. .......................     1,800        40
   Northern Trust Corp. ....................................     2,200        92
   Synovus Financial Corp. * ...............................     3,200        69
   Wachovia Corp. * ........................................       300        12
   Wilmington Trust Corp. * ................................       500        15
                                                                            ----
                                                                             474
Biotechnology - 1.6%
   Millennium Pharmaceuticals, Inc. * ......................     1,400        22
   Protein Design Labs, Inc. * .............................     3,300        46
   Vertex Pharmaceuticals, Inc. * ..........................     2,400        35
                                                                            ----
                                                                             103
Chemicals - 2.1%
   Agrium, Inc. ............................................     2,900        32
   Great Lakes Chemical Corp. ..............................     2,700        55
   IMC Global, Inc. ........................................     7,000        47
                                                                            ----
                                                                             134
Commercial Services & Supplies - 2.8%
   DST Systems, Inc. * .....................................       500        19
   Harsco Corp. ............................................       500        18
   Hewitt Associates, Inc. * ...............................       600        14
   Manpower, Inc. * ........................................     1,600        59
   Viad Corp. ..............................................     3,100        70
                                                                            ----
                                                                             180
Communications Equipment - 0.8%
   Tellabs, Inc. * .........................................     8,200        54

Construction & Engineering - 1.0%
   ServiceMaster Co. .......................................     6,200        66

Construction Materials - 1.1%
   Nucor Corp. .............................................     1,400        68

Diversified Financials - 1.3%
   Janus Capgroup, Inc. ....................................     5,100        84

Diversified Telecommunication Services - 2.4%
   AT&T Corp. * ............................................     2,400        46
   Cable & Wireless plc - ADR ..............................    16,200        89
   Crown Castle International Corp. * ......................     2,200        17
                                                                            ----
                                                                             152
Electric Utilities - 8.5%
   CMS Energy Corp. * ......................................     1,700      $ 14
   El Paso Electric Co. * ..................................     5,300        65
   Firstenergy Corp. * .....................................     3,300       127
   PG & E Corp. * ..........................................       800        17
   Pinnacle West Capital Corp. * ...........................     2,000        75
   Puget Energy, Inc. ......................................       500        12
   Teco Energy, Inc. * .....................................     3,000        36
   TXU Corp. ...............................................     4,200        94
   Unisource Energy Corp. ..................................     3,100        58
   Xcel Energy, Inc. .......................................     3,200        48
                                                                            ----
                                                                             546
Electrical Equipment - 3.6%
   Harris Corp. ............................................     1,600        48
   Hubbell, Inc. - Cl. A ...................................       100         3
   Hubbell, Inc. - Cl. B ...................................       800        27
   Littelfuse, Inc. * ......................................     1,000        22
   Molex, Inc. - Cl. A .....................................     5,700       132
                                                                            ----
                                                                             232
Electronic Equipment & Instruments - 2.6%
   Agilent Technologies, Inc. * ............................     4,700        92
   AVX Corp. ...............................................     6,100        67
   Technitrol, Inc. * ......................................       500         7
                                                                            ----
                                                                             166
Energy Equipment & Services - 1.0%
   Baker Hughes, Inc. * ....................................     2,000        67

Food Products - 4.4%
   Archer Daniels Midland Co. * ............................     6,800        87
   Campbell Soup Co. * .....................................     2,600        64
   H.J. Heinz Co. ..........................................     1,900        63
   Potash Corp. of Saskatchewan, Inc. ......................     1,100        70
                                                                            ----
                                                                             284
Health Care Equipment & Supplies - 1.3%
   Apogent Technologies, Inc. * ............................     1,700        34
   Guidant Corp. * .........................................     1,100        49
                                                                            ----
                                                                              83
Health Care Providers & Services - 2.0%
   Aetna US Healthcare, Inc. * .............................       600        36
   DaVita, Inc. * ..........................................     2,000        54
   Omnicare, Inc. ..........................................     1,218        41
                                                                            ----
                                                                             131
Household Durables - 2.3%
   Herman Miller, Inc. * ...................................     3,900        79
   Stanley Works * .........................................     2,600        72
                                                                            ----
                                                                             151
Insurance - 9.0%
   21st Century Insurance Group ............................       400         6
   Cincinnati Financial Corp. * ............................     1,500        56

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MID CAP VALUE FUND

                                                                          Market
                     Name of Issuer                             Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Insurance - Continued
   Hartford Financial Services Group, Inc. * ...............     1,400    $   70
   Loews Corp. * ...........................................     1,500        71
   Mercury General Corp. ...................................       300        14
   Ohio Casualty Corp. * ...................................     4,800        63
   Protective Life Corp. ...................................     2,400        64
   Safeco Corp. * ..........................................     2,300        81
   St. Paul Cos., Inc. .....................................     2,300        84
   The PMI Group, Inc. .....................................       700        19
   Travelers Property Casualty Corp. - Cl. A * .............     1,700        27
   UnumProvident Corp. * ...................................     1,700        23
                                                                          ------
                                                                             578
IT Consulting & Services - 0.7%
   BearingPoint, Inc. * ....................................     4,600        44

Leisure Equipment & Products - 2.7%
   Brunswick Corp. * .......................................     3,300        83
   Hasbro, Inc. * ..........................................     5,100        89
                                                                          ------
                                                                             172
Machinery - 1.7%
   Dover Corp. .............................................     2,000        60
   Joy Global, Inc. ........................................     3,200        47
                                                                          ------
                                                                             107
Marine - 0.4%
   Overseas Shipholding Group, Inc. ........................     1,300        29

Media - 6.3%
   Cox Radio, Inc. - Cl. A * ...............................     1,100        25
   Dow Jones & Co., Inc. * .................................     1,600        69
   Meredith Corp. * ........................................     1,500        66
   New York Times Co. - Cl. A * ............................       400        18
   Pearson plc - ADR .......................................     3,500        34
   Readers Digest Association, Inc. - Cl. A * ..............       483         7
   Reuters Group plc - ADR .................................     4,500        79
   Scholastic Corp. * ......................................     1,000        30
   Washington Post Co. - Cl. B .............................       104        76
                                                                          ------
                                                                             404
Metals & Mining - 3.4%
   Newmont Mining Corp. ....................................     4,200       136
   Phelps Dodge Corp. * ....................................     2,100        81
                                                                          ------
                                                                             217
Multi-Utilities - 1.2%
   Duke Energy Co. .........................................       700        14
   NiSource, Inc. * ........................................     3,400        65
                                                                          ------
                                                                              79
Multiline Retail - 1.8%
   Neiman Marcus Group, Inc. - Cl. A * .....................       900        33
   Nordstrom, Inc. .........................................     4,300        84
                                                                          ------
                                                                             117
Oil & Gas - 5.7%
   Amerada Hess Corp. * ....................................     1,900    $   93
   BG plc - ADR ............................................     1,500        34
   Diamond Offshore Drilling, Inc. * .......................     6,300       132
   Marathon Oil Corp. * ....................................     4,200       111
                                                                          ------
                                                                             370
Paper & Forest Products - 2.5%
   Bowater, Inc. ...........................................       700        26
   MeadWestvaco Corp. * ....................................     1,700        42
   Potlatch Corp. ..........................................     3,700        95
                                                                          ------
                                                                             163
Pharmaceuticals - 0.6%
   Andrx Corp. * ...........................................     1,800        36

Road & Rail - 0.9%
   Ryder System, Inc. ......................................     2,200        56

Semiconductor Equipment & Products - 0.4%
   Novellus Systems, Inc. * ................................       700        26

Software - 3.9%
   BMC Software, Inc. * ....................................     5,600        92
   Cadence Design Systems, Inc. * ..........................     4,500        54
   Ceridian Corp. * ........................................     3,600        61
   Peoplesoft, Inc. * ......................................     2,500        44
                                                                          ------
                                                                             251
Specialty Retail - 1.7%
   Gap, Inc. * .............................................     2,400        45
   KMart Holding Corp. .....................................     2,500        68
                                                                          ------
                                                                             113
Textiles & Apparel - 0.5%
   Unifi, Inc. * ...........................................     4,900        30

Trading Companies & Distributors - 0.5%
   CDW Corp. ...............................................       700        32

Wireless Telecommunications Services - 1.6%
   Telephone and Data Systems, Inc. ........................     2,100       104
                                                                          ------
                                         TOTAL COMMON STOCK-      95.1%    6,127

                                                                 Par
                                                                Value
                                                               -------
                                                               (000's)
PUBLICLY-TRADED BONDS

Electric Utilities - 0.2%
   Xcel Energy, Inc. - Sr. Notes 144A (a)
   7.5% due 11/21/07 .......................................   $     7        10
Wireless Telecommunications Services - 0.5%
   United States Cellular Corp. - Notes
   0.0% due 06/15/15 .......................................        75        35
                                                                          ------
                                TOTAL PUBLICLY-TRADED BONDS-       0.7%       45

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MID CAP VALUE FUND

                                                                Par       Market
                      Name of Issuer                           Value      Value
-----------------------------------------------------------   -------    -------
                                                              (000's)    (000's)
SHORT-TERM INVESTMENTS - 5.0%
   Investment in joint trading account (Note B)
   1.181% due 07/01/03 ....................................    $  322    $  322
                                                               ------    ------
                                         TOTAL INVESTMENTS-     100.8%    6,494
                       Payables, less cash and receivables-      (0.8)%     (51)
                                                               ------    ------
                                                NET ASSETS-     100.0%   $6,443
                                                               ======    ======

* Non-income producing security.

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, securities aggregated $10 or 0.2% of net assets of the Portfolio.

ADR-American Depository Receipt.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                          Market
                     Name of Issuer                             Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 2.4%
   Boeing Co. * ............................................    48,900   $ 1,678
   Lockheed Martin Corp.....................................    29,000     1,380
   Raytheon Co. * ..........................................    52,200     1,714
   Rockwell Collins, Inc. * ................................   109,900     2,707
                                                                         -------
                                                                           7,479
Automobiles - 0.3%
   Ford Motor Co............................................    93,000     1,022

Banks - 7.8%
   Bank of America Corp. * .................................    39,500     3,122
   Bank One Corp. * ........................................   118,700     4,413
   FleetBoston Financial Corp. .............................   129,772     3,856
   JP Morgan Chase & Co. ...................................    92,430     3,159
   Mellon Financial Corp. * ................................   107,600     2,986
   Mercantile Bankshares Corp. .............................    52,100     2,052
   National City Corp. * ...................................    51,300     1,678
   Northern Trust Corp. ....................................    40,800     1,705
   Wilmington Trust Corp. * ................................    27,100       795
                                                                         -------
                                                                          23,766
Beverages - 0.7%
   Brown-Forman Corp. - Cl. B * ............................    27,000     2,123

Chemicals - 3.6%
   Dow Chemical Co. * ......................................    99,400     3,078
   E.I. du Pont de Nemours & Co. * .........................    81,100     3,377
   Great Lakes Chemical Corp. ..............................    60,900     1,242
   Hercules, Inc. * ........................................   136,500     1,351
   International Flavors & Fragrances,
      Inc. * ...............................................    58,800     1,878
                                                                         -------
                                                                          10,926
Commercial Services & Supplies - 3.6%
   Dun & Bradstreet Corp. ..................................    33,700     1,385
   Honeywell International, Inc. ...........................   194,300     5,217
   R.R. Donnelley & Sons Co. * .............................    51,800     1,354
   Waste Management, Inc. * ................................   127,590     3,074
                                                                         -------
                                                                          11,030
Communications Equipment - 1.2%
   Cisco Systems, Inc. * ...................................    87,800     1,466
   Lucent Technologies, Inc. * .............................   224,200       455
   Motorola, Inc. ..........................................   187,100     1,764
                                                                         -------
                                                                           3,685
Computers & Peripherals - 1.4%
   Hewlett-Packard Co. * ...................................   193,388     4,119

Diversified Financials - 3.1%
   American Express Co. * ..................................    89,600     3,746
   Citigroup, Inc. * .......................................    60,166     2,575
   Moody's Corp. * .........................................    24,600     1,297
   Wells Fargo & Co. * .....................................    36,500     1,840
                                                                         -------
                                                                           9,458
Diversified Telecommunication Services - 6.4%
   Alltel Corp. * ..........................................    61,100   $ 2,946
   AT&T Corp. * ............................................   105,420     2,029
   Qwest Communications International,
      Inc. .................................................   542,100     2,591
   SBC Communications, Inc. * ..............................   137,855     3,522
   Sprint Corp. * ..........................................   158,100     2,277
   Verizon Communications * ................................   154,216     6,084
                                                                         -------
                                                                          19,449
Electric Utilities - 2.7%
   Constellation Energy Group, Inc. * ......................    95,200     3,265
   Firstenergy Corp. * .....................................    42,600     1,638
   PPL Corp. ...............................................    21,679       932
   TXU Corp. ...............................................   108,800     2,443
                                                                         -------
                                                                           8,278
Electrical Equipment - 3.0%
   Cooper Industries, Ltd. - Cl. A * .......................    97,900     4,043
   Emerson Electric Co. ....................................    29,400     1,502
   Hubbell, Inc. - Cl. B ...................................    56,700     1,877
   Rockwell International Corp. * ..........................    74,600     1,779
                                                                         -------
                                                                           9,201
Energy Equipment & Services - 1.0%
   Baker Hughes, Inc. * ....................................    28,800       967
   Schlumberger, Ltd. * ....................................    42,800     2,036
                                                                         -------
                                                                           3,003
Food Products - 2.3%
   Campbell Soup Co. * .....................................   109,800     2,690
   General Mills, Inc. * ...................................    48,100     2,280
   Hershey Foods Corp. * ...................................     9,700       676
   Kellogg Co. * ...........................................    23,000       791
   McCormick & Co., Inc. ...................................    26,000       707
                                                                         -------
                                                                           7,144
Gas Utilities - 0.3%
   El Paso Corp. ...........................................   119,900       969

Health Care Equipment & Supplies - 1.3%
   Baxter International, Inc. ..............................    93,300     2,426
   Becton, Dickinson & Co. * ...............................    39,700     1,542
                                                                         -------
                                                                           3,968
Hotels Restaurants & Leisure - 2.9%
   Hilton Hotels Corp. * ...................................   145,900     1,866
   McDonald's Corp. * ......................................   176,000     3,883
   Starwood Hotels & Resorts
      Worldwide, Inc. * ....................................   104,700     2,993
                                                                         -------
                                                                           8,742
Household Durables - 1.8%
   Black & Decker Corp. * ..................................    27,400     1,190
   Fortune Brands, Inc. * ..................................    57,100     2,981

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                          Market
                        Name of Issuer                          Shares     Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Household Durables - Continued
   Stanley Works * .........................................    46,300   $ 1,278
                                                                         -------
                                                                           5,449
Household Products - 1.6%
   Clorox Co. * ............................................    47,100     2,009
   Kimberly-Clark Corp. * ..................................    54,200     2,826
                                                                         -------
                                                                           4,835
Industrial Conglomerates - 2.2%
   General Electric Co. * ..................................   192,100     5,510
   Tyco International, Ltd. * ..............................    64,500     1,224
                                                                         -------
                                                                           6,734
Insurance - 6.3%
   American International Group, Inc. * ....................    29,346     1,619
   Aon Corp. * .............................................    47,400     1,141
   Chubb Corp. * ...........................................    46,000     2,760
   CIGNA Corp. * ...........................................    52,400     2,460
   Lincoln National Corp. * ................................    71,931     2,563
   Prudential Financial, Inc. * ............................    28,900       973
   Safeco Corp. * ..........................................    92,200     3,253
   St. Paul Cos., Inc. .....................................    62,252     2,273
   UnumProvident Corp. * ...................................   165,800     2,223
                                                                         -------
                                                                          19,265
Leisure Equipment & Products - 1.5%
   Eastman Kodak Co. * .....................................    86,600     2,369
   Hasbro, Inc. * ..........................................   132,900     2,324
                                                                         -------
                                                                           4,693
Machinery - 1.4%
   Eaton Corp. * ...........................................    18,400     1,446
   Pall Corp. * ............................................   124,800     2,808
                                                                         -------
                                                                           4,254
Media - 6.6%
   AOL Time Warner, Inc. * .................................   283,400     4,560
   Comcast Corp. - Cl. A ...................................   102,581     3,096
   Dow Jones & Co., Inc. * .................................    84,300     3,627
   Knight-Ridder, Inc. * ...................................    47,700     3,288
   New York Times Co. - Cl. A * ............................    18,500       842
   Readers Digest Association, Inc. -
      Cl. A * ..............................................    83,500     1,126
   The Walt Disney Co. * ...................................   191,600     3,784
                                                                         -------
                                                                          20,323
Metals & Mining - 0.1%
   Alcoa, Inc. * ...........................................    13,100       334

Multi-Utilities - 1.6%
   Duke Energy Co ..........................................   122,200     2,438
   NiSource, Inc. * ........................................   130,700     2,483
                                                                         -------
                                                                           4,921
Multiline Retail - 0.6%
   J.C. Penney Co., Inc. * .................................    13,000       219
   May Department Stores Co. * .............................    76,250   $ 1,697
                                                                         -------
                                                                           1,916
Office Electronics - 0.2%
   Xerox Corp. * ...........................................    56,800       601

Oil & Gas - 8.6%
   Amerada Hess Corp. * ....................................    58,400     2,872
   BP Amoco plc - ADR ......................................    78,832     3,313
   ChevronTexaco Corp. * ...................................    79,813     5,762
   Exxon Mobil Corp. * .....................................   184,434     6,623
   Marathon Oil Corp. * ....................................    54,000     1,423
   Royal Dutch Petroleum Co. * .............................    85,700     3,995
   Unocal Corp. * ..........................................    85,100     2,442
                                                                         -------
                                                                          26,430
Paper & Forest Products - 1.5%
   International Paper Co. * ...............................   107,870     3,854
   MeadWestvaco Corp. * ....................................    29,000       716
                                                                         -------
                                                                           4,570
Personal Products - 0.7%
   Gillette Co .............................................    65,700     2,093

Pharmaceuticals - 7.4%
   Abbott Laboratories * ...................................    41,500     1,816
   Bristol-Myers Squibb Co. * ..............................   193,400     5,251
   Merck & Co., Inc. * .....................................   132,300     8,011
   Schering-Plough Corp. * .................................   168,400     3,132
   Wyeth * .................................................    97,600     4,446
                                                                         -------
                                                                          22,656
Real Estate Investment Trust - 0.7%
   Simon Property Group, Inc. ..............................    52,700     2,057

Road & Rail - 2.0%
   Norfolk Southern Corp. * ................................    13,600     2,181
   Union Pacific Corp. * ...................................    68,600     3,980
                                                                         -------
                                                                           6,161
Semiconductor Equipment & Products - 0.6%
   Agere Systems, Inc. - Cl. A * ...........................   115,616       269
   Agere Systems, Inc. - Cl. B * ...........................    98,700       227
   Texas Instruments, Inc. * ...............................    76,200     1,341
                                                                         -------
                                                                           1,837
Software - 0.8%
   Microsoft Corp. * .......................................    92,900     2,379

Specialty Retail - 1.8%
   Home Depot, Inc. * ......................................   119,100     3,945
   Toys "R" Us, Inc. * .....................................   136,000     1,648
                                                                         -------
                                                                           5,593
Tobacco - 1.5%
   Altria Group, Inc. ......................................    47,100     2,140

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                        Market
                        Name of Issuer                       Shares     Value
---------------------------------------------------------   -------    --------
                                                                       (000's)
COMMON STOCK - Continued

Tobacco - Continued
   UST, Inc. * ..........................................    71,400    $  2,501
                                                                       --------
                                                                          4,641

Trading Companies & Distributors - 0.7%
   Genuine Parts Co. * ..................................    64,800       2,074

U.S. Government Agencies - 0.9%
   Federal National Mortgage Assoc. * ...................    39,200       2,644
                                                                       --------
                                      TOTAL COMMON STOCK-      95.1%    290,822

PREFERRED STOCK

Communications Equipment - 0.5%
   Lucent Technologies, Inc. ............................     1,535       1,539

Diversified Financials - 0.2%
   Ford Motor Co. Capital Trust II ......................    14,500         630
                                                                       --------
                                   TOTAL PREFERRED STOCK-       0.7%      2,169

                                                              Par
                                                             Value
                                                            -------
                                                            (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 2.1%
   State Street Navigator Securities
      Lending Portfolio .................................   $ 6,431       6,431

SHORT-TERM INVESTMENTS - 3.1%
   Investment in joint trading account
      (Note B)
   1.181% due 07/01/03 ..................................     9,349       9,349
                                                            -------     -------
                                       TOTAL INVESTMENTS-     101.0%    308,771
                     Payables, less cash and receivables-      (1.0)%    (2,996)
                                                            -------    --------
                                              NET ASSETS-     100.0%   $305,775
                                                            =======    ========

* Non-income producing security.

ADR-American Depository Receipt.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                          Market
                     Name of Issuer                             Shares    Value
-------------------------------------------------------------   ------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 0.4%
   Lockheed Martin Corp. ....................................    1,300    $   62
   Precision Castparts Corp. ................................    2,400        74
   Raytheon Co. * ...........................................    1,300        43
                                                                          ------
                                                                             179
Air Freight & Couriers - 0.1%
   Airborne, Inc. ...........................................    2,525        53

Auto Components - 0.8%
   Delphi Automotive Systems Corp. * ........................   20,700       179
   Johnson Controls, Inc. ...................................    1,300       111
   Visteon Corp. * ..........................................    9,429        65
                                                                          ------
                                                                             355
Automobiles - 1.4%
   General Motors Corp. * ...................................   16,100       580
   General Motors Corp. - Cl. H * ...........................    2,994        38
                                                                          ------
                                                                             618
Banks - 13.2%
   Bank Hawaii Corp. ........................................      407        13
   Bank of America Corp. * ..................................   20,188     1,595
   Bank One Corp. * .........................................    7,000       260
   BB&T Corp. * .............................................    5,838       200
   FleetBoston Financial Corp. ..............................    5,000       149
   Huntington Bancshares, Inc. * ............................    2,100        41
   JP Morgan Chase & Co. ....................................    6,400       219
   M & T Bank Corp. * .......................................    1,300       109
   National City Corp. * ....................................   13,100       429
   Popular, Inc. ............................................    1,100        42
   Regions Financial Corp. ..................................   12,200       412
   Silicon Valley Bancshares * ..............................    6,800       162
   SouthTrust Corp. * .......................................   12,087       329
   Suntrust Banks, Inc. * ...................................    8,300       493
   US Bancorp * .............................................   18,599       456
   Wachovia Corp. * .........................................   23,900       955
                                                                          ------
                                                                           5,864
Biotechnology - 0.9%
   Charles River Laboratories * .............................    1,300        42
   Chiron Corp. * ...........................................    2,300       101
   Gilead Sciences, Inc. * ..................................    4,285       238
   Invitrogen Corp. * .......................................    1,100        42
                                                                          ------
                                                                             423
Chemicals - 2.0%
   Dow Chemical Co. * .......................................    6,500       201
   Monsanto Co. .............................................   17,157       371
   PPG Industries, Inc. * ...................................    5,900       300
                                                                          ------
                                                                             872
Commercial Services & Supplies - 1.8%
   Avery Dennison Corp. * ...................................    1,800        91
   Convergys Corp. * ........................................    3,700        59
   Deluxe Corp. * ...........................................    5,040       226
   Factset Research Systems, Inc. ...........................      564    $   25
   H & R Block, Inc. * ......................................    1,577        68
   Republic Services, Inc. - Cl. A * ........................    9,100       206
   Waste Management, Inc. * .................................    4,900       118
                                                                          ------
                                                                             793
Communications Equipment - 1.1%
   Adtran, Inc. * ...........................................      311        16
   Advanced Fibre Communications, Inc. * ....................    5,200        84
   Motorola, Inc. ...........................................    3,317        31
   Qualcomm, Inc. * .........................................   10,032       359
                                                                          ------
                                                                             490
Computers & Peripherals - 4.1%
   Dell Computer Corp. * ....................................   12,582       402
   Hewlett-Packard Co. * ....................................   45,042       959
   Intel Corp. ..............................................    2,015        42
   International Business Machines Corp. ....................    4,200       347
   SanDisk Corp. * ..........................................    1,900        77
                                                                          ------
                                                                           1,827
Construction Materials - 0.4%
   Carlisle Cos., Inc. ......................................    3,100       131
   United States Steel Corp. * ..............................    3,700        60
                                                                          ------
                                                                             191
Diversified Financials - 10.9%
   Bear Stearns Cos., Inc. * ................................    4,950       358
   Capital One Financial Corp. ..............................    1,171        58
   Citigroup, Inc. * ........................................   34,500     1,477
   Countrywide Credit Industries, Inc. * ....................    4,721       328
   Lehman Brothers Holdings, Inc. ...........................    5,200       346
   Moody's Corp. * ..........................................    8,100       427
   Morgan Stanley, Dean Witter, Discover &
      Co ....................................................   12,224       523
   Nationwide Financial Services - Cl. A ....................   13,400       435
   Nuveen Investments, Inc. - Cl. A .........................    3,800       104
   Washington Mutual, Inc. * ................................    7,300       301
   Wells Fargo & Co. * ......................................    9,500       479
                                                                          ------
                                                                           4,836
Diversified Telecommunication Services - 6.6%
   Alltel Corp. * ...........................................      900        43
   AT&T Corp. * .............................................    8,708       168
   BellSouth Corp. * ........................................   16,400       437
   Nextel Communications, Inc. - Cl. A * ....................   15,698       284
   SBC Communications, Inc. * ...............................   28,400       725
   Sprint Corp. * ...........................................   28,600       412
   Verizon Communications * .................................   21,762       858
                                                                          ------
                                                                           2,927
Electric Utilities - 5.1%
   Allegheny Energy, Inc. * .................................   34,700       293
   Edison International * ...................................   30,700       504
   Entergy Corp. * ..........................................   10,400       549

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUSTI

June 30, 2003
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                         Market
                       Name of Issuer                           Shares    Value
-------------------------------------------------------------   ------   -------
                                                                         (000's)
COMMON STOCK - Continued

Electric Utilities - Continued
   Exelon Corp. * ...........................................      935    $   56
   Firstenergy Corp. * ......................................      600        23
   FPL Group, Inc. ..........................................    5,600       374
   PG & E Corp. * ...........................................   23,146       490
                                                                          ------
                                                                           2,289
Electrical Equipment - 1.1%
   American Power Conversion * ..............................    9,100       142
   Harris Corp. .............................................    7,064       212
   Tecumseh Products Co. - Cl. A ............................    1,500        58
   United Technologies Corp. * ..............................    1,200        85
                                                                          ------
                                                                             497
Electronic Equipment & Instruments - 1.1%
   Arrow Electronics, Inc. * ................................    4,100        63
   Avnet, Inc. ..............................................   12,000       152
   Ingram Micro, Inc. - Cl. A * .............................   23,221       255
                                                                          ------
                                                                             470
Energy Equipment & Services - 1.0%
   Halliburton Co. * ........................................   11,100       255
   Transocean Sedco Forex, Inc. * ...........................    8,940       197
                                                                          ------
                                                                             452
Food & Drug Retailing - 0.9%
   CVS Corp. ................................................    2,000        56
   Sysco Corp. * ............................................   10,944       329
                                                                          ------
                                                                             385
Food Products - 2.7%
   Archer Daniels Midland Co. * .............................   24,600       317
   Kraft Foods, Inc. - Cl. A ................................   15,500       504
   Tyson Foods, Inc. - Cl. A ................................   35,200       374
                                                                          ------
                                                                           1,195
Health Care Equipment & Supplies - 1.4%
   Applera Corporation - Applied Biosystems Group ...........    4,575        87
   Celgene Corp. * ..........................................    5,005       152
   Zimmer Holdings, Inc. * ..................................    8,929       402
                                                                          ------
                                                                             641
Health Care Providers & Services - 1.5%
   Healthnet, Inc. * ........................................    4,688       154
   McKesson HBOC, Inc. ......................................    2,700        97
   PacifiCare Health Systems, Inc. * ........................    8,460       417
                                                                          ------
                                                                             668
Household Products - 2.0%
   Clorox Co. * .............................................      764        33
   Procter & Gamble Co. * ...................................    9,600       856
                                                                          ------
                                                                             889
Insurance - 7.6%
   American Financial Group, Inc. ...........................    2,100        48
   American International Group, Inc. * .....................    4,915    $  271
   American National Insurance Co. ..........................    1,100        95
   CNA Financial Corp. * ....................................   12,400       305
   First American Financial Corp. ...........................    6,000       158
   Loews Corp. * ............................................   10,734       508
   MBIA, Inc. * .............................................    2,244       109
   Metlife, Inc. * ..........................................   17,100       484
   Principal Financial Group. * .............................   15,700       506
   Prudential Financial, Inc. * .............................   18,800       633
   The MONY Group, Inc. .....................................    3,700       100
   Travelers Property Casualty Corp. Cl. B *.................    9,428       149
                                                                          ------
                                                                           3,366
Media - 7.2%
   AOL Time Warner, Inc. * ..................................    5,900        95
   Comcast Corp. - Cl. A ....................................   18,255       551
   Cox Radio, Inc. - Cl. A * ................................    4,500       104
   EchoStar Communications Corp. - Cl. A *...................    6,940       240
   Fox Entertainment Group, Inc. - Cl. A *...................   16,300       469
   Hearst-Argyle Television, Inc. * .........................   11,700       303
   Liberty Media Corp. - Ser. A * ...........................   17,846       206
   McGraw-Hill Cos., Inc. ...................................      863        54
   Panamsat Corp. * .........................................    5,700       105
   The Walt Disney Co. * ....................................   13,000       257
   Viacom, Inc. - Cl. B * ...................................   18,400       803
                                                                          ------
                                                                           3,187
Multiline Retail - 2.3%
   J.C. Penney Co., Inc. * ..................................   27,235       459
   Saks, Inc. * .............................................   21,200       206
   Wal-Mart Stores, Inc. * ..................................    6,300       338
                                                                          ------
                                                                           1,003
Office Electronics - 0.2%
   Xerox Corp. * ............................................    9,600       102

Oil & Gas - 10.2%
   Burlington Resources, Inc. * .............................    4,002       216
   ChevronTexaco Corp. * ....................................    4,235       306
   Conoco Phillips ..........................................    7,373       404
   Exxon Mobil Corp. * ......................................   69,900     2,510
   Marathon Oil Corp. * .....................................    3,000        79
   Occidental Petroleum Corp. * .............................   16,000       537
   Sunoco, Inc. * ...........................................   11,648       440
   Valero Energy Corp. ......................................    1,000        36
                                                                          ------
                                                                           4,528
Paper & Forest Products - 0.2%
   Georgia-Pacific Corp. * ..................................    2,400        45
   International Paper Co. * ................................    1,200        43
                                                                          ------
                                                                              88
Personal Products - 1.7%
   Avon Products, Inc. ......................................    5,125       319
   Colgate-Palmolive Co. ....................................    2,300       133

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Personal Products - Continued
   Estee Lauder Cos., Inc. - Cl. A .........................     4,851   $   163
   Gillette Co. ............................................     2,278        72
   Perrigo Co. * ...........................................     3,300        52
                                                                         -------
                                                                             739
Pharmaceuticals - 0.9%
   American Pharmaceutical Partners, Inc * .................       290        10
   Forest Laboratories, Inc. * .............................       738        40
   Merck & Co., Inc. * .....................................     5,385       326
   Watson Pharmaceuticals, Inc. * ..........................       639        26
                                                                         -------
                                                                             402
Real Estate Investment Trust - 2.3%
   Equity Office Properties Trust * ........................    19,500       527
   Mack-Cali Realty LP * ...................................     4,731       172
   Prologis Trust ..........................................     7,900       216
   Regency Centers Corp. ...................................     2,500        87
   Simon Property Group, Inc. ..............................       469        18
                                                                         -------
                                                                           1,020
Road & Rail - 0.5%
   Union Pacific Corp. * ...................................     4,200       244

Semiconductor Equipment & Products - 0.3%
   Advanced Micro Devices, Inc. ............................    20,772       133

Software - 1.0%
   BMC Software, Inc. * ....................................     1,066        17
   Citrix Systems, Inc. ....................................     3,575        73
   Computer Associates International, Inc. * ...............     6,300       140
   Electronic Arts, Inc. * .................................       530        39
   Intuit, Inc. * ..........................................     1,700        76
   Oracle Corp. * ..........................................     6,529        79
   RSA Security, Inc. ......................................     4,000        43
                                                                         -------
                                                                             467
Specialty Retail - 2.6%
   AutoNation, Inc. * ......................................    26,300       413
   Blockbuster, Inc. - Cl. A ...............................     7,500       126
   Circuit City Stores, Inc. ...............................     1,568        14
   PetsMart, Inc. * ........................................     2,500        42
   Sherwin-Williams Co. * ..................................     8,167       220
   Staples, Inc. * .........................................    19,700       361
                                                                         -------
                                                                           1,176
Tobacco - 0.2%
   R.J. Reynolds Tobacco Holdings, Inc. ....................     3,013       112

Trading Companies & Distributors - 0.2%
   W.W. Grainger, Inc. * ...................................     1,500        70

Wireless Telecommunications Services - 0.8%
   AT&T Wireless Group * ...................................    13,304       109
   United States Cellular Corp. * ..........................    10,600       270
                                                                         -------
                                                                             379
                                                                         -------
                                         TOTAL COMMON STOCK-      98.7%   43,930

                                                                 Par      Market
                                                                Value      Value
                                                               -------   -------
                                                               (000's)   (000's)
SHORT-TERM INVESTMENTS - 0.7%

   Investment in joint repurchase agreement
      with Goldman Sachs & Co., 1.246% due 07/01/03 ........   $   300   $   300
                                                               -------   -------
                                          TOTAL INVESTMENTS-      99.4%   44,230
                        Cash and Receivables, less payables-       0.6%      272
                                                               -------   -------
                                                 NET ASSETS-     100.0%  $44,502
                                                               =======   =======

* Non-income producing security.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 1.1%
   General Dynamics Corp. * ................................     6,700   $   486
   Precision Castparts Corp. ...............................     8,200       255
   Raytheon Co. * ..........................................    17,800       584
                                                                         -------
                                                                           1,325
Air Freight & Couriers - 0.6%
   Fedex Corp. .............................................    12,100       751
Airlines - 0.5%
   Continental Airlines, Inc. - Cl. B * ....................    42,000       629

Auto Components - 1.7%
   American Axle & Manufacturing
   Holdings, Inc. * ........................................     4,300       103
   Dana Corp. ..............................................    13,200       152
   Johnson Controls, Inc. ..................................     5,200       445
   Lear Corp. * ............................................    29,400     1,353
                                                                         -------
                                                                           2,053
Banks - 12.1%
   Bank of America Corp. * .................................    32,700     2,584
   Bank One Corp. * ........................................    82,900     3,082
   Commerce Bancshares, Inc. ...............................    15,057       587
   Golden West Financial Corp. * ...........................    29,500     2,360
   Hibernia Corp. - Cl. A ..................................    21,600       392
   KeyCorp * ...............................................    54,600     1,380
   PNC Bank Corp. * ........................................    23,500     1,147
   UnionBanCal Corp. .......................................    49,000     2,027
   Wachovia Corp. * ........................................    30,400     1,215
                                                                         -------
                                                                          14,774
Beverages - 0.9%
   Constellation Brands, Inc. - Cl. A * ....................    34,800     1,093

Building Products - 0.9%
   Masco Corp. * ...........................................    47,900     1,142

Chemicals - 2.6%
   Dow Chemical Co. * ......................................    32,000       991
   E.I. du Pont de Nemours & Co. * .........................    29,400     1,224
   Rohm & Haas Co. .........................................    32,800     1,018
                                                                         -------
                                                                           3,233
Commercial Services & Supplies - 1.4%
   Alliance Data Systems Corp. * ...........................     4,900       115
   Cendant Corp. * .........................................    65,100     1,193
   Checkfree Corp. * .......................................    15,000       417
                                                                         -------
                                                                           1,725
Computers & Peripherals - 3.5%
   Hewlett-Packard Co. * ...................................    91,657     1,952
   International Business Machines Corp. ...................    27,900     2,302
                                                                         -------
                                                                           4,254
Construction Materials - 0.2%
   Toll Brothers, Inc. * ...................................     8,100       229

Diversified Financials - 13.3%
   Bear Stearns Cos., Inc. * ...............................     8,900   $   645
   Capital One Financial Corp. .............................    13,200       649
   Citigroup, Inc. * .......................................   151,566     6,487
   Countrywide Credit Industries, Inc. * ...................    10,200       710
   Goldman Sachs Group, Inc. ...............................     9,400       787
   Legg Mason, Inc. * ......................................    16,900     1,098
   Lehman Brothers Holdings, Inc. ..........................    20,600     1,369
   Merrill Lynch & Co., Inc. * .............................    64,600     3,016
   Wells Fargo & Co. * .....................................    28,400     1,431
                                                                         -------
                                                                          16,192
Diversified Telecommunication Services - 6.4%
   AT&T Corp. * ............................................    52,800     1,016
   Citizens Communications Co. * ...........................    47,300       610
   Qwest Communications International, Inc. ................   341,600     1,633
   SBC Communications, Inc. * ..............................    36,795       940
   Sprint Corp. * ..........................................    37,700       543
   Verizon Communications * ................................    76,400     3,014
                                                                         -------
                                                                           7,756
Electric Utilities - 5.3%
   Cinergy Corp. * .........................................    31,800     1,170
   Exelon Corp. * ..........................................    38,912     2,327
   FPL Group, Inc. .........................................    17,000     1,137
   Pinnacle West Capital Corp. * ...........................    21,600       809
   PPL Corp. ...............................................    23,400     1,006
                                                                         -------
                                                                           6,449
Electric/Gas - 1.3%
   Dominion Resources, Inc. ................................    24,600     1,581

Electrical Equipment - 0.4%
   United Technologies Corp. * .............................     6,400       453

Electronic Equipment & Instruments - 0.8%
   Intersil Holding Corp. * ................................    21,500       572
   Thermo Electron Corp. * .................................    20,100       423
                                                                         -------
                                                                             995
Energy Equipment & Services - 0.5%
   Halliburton Co. * .......................................    25,000       575

Food & Drug Retailing - 0.4%
   SuperValu, Inc. * .......................................    21,800       465

Food Products - 2.4%
   General Mills, Inc. * ...................................    29,100     1,380
   Kraft Foods, Inc. - Cl. A ...............................    46,800     1,523
                                                                         -------
                                                                           2,903
Gas Utilities - 0.5%
   Kinder Morgan, Inc. * ...................................    10,500       574

Health Care Equipment & Supplies - 0.6%
   Amerisource Bergen Corp. * ..............................     5,700       396
   Becton, Dickinson & Co. * ...............................     8,500       330
                                                                         -------
                                                                             726

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND

                                                                        Market
                      Name of Issuer                          Shares     Value
----------------------------------------------------------   -------   --------
                                                                        (000's)
COMMON STOCK - Continued

Health Care Providers & Services - 1.0%
   McKesson HBOC, Inc. ...................................    35,900   $  1,283
Household Products - 0.9%
   Procter & Gamble Co. * ................................    12,800      1,141
Insurance - 5.7%
   American International Group, Inc. * ..................    15,850        875
   Marsh & McLennan Cos., Inc. * .........................    24,500      1,251
   MBIA, Inc. * ..........................................    50,550      2,464
   St. Paul Cos., Inc. ...................................    39,900      1,457
   XL Capital, Ltd. - Cl. A * ............................    11,300        938
                                                                       --------
                                                                          6,985
Internet Software & Services - 0.2%
   VeriSign, Inc. * ......................................    18,900        261
Leisure Equipment & Products - 0.4%
   Eastman Kodak Co. * ...................................    16,600        454
Machinery - 1.0%
   Caterpillar, Inc. * ...................................     5,000        278
   ITT Industries, Inc. * ................................    14,100        923
                                                                       --------
                                                                          1,201
Media - 6.6%
   AOL Time Warner, Inc. * ...............................    94,800      1,525
   Comcast Corp. - Cl. A .................................    48,200      1,399
   E.W. Scripps Co. - Cl. A ..............................       200         18
   Gannett Co., Inc. * ...................................    12,900        991
   Interactive Corp. .....................................    33,500      1,325
   Lamar Advertising Co. * ...............................    17,400        613
   Liberty Media Corp. - Ser. A * ........................   187,000      2,162
                                                                       --------
                                                                          8,033
Metals & Mining - 0.8%
   Alcoa, Inc. * .........................................    40,000      1,020
Multiline Retail - 1.7%
   Costco Wholesale Corp. * ..............................    27,600      1,010
   Federated Department Stores, Inc. * ...................    10,300        380
   Target Corp. * ........................................    18,400        696
                                                                       --------
                                                                          2,086
Office Electronics - 0.6%
   Xerox Corp. * .........................................    73,100        774
Oil & Gas - 9.5%
   ChevronTexaco Corp. * .................................    11,400        823
   Conoco Phillips .......................................    20,485      1,122
   Exxon Mobil Corp. * ...................................   147,200      5,286
   Royal Dutch Petroleum Co. * ...........................    49,200      2,294
   Total Fina SA - ADR ...................................    27,700      2,100
                                                                       --------
                                                                         11,625
Paper & Forest Products - 1.6%
   Bowater, Inc. .........................................    32,800      1,228
Paper & Forest Products - Continued
   Weyerhaeuser Co. ......................................    12,600   $    681
                                                                       --------
                                                                          1,909
Personal Products - 0.4%
   Alberto-Culver Co. - Cl. B * ..........................     9,000        460
Pharmaceuticals - 3.3%
   Abbott Laboratories * .................................    19,400        849
   Eli Lilly & Co. * .....................................    27,200      1,876
   Schering-Plough Corp. * ...............................    68,600      1,276
                                                                       --------
                                                                          4,001
Real Estate Investment Trust - 2.9%
   D.R. Horton, Inc. * ...................................     8,200        230
   General Growth Properties .............................    20,000      1,249
   Kimco Realty Corp. ....................................    31,350      1,188
   Public Storage, Inc. ..................................    22,400        759
                                                                       --------
                                                                          3,426
Road & Rail - 0.6%
   Canadian National Railway Co. .........................    14,300        690
Tobacco - 2.1%
   Altria Group, Inc. ....................................    55,700      2,531
U.S. Government Agencies - 1.1%
   Federal Home Loan Mortgage Corp. ......................    26,800      1,361
                                                                       --------
                                       TOTAL COMMON STOCK-      97.8%   119,118

                                                               Par
                                                              Value
                                                             -------
                                                             (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 3.9%
   State Street Navigator Securities Lending
      Portfolio. .........................................   $ 4,850      4,850

SHORT-TERM INVESTMENTS

Investment in joint trading account
   (Note B) - 1.2%
   1.181% due 07/01/03 ...................................     1,416      1,416
U.S. Treasury - Bills - 0.1%
   1.03% due 09/04/03 ....................................        70         70
   1.123% due 07/10/03 ...................................        70         70
                                                                       --------
                                          TOTAL SHORT-TERM
                                              INVESTMENTS-       1.3%     1,556
                                                             -------   --------
                                        TOTAL INVESTMENTS-     103.0%   125,524
                      Payables, less cash and receivables-      (3.0)%   (3,671)
                                                             -------   --------
                                               NET ASSETS-     100.0%  $121,853
                                                             =======   ========

* Non-income producing security.

ADR-American Depository Receipt.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                                Par      Market
                      Name of Issuer                           Value      Value
-----------------------------------------------------------   -------   --------
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS

Banks- 1.2%
   United Bank National Association - Notes
   1.45% due 03/05/03 .....................................   $10,000   $ 10,000
Beverages- 1.4%
   Grand Metropolitan Corp. - Bonds
   1.392% due 01/06/04 ....................................    11,750     11,669
Diversified Financials- 2.2%
   BP Capital Markets plc - Notes
   1.295% due 03/08/04 ....................................    11,000     11,000
   General Electric Capital Corp. - Disc. Notes
   1.17% due 03/10/17 .....................................     7,000      7,000
                                                                        --------
                                                                          18,000
Finance- 2.8%
   Holmes Finance - Notes
   1.18% due 10/15/03 .....................................     4,000      4,000
   Jersey Puerto Morgan Chase & Co. - Notes
   1.39% due 12/29/03 .....................................    10,000     10,007
   Permanent Financing - Notes
   1.234% due 03/10/04 ....................................     9,500      9,500
                                                                        --------
                                                                          23,507
Insurance- 0.4%
   Monumental Life Insurance - Notes
   1.4% due 07/28/03 ......................................     3,000      3,000
U.S. Government Agencies- 27.0%
   Federal Home Loan Bank - Disc. Notes
   1.24% due 10/22/03 .....................................     9,000      8,965
   1.8% due 10/20/03 ......................................    10,000      9,944
   1.875% due 01/09/04 ....................................     8,000      8,000
   3.75% due 02/13/04 .....................................    10,000     10,145
   4.875% due 04/16/04 ....................................     1,600      1,645
   5.125% due 09/15/03 ....................................    12,500     12,597
   5.715% due 05/12/04 ....................................     9,200      9,545
   6.375% due 11/14/03 ....................................    11,000     11,206
   Federal Home Loan Mortgage Corp. - Disc.
      Notes
   0.89% due 10/31/03 .....................................    10,000      9,970
   1.0% due 03/15/04 ......................................     6,250      6,205
   1.1% due 11/07/03 ......................................     7,000      6,972
   1.26% due 02/26/04 .....................................    25,000     24,795
   3.75% due 04/15/04 .....................................    10,000     10,197
   Federal National Mortgage Assoc. - Disc.
      Notes
   0.9% due 08/20/03 ......................................    11,525     11,511
   1.1% due 04/02/04 ......................................    10,000      9,916
   1.17% due 03/05/04 .....................................     4,731      4,693
   1.235% due 02/06/04 ....................................    17,820     17,688
   1.385% due 12/12/03 ....................................    15,000     14,905
   1.545% due 11/14/03 ....................................    10,000      9,942
   1.55% due 09/19/03 .....................................     4,000      3,986
   4.75% due 11/14/03 .....................................    10,000     10,135
   5.625% due 05/14/04 ....................................   $ 9,500   $  9,864
                                                                        --------
                                                                         222,826
U.S. Governmental- 2.0% U.S. Treasury - Bills
   1.16% due 08/07/03 .....................................     5,000      4,994
   3.25% due 12/31/03 .....................................    11,000     11,105
                                                                        --------
                                                                          16,099
Whole Loan CMOs- 1.2%
   Holmes Financing plc - Notes
   1.14% due 04/15/04 .....................................    10,000     10,000
                                                                        --------
                               TOTAL PUBLICLY-TRADED BONDS-      38.2%   315,101

COMMERCIAL PAPER

Banks - 11.6%
   American Express Centurion Bank
   1.01% due 07/18/03 .....................................    24,000     24,000
   Danske Bank
   1.57% due 11/06/03 .....................................     9,000      9,000
   Lloyd's Bank plc
   1.255% due 08/20/03 ....................................    25,000     25,000
   Svenska Handelsbanken
   1.19% due 10/06/03 .....................................    18,000     18,003
   WestDeutsche Landesbank
   1.76% due 09/23/03 .....................................    20,000     20,000
                                                                        --------
                                                                          96,003
Beverages - 3.4%
   Anheuser Busch, Inc.
   1.17% due 07/01/03 .....................................    27,771     27,771
Commercial Services & Supplies - 0.6%
   Archer Daniels Midland Co.
   1.25% due 07/01/03 .....................................     5,000      5,000
Diversified Financials - 13.5%
   Allstate Financial Global
   1.406% due 12/20/03 ....................................    20,000     20,000
   General Electric Capital Corp.
   1.03% due 08/13/03 .....................................    10,000      9,988
   Merrill Lynch & Co.
   1.1% due 07/10/03 ......................................    20,000     19,995
   Montana Blanc Capital Corp.
   1.07% due 07/28/03 .....................................    18,000     17,986
   Societe General New York
   1.03% due 08/29/03 .....................................    25,000     24,999
   Toronto Dominion
   1.21% due 09/08/03 .....................................    18,000     18,000
                                                                        --------
                                                                         110,968

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                                Par      Market
                      Name of Issuer                           Value      Value
-----------------------------------------------------------   -------   --------
                                                              (000's)    (000's)
COMMERCIAL PAPER - Continued

Finance - 23.5%
   Apreco, Inc.
   1.04% due 07/28/03 .....................................   $18,000   $ 17,986
   Ciesco LP
   1.23% due 07/09/03 .....................................    18,000     17,995
   Clipper Receivables Corp. - Disc. Notes
   1.24% due 07/07/03 .....................................    18,000     17,996
   Corporate Asset Fund
   0.96% due 08/04/03 .....................................    15,000     14,986
   Edison Asset
   0.94% due 08/07/03 .....................................    20,000     19,981
   Eureka Securitization
   1.15% due 07/11/03 .....................................    20,000     19,994
   Galaxy Funding, Inc.
   0.95% due 08/21/03 .....................................    15,000     14,980
   Old Line Funding Corp.
   1.22% due 08/01/03 .....................................    10,000      9,990
   Preferred Receivables Funding
   1.2% due 07/09/03 ......................................    10,000      9,997
   UBS Finance, Inc.
   0.885% due 09/22/03 ....................................    20,200     20,159
   West Deutsche Lands
   1.35% due 01/27/04 .....................................    10,000     10,000
   Windmill Funding Corp.
   1.2% due 07/11/03 ......................................    20,000     19,993
                                                                        --------
                                                                         194,057
Health Care Equipment & Supplies - 2.4%
   Merck & Co.
   0.92% due 07/09/03 .....................................    20,000     19,996
Insurance - 4.8%
   Metlife, Inc.
   1.39% due 05/03/04 .....................................    20,000     19,999
   Travelers Insurance, Co.
   1.35% due 08/30/03 .....................................    20,000     20,000
                                                                        --------
                                                                          39,999
Pharmaceuticals - 1.8%
   Pfizer, Inc.
   1.2% due 07/10/03 ......................................    15,000     14,996
                                                                        --------
                                    TOTAL COMMERCIAL PAPER-      61.6%   508,790
                                                              -------   --------
                                         TOTAL INVESTMENTS-      99.8%   823,891
                       Cash and Receivables, less payables-       0.2%     1,297
                                                              -------   --------
                                                NET ASSETS-     100.0%  $825,188
                                                              =======   ========

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK

Air Freight & Couriers - 2.1%
   EGL, Inc. * .............................................   235,600   $ 3,581

Airlines - 1.4%
   JetBlue Airways Corp. * .................................    57,000     2,411

Banks - 3.0%
   Banknorth Group, Inc. * .................................    57,400     1,465
   City National Corp. .....................................    82,200     3,663
                                                                         -------
                                                                           5,128
Beverages - 2.4%
   Constellation Brands, Inc. - Cl. A * ....................   130,300     4,091

Biotechnology - 3.5%
   Abgenix, Inc. * .........................................    65,500       687
   Cambrex Corp. * .........................................    31,200       718
   Cephalon, Inc. * ........................................     8,000       329
   CV Therapeutics, Inc. * .................................    30,000       890
   Gene Logic, Inc. * ......................................    71,000       424
   Human Genome Sciences, Inc. * ...........................    65,000       827
   Incyte Pharmacuticals, Inc. .............................   112,000       520
   Regeneron Pharmaceuticals * .............................    30,000       473
   Ribapharm, Inc. * .......................................    72,000       464
   Vertex Pharmaceuticals, Inc. * ..........................    53,230       777
                                                                         -------
                                                                           6,109
Commercial Services & Supplies - 6.8%
   Catalina Marketing Corp. * ..............................   122,700     2,165
   Checkfree Corp. * .......................................    65,600     1,826
   Cooper Cos, Inc. ........................................    64,500     2,243
   ITT Educational Services, Inc. * ........................   122,800     3,592
   The Bisys Group, Inc. * .................................   110,500     2,030
                                                                         -------
                                                                          11,856
Communications Equipment - 4.7%
   3Com Corp. ..............................................   110,000       515
   Ciena Corp. * ...........................................   101,000       524
   Comverse Technology, Inc. * .............................   168,000     2,525
   Emulex Corp. * ..........................................    23,500       535
   Extreme Networks, Inc. * ................................    54,000       286
   Foundry Networks, Inc. * ................................    50,000       720
   Tekelec, Inc. * .........................................   267,000     3,017
                                                                         -------
                                                                           8,122
Construction & Engineering - 2.2%
   Beazer Homes USA, Inc. * ................................    45,400     3,791
Containers & Packaging - 2.5%
   Pactiv Corp. * ..........................................   221,700     4,370
Diversified Financials - 3.7%
   Countrywide Credit Industries, Inc. * ...................    22,600     1,572
   E*TRADE Group, Inc. * ...................................   248,100     2,109
   Legg Mason, Inc. * ......................................    43,300     2,812
                                                                         -------
                                                                           6,493
Diversified Telecommunication Services - 0.6%
   Nextel Communications, Inc. - Cl. A* ....................    60,000   $ 1,085
Electric Utilities - 1.1%
   Black Hills Corp. .......................................    60,500     1,857
Electrical Equipment - 1.3%
   Benchmark Electronics, Inc. * ...........................    72,700     2,236
Electronic Equipment & Instruments - 4.1%
   Asyst Technologies, Inc. * ..............................   115,000       769
   Cypress Semiconductor Corp. * ...........................    35,000       420
   Sanmina Corp. * .........................................   437,000     2,758
   Waters Corp. * ..........................................   109,400     3,187
                                                                         -------
                                                                           7,134
Food Products - 1.1%
   Hain Celestial Group, Inc. * ............................   118,200     1,890
Health Care Equipment & Supplies - 8.6%
   Advanced Medium Optics, Inc. * ..........................    75,400     1,286
   Celgene Corp. * .........................................    23,000       699
   Diagnostic Products Corp. ...............................    56,000     2,299
   Edwards Lifesciences Corp. * ............................   150,100     4,824
   Haemonetics Corp. * .....................................   110,500     2,066
   Henry Schein, Inc. * ....................................    39,900     2,088
   Respironics, Inc. * .....................................    44,900     1,685
                                                                         -------
                                                                          14,947
Health Care Providers & Services - 13.3%
   Albany Molecular Research, Inc. * .......................   310,570     4,690
   Amerigroup Corp. * ......................................    47,800     1,778
   Caremark Rx, Inc. * .....................................    73,800     1,895
   Healthnet, Inc. * .......................................    46,500     1,532
   Laboratory Corporation of America
      Holdings * ...........................................    29,700       896
   LifePoint Hospitals, Inc. * .............................    74,000     1,550
   Oxford Health Plans, Inc. * .............................    63,200     2,656
   Pharmaceutical Product
      Development, Inc. * ..................................   111,700     3,209
   Triad Hospitals, Inc. * .................................   193,000     4,790
                                                                         -------
                                                                          22,996
Hotels Restaurants & Leisure - 0.7%
   Darden Restaurants, Inc. * ..............................    64,150     1,218

Household Durables - 1.1%
   FreeMarkets, Inc. * .....................................   100,000       696
   Garmin, Ltd. ............................................     3,900       155
   Mohawk Industries, Inc. * ...............................    18,900     1,050
                                                                         -------
                                                                           1,901
Insurance - 3.4%
   Arthur J. Gallagher & Co. ...............................   122,300     3,326
   Providian Financial Corp. * .............................   281,400     2,606
                                                                         -------
                                                                           5,932

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH FUND

                                                                        Market
                        Name of Issuer                        Shares    Value
---------------------------------------------------------   --------   --------
                                                                        (000's)
COMMON STOCK - Continued

Internet Software & Services - 0.8%
   F5 Networks, Inc. * ..................................     36,000   $    606
   VeriSign, Inc. * .....................................     60,000        830
                                                                       --------
                                                                          1,436
IT Consulting & Services - 0.3%
   Trizetto Group, Inc. .................................     78,000        471
Leisure Equipment & Products - 1.2%
   Polaris Industries Inc. ..............................     33,300      2,045
Media - 0.3%
   Cox Radio, Inc. - Cl. A * ............................     25,000        578
Multiline Retail - 2.4%
   American Eagle Outfitters, Inc. * ....................    111,500      2,045
   Pacific Sunwear of California, Inc. * ................     89,100      2,146
                                                                       --------
                                                                          4,191
Oil & Gas - 3.3%
   Chesapeake Energy Corp. ..............................    377,100      3,809
   Swift Energy Co. * ...................................    177,900      1,957
                                                                       --------
                                                                          5,766
Pharmaceuticals - 2.8%
   King Pharmaceuticals, Inc. * .........................    132,200      1,951
   OSI Pharmaceuticals, Inc. * ..........................     20,000        644
   Watson Pharmaceuticals, Inc. * .......................     57,500      2,322
                                                                       --------
                                                                          4,917
Semiconductor Equipment & Products - 7.8%
   Cabot Microelectronics Corp. .........................     81,100      4,093
   Exar Corp. * .........................................     45,000        712
   Fairchild Semiconductor Corp. -
      Cl. A * ...........................................    218,100      2,790
   Integrated Circuit Systems, Inc. * ...................     75,500      2,373
    Lam Research Corp. * ................................     29,500        537
   Lattice Semiconductor Corp. * ........................    183,800      1,513
   Skyworks Solutions, Inc. .............................     71,000        481
   Teradyne, Inc. * .....................................     16,000        277
   Varian Semiconductor Equipment
      Assoc., Inc. ......................................     28,000        833
                                                                       --------
                                                                         13,609
Software - 4.1%
   Agile Software Corp. .................................     43,700        422
   Cadence Design Systems, Inc. * .......................    143,100      1,726
   Manhattan Assoc., Inc. * .............................     71,400      1,854
   Mercury Interactive Corp. * ..........................     13,500        521
   Siebel Systems, Inc. * ...............................    135,800      1,295
   Verity, Inc. * .......................................    105,500      1,336
                                                                       --------
                                                                          7,154
Specialty Retail - 7.6%
   Chicos Fas, Inc. * ...................................    130,000      2,737
   Guitar Center, Inc. ..................................     65,600      1,902
   Linens 'n Things, Inc. ...............................     22,000        519
   Michaels Stores, Inc. * ..............................    104,200   $  3,966
   O'Reilly Automotive, Inc. * ..........................    120,600      4,027
                                                                       --------
                                                                         13,151
Textiles & Apparel - 0.8%
   Liz Claiborne, Inc. * ................................     40,600      1,431
                                                                       --------
            TOTAL COMMON STOCK-                                 99.0%   171,897

                                                               Par
                                                              Value
                                                            --------
                                                             (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 20.9%
   State Street Navigator Securities
      Lending Portfolio .................................   $ 36,245     36,245

SHORT-TERM INVESTMENTS - 2.5%
   Investment in joint trading account
      (Note B)
      1.181% due 07/01/03 ...............................      4,469      4,469
                                                            --------   --------
            TOTAL INVESTMENTS-                                 122.4%   212,611
      Payables, less cash and receivables-                     (22.4)%  (38,942)
                                                            --------   --------
               NET ASSETS-                                     100.0%  $173,669
                                                            ========   ========

* Non-income producing security.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.0%
   Boeing Cap. Corp. - Sr. Notes
   7.1% due 09/27/05 .......................................    $  500    $  551
   Boeing Co.
   8.75% due 09/15/31 ......................................       230       317
   Lockheed Martin Corp.
   8.2% due 12/01/09 .......................................       200       253
   Lockheed Martin Corp. - Bonds
   8.5% due 12/01/29 .......................................       245       333
   Northrop-Grumman Corp. - Debs.
   7.75% due 03/01/16 ......................................        75        96
   Raytheon Co. - Notes
   6.75% due 08/15/07 ......................................       200       226
   United Technologies Corp. - Debs.
   8.875% due 11/15/19 .....................................        50        69
   United Technologies Corp. - Notes
   6.1% due 05/15/12 .......................................       180       208
   United Technology Corp.
   6.625% due 11/15/04 .....................................       200       213
                                                                          ------
                                                                           2,266

Airlines - 0.0%
   Union Pacific Corp. - Debs
   6.625% due 02/01/29 .....................................        85        96

Auto Components - 0.1%
   Visteon Corp. ...........................................
   7.95% due 08/01/05 ......................................       250       265

Auto Loan - 1.8%
   Aristar, Inc. - Sr. Notes
   6.5% due 11/15/03 .......................................       200       204
   Ford Motor Credit Co.
   6.125% due 01/09/06 .....................................       800       831
   Ford Motor Credit Co. - Bonds
   7.375% due 02/01/11 .....................................       250       258
   General Motors Acceptance Corp. - Notes
   6.125% due 09/15/06 .....................................       400       421
   7.75% due 01/19/10 ......................................       400       431
   8.0% due 11/01/31 .......................................       430       422
   GMAC Commercial Mortgaged Securities,
      Inc. - CTF - Ser. 1998-C1 Cl. A2
   6.7% due 05/15/30 .......................................       900     1,023
   Household Finance Corp. - Notes
   8.0% due 07/15/10 .......................................       350       434
   Household Finance Corp. - Sr. Unsub. Notes
   5.875% due 02/01/09 .....................................       280       312
   Toyota Motor Credit Corp. - Notes
   5.5% due 12/15/08 .......................................        60        68
                                                                          ------
                                                                           4,404

Automobiles - 0.9%
   Daimler Chrysler Auto Trust - Notes
   6.7% due 03/08/06 .......................................       400       418
   DaimlerChrysler NA Holding Co.
   7.2% due 09/01/09 .......................................       650       739
   Delphi Automotive Systems Corp. - Debs.
   7.125% due 05/01/29 .....................................    $   50    $   50
   Delphi Automotive Systems Corp. - Notes
   6.5% due 05/01/09 .......................................       200       215
   Ford Motor Co. - Bonds
   6.625% due 02/15/28 .....................................       350       292
   General Motors Corp. - Sr. Notes
   7.2% due 01/15/11 .......................................       500       504
                                                                          ------
                                                                           2,218

Banks - 4.1%
   African Development Bank - Sub. Notes
   6.875% due 10/15/15 .....................................        35        43
   Asian Development Bank - Bonds
   5.5% due 04/23/04 .......................................       270       280
   Bank of America Corp. - Sub. Notes
   7.8% due 02/15/10 .......................................       350       432
   Bank One Corp.
   7.875% due 08/01/10 .....................................       300       374
   Bank One Corp. - Notes
   6.875% due 08/01/06 .....................................     1,000     1,139
   Bank One Corp. - Sr. Notes
   5.625% due 02/17/04 .....................................       150       154
   BankAmerica Corp. - Sub. Notes
   6.5% due 03/15/06 .......................................       150       167
   Chase Manhattan Corp. - Sub. Notes
   7.125% due 02/01/07 .....................................       225       259
   Credit Suisse First Boston
   6.5% due 01/15/12 .......................................       400       459
   Credit Suisse First Boston, Inc. - Notes
   5.875% due 08/01/06 .....................................       500       553
   Fleet Boston Corp. - Sub. Notes
   7.375% due 12/01/09 .....................................       100       120
   Fleet Financial Group, Inc. - Sub. Debs.
   6.7% due 07/15/28 .......................................        75        85
   HSBC Holdings plc
   7.5% due 07/15/09 .......................................       150       183
   InterAmerican Development Bank - Debs.
   8.5% due 03/15/11 .......................................       200       269
   Intermediate American Development Bank -
      Bonds
   6.125% due 03/08/06 .....................................     1,300     1,452
   International Bank of Reconstruction &
      Development - Notes
   5.0% due 03/28/06 .......................................       750       817
   JP Morgan Chase & Co. - Notes
   5.25% due 05/30/07 ......................................     1,000     1,097
   Korea Development Bank - Bonds
   7.375% due 09/17/04 .....................................       120       127
   National City Bank of Pennsylvania - Sub.
      Notes
   7.25% due 10/21/11 ......................................        50        60
   NationsBank Corp. - Sub. Notes
   7.75% due 08/15/15 ......................................       400       511

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Banks - Continued
   Royal Bank of Scotland plc - Sub. Notes
   6.4% due 04/01/09 .......................................    $  150    $  173
   United Bank National Association of
      Minneapolis
   6.375% due 08/01/11 .....................................       325       379
   Wachovia Corp. - Notes
   4.95% due 11/01/06 ......................................       500       545
   Wachovia Corp. - Sub. Notes
   5.625% due 12/15/08 .....................................        75        85
                                                                          ------
                                                                           9,763
Beverages - 0.5%
   Anheuser Busch Cos., Inc.
   9.0% due 12/01/09 .......................................       470       627
   Coca-Cola Enterprises, Inc. - Debs.
   8.5% due 02/01/22 .......................................       100       136
   Fortune Brands, Inc. - Debs.
   7.875% due 01/15/23 .....................................       100       122
   Kellogg Co. - Debs. - Ser. B
   7.45% due 04/01/31 ......................................       100       127
   Pepsi Bottling Group, Inc. - Sr. Notes - Ser. B
   7.0% due 03/01/29 .......................................       100       122
   SuperValu, Inc. - Notes
   7.625% due 09/15/04 .....................................       150       158
                                                                          ------
                                                                           1,292
Chemicals - 0.2%
   E.I. Du Pont De Nemours
   6.5% due 01/15/28 .......................................       150       176
   Eastman Chemical - Debs.
   7.6% due 02/01/27 .......................................        50        59
   Morton International, Inc. - Debs.
   9.25% due 06/01/20 ......................................        40        56
   Rohm & Haas Co. - Notes
   7.4% due 07/15/09 .......................................        80        98
                                                                          ------
                                                                             389
Commercial Services & Supplies - 0.3%
   Electronic Data Systems Corp.
   7.125% due 10/15/09 .....................................       100       107
   First Data Corp. - Sr. Notes
   5.625% due 11/01/11 .....................................       400       443
   Honeywell International, Inc. - Notes
   7.5% due 03/01/10 .......................................        75        92
   John Deere Capital Corp. - Notes
   6.0% due 02/15/09 .......................................        60        67
                                                                          ------
                                                                             709
Communications Equipment - 0.3%
   Deutsche Telekom International Finance
   8.75% due 06/15/30 ......................................       300       382
   GTE Corp. - Debs.
   6.94% due 04/15/28 ......................................       100       114
   Motorola, Inc. - Notes
   6.75% due 02/01/06 ......................................    $  300    $  327
                                                                          ------
                                                                             823
Computers & Peripherals - 0.4%
   Hewlett - Packard Co. - Notes
   7.15% due 06/15/05 ......................................       200       221
   International Business Machines Corp. -
      Debs.
   7.0% due 10/30/25 .......................................       100       121
   International Business Machines Corp. -
      Notes
   4.25% due 09/15/09 ......................................       600       634
                                                                          ------
                                                                             976
Credit Card - 0.9%
   CitiFinancial Credit Co. - Notes
   5.9% due 09/01/03 .......................................       150       151
   MBNA Credit Card Master Note Trust - Ser.
      2002-1 Notes Cl. A
   4.95% due 06/15/09 ......................................     1,000     1,091
   MBNA Master Credit Card Trust II - Notes
   6.5% due 04/15/10 .......................................       400       462
   Standard Credit Card Master Trust
   8.25% due 01/07/07 ......................................       400       441
                                                                          ------
                                                                           2,145
Diversified Financials - 5.9%
   Bear Stearns Co., Inc.
   7.625% due 02/01/05 .....................................       250       274
   Chase Commercial Mortgage Securities Corp.
      - Ser. 200-2 CTF Cl. A2
   7.631% due 07/15/32 .....................................       300       368
   Citicorp Capital II
   8.015% due 02/15/27 .....................................       100       118
   Citigroup, Inc.
   7.25% due 10/01/10 ......................................       400       485
   Citigroup, Inc. - Notes
   6.625% due 01/15/28 .....................................       100       116
   Citigroup, Inc. - Sub. Notes
   5.875% due 02/22/33 .....................................       190       200
   Devon Financing Corp. United L C - Notes
   6.875% due 09/30/11 .....................................       400       469
   General Electric Capital Corp.
   6.0% due 06/15/12 .......................................       550       621
   6.125% due 02/22/11 .....................................     1,150     1,311
   Goldman Sachs Group, Inc. - Notes
   7.35% due 10/01/09 ......................................       500       608
   Hartford Financial Services Group, Inc. - Sr.
      Notes
   7.75% due 06/15/05 ......................................       150       166
   KFW International Finance, Inc. - Notes
   2.5% due 10/17/05 .......................................     2,000     2,039

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Diversified Financials - Continued
   KFW International Finance, Inc. - Sr. Notes
   5.25% due 06/28/06 ......................................    $  300   $   330
   Lehman Brothers Holdings, Inc. - Notes
   6.25% due 05/15/06 ......................................       500       559
   Lehman Brothers, Inc. - Sr. Sub. Notes
   7.5% due 08/01/26 .......................................       150       183
   Merrill Lynch & Co., Inc. - Notes
   8.0% due 06/01/07 .......................................       200       233
   Morgan Stanley Capital, Inc. - CTF 1998-
      WF1 Cl. A1
   6.25% due 03/15/30 ......................................       582       621
   Morgan Stanley Capital, Inc. - Pass Thru
      Certs. - Ser. 1999-RM1
   6.37% due 12/15/31 ......................................       902       988
   Morgan Stanley Group, Inc.
   6.1% due 04/15/06 .......................................     1,065     1,173
   6.75% due 04/15/11 ......................................       250       292
   Newcourt Credit Group, Inc. - Ser. B
   6.875% due 02/16/05 .....................................       100       107
   Salomon Brothers Mortgage Securities Inc. -
      Pass Thru Certs - Ser. 2000-C1 Cl. A2
   7.52% due 12/18/09 ......................................       300       364
   Sumitomo Bank International Finance NV -
      Notes
   8.5% due 06/15/09 .......................................       100       123
   Washington Mutual Capital I
   8.375% due 06/01/27 .....................................        60        71
   Washington Mutual Finance Corp. - Sr. Notes
   6.25% due 05/15/06 ......................................       300       332
   Wells Fargo & Co. - Notes
   6.625% due 07/15/04 .....................................       175       184
   Wells Fargo & Co. - Sub. Notes
   6.875% due 04/01/06 .....................................     1,100     1,245
   Wells Fargo Financial, Inc. - Sr. Notes
   4.875% due 06/12/07 .....................................       350       380
                                                                         -------
                                                                          13,960
Diversified Telecommunication Services - 1.7%
   AT&T Corp. - Notes
   6.5% due 03/15/13 .......................................       340       359
   Bell Canada
   7.75% due 04/01/06 ......................................       125       141
   Bellsouth Corp. - Notes
   6.875% due 10/15/31 .....................................       350       412
   BellSouth Telecommunications, Inc. - Debs.
   7.0% due 10/01/25 .......................................       100       119
   British Telecommunications PLC - Notes
   8.375% due 12/15/10 .....................................       200       253
   Cox Communications, Inc. - Debs.
   6.8% due 08/01/28 .......................................       250       280
   France Telecom SA - Notes
   6.85% due 10/15/04 ......................................       350       399
   10.0% due 03/01/31 ......................................       220       304
   Sprint Capital Corp.
   6.875% due 11/15/28 .....................................    $  150   $   151
   7.625% due 01/30/11 .....................................       300       342
   Telefonica Europe BV - Notes
   8.25% due 09/15/30 ......................................       100       131
   Verizon Global Funding Corp. - Notes
   7.25% due 12/01/10 ......................................       230       276
   Vodafone Group Plc
   7.75% due 02/15/10 ......................................       770       948
                                                                         -------
                                                                           4,115
Electric Utilities - 0.5%
   CalEnergy Co., Inc. - Bonds
   8.48% due 09/15/28 ......................................        60        79
   Cincinnati Gas & Electric Co. - Debs
   5.7% due 09/15/12 .......................................       300       330
   FirstEnergy Corp. - Notes - Ser. C
   7.375% due 11/15/31 .....................................        70        78
   Progress Energy, Inc. - Sr. Notes
   7.1% due 03/01/11 .......................................       500       582
                                                                         -------
                                                                           1,069
Electric/Gas - 0.5%
   Constellation Energy Group, Inc. - Notes
   7.0% due 04/01/12 .......................................       240       279
   Dominion Resources, Inc.
   8.125% due 06/15/10 .....................................       200       248
   Niagara Mohawk Power Corp.
   7.75% due 10/01/08 ......................................       200       239
   Ontario Hydro
   6.1% due 01/30/08 .......................................       100       115
   Tennessee Valley Authority
   6.75% due 11/01/25 ......................................       100       124
   Virginia Electric Power Co. - 1st Mtge.
   7.625% due 07/01/07 .....................................       150       177
                                                                         -------
                                                                           1,182
Finance - 0.4%
   Ameritech Capital Funding Corp.
   6.875% due 10/15/27 .....................................        60        70
   Anardarko Finance Co. - Sr. Notes
   6.75% due 05/01/11 ......................................       200       234
   Countrywide Funding Corp.
   5.5% due 02/01/07 .......................................       200       219
   Financing Corp.
   8.6% due 09/26/19 .......................................       150       218
   Massachusetts Special Purpose Trust - Ser.
      BEC-1 Cl. A5
   7.03% due 03/15/12 ......................................       150       181
                                                                         -------
                                                                             922
Food & Drug Retailing - 0.6%
   Albertson's, Inc. - Notes
   6.625% due 06/01/28 .....................................        50        52

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Food & Drug Retailing - Continued
   Albertson's, Inc. - Sr. Notes
   7.5% due 02/15/11 .......................................      $345    $  403
   Safeway, Inc.
   7.25% due 09/15/04 ......................................       150       159
   Safeway, Inc. - Notes
   5.8% due 08/15/12 .......................................       150       161
   The Kroger Co.
   8.05% due 02/01/10 ......................................       500       602
                                                                          ------
                                                                           1,377
Food Products - 0.5%
   Conagra, Inc. - Notes
   7.875% due 09/15/10 .....................................       250       315
   Conagra, Inc. - Debs.
   9.75% due 03/01/21 ......................................        75       106
   General Mills, Inc. - Notes
   6.0% due 02/15/12 .......................................       250       282
   Kraft Foods, Inc. - Notes
   4.625% due 11/01/06 .....................................       300       319
   Sara Lee Corp. - Notes
   6.25% due 09/15/11 ......................................       100       116
                                                                          ------
                                                                           1,138
Foreign Governmental - 2.2%
   Government of Canada
   5.25% due 11/05/08 ......................................       125       141
   Government of New Zealand - Debs.
   8.75% due 12/15/06 ......................................       120       144
   Hydro-Quebec
   8.4% due 01/15/22 .......................................       100       140
   Kingdom of Sweden - Debs.
   12.0% due 02/01/10 ......................................        75       108
   Malaysia - Bonds
   8.75% due 06/01/09 ......................................        50        64
   Manitoba Province Canada - Ser. BU
   9.625% due 12/01/18 .....................................       300       477
   Province of Newfoundland - Debs.
   9.0% due 10/15/21 .......................................        60        89
   Province of Ontario - Bonds
   6.0% due 02/21/06 .......................................       300       332
   Province of Quebec - Debs.
   7.5% due 07/15/23 .......................................       100       131
   Republic of Greece - Notes
   6.95% due 03/04/08 ......................................       405       478
   Republic of Italy - Debs.
   6.875% due 04/15/03 .....................................       460       581
   Republic of Korea - Unsub.
   8.875% due 04/15/08 .....................................       600       748
   Spain Kingdom
   7.0% due 07/19/05 .......................................       250       275
   United Mexican States - Notes
   9.875% due 02/01/10 .....................................       970     1,244
   United Mexican States - Notes Ser. A
   8.3% due 08/15/31 .......................................      $200    $  230
                                                                          ------
                                                                           5,182
Gas Utilities - 0.6%
   Keyspan Corp.
   7.25% due 11/15/05 ......................................       100       112
   National Rural Utilities Cooperative Finance -
      Notes
   5.75% due 08/28/09 ......................................       700       775
   Sempra Energy - Notes
   6.0% due 02/01/13 .......................................       400       441
   Sempra Energy - Sr. Notes
   6.8% due 07/01/04 .......................................       100       105
                                                                          ------
                                                                           1,433
Health Care Equipment & Supplies - 0.3%
   Abbott Laboratories - Notes
   5.625% due 07/01/06 .....................................       250       277
   Bristol Myers Squibb Co. - Notes
   5.75% due 10/01/11 ......................................       300       334
   Eli Lilly & Co. - Notes
   7.125% due 06/01/25 .....................................        80       101
                                                                          ------
                                                                             712
Home Equity Loan - 0.1%
   Countrywide Home Loan Corp.
   6.25% due 04/15/09 ......................................       250       287
Hotels Restaurants & Leisure - 0.0%
   McDonald's Corp. - Sub. Debs.
   7.31% due 09/15/27 ......................................        60        65
Insurance - 0.4%
   Aetna Inc.
   7.625% due 08/15/26 .....................................       100       122
   Allstate Corp.
   7.2% due 12/01/09 .......................................       450       545
   Hartford Life, Inc. - Debs.
   7.65% due 06/15/27 ......................................        50        60
   Torchmark, Inc. - Debs.
   8.25% due 08/15/09 ......................................       100       121
   Travelers Property Casualty Corp. - Sr. Notes
   7.75% due 12/19/29 ......................................        50        62
                                                                          ------
                                                                             910
Machinery - 0.0%
   Caterpillar, Inc. - Debs.
   8.0% due 02/15/23 .......................................        50        65
Media - 1.5%
   AOL Time Warner, Inc.
   7.625% due 04/15/31 .....................................        75        86
   Clear Channel Communications, Inc.
   7.65% due 09/15/10 ......................................       400       481

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par     Market
                       Name of Issuer                           Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Media - Continued
   Comcast Cable Communications - Notes
   8.875% due 05/01/17 .....................................    $   75    $  100
   News America Holdings, Inc. - Debs.
   7.7% due 10/30/25 .......................................       100       118
   News America Holdings, Inc. - Sr. Debs.
   7.75% due 01/20/24 ......................................       180       209
   TCI Communications, Inc. - Sr. Notes
   7.125% due 02/15/28 .....................................        70        77
   The Walt Disney Co. - Sr. Notes
   6.75% due 03/30/06 ......................................     1,000     1,114
   Time Warner Entertainment, Inc. - Sr. Notes
   8.375% due 07/15/33 .....................................       200       259
   Time Warner, Inc. - Notes
   7.75% due 06/15/05 ......................................       600       659
   Viacom, Inc.
   7.875% due 07/30/30 .....................................        50        65
   Viacom, Inc. - Sr. Notes
   7.75% due 06/01/05 ......................................       350       390
                                                                          ------
                                                                           3,558
Metals & Mining - 0.2%
   ALCOA, Inc. - Notes
   7.375% due 08/01/10 .....................................       200       242
   Noranda, Inc. - Debs.
   7.0% due 07/15/05 .......................................       200       212
                                                                          ------
                                                                             454
Multi-Utilities - 0.2%
   Alabam Power Co. - Sr. Notes
   5.7% due 02/15/33 .......................................       250       261
   Alabama Power Co. - Sr. Notes
   5.5% due 10/15/17 .......................................       100       110
   Duke Energy Co.
   6.75% due 08/01/25 ......................................       100       102
   United Utilities plc - Notes
   6.875% due 08/15/28 .....................................       100       110
                                                                          ------
                                                                             583
Multiline Retail - 0.6%
   Dayton Hudson Corp. - Debs.
   6.75% due 01/01/28 ......................................        25        29
   Federated Department Stores, Inc.
   6.625% due 04/01/11 .....................................       200       230
   May Department Stores Co. - Notes
   7.625% due 08/15/13 .....................................       300       369
   Sears Roebuck Acceptance Corp. - Debs.
   6.875% due 10/15/17 .....................................       230       262
   Target Corp. - Notes
   7.5% due 08/15/10 .......................................       100       123
   Wal Mart Stores, Inc.
   7.55% due 02/15/30 ......................................       230       304
   Wal-Mart Stores, Inc. - Debs.
   6.75% due 10/15/23 ......................................       100       117
                                                                          ------
                                                                           1,434
Oil & Gas - 0.8%
   Burlington Resources, Inc - Debs.
   9.125% due 10/01/21 .....................................    $   90    $  122
   Chevron Texaco Capital Co. - Notes
   3.5% due 09/17/07 .......................................       600       624
   Conoco, Inc. - Sr. Notes
   6.95% due 04/15/29 ......................................       390       469
   Norsk Hydro A/S
   7.25% due 09/23/27 ......................................        75        93
   Occidental Petroleum Corp. - Debs.
   7.2% due 04/01/28 .......................................        40        49
   Phillips Petroleum Co. - Debs.
   6.65% due 07/15/18 ......................................        50        61
   Tosco Corp. - Debs.
   7.8% due 01/01/27 .......................................       100       128
   Tosco Corp. - Notes
   7.625% due 05/15/06 .....................................       115       130
   Trans-Canada Pipelines
   7.7% due 06/15/29 .......................................       100       128
   Union Oil Co. of California
   7.5% due 02/15/29 .......................................        60        72
                                                                          ------
                                                                           1,876
Other Mortgages - 1.0%
   Chase Commercial & Mortgage Securities
      Corp. - Ser. 1997-2 Pass Thru Certs Cl. A2
   6.6% due 12/19/29 .......................................       500       565
   LB Commercial Conduit Mortgage Trust -
      Ser. 1999-C2 Pass Thru Cert. Cl. A2
   7.325% due 09/15/09 .....................................       400       482
   LU UBS Commercial Mortgage Trust - Ser.
      2000-C5 Pass Thru Cert. Cl. A1
   6.41% due 01/15/10 ......................................       620       688
   Salomon Brothers Commercial & Mortgage
      Trust - Ser. 2000-C3 Pass Thru Certs Cl. A2
   6.592% due 12/18/33 .....................................       500       584
                                                                          ------
                                                                           2,319
Paper & Forest Products - 0.8%
   Champion International Corp. - Debs.
   7.35% due 11/01/25 ......................................        50        57
   International Paper Co. - Notes
   6.75% due 09/01/11 ......................................       250       289
   MeadWestvaco Corp. - Notes
   6.85% due 04/01/12 ......................................       700       808
   Westvaco Corp. - Notes
   7.1% due 11/15/09 .......................................        35        40
   Weyerhaeuser Co.
   7.125% due 07/15/23 .....................................       130       144
   Weyerhaeuser Co. - Notes
   6.125% due 03/15/07 .....................................       450       498
                                                                          ------
                                                                           1,836

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Personal Products - 0.4%
   Gillette Co. - Notes
   4.0% due 06/30/05 .......................................    $  500    $  525
   Procter & Gamble Co. - Debs.
   6.45% due 01/15/26 ......................................       100       117
   Unilever Capital
   7.125% due 11/01/10 .....................................       200       242
                                                                          ------
                                                                             884
Real Estate Investment Trust - 0.5%
   EOP Operating LP - Notes
   6.8% due 01/15/09 .......................................       150       173
   EOP Operating, Ltd. Partenership - Notes
   7.0% due 07/15/11 .......................................       250       290
   Simon Property Group Puerto - Notes
   6.375% due 11/15/07 .....................................       700       781
   Spieker Properties, Inc. - Debs.
   7.5% due 10/01/27 .......................................        40        44
                                                                          ------
                                                                           1,288
Road & Rail - 0.7%
   Burlington Northern Railroad Company
   6.125% due 03/15/09 .....................................       150       172
   Canadian National Railway Co. - Notes
   6.375% due 10/15/11 .....................................       300       349
   CSX Corp. - Debs.
   7.45% due 05/01/07 ......................................       125       146
   Norfolk Southern Corp. - Notes
   7.35% due 05/15/07 ......................................       855       996
                                                                          ------
                                                                           1,663
Telephone - 0.1%
   Alltel Corp. - Sr. Notes
   7.6% due 04/01/09 .......................................       100       121
   New York Telephone Co. - Debs.
   7.25% due 02/15/24 ......................................       100       105
                                                                          ------
                                                                             226
U.S. Government Agencies - 43.6%
   Federal Home Loan Bank - Disc. Notes
   5.125% due 03/06/06 .....................................     1,400     1,524
   Federal Home Loan Bank - Notes
   4.625% due 04/15/05 .....................................     2,300     2,433
   Federal Home Loan Bank - Sr. Notes
   5.8% due 09/02/08 .......................................       225       259
   Federal Home Loan Mortgage Corp. - Bonds
   5.0% due 01/01/18 .......................................     1,142     1,181
   5.0% due 02/01/18 .......................................     1,899     1,963
   5.0% due 03/01/18 .......................................       483       499
   5.5% due 06/01/16 .......................................       366       380
   5.5% due 03/01/17 .......................................       305       317
   5.5% due 06/01/17 .......................................       356       369
   5.5% due 01/01/18 .......................................       523       543
   5.5% due 01/01/18 .......................................       243       252
   5.5% due 02/01/23 .......................................    $  720    $  746
   5.5% due 04/01/32 .......................................       257       266
   5.5% due 01/01/33 .......................................     1,047     1,081
   5.5% due 02/01/33 .......................................       988     1,020
   5.5% due 04/01/33 .......................................     1,596     1,649
   6.0% due 08/01/14 .......................................       302       314
   6.0% due 10/01/14 .......................................       292       304
   6.0% due 07/01/16 .......................................       276       287
   6.0% due 11/01/16 .......................................       126       131
   6.0% due 02/01/17 .......................................       293       304
   6.0% due 02/01/17 .......................................       283       294
   6.0% due 06/01/22 .......................................       362       375
   6.0% due 05/01/29 .......................................       412       427
   6.0% due 08/01/29 .......................................       422       438
   6.0% due 07/01/31 .......................................       263       273
   6.0% due 01/01/32 .......................................       310       321
   6.0% due 01/01/32 .......................................       658       682
   6.0% due 02/01/32 .......................................       823       853
   6.0% due 02/01/32 .......................................       651       675
   6.0% due 11/01/32 .......................................       788       820
   6.0% due 12/01/32 .......................................       905       938
   6.0% due 02/01/33 .......................................       300       311
   6.5% due 11/01/15 .......................................       125       132
   6.5% due 07/01/16 .......................................       222       233
   6.5% due 11/01/16 .......................................       261       274
   6.5% due 05/01/17 .......................................       133       139
   6.5% due 01/01/21 .......................................        94        98
   6.5% due 06/01/21 .......................................       280       293
   6.5% due 09/01/28 .......................................       138       144
   6.5% due 06/01/29 .......................................        26        27
   6.5% due 07/01/29 .......................................        44        46
   6.5% due 07/01/29 .......................................       312       325
   6.5% due 11/01/30 .......................................       105       109
   6.5% due 12/01/30 .......................................       108       112
   6.5% due 03/01/31 .......................................       427       445
   6.5% due 05/01/31 .......................................       524       545
   6.5% due 05/01/31 .......................................       529       550
   6.5% due 07/01/31 .......................................        66        69
   6.5% due 11/01/31 .......................................       287       299
   6.5% due 11/01/31 .......................................       209       218
   6.5% due 12/01/31 .......................................     1,009     1,050
   6.5% due 04/01/32 .......................................       263       274
   6.5% due 05/01/32 .......................................       197       205
   6.5% due 08/01/32 .......................................       440       458
   7.0% due 02/01/16 .......................................        99       105
   7.0% due 04/01/17 .......................................       329       349
   7.0% due 04/01/29 .......................................       322       338
   7.0% due 02/01/30 .......................................       313       328
   7.0% due 04/01/31 .......................................       125       131
   7.0% due 05/01/31 .......................................        52        55
   7.0% due 05/01/31 .......................................        56        58
   7.0% due 07/01/31 .......................................        83        87
   7.0% due 08/01/31 .......................................       203       212
   7.0% due 04/01/32 .......................................       410       430

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   7.1% due 04/10/07 .......................................    $2,500    $2,948
   7.5% due 02/01/16 .......................................        46        49
   7.5% due 09/01/30 .......................................        34        37
   7.5% due 11/01/30 .......................................       154       163
   7.5% due 03/01/32 .......................................       259       275
   8.0% due 02/01/30 .......................................        74        80
   8.0% due 09/01/30 .......................................        77        82
   8.5% due 10/01/31 .......................................        75        81
   Federal Home Loan Mortgage Corp. - Debs.
   4.5% due 08/15/04 .......................................     1,600     1,659
   5.75% due 04/15/08                                            2,500     2,857
   6.0% due 06/15/11 .......................................     1,000     1,168
   6.875% due 01/15/05 .....................................     1,400     1,519
   7.0% due 07/15/05 .......................................     4,855     5,395
   Federal Home Loan Mortgage Corp. - Notes
   5.0% due 11/01/07 .......................................       248       256
   5.0% due 10/01/09 .......................................       273       282
   6.0% due 01/01/09 .......................................       186       191
   Federal National Mortgage Assoc. - Bonds
   5.0% due 12/01/17 .......................................       703       728
   5.0% due 04/01/18 .......................................     1,177     1,217
   5.0% due 06/01/18 .......................................       500       517
   5.0% due 03/01/23 .......................................     1,265     1,309
   5.0% due 06/01/33 .......................................       450       458
   5.5% due 03/01/16 .......................................        92        96
   5.5% due 04/01/16 .......................................        63        66
   5.5% due 02/01/17 .......................................       468       486
   5.5% due 04/01/17 .......................................       231       240
   5.5% due 07/01/17 .......................................       473       492
   5.5% due 09/01/17 .......................................       378       392
   5.5% due 09/01/17 .......................................       431       448
   5.5% due 01/01/32 .......................................     1,179     1,221
   5.5% due 01/01/32 .......................................       185       192
   5.5% due 12/01/32 .......................................       702       727
   5.5% due 02/01/33 .......................................       705       729
   5.5% due 03/01/33 .......................................       540       560
   5.5% due 04/01/33 .......................................     1,681     1,740
   5.5% due 04/01/33 .......................................     1,191     1,233
   6.0% due 05/01/14 .......................................        83        86
   6.0% due 02/01/16 .......................................       209       218
   6.0% due 03/01/17 .......................................       182       190
   6.0% due 03/01/17 .......................................       711       742
   6.0% due 08/01/17 .......................................       338       353
   6.0% due 01/01/29 .......................................       383       398
   6.0% due 03/01/29 .......................................       426       443
   6.0% due 08/01/30 .......................................       465       484
   6.0% due 06/01/31 .......................................       385       400
   6.0% due 07/01/31 .......................................       182       190
   6.0% due 11/01/31 .......................................       641       667
   6.0% due 01/01/32 .......................................       710       738
   6.0% due 02/01/32 .......................................       240       249
   6.0% due 03/01/32 .......................................       417       434
   6.0% due 03/01/32 .......................................       320       333
   6.0% due 04/01/32 .......................................       438       455
   6.0% due 10/01/32 .......................................    $  966    $1,005
   6.0% due 12/01/32 .......................................       450       468
   6.0% due 05/01/33 .......................................       979     1,018
   6.125% due 03/15/12 .....................................     1,000     1,179
   6.5% due 02/01/15 .......................................        82        86
   6.5% due 07/01/16 .......................................        93        98
   6.5% due 07/01/16 .......................................       379       400
   6.5% due 03/01/22 .......................................       373       392
   6.5% due 11/01/29 .......................................       196       204
   6.5% due 12/01/30 .......................................       103       107
   6.5% due 01/01/31 .......................................        30        32
   6.5% due 02/01/31 .......................................        80        83
   6.5% due 02/01/31 .......................................        89        93
   6.5% due 02/01/31 .......................................       130       136
   6.5% due 02/01/31 .......................................       165       172
   6.5% due 02/01/31 .......................................       188       197
   6.5% due 05/01/31 .......................................        87        91
   6.5% due 05/01/31 .......................................       400       417
   6.5% due 07/01/31 .......................................       169       176
   6.5% due 08/01/31 .......................................       154       161
   6.5% due 10/01/31 .......................................       385       402
   6.5% due 12/01/31 .......................................       399       416
   6.5% due 02/01/32 .......................................       429       447
   6.5% due 04/01/32 .......................................       652       680
   6.5% due 04/01/32 .......................................       133       139
   6.5% due 04/01/32 .......................................       268       280
   6.5% due 04/01/32 .......................................       272       284
   6.5% due 05/01/32 .......................................       133       139
   6.5% due 05/01/32 .......................................       959     1,000
   6.5% due 07/01/32 .......................................       570       594
   6.5% due 07/01/32 .......................................       654       682
   6.5% due 07/25/33 .......................................       200       211
   7.0% due 12/01/15 .......................................       152       161
   7.0% due 03/01/16 .......................................        97       103
   7.0% due 01/01/30 .......................................       241       254
   7.0% due 02/01/31 .......................................       241       254
   7.0% due 04/01/31 .......................................        64        67
   7.0% due 05/01/31 .......................................       242       255
   7.0% due 08/01/31 .......................................       400       421
   7.0% due 12/01/31 .......................................       397       418
   7.0% due 02/01/32 .......................................       289       305
   7.0% due 05/01/32 .......................................       198       208
   7.0% due 10/01/32 .......................................       348       367
   7.125% due 01/15/30 .....................................       709       920
   7.25% due 05/15/30 ......................................       150       198
   7.5% due 10/01/15 .......................................        90        96
   7.5% due 09/01/30 .......................................       174       185
   7.5% due 09/01/30 .......................................       134       143
   7.5% due 11/01/30 .......................................        38        40
   7.5% due 06/01/31 .......................................       206       220
   7.5% due 06/01/31 .......................................        62        66
   7.5% due 08/01/31 .......................................       197       209
   8.0% due 08/01/30 .......................................        72        78
   8.0% due 09/01/31 .......................................       322       347

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                                Par      Market
                       Name of Issuer                          Value      Value
-----------------------------------------------------------   -------   --------
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   8.5% due 09/01/30 ......................................    $   62   $     67
   Federal National Mortgage Assoc. - Debs.
   6.25% due 05/15/29 .....................................     1,165      1,364
   6.375% due 06/15/09 ....................................       800        947
   Federal National Mortgage Assoc. - Notes
   4.75% due 11/14/03 .....................................       175        177
   5.0% due 01/15/07 ......................................     2,400      2,642
   5.5% due 01/01/09 ......................................       242        249
   5.75% due 06/15/05 .....................................     1,000      1,084
   6.0% due 10/01/12 ......................................       272        284
   6.625% due 09/15/09 ....................................       750        900
   Government National Mortgage Assoc. -
      Bonds
   5.5% due 11/15/32 ......................................     1,393      1,453
   5.5% due 03/15/33 ......................................       797        832
   6.0% due 04/15/17 ......................................       200        210
   6.0% due 07/15/29 ......................................       229        241
   6.0% due 05/15/31 ......................................       252        264
   6.0% due 02/15/32 ......................................       362        380
   6.0% due 04/15/32 ......................................       407        427
   6.0% due 11/15/32 ......................................       851        893
   6.0% due 01/15/33 ......................................       453        475
   6.5% due 01/15/16 ......................................        61         64
   6.5% due 05/15/28 ......................................       430        452
   6.5% due 05/15/29 ......................................       461        485
   6.5% due 04/15/31 ......................................       242        255
   6.5% due 05/15/31 ......................................       208        218
   6.5% due 05/15/31 ......................................       177        186
   6.5% due 08/15/31 ......................................       264        277
   6.5% due 01/15/32 ......................................       614        644
   6.5% due 05/15/32 ......................................       364        383
   6.5% due 05/15/32 ......................................       184        193
   7.0% due 08/15/29 ......................................       228        242
   7.0% due 12/15/30 ......................................       465        492
   7.0% due 03/15/31 ......................................       528        558
   7.0% due 06/15/31 ......................................       108        114
   7.0% due 08/15/31 ......................................       200        212
   7.0% due 09/15/31 ......................................       321        340
   7.0% due 05/15/32 ......................................       269        284
   7.5% due 08/15/29 ......................................       282        299
   7.5% due 02/15/30 ......................................        40         43
   7.5% due 09/15/30 ......................................       206        219
   7.5% due 01/15/31 ......................................        35         37
   7.5% due 06/15/32 ......................................       442        470
   8.0% due 02/15/31 ......................................       229        247
   8.0% due 04/15/31 ......................................       308        332
   8.0% due 07/15/31 ......................................         7          8
   8.0% due 11/15/31 ......................................       177        191
   8.5% due 09/15/30 ......................................        28         30
   9.0% due 01/15/31 ......................................        75         82
                                                                        --------
                                                                         103,990
U.S. Governmental - 21.1%
   U.S. Treasury - Bonds
   5.375% due 02/15/31 ....................................    $   95   $    107
   5.5% due 08/15/28 ......................................     1,470      1,653
   6.125% due 11/15/27 ....................................       520        633
   6.125% due 08/15/29 ....................................       800        977
   6.25% due 05/15/30 .....................................     1,200      1,494
   6.5% due 11/15/26 ......................................       300        381
   6.625% due 02/15/27 ....................................       995      1,280
   6.75% due 08/15/26 .....................................     1,075      1,401
   7.5% due 11/15/16 ......................................       500        679
   8.125% due 08/15/21 ....................................     1,660      2,427
   8.75% due 08/15/20 .....................................     1,400      2,144
   8.875% due 08/15/17 ....................................     1,200      1,815
   9.125% due 05/15/09 ....................................       750        802
   10.375% due 11/15/12 ...................................     4,800      6,394
   11.25% due 02/15/15 ....................................       260        443
   11.625% due 11/15/04 ...................................     2,000      2,284
   11.75% due 02/15/10 ....................................       250        292
   11.75% due 11/15/14 ....................................       465        703
   12.0% due 08/15/13 .....................................     1,000      1,453
   13.25% due 05/15/14 ....................................     1,200      1,878
   U.S. Treasury - Notes
   3.25% due 08/15/07 .....................................     6,225      6,497
   4.625% due 05/15/06 ....................................       300        325
   4.75% due 11/15/08 .....................................       200        222
   5.0% due 02/15/11 ......................................       350        393
   5.0% due 08/15/11 ......................................       285        320
   5.25% due 05/15/04 .....................................     1,000      1,037
   5.5% due 02/15/08 ......................................       500        570
   5.625% due 05/15/08 ....................................     2,680      3,072
   6.5% due 10/15/06 ......................................     2,550      2,930
   6.75% due 05/15/05 .....................................     2,500      2,753
   7.0% due 07/15/06 ......................................       450        520
   7.5% due 02/15/05 ......................................     1,000      1,101
   7.875% due 11/15/04 ....................................     1,150      1,255
                                                                        --------
                                                                          50,235
Wireless Telecommunications Services - 0.2%
   AT&T Wireless, Inc. - Sr. Notes
   7.875% due 03/01/11 ....................................       300        354
                                                                        --------
                               TOTAL PUBLICLY-TRADED BONDS-      95.9%   228,463

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 3.6%
   State Street Navigator Securities Lending
      Portfolio ...........................................     8,488      8,488

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                               Par      Market
                       Name of Issuer                         Value     Value
----------------------------------------------------------   -------   --------
                                                             (000's)    (000's)
SHORT-TERM INVESTMENTS - 3.0%
Investment in joint trading account (Note B)
   1.181% due 07/01/03 ...................................    $7,478   $  7,478
                                                              ------   --------
                                        TOTAL INVESTMENTS-     102.5%   244,429
                      Payables, less cash and receivables-      (2.5)%   (6,052)
                                                              ======   =======
                                               NET ASSETS-     100.0%  $238,377

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
LARGE CAP AGGRESSIVE GROWTH FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------    ------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 2.1%
   Boeing Co. * ............................................     1,600    $   55
   General Dynamics Corp. * ................................     2,475       180
   Lockheed Martin Corp. ...................................     4,800       228
   Precision Castparts Corp. ...............................     2,700        84
                                                                          ------
                                                                             547
Air Freight & Couriers - 2.2%
   Expeditors International of Washington,
      Inc. .................................................     3,190       110
   United Parcel Service, Inc. - Cl. B .....................     7,200       459
                                                                          ------
                                                                             569
Airlines - 2.4%
   Ryanair Holdings plc - ADR * ............................     7,000       314
   Southwest Airlines Co. ..................................    17,790       306
                                                                          ------
                                                                             620
Automobiles - 1.1%
   Harley-Davidson, Inc. * .................................     3,800       151
   Winnebago Industries, Inc. * ............................     3,500       133
                                                                          ------
                                                                             284
Banks - 5.0%
   Bank of New York Co., Inc. * ............................    23,400       673
   Fifth Third Bancorp * ...................................     2,300       132
   M & T Bank Corp. * ......................................     1,555       131
   Northern Trust Corp. ....................................     8,900       372
                                                                          ------
                                                                           1,308
Chemicals - 1.4%
   Praxair, Inc. * .........................................     1,500        90
   Sigma-Aldrich Corp. * ...................................     5,005       271
                                                                          ------
                                                                             361
Commercial Services & Supplies - 4.4%
   Apollo Group, Inc. - Cl. A * ............................     2,650       164
   Cendant Corp. * .........................................    12,865       236
   Ecolab, Inc. * ..........................................     3,800        97
   Fiserv, Inc. * ..........................................     6,170       220
   Paychex, Inc. ...........................................     8,510       249
   Robert Half International, Inc. * .......................     7,890       150
   Stericycle, Inc. * ......................................       635        24
                                                                          ------
                                                                           1,140
Communications Equipment - 1.9%
   Cisco Systems, Inc. * ...................................    29,800       497

Computers & Peripherals - 0.1%
   Dell Computer Corp. * ...................................     1,100        35

Containers & Packaging - 2.1%
   Ball Corp. ..............................................     3,385       154
   Bemis Co., Inc. * .......................................     3,900       183
   Sealed Air Corp. * ......................................     4,200       200
                                                                          ------
                                                                             537
Diversified Financials - 4.2%
   Charles Schwab Corp. * ..................................    72,655    $  733
   CIT Group, Inc. * .......................................    12,300       303
   Moody's Corp. * .........................................     1,075        57
                                                                          ------
                                                                           1,093
Electrical Equipment - 1.6%
   United Technologies Corp. * .............................     5,915       419

Electronic Equipment & Instruments - 0.3%
   Gentex Corp. * ..........................................       235         7
   SPX Corp. * .............................................     1,500        66
                                                                          ------
                                                                              73
Food & Drug Retailing - 4.0%
   Sysco Corp. * ...........................................     8,600       258
   Walgreen Co. * ..........................................    23,800       717
   Whole Foods Market, Inc. * ..............................     1,270        60
                                                                          ------
                                                                           1,035
Health Care Equipment & Supplies - 3.8%
   Alcon, Inc. * ...........................................     4,820       221
   Apogent Technologies, Inc. * ............................     9,160       183
   Hillenbrand Industries, Inc. ............................     2,600       131
   St. Jude Medical, Inc. * ................................     2,630       151
   Stryker Corp. * .........................................     3,300       229
   Varian Medical Systems, Inc. * ..........................       500        29
   Zimmer Holdings, Inc. * .................................       800        36
                                                                          ------
                                                                             980
Health Care Providers & Services - 1.7%
   First Health Group Corp. * ..............................     4,200       116
   Patterson Dental Co. * ..................................     1,900        86
   UnitedHealth Group, Inc. * ..............................     4,720       237
                                                                          ------
                                                                             439
Hotels Restaurants & Leisure - 0.1%
   Mandalay Resort Group * .................................       465        15

Household Durables - 0.7%
   Mohawk Industries, Inc. * ...............................       900        50
   NVR, Inc. * .............................................       300       123
                                                                          ------
                                                                             173
Household Products - 1.8%
   Procter & Gamble Co. * ..................................     5,200       464

Industrial Conglomerates - 3.0%
   3M Co. ..................................................     3,210       414
   Aramark Corp. - Cl. B * .................................     4,300        96
   Tyco International, Ltd. * ..............................    13,900       264
                                                                          ------
                                                                             774
Insurance - 11.4%
   AFLAC, Inc. * ...........................................    14,560       448
   Berkshire Hathaway, Inc. - Cl. B * ......................       200       486
   MGIC Investment Corp. * .................................    10,800       504

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
LARGE CAP AGGRESSIVE GROWTH FUND

                                                                        Market
                     Name of Issuer                           Shares    Value
-----------------------------------------------------------   ------   -------
                                                                       (000's)
COMMON STOCK - Continued

Insurance - Continued
   PartnerRe, Ltd. ........................................    3,500   $   179
   Renaissancere Holdings, Ltd. ...........................    4,835       220
   Stancorp Financial Group, Inc. * .......................    6,800       355
   W.R. Berkley Corp. .....................................    3,370       177
   XL Capital, Ltd. - Cl. A * .............................    7,100       589
                                                                       -------
                                                                         2,958
Internet & Catalog Retail - 1.9%
   Amazon.com, Inc. * .....................................    7,830       286
   eBay, Inc. * ...........................................    2,045       213
                                                                       -------
                                                                           499
Machinery - 3.5%
   Dionex Corp. * .........................................   10,855       432
   Illinois Tool Works, Inc. * ............................    2,600       171
   ITT Industries, Inc. * .................................    2,200       144
   Kennametal, Inc. .......................................    5,000       169
                                                                       -------
                                                                           916
Media - 18.3%
   AOL Time Warner, Inc. * ................................   83,135     1,338
   Clear Channel Communications, Inc. * ...................    6,900       292
   Comcast Corp. - Cl. A ..................................   40,400     1,165
   Hispanic Broadcasting Corp. * ..........................    4,200       107
   Lamar Advertising Co. * ................................    5,700       201
   Univision Communications, Inc. -
      Cl. A * .............................................   18,700       568
   Viacom, Inc. - Cl. B * .................................   24,700     1,078
                                                                       -------
                                                                         4,749
Multiline Retail - 1.3%
   Costco Wholesale Corp. * ...............................    6,200       227
   Kohl's Corp. * .........................................    2,000       103
                                                                       -------
                                                                           330
Personal Products - 4.0%
   Colgate-Palmolive Co. ..................................   18,100     1,049

Pharmaceuticals - 1.0%
   Forest Laboratories, Inc. * ............................    2,995       164
   Johnson & Johnson * ....................................    1,100        57
   Roche Holdings AG * ....................................      651        51
                                                                       -------
                                                                           272
Road & Rail - 0.6%
   Canadian National Railway Co. ..........................    3,500       169

Semiconductor Equipment & Products - 9.4%
   KLA-Tencor Corp. * .....................................    3,300       154
   Linear Technology Corp. * ..............................   34,100     1,098
   Maxim Integrated Products, Inc. * ......................   29,900     1,022
   Texas Instruments, Inc. * ..............................    9,220       162
                                                                       -------
                                                                         2,436
Software - 0.6%
   Ceridian Corp. * .......................................    9,100       155

Specialty Retail - 1.1%
   Pier 1 Imports, Inc. ...................................   12,840   $   262
   TJX Cos., Inc. * .......................................    1,470        28
                                                                       -------
                                                                           290
Trading Companies & Distributors - 0.4%
   W.W. Grainger, Inc. * ..................................    2,200       103
                                                                        -------
                                        TOTAL COMMON STOCK-     97.4%   25,289
PREFERRED STOCK

Automobiles - 1.0%
   General Motors Corp. ...................................                 249
                                                                        -------
                                     TOTAL PREFERRED STOCK-      1.0%       249

                                                                Par
                                                               Value
                                                              ------
                                                              (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 1.7%
   State Street Navigator Securities
      Lending Portfolio ...................................   $  453        453

SHORT-TERM INVESTMENTS - 2.3%
   Federal National Mortgage Assoc.
      0.95% due 07/01/03 ..................................      600        600
                                                              ------    -------
                                         TOTAL INVESTMENTS-    102.4%    26,591
                       Payables, less cash and receivables-     (2.4)%     (630)
                                                              ------    -------
                                                NET ASSETS-    100.0%   $25,961
                                                              ======    =======

* Non-income producing security.

ADR-American Depository Receipt.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                          Market
                     Name of Issuer                             Shares    Value
-------------------------------------------------------------   ------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 1.0%
   Aviall, Inc. * ...........................................   10,100    $  115
   Curtiss Wright Corp. .....................................    3,900       246
   Engineered Support Systems, Inc. * .......................    1,800        75
   Esterline Technologies Corp. * ...........................    2,800        49
   Kaman Corp. - Cl. A ......................................    4,000        47
   Moog, Inc. - Cl. A .......................................    2,350        82
   Sequa Corp. - Cl. A ......................................    2,000        68
                                                                          ------
                                                                             682
Air Freight & Couriers - 0.5%
   Airborne, Inc. ...........................................    8,049       168
   EGL, Inc. * ..............................................    5,800        88
   Expeditors International of Washington,
   Inc. .....................................................    1,912        67
                                                                          ------
                                                                             323
Airlines - 0.3%
   Alaska Air Group, Inc. * .................................    3,000        64
   ExpressJet Holdings, Inc. * ..............................    9,100       138
                                                                          ------
                                                                             202
Auto Components - 0.9%
   Autoliv, Inc..............................................    7,700       208
   Dura Automotive Systems, Inc. * ..........................    6,900        68
   Lear Corp. * .............................................    1,300        60
   Visteon Corp. * ..........................................   40,300       277
                                                                          ------
                                                                             613
Automobiles - 0.2%
   Lithia Motors, Inc. - Cl. A * ............................    4,599        74
   United Auto Group, Inc. * ................................    3,200        70
                                                                          ------
                                                                             144
Banks - 5.9%
   Associated Banc-Corp. ....................................    8,150       301
   Astoria Financial Corp. ..................................    4,000       112
   BancorpSouth, Inc. .......................................    3,175        66
   Bank Hawaii Corp. ........................................   17,743       588
   Capitol Federal Financial ................................    2,100        59
   Cathay Bancorp, Inc. .....................................      986        44
   Commerce Bancshares, Inc. ................................    3,203       125
   Commercial Federal Corp ..................................   10,800       229
   Community Bank Systems, Inc. * ...........................    1,800        68
   Corus Bankshares, Inc. ...................................    2,300       111
   East West Bancorp, Inc. * ................................    3,700       134
   First Citizens BancShares, Inc. - Cl. A ..................    1,200       121
   First Sentinel Bancorp, Inc ..............................    1,400        22
   First Virginia Banks, Inc. ...............................    2,500       108
   Hancock Holding Co. ......................................    3,450       162
   Hibernia Corp. - Cl. A ...................................   14,700       267
   Independence Community Bank Corp. ........................    7,078       200
   International Bancshares Corp. ...........................      395        14
   Mercantile Bankshares Corp. ..............................    4,200       165
   OceanFirst Financial Corp. ...............................    2,900        71
   Omega Financial Corp. ....................................      600    $   20
   PFF Bancorp, Inc. * ......................................    3,700       143
   Provident Financial Group. * .............................    4,313       110
   R& G Financial Corp. - Cl. B .............................    4,100       122
   Silicon Valley Bancshares * ..............................    7,253       173
   Southwest Bancorporation of Texas,
      Inc. * ................................................    2,700        88
   Staten Island Bancorp, Inc. ..............................    2,700        53
   Texas Regional Bancshares, Inc. ..........................    1,750        61
   Trustmark Corp. ..........................................    2,200        56
   United Community Financial Corp. .........................    1,900        17
   Washington Federal, Inc. .................................    2,580        60
                                                                          ------
                                                                           3,870
Beverages - 0.1%
   Boston Beer, Inc. - Cl. A ................................    3,179        46
Biotechnology - 3.1%
   Affymetrix, Inc. * .......................................    5,275       104
   Applera Corp. - Celera Genomics
      Group * ...............................................   33,024       341
   Connetics Corp. * ........................................    3,713        56
   Gene Logic, Inc. * .......................................    9,900        59
   IDEXX Laboratories, Inc. * ...............................    7,400       248
   Invitrogen Corp. * .......................................   16,934       650
   Neurocrine Biosciences, Inc. * ...........................   10,156       507
   Vertex Pharmaceuticals, Inc. * ...........................    5,100        74
                                                                          ------
                                                                           2,039
Building Products - 1.3%
   Griffon Corp. * ..........................................    5,900        94
   Lennox International, Inc. ...............................    9,428       121
   Universal Forest Products, Inc. ..........................    6,100       128
   USG Corp. ................................................   28,253       537
                                                                          ------
                                                                             880
Chemicals - 1.9%
   A. Schulman, Inc. ........................................    2,400        39
   Airgas, Inc. * ...........................................    2,700        45
   Albemarle Corp. * ........................................    2,600        73
   Arch Chemicals, Inc. .....................................    6,835       130
   Central Garden & Pet Co. .................................    6,695       160
   Cytec Industries, Inc. * .................................    5,500       186
   H.B. Fuller Co. ..........................................    5,332       117
   Lubrizol Corp. ...........................................    2,300        71
   MacDermid, Inc. ..........................................    1,519        40
   OM Group, Inc. ...........................................   21,311       314
   PolyOne Corp. ............................................   12,500        56
                                                                          ------
                                                                           1,231
Commercial Services & Supplies - 7.6%
   Administaff, Inc. ........................................    7,672        79
   Arbitron, Inc. * .........................................    5,400       193
   Banta Corp. ..............................................    1,668        54
   CDI Corp. * ..............................................    5,528       143

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                          Market
                     Name of Issuer                             Shares    Value
-------------------------------------------------------------   ------   -------
                                                                         (000's)
COMMON STOCK - Continued

Commercial Services & Supplies - Continued
   Checkfree Corp. * ........................................    2,000    $   56
   Consolidated Graphics, Inc. * ............................      670        15
   Convergys Corp. * ........................................    2,368        38
   Deluxe Corp. * ...........................................   20,403       914
   DeVry, Inc. * ............................................    3,100        72
   Factset Research Systems, Inc. ...........................    1,764        78
   Gabelli Asset Management, Inc. -
      Cl. A * ...............................................    7,750       280
   Hewitt Associates, Inc. * ................................    1,014        24
   Ikon Office Solutions, Inc. * ............................    6,200        55
   Invacare Corp. ...........................................    1,014        33
   ITT Educational Services, Inc. * .........................    9,507       278
   Lancaster Colony Corp. ...................................    2,000        77
   LendingTree, Inc. * ......................................    7,134       175
   Manpower, Inc. * .........................................    1,754        65
   MPS Group, Inc. * ........................................   12,900        89
   NCO Group, Inc. * ........................................    2,800        50
   Pre-Paid Legal Services, Inc. * ..........................   10,808       265
   Republic Services, Inc. - Cl. A * ........................   10,860       246
   Ruddick Corp. ............................................    5,000        79
   Ryland Group, Inc. .......................................    1,279        89
   Standard Register Co. ....................................    3,000        49
   StarTek, Inc. * ..........................................    2,600        68
   Steelcase, Inc. - Cl. A ..................................   21,500       253
   Stewart Enterprises, Inc. - Cl. A * ......................   13,700        59
   TeleTech Holdings, Inc. * ................................   13,200        56
   Tetra Tech, Inc. .........................................    2,985        51
   TRC Cos., Inc. ...........................................      746        11
   Unifirst Corp. ...........................................    4,900       107
   United Stationers, Inc. * ................................   18,154       657
   Watsco, Inc. .............................................    1,306        22
   Watson Wyatt & Co. Holdings - Cl. A * ....................    3,900        90
   West Corp. * .............................................    2,872        77
                                                                          ------
                                                                           4,947
Communications Equipment - 3.9%
   3Com Corp. ...............................................   29,300       137
   ADC Telecommunications, Inc. * ...........................   52,300       122
   Adtran, Inc. * ...........................................    6,800       349
   Advanced Fibre Communications, Inc. * ....................   19,500       317
   Allen Telecom, Inc. * ....................................   16,100       266
   Anaren Micro Circuits, Inc. ..............................    5,000        47
   Audiovox Corp. - Cl. A * .................................   22,955       257
   Avaya, Inc. * ............................................    2,324        15
   Computer Network Technology * ............................    7,000        57
   Comverse Technology, Inc. * ..............................   16,800       252
   Inter-Tel, Inc. * ........................................    4,015        85
   InterDigital Communications Corp. * ......................    5,900       138
   McData Corp. * ...........................................   34,954       513
   Plantronics, Inc. * ......................................    1,138        24
                                                                          ------
                                                                           2,579
Computers & Peripherals - 3.5%
   Gateway, Inc. * ..........................................   37,800    $  138
   Intergraph Corp. * .......................................    8,900       191
   Iomega Corp. * ...........................................    6,581        70
   Maxtor Corp. * ...........................................   44,100       331
   Micros Systems, Inc. * ...................................    2,000        66
   Safeguard Scientifics, Inc. * ............................   38,800       105
   SanDisk Corp. * ..........................................   11,000       444
   Storage Technology Corp. * ...............................    4,400       113
   Western Digital Corp. * ..................................   83,600       861
                                                                          ------
                                                                           2,319
Construction & Engineering - 0.6%
   CCC Information Services Group * .........................    7,500       109
   EMCOR Group, Inc. * ......................................    1,846        91
   Spherion Corp. * .........................................   24,200       168
                                                                          ------
                                                                             368
Construction Materials - 1.0%
   Carlisle Cos., Inc. ......................................    3,690       155
   Charles River Associates, Inc. * .........................      418        12
   Jacobs Engineering Group, Inc. ...........................    3,600       152
   Teledyne Technologies, Inc. * ............................    8,300       109
   USEC, Inc ................................................   20,900       147
   WSFS Financial Corp. * ...................................    1,198        46
                                                                          ------
                                                                             621
Containers & Packaging - 0.4%
   Ball Corp. ...............................................    1,780        81
   Chesapeake Corp. .........................................    5,356       117
   Greif Bros. Corp. - Cl. A * ..............................    2,000        46
                                                                          ------
                                                                             244
Distributors - 0.4%
   Handleman Co. * ..........................................   16,761       268

Diversified Financials - 3.0%
   AmeriCredit Corp. * ......................................   19,778       169
   BlackRock, Inc. * ........................................    7,800       351
   E*TRADE Group, Inc. * ....................................   32,100       273
   Friedman Billings Ramsey Group -
      Cl. A .................................................   27,235       365
   Novastar Financial, Inc. .................................    7,950       475
   Nuveen Investments, Inc. - Cl. A .........................   11,608       316
                                                                          ------
                                                                           1,949
Diversified Telecommunication Services - 1.3%
   Boston Communications Group, Inc. * ......................   22,805       391
   IDT Corp. * ..............................................   21,400       383
   Time Warner Telecom, Inc. - Cl. A * ......................   16,000       102
                                                                          ------
                                                                             876
Electric Utilities - 1.2%
   AES Corp. * ..............................................   22,000       140
   Allegheny Energy, Inc. * .................................    1,880        16
   Avista Corp. .............................................   10,900       154

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------    ------   -------
                                                                         (000's)
COMMON STOCK - Continued

Electric Utilities - Continued
   El Paso Electric Co. * ..................................     1,583    $   20
   PNM Resources, Inc. .....................................     1,600        43
   Puget Energy, Inc. ......................................    11,900       284
   Sierra Pacific Resources * ..............................    11,795        70
   WPS Resources Corp. .....................................     1,200        48
                                                                          ------
                                                                             775
Electric/Gas - 0.4%
   Northeast Utilities .....................................    16,660       279

Electrical Equipment - 1.8%
   A.O. Smith Corp. ........................................     9,000       253
   American Power Conversion * .............................     9,117       142
   Energizer Holdings , Inc. * .............................     5,200       163
   Harris Corp. ............................................     4,508       136
   Power Integrations, Inc. * ..............................     2,791        68
   Rambus, Inc. * ..........................................     9,664       160
   Tecumseh Products Co. - Cl. A ...........................     4,297       165
   The Genlyte Corp. * .....................................     1,900        66
                                                                          ------
                                                                           1,153
Electronic Equipment & Instruments - 4.4%
   Anixter International, Inc. * ...........................    15,300       358
   Arrow Electronics, Inc. * ...............................    12,500       191
   Artesyn Technologies, Inc. ..............................     8,500        48
   Avid Technology, Inc. * .................................    12,348       433
   Avnet, Inc. .............................................    26,165       332
   Belden, Inc. * ..........................................     3,200        51
   C-COR.net Corp. * .......................................     9,000        44
   Fisher Scientific International, Inc. ...................     5,458       191
   FMC Technologies, Inc. ..................................     2,500        53
   Franklin Electric Co., Inc. .............................     1,800       100
   Harman International Industries, Inc. * .................     3,024       239
   Ingram Micro, Inc. - Cl. A * ............................    14,637       161
   Lexar Media, Inc. * .....................................     7,031        67
   Methode Electronics, Inc. - Cl. A .......................     5,300        57
   Pioneer Standard Electronics, Inc. ......................    25,500       216
   Rogers Corp. * ..........................................     1,500        50
   Symbol Technologies, Inc. * .............................    10,300       134
   Thermo Electron Corp. * .................................     6,719       141
   Woodhead Industries, Inc. ...............................     1,300        16
                                                                          ------
                                                                           2,882
Energy Equipment & Services - 1.0%
   C.H. Energy Group, Inc. .................................     1,000        45
   Hydril Co. * ............................................     2,000        54
   Universal Compression Holdings, Inc. * ..................     4,682        98
   Varco International, Inc. * .............................    12,100       237
   Veritas DGC, Inc. * .....................................    16,700       192
                                                                          ------
                                                                             626
Food & Drug Retailing - 2.0%
   Casey's General Stores, Inc. * ..........................     3,900        55
   Charming Shoppes, Inc. * ................................    37,400       186
   Nash Finch Co. ..........................................     7,800    $  130
   Outback Steakhouse, Inc. * ..............................     2,698       105
   Pathmark Stores, Inc. * .................................     8,300        63
   Performance Food Group Co. * ............................     7,000       259
   The Great Atlantic & Pacific Tea Co., Inc. * ............    17,591       155
   United Natural Foods, Inc. * ............................     4,600       129
   Whole Foods Market, Inc. * ..............................     4,050       193
                                                                          ------
                                                                           1,275
Food Products - 1.4%
   Chiquita Brands International, Inc. * ...................     1,042        15
   Dean Foods Co. * ........................................     4,967       157
   Dreyer's Grand Ice Cream, Inc. ..........................     1,064        84
   Flowers Foods, Inc. * ...................................    11,400       225
   J & J Snack Foods Corp. * ...............................     1,500        47
   J.M. Smucker Co. * ......................................     1,454        58
   Pilgrims Pride Corp. - Cl. B ............................     7,600        74
   Ralcorp Holdings, Inc. * ................................     4,500       112
   Smithfield Foods, Inc. * ................................     4,900       112
   USANA Health Sciences ...................................     1,276        56
                                                                          ------
                                                                             940
Gas Utilities - 0.7%
   Energen Corp. ...........................................     1,593        53
   Nicor, Inc. .............................................     1,500        56
   NStar * .................................................     3,900       177
   Southwest Gas Corp. .....................................     2,600        55
   Wisconsin Energy Corp. * ................................     3,171        92
                                                                          ------
                                                                             433
Health Care Equipment & Supplies - 3.5%
   Alpharma, Inc. - Cl. A * ................................    27,600       596
   Bio-Rad Laboratories, Inc. - Cl. A * ....................     2,775       154
   Celgene Corp. * .........................................    27,800       845
   Conmed Corp. * ..........................................     1,800        33
   Datascope Corp. * .......................................     1,000        30
   Gentiva Health Services , Inc. ..........................     7,686        69
   Henry Schein, Inc. * ....................................     4,023       211
   Immucor Corp. ...........................................     3,920        85
   Owens & Minor, Inc. .....................................     6,121       137
   Respironics, Inc. * .....................................     1,800        67
   Varian Medical Systems, Inc. * ..........................     1,455        84
                                                                          ------
                                                                           2,311
Health Care Providers & Services - 4.8%
   Advance PCS * ...........................................     2,700       103
   Advisory Co. * ..........................................     3,328       135
   Albany Molecular Research, Inc. * .......................     2,900        44
   Amerigroup Corp. * ......................................     3,600       134
   Apria Healthcare Group, Inc. * ..........................     2,600        65
   Humana, Inc. * ..........................................    69,131     1,044
   IDX Systems Corp. * .....................................     7,700       120
   Kindred Healthcare, Inc. ................................     4,281        76

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------    ------   -------
                                                                         (000's)
COMMON STOCK - Continued

Health Care Providers & Services - Continued
   Mid Atlantic Medical Services, Inc. * ...................     7,010    $  367
   Oxford Health Plans, Inc. * .............................     1,532        64
   PacifiCare Health Systems, Inc. * .......................     9,009       444
   Patterson Dental Co. * ..................................     3,500       159
   PSS World Medical, Inc. - Cl. A * .......................     9,800        56
   Quintiles Transnational Corp. * .........................    11,475       163
   U.S. Oncology, Inc. * ...................................    24,300       180
   Vitalworks, Inc. ........................................     4,380        17
                                                                          ------
                                                                           3,171
Hotels Restaurants & Leisure - 1.2%
   Bob Evansfarms, Inc. ....................................     4,000       111
   CEC Entertainment, Inc. * ...............................       685        25
   Choice Hotels, Inc. .....................................     2,278        62
   Dave & Busters, Inc. ....................................     5,700        62
   Landry's Seafood Restaurants, Inc. * ....................     2,258        53
   Lone Star Steakhouse & Saloon ...........................     5,000       109
   Park Place Entertainment Corp. * ........................    12,400       113
   Ryan's Family Steak Houses, Inc. * ......................     4,200        59
   Shuffle Master, Inc. * ..................................     3,681       108
   The Steak and Shake Co. * ...............................     4,600        70
                                                                          ------
                                                                             772
Household Durables - 1.8%
   American Greetings Corp. - Cl. A * ......................     8,800       173
   Interface, Inc. .........................................     2,200        10
   M/I Schottenstein Homes, Inc. ...........................     4,600       196
   Meritage Corp. * ........................................     1,500        74
   NVR, Inc. * .............................................     1,244       511
   Toro Co. ................................................     5,704       227
                                                                          ------
                                                                           1,191
Industrial Conglomerates - 0.2%
   Regal Entertainment Group - Cl. A .......................     4,300       101

Insurance - 5.3%
   American Financial Group, Inc. ..........................     7,400       169
   American Medical Security Group, Inc. * .................     3,900        75
   American National Insurance Co. .........................     1,000        86
   Amerus Group Co. * ......................................     1,700        48
   Delphi Financial Group, Inc. - Cl. A * ..................     1,200        56
   Fidelity National Financial, Inc. * .....................    19,014       585
   First American Financial Corp. ..........................    21,500       567
   Fremont General Corp. * .................................    17,300       237
   LandAmerica Financial Group, Inc. .......................    13,600       646
   National Western Life Insurance Co. * ...................       900        99
   Phoenix Cos, Inc. * .....................................    12,300       111
   Protective Life Corp. ...................................     4,575       122
   Providian Financial Corp. * .............................    11,100       103
   Stancorp Financial Group, Inc. * ........................     1,300        68
   Stewart Information Services Corp. * ....................     6,458       180
   The Midland Co. .........................................     1,800        40
   The MONY Group, Inc. ....................................     9,028       243
   Wesco Financial Corp. ...................................       150    $   47
                                                                          ------
                                                                           3,482
Internet Software & Services - 0.8%
   EarthLink, Inc. * .......................................    10,961        86
   eSpeed, Inc. * ..........................................     4,756        94
   Infospace, Inc. .........................................       726        10
   NetScreen Technologies, Inc. ............................     9,500       214
   WebMD Corp. * ...........................................    10,700       116
                                                                          ------
                                                                             520
IT Consulting & Services - 0.3%
   Acxiom Corp. * ..........................................     6,900       104
   American Management Systems, Inc. * .....................     4,400        63
   BearingPoint, Inc. * ....................................     5,017        48
                                                                          ------
                                                                             215
Leisure Equipment & Products - 0.3%
   Arctic Cat, Inc. ........................................     5,500       105
   Marvel Enterprises, Inc. ................................       976        19
   SCP Pool Corp. * ........................................     2,789        96
                                                                          ------
                                                                             220
Machinery - 1.1%
   Applied Industrial Technologies, Inc. ...................     8,400       177
   Briggs & Stratton Corp. .................................     2,344       118
   Cummins Engine Company, Inc. * ..........................     1,800        65
   NACCO Industries, Inc. - Cl. A ..........................     3,500       206
   Oshkosh Truck Corp. .....................................       800        47
   Pall Corp. * ............................................     1,857        42
   Stewart & Stevenson Services, Inc. ......................     1,200        19
   Trinity Industries, Inc. ................................     3,861        72
                                                                          ------
                                                                             746
Marine - 0.0%
   Overseas Shipholding Group, Inc. ........................       463        10

Media - 4.3%
   Advo, Inc. * ............................................     2,700       120
   Belo Corp. ..............................................     8,100       181
   Cox Radio, Inc. - Cl. A * ...............................    18,700       432
   Emmis Communications Corp. * ............................     2,000        46
   Getty Images, Inc. * ....................................     1,600        66
   Grey Global Group, Inc. .................................        70        54
   Hearst-Argyle Television, Inc. * ........................    17,790       461
   Hispanic Broadcasting Corp. * ...........................     3,727        95
   Interactive Corp. .......................................     5,760       228
   Lin TV Corp. - Cl. A * ..................................     2,800        66
   McClatchy Newspapers, Inc. - Cl. A ......................     3,500       202
   Netflix Common, Inc. ....................................     8,520       218
   Pulitzer, Inc. ..........................................     8,340       412
   Sinclair Broadcast Group, Inc. * ........................     9,100       105
   World Wrestling Federation Entertainment, Inc. * ........     9,458        97
                                                                          ------
                                                                           2,783

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------    ------   -------
                                                                         (000's)
COMMON STOCK - Continued

Metals & Mining - 0.6%
   AK Steel Corp. ..........................................     8,100    $   30
   Commercial Metals Co. ...................................     4,400        78
   Freeport-McMoran Copper & Gold, Inc.- Cl. B * ...........     4,458       109
   Reliance Steel & Aluminum Co. * .........................     1,600        33
   Ryerson Tull, Inc. ......................................    17,051       150
                                                                          ------
                                                                             400
Multi-Utilities - 0.7%
   Energy East Corp. .......................................    14,400       299
   Vectren Corp. * .........................................     4,927       123
                                                                          ------
                                                                             422
Multiline Retail - 2.4%
   Big Lots, Inc. * ........................................     9,866       149
   Burlington Coat Factory Warehouse Corp. .................     2,100        38
   Claire's Stores, Inc. ...................................     1,074        27
   Dillard's, Inc. - Cl. A * ...............................     6,137        83
   Jo-Ann Stores, Inc. * ...................................     3,285        83
   OfficeMax, Inc. * .......................................    37,700       247
   Ross Stores, Inc. .......................................     1,915        82
   Saks, Inc. * ............................................    39,000       378
   Shopko Stores, Inc. * ...................................    27,930       363
   Stage Stores, Inc. ......................................       777        18
   Tuesday Morning Corp. ...................................     4,800       126
                                                                          ------
                                                                           1,594
Oil & Gas - 4.4%
   Comstock Resources, Inc. ................................     1,355        19
   Houston Exploration Co. * ...............................     1,600        56
   National-Oilwell, Inc. * ................................     7,200       158
   Oneok, Inc. .............................................    16,400       322
   Parker Drilling Co. * ...................................     9,400        27
   Patina Oil & Gas Corp. ..................................     7,375       237
   Pogo Producing Co. ......................................    12,000       513
   Stone Energy Corp. * ....................................     1,800        76
   Sunoco, Inc. * ..........................................    26,325       994
   Tesoro Petroleum Corp. * ................................    37,100       255
   Vintage Petroleum, Inc. .................................     5,800        65
   Western Gas Resources, Inc. .............................     1,146        45
   XTO Energy, Inc. ........................................     6,012       121
                                                                          ------
                                                                           2,888
Paper & Forest Products - 0.5%
   Boise Cascade Corp. * ...................................     6,900       165
   Louisiana-Pacific Corp. * ...............................    12,722       138
                                                                          ------
                                                                             303
Personal Products - 0.6%
   Chattem, Inc. ...........................................     2,700        51
   Nu Skin Enterprises, Inc. - Cl. A * .....................    12,700       133
   Perrigo Co. * ...........................................    11,200    $  175
                                                                          ------
                                                                             359
Pharmaceuticals - 1.1%
   American Pharmaceutical Partners, Inc. * ................     2,100        71
   Kos Pharmaceuticals, Inc. * .............................    13,900       326
   LANNETT Co., Inc. * .....................................     3,550        83
   SICOR, Inc. * ...........................................     5,153       105
   Watson Pharmaceuticals, Inc. * ..........................     2,912       118
                                                                          ------
                                                                             703
Real Estate Investment Trust - 4.6%
   AMLI Residential Properties Trust .......................     2,100        49
   Annaly Mortgage Management, Inc. ........................     7,976       159
   Anthracite Capital, Inc. * ..............................    10,500       127
   Arden Realty Group, Inc. ................................    11,200       291
   Capstead Mortgage Corp. .................................     4,600        52
   Entertainment Properties Trust ..........................     2,100        60
   FelCor Lodging Trust, Inc. ..............................    24,876       195
   General Growth Properties ...............................       842        53
   Glenborough Realty Trust, Inc. ..........................     9,422       180
   Health Care Property Investments, Inc. ..................     3,900       165
   Healthcare Realty Trust, Inc. ...........................     4,300       125
   HRPT Properties Trust ...................................    47,785       440
   IMPAC Mortgage Holdings, Inc. ...........................     8,420       141
   IndyMac Mortgage Holdings, Inc. .........................     2,188        56
   Kimco Realty Corp. ......................................     1,607        61
   LTC Properties ..........................................     1,191        11
   Mack-Cali Realty LP * ...................................    11,000       400
   National Health, Inc. ...................................     5,000        92
   PAN Pacific Retail Properties, Inc. .....................     1,700        67
   Regency Centers Corp. ...................................     2,100        74
   Senior Housing Trust ....................................    12,100       164
   Trizec Properties, Inc. .................................     5,900        67
                                                                          ------
                                                                           3,029
Real Estate Operations - 1.1%
   AMB Property Corp. ......................................     2,800        79
   Developers Diversified Realty Corp. .....................     1,968        56
   iStar Financial, Inc. ...................................     4,333       158
   La Quinta Corp. .........................................    19,800        85
   LNR Property Corp. ......................................     4,027       151
   Redwood Trust, Inc. .....................................     5,218       208
                                                                          ------
                                                                             737
Road & Rail - 0.8%
   C.H. Robinson Worldwide, Inc. ...........................     2,500        89
   Dollar Thrifty Automotive Group, Inc. * .................     7,000       130
   Florida East Coast Industries, Inc. .....................     4,037       103
   Landstar Systems, Inc. * ................................       800        50
   Roadway Express, Inc. * .................................     3,300        94

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                        Market
                   Name of Issuer                             Shares    Value
----------------------------------------------------------   -------   --------
                                                                       (000's)
COMMON STOCK - Continued

Road & Rail - Continued
   USF Corp. .............................................     1,500   $     41
                                                                       --------
                                                                            507
Semiconductor Equipment & Products - 2.1%
   Artisan Components, Inc. ..............................     3,000         68
   Cree, Inc. * ..........................................     6,200        101
   Genesis Microchip, Inc. * .............................     5,400         73
   Globespan Virata, Inc. * ..............................    19,238        159
   Silicon Laboratories, Inc. * ..........................    33,400        890
   Silicon Storage Technology, Inc. * ....................    16,900         71
   Standard Microsystems Corp. * .........................     1,800         27
                                                                       --------
                                                                          1,389
Software - 1.3%
   Ascential Software Corp. ..............................     2,616         43
   Citrix Systems, Inc. ..................................     5,361        109
   Fair Issac & Co., Inc. ................................     3,600        185
   FileNet Corp. * .......................................     3,300         60
   Group 1 Software, Inc. ................................     1,888         35
   Hyperion Solutions Corp. * ............................     3,500        118
   Imation Corp. * .......................................     1,483         56
   Legato Systems, Inc. * ................................    11,800         99
   Radiant Systems, Inc. * ...............................     4,497         30
   Roxio, Inc. * .........................................     5,842         39
   RSA Security, Inc. ....................................     1,767         19
   Tradestation Group, Inc. ..............................     4,429         46
   Verity, Inc. * ........................................     2,800         35
                                                                       --------
                                                                            874
Specialty Retail - 2.0%
   Bombay Co., Inc. ......................................     8,996         96
   Cato Corp. - Cl. A ....................................     1,300         27
   Circuit City Stores, Inc. .............................     6,403         56
   GameStop Corp. - Cl. A * ..............................    12,733        165
   Hollywood Entertainment Corp. * .......................     8,405        145
   Hughes Supply, Inc. ...................................     6,400        222
   Movie Gallery, Inc. * .................................     7,500        138
   Petco Animal Supplies, Inc. * .........................     3,000         65
   PetsMart, Inc. * ......................................     3,500         58
   Sonic Automotive, Inc. - CI. A * ......................     2,800         61
   The Finish Line - CI. A * .............................     4,135         92
   The Sports Authority, Inc. * ..........................     6,800         73
   Tractor Supply Co. ....................................     1,100         53
   Tweeter Home Entertainment Group, Inc. * ..............     7,633         66
                                                                       --------
                                                                          1,317
Textiles & Apparel - 1.9%
   Brown Shoe Co., Inc. * ................................    10,600        316
   Coach, Inc. * .........................................     3,313        165
   K-Swiss, Inc. - Cl. A .................................       682         23
   Kellwood Co. * ........................................    14,833        469
   Russell Corp. .........................................     2,090         40
   Skechers USA, Inc. ....................................    19,158        142
   Unifi, Inc. * .........................................     9,423   $     58
                                                                       --------
                                                                          1,213
Tobacco - 0.4%
   R.J. Reynolds Tobacco Holdings, Inc. ..................     4,808        179
   Universal Corp. * .....................................     1,300         55
                                                                       --------
                                                                            234
Trading Companies & Distributors - 0.0%
   ACETO Corp. ...........................................       495          9

Wireless Telecommunications Services - 0.3%
   United States Cellular Corp. * ........................     8,000        204
                                                                       --------
                                       TOTAL COMMON STOCK-      98.2%    64,268

                                                               Par
                                                              Value
                                                             -------
                                                             (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED SECURITIES - 23.9%
   State Street Navigator Securities
      Lending Portfolio ..................................   $15,638     15,638

SHORT-TERM INVESTMENTS - 1.8%

   Investment in joint repurchase agreement with Goldman
      Sachs & Co., 1.246% due 07/01/03 ...................     1,200      1,200
                                                             -------   --------
                                        TOTAL INVESTMENTS-     123.8%    81,106
                      Payables, less cash and receivables-     (23.8)%  (15,618)
                                                             -------   --------
                                               NET ASSETS-     100.0%  $ 65,488
                                                             =======   ========

* Non-income producing security.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                          Market
                   Name of Issuer                              Shares     Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 0.9%
   Curtiss Wright Corp. - Cl. B ............................    12,500    $  779
   EDO Corp. ...............................................    29,300       518
                                                                          ------
                                                                           1,297
Air Freight & Couriers - 0.8%
   United Technologies Worldwide, Inc. .....................    38,100     1,188

Airlines - 0.0%
   Midwest Express Holdings, Inc. * ........................    26,100        69

Auto Components - 0.3%
   Spartan Motors, Inc. ....................................    53,600       443

Banks - 6.6%
   Bank of Bermuda, Ltd. ...................................    31,400     1,099
   Century Bancorp, Inc. - Cl. A ...........................    15,500       461
   Community First Bankshares, Inc. ........................    55,300     1,510
   East West Bancorp, Inc. * ...............................    33,600     1,214
   Financial Federal Corp. .................................    13,500       329
   First Republic Bank * ...................................    45,600     1,213
   New North Nova Corp. Pennsylvania* ......................    10,499       318
   Silicon Valley Bancshares * .............................    52,800     1,257
   Texas Regional Bancshares, Inc. .........................    60,830     2,111
                                                                          ------
                                                                           9,512
Beverages - 0.3%
   Symyx Technologies, Inc. * ..............................    28,600       467

Biotechnology - 0.8%
   Exelixis, Inc. * ........................................    65,800       457
   Lexicon Genetics, Inc. * ................................    98,000       657
                                                                          ------
                                                                           1,114
Building Products - 1.7%
   Ameron International Corp. ..............................    19,200       667
   Simpson Manufacturing, Inc. * ...........................    23,900       875
   WCI Communities, Inc. * .................................    49,400       950
                                                                          ------
                                                                           2,492
Chemicals - 1.7%
   Airgas, Inc. * ..........................................    64,900     1,087
   Arch Chemicals, Inc. ....................................    38,500       735
   MacDermid, Inc. .........................................    21,400       563
                                                                          ------
                                                                           2,385
Commercial Services & Supplies - 4.5%
   Casella Waste Systems, Inc. - Cl. A * ...................    82,000       740
   Catalina Marketing Corp. * ..............................    23,900       422
   CSS Industries, Inc. * ..................................    22,100       852
   G & K Services, Inc. - Cl. A ............................    28,600       847
   McGrath Rent Corp. ......................................    28,800       770
   MPS Group, Inc. * .......................................   124,800       859
   Right Management Consultants, Inc. * ....................    39,900       505
   United Stationers, Inc. * ...............................    31,400     1,136
   Waste Connections, Inc. * ...............................     9,600       336
                                                                          ------
                                                                           6,467
Communications Equipment - 0.9%
   Cable Design Technologies Corp. * .......................   183,400    $1,311

Computers & Peripherals - 0.2%
   ScanSource, Inc. * ......................................     9,200       246

Construction & Engineering - 1.4%
   Insituform Technologies, Inc. - Cl. A * .................    62,000     1,096
   Maximus, Inc. * .........................................    31,600       873
                                                                          ------
                                                                           1,969
Construction Materials - 1.5%
   Carlisle Cos., Inc. .....................................     7,700       325
   Florida Rock Industries, Inc. ...........................    26,500     1,094
   Granite Construction, Inc. ..............................    37,400       716
                                                                          ------
                                                                           2,135
Containers & Packaging - 1.2%
   AptarGroup, Inc. ........................................    33,600     1,210
   Myers Industries, Inc. ..................................    47,575       452
                                                                          ------
                                                                           1,662
Diversified Financials - 3.5%
   Allied Capital Corp. ....................................    59,200     1,368
   American Capital Strategies, Ltd. .......................    40,600     1,013
   First Financial Fund, Inc. * ............................    62,000       958
   Investment Technology Group, Inc. * .....................    19,300       359
   Triad Guaranty, Inc. * ..................................    34,400     1,305
                                                                          ------
                                                                           5,003
Electric Utilities - 2.8%
   Black Hills Corp. .......................................    43,800     1,345
   Cleco Corp. .............................................    38,800       672
   El Paso Electric Co. * ..................................    43,700       539
   Otter Tail Power Co. ....................................    22,200       599
   PNM Resources, Inc. .....................................    32,200       861
                                                                          ------
                                                                           4,016
Electrical Equipment - 1.2%
   Deswell Industries, Inc. ................................    47,500       964
   Littelfuse, Inc. * ......................................    36,200       809
                                                                          ------
                                                                           1,773
Electronic Equipment & Instruments - 3.6%
   Analogic Corp. ..........................................    10,800       527
   C&D Technologies, Inc. ..................................    38,100       547
   Electro Rent Corp. * ....................................    92,300       995
   Franklin Electric Co., Inc. .............................    25,000     1,391
   Methode Electronics, Inc. - Cl. A .......................    29,100       313
   Technitrol, Inc. * ......................................    27,200       410
   Ultimate Electronics, Inc. * ............................    35,500       455
   Woodward Governor Co. ...................................    13,400       576
                                                                          ------
                                                                           5,214
Energy Equipment & Services - 3.0%
   Atwood Oceanics, Inc. * .................................    18,600       505

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                          Market
                   Name of Issuer                              Shares     Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Energy Equipment & Services - Continued
   Carbo Ceramics, Inc. ....................................    28,200   $ 1,050
   Layne Christensen Co. * .................................    19,100       154
   Lone Star Technologies, Inc. * ..........................    21,900       464
   Tetra Technologies, Inc. * ..............................    48,600     1,441
   West Hampshire Energy Services, Inc. * ..................    33,200       647
                                                                         -------
                                                                           4,261
Finance - 0.3%
   Sky Financial Group, Inc. ...............................    19,200       417

Food & Drug Retailing - 1.6%
   Casey's General Stores, Inc. * ..........................    97,800     1,383
   Sonic Corp. * ...........................................    21,000       534
   Wild Oats Markets, Inc. * ...............................    37,600       410
                                                                         -------
                                                                           2,327
Food Products - 1.7%
   American Italian Pasta Co. * ............................    18,600       775
   NBTY, Inc. * ............................................    27,100       571
   Riviana Foods, Inc. .....................................    17,600       474
   Sensient Technologies Corp. .............................    30,600       703
                                                                         -------
                                                                           2,523
Gas Utilities - 0.7%
   New Jersey Resources Corp. ..............................    12,900       458
   WGL Holdings , Inc. .....................................    20,900       558
                                                                         -------
                                                                           1,016
Health Care Equipment & Supplies - 3.4%
   Amerigroup Corp. * ......................................    30,000     1,116
   Arrow International, Inc. ...............................     9,800       433
   Landauer, Inc ...........................................    17,100       715
   Owens & Minor, Inc. .....................................    66,800     1,493
   PolyMedica Corp. * ......................................    24,900     1,140
                                                                         -------
                                                                           4,897
Health Care Providers & Services - 1.0%
   Amsurg Corp. ............................................     9,400       287
   Corvel Corp. ............................................     8,800       317
   Healthcare Services Group, Inc. .........................    24,600       348
   Orthodontic Centers of America, Inc.* ...................    69,700       558
                                                                         -------
                                                                           1,510
Hotels Restaurants & Leisure - 3.6%
   CEC Entertainment, Inc. * ...............................    24,300       898
   Rare Hospitality International, Inc. * ..................    57,200     1,869
   Ruby Tuesday, Inc. ......................................   101,100     2,500
                                                                         -------
                                                                           5,267
Household Durables - 1.5%
   Meritage Corp. * ........................................    13,200       650
   Skyline Corp. ...........................................    28,500       855
   Stanley Furniture Co., Inc. * ...........................    23,000       631
                                                                         -------
                                                                           2,136
Household Products - 1.1%
   Mathews International Corp. * ...........................    62,000   $ 1,535

Insurance - 6.7%
   Brown & Brown, Inc. .....................................    52,700     1,713
   Delphi Financial Group, Inc. - Cl. A * ..................    14,000       655
   IPC Holdings, Ltd. ......................................    22,600       757
   Markel Corp. * ..........................................     4,800     1,229
   Ohio Casualty Corp. * ...................................    21,700       286
   Platinum Underwriters Holdings ..........................    21,800       592
   Proassurance Corp. * ....................................    57,200     1,544
   Reinsurance Group of America ............................    14,600       469
   RLI Corp. ...............................................    15,400       507
   Scottish Annuity & Life .................................    58,800     1,188
   Universal American Financial Corp. * ....................   115,000       732
                                                                         -------
                                                                           9,672
Internet & Catalog Retail - 0.7%
   Jersey Jill Group, Inc. * ...............................    63,300     1,066

Internet Software & Services - 1.4%
   Netegrity, Inc. * .......................................    54,800       320
   Packeteer, Inc. * .......................................    74,100     1,154
   Websense, Inc. * ........................................    39,100       612
                                                                         -------
                                                                           2,086
Leisure Equipment & Products - 1.0%
   SCP Pool Corp. * ........................................    43,200     1,486

Machinery - 3.2%
   Albany International Corp. - CI . A .....................    14,200       389
   IDEX Corp. ..............................................    27,000       978
   Kadant, Inc. * ..........................................    24,100       452
   Nordson Corp. ...........................................    35,300       842
   Quixote Corp. ...........................................    34,000       868
   Thomas Industries, Inc. .................................    39,100     1,058
                                                                         -------
                                                                           4,587
Marine - 0.2%
   Kirby Corp. * ...........................................     9,600       271

Media - 1.6%
   Journal Register Co. * ..................................    41,100       744
   Saga Communications, Inc. - CI. A * .....................    66,600     1,295
   Sinclair Broadcast Group, Inc. * ........................    20,700       240
                                                                         -------
                                                                           2,279
Metals & Mining - 1.8%
   Aber Diamond Corp. ......................................    17,000       353
   Carpenter Technology Corp. * ............................    23,800       371
   Gibraltar Steel Corp. ...................................    38,600       791
   Penn Virginia Corp. .....................................    24,100     1,036
                                                                         -------
                                                                           2,551
Multi-Utilities - 0.5%
   Vectren Corp. * .........................................    28,900       724

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                         Market
                       Name of Issuer                         Shares      Value
----------------------------------------------------------   --------   --------
                                                                         (000's)
COMMON STOCK - Continued

Multiline Retail - 1.6%
   Freds, Inc. ...........................................     43,500   $  1,617
   Stein Mart, Inc. * ....................................    116,700        699
                                                                        --------
                                                                           2,316
Oil & Gas - 2.3%
   Cimarex Energy Co. * ..................................      5,900        140
   Forest Oil Corp. * ....................................     28,100        706
   Magnum Hunter Resources, Inc. .........................     92,600        740
   Patina Oil & Gas Corp. ................................     13,375        430
   St. Mary Land & Exploration Co. * .....................     12,400        338
   Westport Resources Corp. * ............................     13,800        314
   XTO Energy, Inc. ......................................     34,600        696
                                                                        --------
                                                                           3,364
Paper & Forest Products - 1.2%
   Deltic Timber Corp. ...................................     28,600        814
   Wausau-Mosinee Paper Corp. ............................     77,200        864
                                                                        --------
                                                                           1,678
Pharmaceuticals - 1.0%
   Bone Care International, Inc. * .......................     53,900        749
   Diversa Corp. * .......................................     76,300        750
                                                                        --------
                                                                           1,499
Real Estate Development - 0.8%
   Kilroy Realty Corp. ...................................     42,900      1,180

Real Estate Investment Trust - 5.8%
   Arden Realty Group, Inc. ..............................     16,500        428
   Bedford Property Investors, Inc. ......................     28,800        818
   Chelsea Property Group, Inc. ..........................     10,000        403
   Getty Realty Corp. ....................................     14,900        333
   Glenborough Realty Trust, Inc. ........................     50,500        967
   Innkeepers USA Trust. .................................     66,800        454
   LaSalle Hotel Properties ..............................     38,400        568
   Maguire Properties, Inc. ..............................     18,600        358
   Mid Atlantic Realty Trust .............................     26,500        555
   RAIT Investment Trust .................................     17,500        464
   Reckson Associates Realty Corp. .......................     16,200        338
   Sun Communities, Inc. .................................     46,900      1,843
   Washington Real Estate Investment Trust ...............     28,800        783
                                                                        --------
                                                                           8,312
Road & Rail - 3.3%
   Dollar Thrifty Automotive Group, Inc. * ...............     21,500        399
   Genesee & Wyo., Inc. -Cl. A ...........................     49,400      1,016
   Hub Group Inc. * ......................................     13,500        118
   Landstar Systems, Inc. * ..............................     34,000      2,137
   USF Corp. .............................................     26,700        720
   Werner Enterprises, Inc. * ............................     15,600        331
                                                                        --------
                                                                           4,721
Semiconductor Equipment & Products - 2.3%
   Atmi, Inc. * ..........................................     31,500   $    786
   ESS Technology, Inc. * ................................     52,600        513
   Exar Corp. * ..........................................     56,800        899
   Mykrolis Corp. * ......................................     72,600        737
   Pericom Semiconductor Corp. * .........................     47,300        440
                                                                        --------
                                                                           3,375
Software - 2.2%
   Ansys, Inc ............................................     21,300        662
   Black Box Corp. .......................................     15,400        557
   Progress Software Corp. * .............................     53,000      1,099
   SPSS, Inc. ............................................     46,700        782
   Systems & Computer Technology Corp. * .................     14,200        128
                                                                        --------
                                                                           3,228
Specialty Retail - 6.1%
   Aaron Rents, Inc. .....................................     53,100      1,370
   Guitar Center, Inc. ...................................     24,300        705
   Hancock Fabrics, Inc. .................................     43,600        704
   Haverty Furniture Co., Inc. ...........................     76,900      1,346
   Hibbett Sporting Goods, Inc. * ........................     47,600      1,568
   Hughes Supply, Inc. ...................................      8,300        288
   O'Reilly Automotive, Inc. * ...........................     40,900      1,365
   Shoe Carnival, Inc. * .................................     23,800        351
   TBC Corp. * ...........................................     60,100      1,145
                                                                        --------
                                                                           8,842
Textiles & Apparel - 0.6%
   Culp, Inc. * ..........................................     40,300        278
   Unifi, Inc. * .........................................    101,300        628
                                                                        --------
                                                                             906
Tobacco - 0.6%
   Universal Corp. * .....................................     19,700        833
                                                                        --------
                                       TOTAL COMMON STOCK-       96.7%   139,628

                                                                Par
                                                               Value
                                                             --------
                                                              (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 19.5%
   State Street Navigator Securities Lending Portfolio ...   $ 28,156     28,156

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                               Par      Market
                       Name of Issuer                         Value      Value
---------------------------------------------------------   --------   --------
                                                             (000's)    (000's)
SHORT-TERM INVESTMENTS - 3.0%

   Investment in joint trading account (Note B)
   1.181% due 07/01/03 ..................................   $  4,354   $  4,354
                                                            --------   --------
                                       TOTAL INVESTMENTS-      119.2%   172,138
                     Payables, less cash and receivables-      (19.2)%  (27,713)
                                                            --------   --------
                                              NET ASSETS-      100.0%  $144,425
                                                            ========   ========

* Non-income producing security.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
REAL ESTATE EQUITY FUND

                                                                         Market
                       Name of Issuer                        Shares      Value
---------------------------------------------------------   --------   --------
                                                             (000's)    (000's)
COMMON STOCK

Real Estate Development - 5.9%
   Catellus Development Corp. * .........................    160,100    $  3,522
   Rouse Co. ............................................    192,400       7,331
   The Macerich Co. .....................................     10,200         358
                                                                        --------
                                                                          11,211
Real Estate Investment Trust - 75.5%
   American Financial Realty Trust ......................     12,400         185
   AMLI Residential Properties Trust ....................     33,500         789
   Apartment Investment & Management Co. ................     56,500       1,955
   Archstone Communities Trust ..........................    350,010       8,400
   Arden Realty Group, Inc. .............................    210,200       5,455
   Avalonbay Communities, Inc. ..........................    157,322       6,708
   Boston Properties, Inc. ..............................    174,550       7,645
   BRE Properties, Inc. .................................     81,600       2,709
   Brookfield Homes Corp. ..............................      33,740         520
   CarrAmerica Realty Corp. .............................     48,000       1,335
   Centerpoint Properties Corp. .........................     30,100       1,844
   Chateau Communities, Inc. ............................     55,250       1,635
   Chelsea Property Group, Inc. .........................     42,100       1,697
   Cousins Properties, Inc. .............................     32,800         915
   Equity Office Properties Trust * .....................    184,835       4,992
   Equity Residential Properties Trust * ................    312,500       8,109
   Essex Property Trust, Inc. ...........................     66,600       3,813
   Federal Realty Investment Trust ......................    147,000       4,704
   FelCor Lodging Trust, Inc. ...........................     55,100         433
   General Growth Properties ............................    152,400       9,516
   Highwoods Properties, Inc. ...........................     84,300       1,880
   Home Properties of New York, Inc. ....................     49,500       1,744
   Host Marriott Corp. * ................................    533,000       4,877
   Innkeepers USA Trust .................................     17,000         116
   Kimco Realty Corp. ...................................     59,600       2,259
   Liberty Property Trust ...............................     40,200       1,391
   Mack-Cali Realty LP * ................................    143,300       5,213
   Nationwide Health Properties, Inc. ...................     68,155       1,086
   PAN Pacific Retail Properties, Inc. ..................     79,100       3,113
   Pennsylvania Real Estate Investment ..................     15,900         476
   Post Properties, Inc. ................................     33,900         898
   Prologis Trust .......................................    390,570      10,663
   Public Storage, Inc. .................................    108,800       3,685
   Reckson Associates Realty Corp. ......................     35,300         736
   Regency Centers Corp. ................................    140,455       4,913
   Shurgard Storage Centers, Inc. .......................     45,500       1,505
   Simon Property Group, Inc. ...........................    374,200      14,605
   SL Green Realty Corp. ................................     84,900       2,962
   Summit Properties, Inc. ..............................     10,900         225
   Sun Communities, Inc. ................................     11,200         440
   Taubman Centers, Inc. ................................    108,700       2,083
   Trizec Properties, Inc. ..............................     51,300         583
   United Dominion Realty Trust, Inc. ...................    180,400       3,107
   Ventas, Inc. .........................................     38,400         582
   Vornado Realty Trust .................................     54,500       2,376
                                                                        --------
                                                                         144,877
Real Estate Operations - 15.7%
   AMB Property Corp. ...................................    161,100    $  4,538
   Boardwalk Equities, Inc. .............................     42,100         478
   Brookfield Properties Corporation ....................    369,600       7,854
   Developers Diversified Realty Corp. ..................     93,400       2,656
   Forest City Enterprises, Inc. ........................     14,400         597
   Frontline Capital Group * ............................    121,500           1
   Hilton Hotels Corp. * ................................    400,300       5,120
   Manufactured Home Communities, Inc. ..................     53,800       1,889
   Starwood Hotels & Resorts Worldwide, Inc. * ..........    241,600       6,907
   Wyndham International, Inc. ..........................    179,800          79
                                                                        --------
                                                                          30,119
                                                                        --------

                                         TOTAL COMMON STOCK-    97.1%    186,207

                                                               Par
                                                              Value
                                                             (000's)
                                                            --------
SHORT-TERM INVESTMENTS - 2.6%
   Investment in joint trading account
      (Note B)
      1.181% due 07/01/03 ...............................   $  5,050       5,050
                                                            --------    --------
                                       TOTAL INVESTMENTS-       99.7%    191,257
                     Cash and Receivables, less payables-        0.3%        611
                                                            --------    --------
                                              NET ASSETS-      100.0%   $191,868
                                                            ========    ========

* Non-income producing security.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                         Market
                     Name of Issuer                           Shares      Value
---------------------------------------------------------   ---------   --------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 0.8%
   Boeing Co. * .........................................     251,800   $  8,642
   General Dynamics Corp. * .............................      36,000      2,610
   Precision Castparts Corp. ............................      47,500      1,477
   Rockwell Collins, Inc. * .............................      82,579      2,034
                                                                        --------
                                                                          14,763
Air Freight & Couriers - 0.7%
   Fedex Corp. ..........................................     116,700      7,239
   United Parcel Service, Inc. - Cl. B ..................     100,000      6,370
                                                                        --------
                                                                          13,609
Auto Components - 0.1%
   Superior Industries International, Inc. ..............      44,600      1,860

Automobiles - 1.1%
   Ford Motor Co. .......................................     600,400      6,598
   General Motors Corp. * ...............................     284,900     10,256
   Harley-Davidson, Inc. * ..............................     111,100      4,429
                                                                        --------
                                                                          21,283
Banks - 5.7%
   Bank of America Corp. * ..............................     486,300     38,432
   Charter One Financial, Inc. ..........................     514,055     16,028
   Comerica, Inc. * .....................................      20,000        930
   First Tennessee National Corp. .......................      47,400      2,081
   FleetBoston Financial Corp. ..........................     510,100     15,155
   JP Morgan Chase & Co. ................................     411,849     14,077
   M & T Bank Corp. * ...................................     149,200     12,566
   TCF Financial Corp. ..................................      47,100      1,877
   US Bancorp * .........................................      77,500      1,899
   Wachovia Corp. * .....................................     165,000      6,593
                                                                        --------
                                                                         109,638
Beverages - 1.8%
   Anheuser-Busch Cos., Inc. ............................     299,700     15,300
   Pepsi Bottling Group, Inc. * .........................      40,600        813
   PepsiCo, Inc. * ......................................     394,200     17,542
   Starbucks Corp. * ....................................      63,200      1,549
                                                                        --------
                                                                          35,204
Biotechnology - 2.6%
   Amgen, Inc. * ........................................     500,400     33,247
   Genetech, Inc. * .....................................       9,000        649
   Genzyme Corp. * ......................................     220,700      9,225
   Gilead Sciences, Inc. * ..............................      46,800      2,601
   MedImmune, Inc. * ....................................      77,700      2,826
   Sepracor, Inc. * .....................................      74,629      1,346
                                                                        --------
                                                                          49,894
Chemicals - 1.0%
   Dow Chemical Co. * ...................................     189,200      5,858
   Praxair, Inc. * ......................................     199,300     11,978
   Rohm & Haas Co. ......................................      19,800        614
                                                                        --------
                                                                          18,450
Commercial Services & Supplies - 1.1%
   Apollo Group, Inc. - Cl. A * .........................      23,000   $  1,421
   Avery Dennison Corp. * ...............................     140,000      7,028
   Honeywell International, Inc. ........................     293,700      7,886
   Paychex, Inc. ........................................     134,200      3,933
                                                                        --------
                                                                          20,268
Communications Equipment - 1.1%
   Cisco Systems, Inc. * ................................   1,121,700     18,721
   Qualcomm, Inc. * .....................................      55,300      1,977
                                                                        --------
                                                                          20,698
Computers & Peripherals - 6.4%
   Dell Computer Corp. * ................................     448,100     14,321
   EMC Corp. * ..........................................   1,255,800     13,148
   Hewlett-Packard Co. * ................................     543,800     11,583
   Intel Corp. ..........................................   1,695,900     35,248
   International Business Machines Corp. ................     361,100     29,791
   Lexmark International Group, Inc. - Cl. A * ..........     169,100     11,967
   Sun Microsystems, Inc. ...............................   1,495,000      6,877
                                                                        --------
                                                                         122,935
Construction & Engineering - 0.1%
   Fluor Corp. * ........................................      57,300      1,928

Construction Materials - 0.1%
   Nucor Corp. ..........................................      49,200      2,403

Containers & Packaging - 0.3%
   Ball Corp. ...........................................      91,000      4,141
   Smurfit-Stone Container Corp. * ......................     145,900      1,901
                                                                        --------
                                                                           6,042
Credit Card - 0.7%
   MBNA Corp. * .........................................     675,391     14,075

Diversified Financials - 7.8%
   American Express Co. * ...............................     150,000      6,272
   Capital One Financial Corp. ..........................      80,700      3,969
   Citigroup, Inc. * ....................................   1,297,214     55,521
   Goldman Sachs Group, Inc. ............................      59,200      4,958
   Merrill Lynch & Co., Inc. * ..........................     427,300     19,946
   Morgan Stanley, Dean Witter, Discover & Co. ..........     403,800     17,262
   State Street Corp. ...................................      79,100      3,117
   Washington Mutual, Inc. * ............................     214,800      8,871
   Wells Fargo & Co. * ..................................     593,100     29,892
                                                                        --------
                                                                         149,808
Diversified Telecommunication Services - 3.1%
   CenturyTel, Inc. .....................................     225,500      7,858
   SBC Communications, Inc. * ...........................     771,303     19,707
   Verizon Communications * .............................     800,200     31,568
                                                                        --------
                                                                          59,133

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                         Market
                     Name of Issuer                           Shares     Value
---------------------------------------------------------   ---------   --------
                                                                         (000's)
COMMON STOCK - Continued

Electric Utilities - 2.0%
   Cinergy Corp. * ......................................      29,100   $  1,071
   Constellation Energy Group, Inc. * ...................      95,500      3,276
   Entergy Corp. * ......................................     243,800     12,868
   Exelon Corp. * .......................................      31,200      1,866
   FPL Group, Inc. ......................................     189,700     12,681
   Southern Co. .........................................     220,000      6,855
                                                                        --------
                                                                          38,617
Electric/Gas - 0.6%
   Dominion Resources, Inc. .............................     174,500     11,215

Electrical Equipment - 1.3%
   Rockwell International Corp. * .......................     343,600      8,191
   United Technologies Corp. * ..........................     232,300     16,454
                                                                        --------
                                                                          24,645
Electronic Equipment & Instruments - 0.1%
   Jabil Circuit, Inc. * ................................      40,200        888

Energy Equipment & Services - 0.5%
   Cooper Cameron Corp. * ...............................      27,600      1,390
   Halliburton Co. * ....................................     377,000      8,671
                                                                        --------
                                                                          10,061
Food & Drug Retailing - 0.2%
   Walgreen Co. * .......................................      75,500      2,273
   Williams-Sonoma, Inc. * ..............................      77,300      2,257
                                                                        --------
                                                                           4,530
Food Products - 0.6%
   Corn Products International, Inc. ....................     113,000      3,393
   General Mills, Inc. * ................................     156,900      7,439
                                                                        --------
                                                                          10,832
Health Care Equipment & Supplies - 1.5%
   Amerisource Bergen Corp. * ...........................      53,000      3,676
   Boston Scientific Corp. * ............................      64,100      3,916
   Medtronic, Inc. * ....................................     267,648     12,839
   St. Jude Medical, Inc. * .............................     136,800      7,866
                                                                        --------
                                                                          28,297
Health Care Providers & Services - 2.0%
   Advance PCS * ........................................      23,700        906
   Anthem, Inc. * .......................................     171,700     13,247
   Cardinal Health, Inc. * ..............................      60,300      3,877
   DaVita, Inc. * .......................................     150,000      4,017
   Express Scripts, Inc. - Cl. A * ......................      32,300      2,207
   UnitedHealth Group, Inc. * ...........................     168,206      8,452
   Wellpoint Health Networks, Inc. * ....................      64,300      5,421
                                                                        --------
                                                                          38,127
Hotels Restaurants & Leisure - 0.6%
   Darden Restaurants, Inc. * ...........................      65,000      1,234
   Hilton Hotels Corp. * ................................     114,100      1,459
   International Game Technology * ......................      65,000      6,651
   International Speedway Corp. - Cl. A .................      17,000        672
   Marriott International, Inc. - Cl. A * ...............      55,000   $  2,113
                                                                        --------
                                                                          12,129
Household Products - 2.2%
   Clorox Co. * .........................................     176,600      7,532
   Dial Corp. ...........................................     102,400      1,992
   Procter & Gamble Co. * ...............................     366,500     32,684
                                                                        --------
                                                                          42,208
Industrial Conglomerates - 2.6%
   3M Co. ...............................................      59,800      7,713
   General Electric Co. * ...............................   1,486,700     42,638
                                                                        --------
                                                                          50,351
Insurance - 6.8%
   AFLAC, Inc. * ........................................     300,600      9,243
   American International Group, Inc. * .................     521,500     28,776
   Chubb Corp. * ........................................     149,300      8,958
   Fidelity National Financial, Inc. * ..................     247,625      7,617
   Hartford Financial Services Group, Inc. * ............     361,450     18,203
   Metlife, Inc. * ......................................     573,200     16,233
   Old Republic International Corp. .....................      67,400      2,310
   Protective Life Corp. ................................      39,100      1,046
   Prudential Financial, Inc. * .........................     489,200     16,461
   Radian Group, Inc. ...................................     240,400      8,811
   The PMI Group, Inc. ..................................     283,700      7,614
   Torchmark, Inc. * ....................................      56,800      2,116
   Travelers Property Casualty Corp. - Cl. A * ..........     158,800      2,525
   Travelers Property Casualty Corp. - Cl. B * ..........      36,500        576
                                                                        --------
                                                                         130,489
Internet & Catalog Retail - 0.1%
   eBay, Inc. * .........................................      14,300      1,490

Internet Software & Services - 0.3%
   Yahoo, Inc. * ........................................     150,000      4,914

IT Consulting & Services - 0.9%
   Accenture, Ltd. - Cl. A * ............................     300,000      5,427
   Affiliated Computer Services, Inc. - Cl. A * .........      18,200        832
   Computer Sciences Corp. * ............................     223,800      8,531
   Electronic Data Systems Corp. * ......................      68,700      1,474
                                                                        --------
                                                                          16,264
Leisure Equipment & Products - 0.1%
   Hasbro, Inc. * .......................................      65,700      1,149

Machinery - 1.9%
   Danaher Corp. * ......................................     177,400     12,072
   Eaton Corp. * ........................................     182,500     14,346
   Illinois Tool Works, Inc. * ..........................      36,000      2,371

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                        Market
                   Name of Issuer                           Shares       Value
-------------------------------------------------------   ---------   ----------
                                                                        (000's)
COMMON STOCK - Continued

Machinery - Continued
   ITT Industries, Inc. * .............................     114,100   $    7,469
                                                                      ----------
                                                                          36,258
Media - 4.5%
   AOL Time Warner, Inc. * ............................     729,900       11,744
   Clear Channel Communications, Inc. * ...............     206,900        8,770
   Comcast Corp. - Cl. A ..............................   1,022,275       30,752
   Omnicom Group, Inc. * ..............................      23,900        1,714
   The Walt Disney Co. * ..............................   1,031,900       20,380
   Viacom, Inc. - Cl. B * .............................     256,800       11,212
   Washington Post Co. - Cl. B ........................       1,700        1,246
                                                                      ----------
                                                                          85,818
Metals & Mining - 0.2%
   Alcan Aluminum, Ltd. * .............................     110,000        3,442

Multi-Utilities - 0.2%
   Energy East Corp. ..................................     150,000        3,114

Multiline Retail - 2.6%
   Kohl's Corp. * .....................................     146,300        7,517
   Nordstrom, Inc. ....................................     110,200        2,151
   Ross Stores, Inc. ..................................      74,800        3,197
   Target Corp. * .....................................     187,400        7,091
   Wal-Mart Stores, Inc. * ............................     567,700       30,469
                                                                      ----------
                                                                          50,425
Oil & Gas - 5.8%
   Apache Corp. .......................................     153,720       10,001
   BP Amoco plc - ADR .................................     231,400        9,724
   ChevronTexaco Corp. * ..............................     206,100       14,881
   Conoco Phillips ....................................     287,500       15,755
   Devon Energy Corp. * ...............................     271,022       14,473
   Exxon Mobil Corp. * ................................   1,090,680       39,166
   Marathon Oil Corp. * ...............................     133,600        3,520
   Murphy Oil Corp. ...................................      15,800          831
   Occidental Petroleum Corp. * .......................      84,900        2,848
                                                                      ----------
                                                                         111,199
Paper & Forest Products - 0.8%
   International Paper Co. * ..........................     448,100       16,011

Personal Products - 1.0%
   Alberto-Culver Co. - Cl. B * .......................      40,700        2,080
   Avon Products, Inc. ................................      28,900        1,798
   Colgate-Palmolive Co. ..............................      70,500        4,085
   Gillette Co. .......................................     353,800       11,272
                                                                      ----------
                                                                          19,235
Pharmaceuticals - 9.8%
   Abbott Laboratories * ..............................      78,400        3,431
   Allergan, Inc. * ...................................      39,200        3,022
   Barr Laboratories, Inc. * ..........................      29,400        1,926
   Eli Lilly & Co. * ..................................      48,800        3,366
   Forest Laboratories, Inc. * ........................     113,000        6,187
   Johnson & Johnson * ................................     692,500   $   35,802
   Merck & Co., Inc. * ................................     492,000       29,791
   Pfizer, Inc. * .....................................   2,287,240       78,109
   Watson Pharmaceuticals, Inc. * .....................      48,900        1,974
   Wyeth * ............................................     535,000       24,369
                                                                      ----------
                                                                         187,977
Road & Rail - 0.2%
   Burlington Northern Santa Fe Corp. * ...............     130,200        3,703

Semiconductor Equipment & Products - 2.1%
   Analog Devices, Inc. * .............................      70,100        2,441
   Applied Materials, Inc. * ..........................     587,300        9,314
   KLA-Tencor Corp. * .................................      18,600          865
   Novellus Systems, Inc. * ...........................     269,670        9,876
   QLogic Corp. * .....................................      87,100        4,209
   Texas Instruments, Inc. * ..........................     800,000       14,080
                                                                      ----------
                                                                          40,785
Software - 5.0%
   Adobe Systems, Inc. ................................      82,200        2,636
   BMC Software, Inc. * ...............................     720,000       11,757
   Fair Issac & Co., Inc. .............................      19,200          988
   Mercury Interactive Corp. * ........................      65,000        2,509
   Microsoft Corp. * ..................................   2,090,500       53,538
   Oracle Corp. * .....................................   1,310,300       15,750
   Symantec Corp. * ...................................      83,100        3,645
   Veritas Software Corp. * ...........................     185,900        5,330
                                                                      ----------
                                                                          96,153
Specialty Retail - 3.4%
   Bed Bath & Beyond, Inc. * ..........................     327,600       12,714
   Best Buy Co., Inc. * ...............................      77,400        3,399
   Home Depot, Inc. * .................................     623,600       20,654
   Lowe's Cos., Inc. * ................................     484,500       20,809
   Staples, Inc. * ....................................     330,000        6,056
   TJX Cos., Inc. * ...................................     119,100        2,244
                                                                      ----------
                                                                          65,876
Textiles & Apparel - 0.8%
   Liz Claiborne, Inc. * ..............................      75,200        2,651
   Nike, Inc. - Cl. B .................................     224,100       11,987
                                                                      ----------
                                                                          14,638
Tobacco - 1.4%
   Altria Group, Inc. .................................     589,300       26,778

Trading Companies & Distributors - 0.4%
   CDW Corp. ..........................................     150,000        6,870

U.S. Government Agencies - 2.0%
   Federal Home Loan Mortgage Corp. ...................     245,000       12,439
   Federal National Mortgage Assoc. * .................     385,800       26,018
                                                                      ----------
                                                                          38,457
                                                                      ----------
                                   TOTAL COMMON STOCK-         99.0%   1,894,936

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                             Par        Market
                     Name of Issuer                         Value       Value
--------------------------------------------------------   -------   ----------
                                                           (000's)     (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 1.5%
   State Street Navigator Securities
      Lending Portfolio ................................   $28,498   $   28,498

SHORT-TERM INVESTMENTS - 0.9%

   Investment in joint trading account
      (Note B)
      1.181% due 07/01/03 ..............................    17,127       17,127
                                                           -------   ----------
                                      TOTAL INVESTMENTS-     101.4%   1,940,561
                    Payables, less cash and receivables-      (1.4)%    (26,022)
                                                           -------   ----------
                                             NET ASSETS-     100.0%  $1,914,539
                                                           =======   ==========

* Non-income producing security.

ADR-American Depository Receipt.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MANAGED FUND

                                                                          Market
                      Name of Issuer                           Shares     Value
----------------------------------------------------------   ---------   -------
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 0.8%
   Boeing Co. (US) .......................................     323,300   $11,095
   Raytheon Co. (US) .....................................      27,800       913
   Rockwell Collins, Inc. (US) ...........................     143,600     3,537
                                                                         -------
                                                                          15,545
Air Freight & Couriers - 0.3%
   Fedex Corp. (US) ......................................      97,700     6,060

Auto Components - 0.3%
   Ingersoll-Rand Co. - Cl. A (US) .......................      47,200     2,234
   Magna International , Inc. - Cl. A
      (US) ...............................................      52,000     3,498
                                                                         -------
                                                                           5,732
Automobiles - 1.5%
   Ford Motor Co. (US) ...................................   1,222,800    13,439
   General Motors Corp. (US) .............................     166,700     6,001
   General Motors Corp. - Cl. H (US) .....................     182,300     2,335
   Harley-Davidson, Inc. (US) ............................     195,600     7,797
                                                                         -------
                                                                          29,572
Banks - 2.9%
   Bank of America Corp. (US) ............................     179,200    14,162
   Bank One Corp. (US) ...................................     191,900     7,135
   Charter One Financial, Inc. (US) ......................     289,500     9,027
   FleetBoston Financial Corp. (US) ......................     215,300     6,397
   JP Morgan Chase & Co. (US) ............................     355,600    12,154
   TCF Financial Corp. (US) ..............................     104,400     4,159
   Wachovia Corp. (US) ...................................     125,000     4,995
                                                                         -------
                                                                          58,029
Beverages - 1.2%
   Anheuser-Busch Cos., Inc. (US) ........................     133,700     6,826
   Pepsi Bottling Group, Inc. (US) .......................      53,000     1,061
   PepsiCo, Inc. (US) ....................................     335,800    14,943
                                                                         -------
                                                                          22,830
Biotechnology - 1.1%
   Amgen, Inc. (US) ......................................     291,800    19,387
   Biogen, Inc. (US) .....................................      16,100       612
   Genetech, Inc. (US) ...................................      37,000     2,668
                                                                         -------
                                                                          22,667
Chemicals - 0.5%
   Air Products & Chemicals, Inc. (US) ...................      84,400     3,511
   E.I. du Pont de Nemours & Co. (US) ....................      76,700     3,194
   Praxair, Inc. (US) ....................................      61,600     3,702
                                                                         -------
                                                                          10,407
Commercial Services & Supplies - 1.0%
   Automatic Data Processing, Inc. (US) ..................      39,400     1,334
   Avery Dennison Corp. (US) .............................     147,700     7,415
   Checkfree Corp. (US) ..................................      58,900     1,640
   Honeywell International, Inc. (US) ....................     210,100     5,641
   Monster Worldwide, Inc. (US) ..........................      47,200   $   931
   Robert Half International, Inc. (US) ..................      61,000     1,155
   Sabre Group Holdings, Inc. (US) .......................      87,800     2,164
                                                                         -------
                                                                          20,280
Communications Equipment - 0.6%
   Cisco Systems, Inc. (US) ..............................     604,300    10,086
   JDS Uniphase Corp. (US) ...............................     294,000     1,032
   Polycom, Inc. (US) ....................................      51,900       719
   Qualcomm, Inc. (US) ...................................      27,700       990
                                                                         -------
                                                                          12,827
Computers & Peripherals - 3.2%
   Apple Computer, Inc. (US) .............................      33,000       631
   Dell Computer Corp. (US) ..............................     227,500     7,271
   EMC Corp. (US) ........................................     921,000     9,643
   Intel Corp. (US) ......................................     679,100    14,114
   International Business Machines
      Corp. (US) .........................................     169,500    13,984
   Lexmark International Group, Inc. -
      Cl. A (US) .........................................     172,100    12,180
   Seagate Technology (US) ...............................      52,700       930
   Sun Microsystems, Inc. (US) ...........................   1,000,675     4,603
                                                                         -------
                                                                          63,356
Construction & Engineering - 0.3%
   American Standard Cos., Inc. (US) .....................      42,500     3,142
   Fluor Corp. (US) ......................................      81,300     2,735
                                                                         -------
                                                                           5,877
Containers & Packaging - 0.1%
   Ball Corp. (US) .......................................      60,000     2,731

Diversified Financials - 4.6%
   AmeriCredit Corp. (US) ................................      92,200       788
   Citigroup, Inc. (US) ..................................     667,200    28,556
   Merrill Lynch & Co., Inc. (US) ........................      93,100     4,346
   Morgan Stanley, Dean Witter,
      Discover & Co. (US) ................................     174,500     7,460
   SLM Corp. (US) ........................................     448,400    17,564
   State Street Corp. (US) ...............................      14,900       587
   Washington Mutual, Inc. (US) ..........................     412,300    17,028
   Wells Fargo & Co. (US) ................................     288,900    14,561
                                                                         -------
                                                                          90,890
Diversified Telecommunication Services - 2.2%
   AT&T Corp. (US) .......................................     123,040     2,369
   BellSouth Corp. (US) ..................................     259,100     6,900
   CenturyTel, Inc. (US) .................................     131,400     4,579
   Cox Communications, Inc. - Cl. A
      (US) ...............................................      44,000     1,404
   SBC Communications, Inc. (US) .........................     254,500     6,502
   Sprint Corp. (US) .....................................     210,300     3,028
   Sprint PCS (US) .......................................     620,200     3,566

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MANAGED FUND

                                                                          Market
                      Name of Issuer                           Shares     Value
----------------------------------------------------------   ---------   -------
                                                                         (000's)
COMMON STOCK - Continued

Diversified Telecommunication Services - Continued
   Verizon Communications (US) ...........................     362,100   $14,285
                                                                         -------
                                                                          42,633
Electric Utilities - 1.3%
   AES Corp. (US) ........................................     371,100     2,356
   American Electric Power Co. (US) ......................      43,500     1,298
   Constellation Energy Group, Inc.
      (US) ...............................................      75,000     2,573
   Entergy Corp. (US) ....................................     187,200     9,880
   FPL Group, Inc. (US) ..................................      75,000     5,014
   Pinnacle West Capital Corp. (US) ......................      41,200     1,543
   Southern Co. (US) .....................................      75,000     2,337
                                                                         -------
                                                                          25,001
Electric/Gas - 0.2%
   Dominion Resources, Inc. (US) .........................      50,000     3,213

Electrical Equipment - 1.0%
   Emerson Electric Co. (US) .............................      17,400       889
   Rockwell International Corp. (US) .....................     247,000     5,889
   United Technologies Corp. (US) ........................     173,900    12,317
                                                                         -------
                                                                          19,095
Electronic Equipment & Instruments - 0.0%
   Agilent Technologies, Inc. (US) .......................      33,000       645

Energy Equipment & Services - 1.0%
   Baker Hughes, Inc. (US) ...............................     196,300     6,590
   Cooper Cameron Corp. (US) .............................      60,000     3,023
   Halliburton Co. (US) ..................................     294,900     6,783
   Schlumberger, Ltd. (US) ...............................      20,300       965
   Weatherford Bermuda (US) ..............................      52,300     2,191
                                                                         -------
                                                                          19,552
Food & Drug Retailing - 0.2%
   Williams-Sonoma, Inc. (US) ............................     158,000     4,614

Food Products - 1.1%
   Archer Daniels Midland Co. (US) .......................     345,000     4,440
   Campbell Soup Co. (US) ................................     159,300     3,903
   General Mills, Inc. (US) ..............................     107,700     5,106
   Kraft Foods, Inc. - Cl. A (US) ........................      31,000     1,009
   Unilever NV (US) ......................................     136,600     7,376
                                                                         -------
                                                                          21,834
Gas Utilities - 0.7%
   Kinder Morgan Management LLC
      (US) ...............................................      92,190     3,453
   Sempra Energy (US) ....................................     238,000     6,790
   Williams Cos., Inc. (US) ..............................     369,200     2,917
                                                                         -------
                                                                          13,160
Health Care Equipment & Supplies - 0.6%
   Applera Corporation - Applied
      Biosystems Group (US) ..............................     170,700     3,248
   Becton, Dickinson & Co. (US) ..........................      26,900     1,045
   Guidant Corp. (US) ....................................      21,500       954
   Medtronic, Inc. (US) ..................................      35,200   $ 1,689
   St. Jude Medical, Inc. (US) ...........................      99,600     5,727
                                                                         -------
                                                                          12,663
Health Care Providers & Services - 1.7%
   Anthem, Inc. (US) .....................................     120,600     9,304
   DaVita, Inc. (US) .....................................     100,900     2,702
   HCA-The Healthcare Corp. (US) .........................      34,400     1,102
   Lincare Holdings, Inc. (US) ...........................      76,200     2,401
   McKesson HBOC, Inc. (US) ..............................     146,600     5,240
   UnitedHealth Group, Inc. (US) .........................     141,200     7,096
   Wellpoint Health Networks, Inc. (US) ..................      65,400     5,513
                                                                         -------
                                                                          33,358
Hotels Restaurants & Leisure - 0.2%
   Carnival Corp. (US) ...................................      60,100     1,954
   McDonald's Corp. (US) .................................      38,300       845
   Starwood Hotels & Resorts
   Worldwide, Inc. (US) ..................................      30,200       863
                                                                         -------
                                                                           3,662
Household Products - 1.1%
   Clorox Co. (US) .......................................     163,600     6,978
   Procter & Gamble Co. (US) .............................     174,000    15,517
                                                                         -------
                                                                          22,495
Industrial Conglomerates - 1.9%
   General Electric Co. (US) .............................   1,261,700    36,185
   Tyco International, Ltd. (US) .........................      45,500       864
                                                                         -------
                                                                          37,049
Insurance - 4.7%
   American International Group, Inc.
      (US) ...............................................     301,600    16,642
   Chubb Corp. (US) ......................................      66,000     3,960
   Cincinnati Financial Corp. (US) .......................      25,800       957
   Everest Re Group, Ltd. (US) ...........................     123,700     9,463
   Hartford Financial Services Group,
      Inc. (US) ..........................................     304,200    15,320
   Metlife, Inc. (US) ....................................     369,300    10,459
   Prudential Financial, Inc. (US) .......................     422,400    14,214
   Radian Group, Inc. (US) ...............................      77,500     2,840
   The PMI Group, Inc. (US) ..............................     187,100     5,022
   Torchmark, Inc. (US) ..................................     139,100     5,181
   Travelers Property Casualty Corp. -
      Cl. B (US) .........................................     318,700     5,026
   XL Capital, Ltd. - Cl. A (US) .........................      34,500     2,863
                                                                         -------
                                                                          91,947
Internet & Catalog Retail - 0.1%
   Amazon.com, Inc. (US) .................................      33,100     1,208

Internet Software & Services - 0.2%
   VeriSign, Inc. (US) ...................................      45,000       622

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MANAGED FUND

                                                                          Market
                       Name of Issuer                          Shares     Value
----------------------------------------------------------   ---------   -------
                                                                         (000's)
COMMON STOCK - Continued

Internet Software & Services - Continued
   Yahoo, Inc. (US) ......................................     119,700   $ 3,922
                                                                         -------
                                                                           4,544
IT Consulting & Services - 1.0%
   Accenture, Ltd. - Cl. A (US) ..........................     419,200     7,583
   Affiliated Computer Services, Inc. -
      Cl. A (US) .........................................      71,600     3,274
   Computer Sciences Corp. (US) ..........................     131,100     4,998
   SunGard Data Systems, Inc. (US) .......................     188,100     4,874
                                                                         -------
                                                                          20,729
Machinery - 0.3%
   Danaher Corp. (US) ....................................      82,600     5,621
   Navistar International Corp., Inc. - Cl.
      B (US) .............................................      28,000       914
                                                                         -------
                                                                           6,535
Media - 3.6%
   AOL Time Warner, Inc. (US) ............................     656,376    10,561
   Cablevision Systems Corp. - Cl. A
      (US) ...............................................     239,861     4,980
   Clear Channel Communications, Inc.
      (US) ...............................................     139,600     5,918
   Comcast Corp. - Cl. A (US) ............................     472,200    14,251
   Entercom Communications Corp.
      (US) ...............................................       5,200       255
   Fox Entertainment Group, Inc. - Cl. A
      (US) ...............................................      55,000     1,583
   Interactive Corp. (US) ................................     200,100     7,918
   Interpublic Group Cos., Inc. (US) .....................      78,200     1,046
   Knight-Ridder, Inc. (US) ..............................      13,600       937
   Liberty Media Corp. - Ser. A (US) .....................     220,908     2,554
   Radio One, Inc. - Cl. D (US) ..........................      54,500       968
   The Walt Disney Co. (US) ..............................     545,000    10,764
   Viacom, Inc. - Cl. B (US) .............................     187,000     8,164
   Vivendi Universal - ADR (US) ..........................      30,300       559
                                                                         -------
                                                                          70,458
Metals & Mining - 0.3%
   Alcan Aluminum, Ltd. (US) .............................     150,000     4,693
   Phelps Dodge Corp. (US) ...............................      22,900       878
                                                                         -------
                                                                           5,571
Multi-Utilities - 0.1%
   NiSource, Inc. (US) ...................................      61,400     1,167

Multiline Retail - 1.5%
   Costco Wholesale Corp. (US) ...........................      95,700     3,502
   Kohl's Corp. (US) .....................................      32,500     1,670
   Wal-Mart Stores, Inc. (US) ............................     437,300    23,470
                                                                         -------
                                                                          28,642
Oil & Gas - 3.4%
   Apache Corp. (US) .....................................      83,900     5,458
   BJ Services Co. (US) ..................................      55,300     2,066
   BP Amoco plc - ADR (US) ...............................      33,300   $ 1,399
   ChevronTexaco Corp. (US) ..............................     123,100     8,888
   Conoco Phillips (US) ..................................     125,800     6,894
   Equitable Resources, Inc. (US) ........................      14,500       591
   Exxon Mobil Corp. (US) ................................     954,200    34,265
   Kinder Morgan, Inc. (US) ..............................          70         4
   Royal Dutch Petroleum Co. (US) ........................      74,000     3,450
   Unocal Corp. (US) .....................................     116,300     3,337
                                                                         -------
                                                                          66,352
Paper & Forest Products - 0.8%
   Bowater, Inc. (US) ....................................      34,800     1,303
   International Paper Co. (US) ..........................     427,200    15,264
                                                                         -------
                                                                          16,567
Personal Products - 0.4%
   Gillette Co. (US) .....................................     218,200     6,952

Pharmaceuticals - 6.9%
   Allergan, Inc. (US) ...................................     124,600     9,607
   AstraZeneca Group Plc - ADR (US) ......................     328,500    13,393
   Forest Laboratories, Inc. (US) ........................     218,600    11,968
   Johnson & Johnson (US) ................................     303,700    15,701
   Merck & Co., Inc. (US) ................................     296,700    17,965
   Pfizer, Inc. (US) .....................................   1,521,400    51,956
   Wyeth (US) ............................................     351,200    15,997
                                                                         -------
                                                                         136,587
Real Estate Investment Trust - 0.1%
   General Growth Properties (US) ........................      20,100     1,255

Semiconductor Equipment & Products - 2.0%
   Altera Corp. (US) .....................................      42,600       699
   Applied Materials, Inc. (US) ..........................     757,800    12,019
   Applied Micro Circuits Corp. (US) .....................      58,100       351
   KLA-Tencor Corp. (US) .................................      24,500     1,139
   Lam Research Corp. (US) ...............................      40,200       732
   Maxim Integrated Products, Inc. (US) ..................      91,600     3,132
   Novellus Systems, Inc. (US) ...........................     101,700     3,724
   Teradyne, Inc. (US) ...................................      29,900       518
   Texas Instruments, Inc. (US) ..........................     967,800    17,033
                                                                         -------
                                                                          39,347
Software - 3.5%
   BEA Systems, Inc. (US) ................................     243,300     2,642
   BMC Software, Inc. (US) ...............................     423,900     6,922
   Cadence Design Systems, Inc. (US) .....................      71,900       867
   Mercury Interactive Corp. (US) ........................     110,300     4,259
   Microsoft Corp. (US) ..................................   1,395,800    35,746
   Network Associates, Inc. (US) .........................      63,300       803
   Oracle Corp. (US) .....................................     875,000    10,518
   Sap Aktiengesellschaft - ADR (US) .....................      65,500     1,914
   Symantec Corp. (US) ...................................      85,000     3,728

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MANAGED FUND

                                                                        Market
                       Name of Issuer                       Shares      Value
--------------------------------------------------------   --------   ----------
                                                                       (000's)
COMMON STOCK - Continued

Software - Continued
   Veritas Software Corp. (US) .........................     35,100   $    1,006
                                                                      ----------
                                                                          68,405
Specialty Retail - 2.5%
   AutoNation, Inc. (US) ...............................     62,000          975
   AutoZone, Inc. (US) .................................    105,900        8,045
   Bed Bath & Beyond, Inc. (US) ........................    139,300        5,406
   Home Depot, Inc. (US) ...............................    448,900       14,868
   Lowe's Cos., Inc. (US) ..............................    355,000       15,247
   RadioShack Corp. (US) ...............................     73,600        1,936
   Staples, Inc. (US) ..................................    207,400        3,806
                                                                      ----------
                                                                          50,283
Textiles & Apparel - 0.5%
   Nike, Inc. - Cl. B (US) .............................    172,700        9,238

Tobacco - 1.0%
   Altria Group, Inc. (US) .............................    354,000       16,086
   UST, Inc. (US) ......................................    105,000        3,678
                                                                      ----------
                                                                          19,764
Trading Companies & Distributors - 0.4%
   CDW Corp. (US) ......................................    175,000        8,015

U.S. Government Agencies - 1.5%
   Federal Home Loan Mortgage Corp. -
      Bonds (US) .......................................    114,700        5,823
   Federal National Mortgage Assoc. -
      Bonds (US) .......................................    341,900       23,058
                                                                      ----------
                                                                          28,881
Wireless Telecommunications Services - 0.1%
   AT&T Wireless Group (US) ............................    350,000        2,874
                                                                      ----------
                                     TOTAL COMMON STOCK-       66.5%   1,311,098

                                                             Par
                                                            Value
                                                           --------
                                                           (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.2%
   Boeing Capital Corp. - Sr. Notes (US)
      6.5% due 02/15/12 ................................   $  1,797        2,027
   Bombardier, Inc. 144A (a) (US)
      6.75% due 05/01/12 ...............................        883          905
   Raytheon Co. - Debs. (US)
      6.0% due 03/25/07 ................................        125          137
   Raytheon Co. - Notes (US)
      8.3% due 03/01/10 ................................        133          163
                                                                      ----------
                                                                           3,232
Airlines - 0.2%
   Offshore Logistics, Inc. - Sr. Notes
      144A (a) (US)
      6.125% due 06/15/13 ..............................      1,400        1,403
   Popular North America, Inc. (US)
      6.125% due 10/15/06 ..............................      1,439   $    1,602
                                                                      ----------
                                                                           3,005
Auto Components - 0.0%
   Arvinmeritor, Inc. - Notes (US)
      8.75% due 03/01/12 ...............................         15           17

Auto Loan - 0.6%
   Ford Motor Credit Co. - Notes (US)
      6.875% due 02/01/06 ..............................        953        1,011
   Ford Motor Credit Co. (US)
      7.25% due 10/25/11 ...............................      1,655        1,701
      7.375% due 10/28/09 ..............................         50           52
   Ford Motor Credit Co. - Bonds (US)
      7.375% due 02/01/11 ..............................         25           26
   Ford Motor Credit Co. (US)
      7.875% due 06/15/10 ..............................        250          268
   General Motors Acceptance Corp.
      (US)
      6.875% due 08/28/12 ..............................      1,000          998
      7.5% due 07/15/05 ................................      1,743        1,868
   General Motors Acceptance Corp. -
      Notes (US)
      6.875% due 09/15/11 ..............................        500          502
      8.0% due 11/01/31 ................................        390          383
   General Motors Acceptance Corp. -
      Sr. Notes (US)
      7.0% due 02/01/12 ................................        900          906
   General Motors Acceptance Corp. -
      Bonds (US)
      7.25% due 03/02/11 ...............................         15           15
   GMAC Commercial Mortgage
      Securities, Inc. - CTF Cl. H 144A
      (a) (US)
      5.31% due 05/10/36 ...............................      3,000        2,998
                                                                      ----------
                                                                          10,728
Automobiles - 0.3%
   DaimlerChrysler NA - Notes (US)
      3.75% due 06/04/08 ...............................        175          173
   DaimlerChrysler NA Holding Co. -
      Notes (US)
      4.75% due 01/15/08 ...............................        180          185
   First Invs Auto Owner Trust - Notes
      Cl. A (US)
      3.46% due 12/15/08 ...............................         50           51
   Ford Motor Co. - Bonds (US)
      6.625% due 10/01/28 ..............................      2,134        1,776
      7.45% due 07/16/31 ...............................      1,460        1,337

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Automobiles - Continued
   General Motors Corp. - Sr. Debs.
      (US)
      8.375% due 07/15/33 ..................................    $2,334   $ 2,292
   Hertz Corp. (US)
      7.625% due 08/15/07 ..................................       100       106
                                                                         -------
                                                                           5,920
Banks - 2.8%
   ABN Amro Bank NV - Sub. Notes
      144A (a) (US)
      4.65% due 06/04/18 ...................................     2,080     2,052
   Bank Americorp. - Sr. Notes (US)
      5.125% due 11/15/14 ..................................        70        75
   Bank of America Corp. - Sr. Notes
      (US)
      7.125% due 09/15/06 ..................................       250       288
   Bank One Corp. - Sub. Notes (US)
      4.9% due 04/30/15 ....................................        90        93
   Bank One Corp. - Notes (US)
      6.5% due 02/01/06 ....................................     1,238     1,374
   Barclays Bank plc - 144A (a) (US)
      6.86% due 06/15/32 ...................................        30        35
   BNP Paribas - 144A (a) (US)
      5.125% due 01/15/15 ..................................        60        63
   Central American Bank - 144A (a)
      (US)
      6.75% due 04/15/13 ...................................     1,350     1,439
   Corporacion Andina De Fomento -
      Notes (US)
      5.2% due 05/21/13 ....................................     1,330     1,347
      6.875% due 03/15/12 ..................................       160       182
   Credit Suisse First Boston - Ser. 2003
      (US)
      3.727% due 03/25/35 ..................................     3,867     3,952
   Credit Suisse First Boston - Ser.
      2003-C3 Cl. F 144A (a) (US)
      4.518% due 05/15/38 ..................................     2,000     2,010
   Credit Suisse First Boston - Sr. Notes
      (US)
      4.625% due 01/15/08 ..................................     1,180     1,260
      7.125% due 07/15/32 ..................................     1,911     2,305
   Credit Suisse First Boston - Notes
      (US)
      5.75% due 04/15/07 ...................................       739       821
   Credit Suisse First Boston (US)
      6.5% due 01/15/12 ....................................       125       143
      7.29% due 09/15/09 ...................................     4,062     4,840
   Credit Suisse First Boston - Ser.
      2003-8 Cl. VA1 (US)
      6.5% due 04/25/33 ....................................     9,020     9,285
   Credit Suisse First Boston Mortgage -
      CTF Cl. II A2 (US)
      4.375% due 04/25/33 ..................................       128       130
   Credit Suisse First Boston Mortgage -
      Cl. A2 (US)
      5.935% due 01/15/06 ..................................    $  250   $   272
   Credit Suisse First Boston Mortgage -
      CF2 Cl. A3 (US)
      6.238% due 02/15/34 ..................................       250       282
   Credit Suisse First Boston Mortgage
      Securities Corp. - Cl. A1 (US)
      3.801% due 06/15/06 ..................................     2,095     2,133
   Credit Suisse First Boston Mortgage
      Securities Corp. (US)
      7.545% due 04/15/10 ..................................     2,533     3,086
   CS First Boston Mortgage Securities
      Corp. - Cl. A1 (US)
      6.91% due 01/15/08 ...................................     4,793     5,345
   First Union Lehman Brothers Bank -
      Ser. 1998 C2 CTF Cl. E (US)
      6.778% due 05/18/13 ..................................     2,000     2,238
   First Union National Bank
      Commercial & Mortgage Trust -
      CTF Cl. A1 (US)
      5.585% due 08/12/10 ..................................       442       484
   FleetBoston Financial Corp. - Sr.
      Notes (US)
      7.25% due 09/15/05 ...................................     1,248     1,393
   JP Morgan Chase & Co. - Notes (US)
      5.25% due 05/30/07 ...................................     2,739     3,004
      5.35% due 03/01/07 ...................................     2,200     2,409
   JP Morgan Chase & Co. - Sub. Notes
      (US)
      6.75% due 02/01/11 ...................................     3,000     3,521
                                                                         -------
                                                                          55,861
Beverages - 0.1%
   Anheuser Busch Cos., Inc. - Debs.
      (US)
      6.5% due 02/01/43 ....................................     1,232     1,446

Chemicals - 0.1%
   E.I. Du Pont de Nemours & Co. -
      Notes (US)
      3.375% due 11/15/07 ..................................     1,410     1,451

Commercial Services & Supplies - 0.6%
   Cendant Corp. - Notes (US)
      6.875% due 08/15/06 ..................................       150       168
   Cendant Corp. - Sr. Notes (US)
      6.25% due 01/15/08 ...................................       125       138
      6.25% due 03/15/10 ...................................       710       790
      7.125% due 03/15/15 ..................................     1,367     1,585
      7.375% due 01/15/13 ..................................     1,417     1,669

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                  Name of Issuer                                Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Commercial Services & Supplies - Continued
   Falconbridge, Ltd. - Notes (US)
      5.375% due 06/01/15 ..................................    $1,395   $ 1,335
   HCA, Inc. - Notes (US)
      6.25% due 02/15/13 ...................................       650       663
      6.95% due 05/01/12 ...................................       150       160
   MDC Holdings, Inc. - Sr. Notes (US)
      5.5% due 05/15/13 ....................................        90        91
   PHH Corp. - Notes (US)
      7.125% due 03/01/13 ..................................        70        79
   Ryland Group, Inc. - Sr. Notes (US)
      5.375% due 06/01/08 ..................................     2,350     2,420
   Teppco Partners - Sr. Notes (US)
      6.125% due 02/01/13 ..................................     1,308     1,452
   Tyco International Group SA - Notes
      (US)
      5.875% due 11/01/04 ..................................        70        72
      6.125% due 01/15/09 ..................................        70        74
   Tyco International Group SA - Sr.
      Notes (US)
      6.375% due 10/15/11 ..................................     1,450     1,523
   USA Education , Inc. (US)
      5.625% due 04/10/07 ..................................       125       139
   Waste Management, Inc. - Sr. Notes (US)
      6.375% due 11/15/12 ..................................       125       142
      6.5% due 11/15/08 ....................................        80        91
                                                                         -------
                                                                          12,591
Communications Equipment - 0.3%
   American Tower Corp. - Sr. Notes
      (US)
      9.375% due 02/01/09 ..................................       900       907
   Deutsche Telekom International (US)
      8.5% due 06/15/10 ....................................       721       885
   Deutsche Telekom International
      Finance (US)
      8.75% due 06/15/30 ...................................     1,854     2,362
   Deutsche Telekom International
      Finance BV - Notes (US)
      9.25% due 06/01/32 ...................................        70        97
   Motorola, Inc. - Notes (US)
      6.75% due 02/01/06 ...................................     1,500     1,635
   Motorola, Inc. - Debs. (US)
      7.5% due 05/15/25 ....................................        20        22
   Motorola, Inc. (US)
      8.0% due 11/01/11 ....................................        30        36
                                                                         -------
                                                                           5,944
Computers & Peripherals - 0.0%
   Electronic Data Systems Corp. - Sr.
      Notes 144A (a) (US)
      6.0% due 08/01/13 ....................................       100        98

Construction & Engineering - 0.0%
   Pulte Homes, Inc. - Sr. Notes (US)
      6.25% due 02/15/13 ...................................    $  100   $   111
      7.875% due 08/01/11 ..................................        90       109
                                                                         -------
                                                                             220
Containers & Packaging - 0.0%
   Sealed Air Corp. - Sr. Notes 144A (a)
      (US)
      6.875% due 07/15/33 ..................................       713       722

Credit Card - 0.2%
   Citibank Credit Card Issuance Trust -
      Cl. A1 Notes (US)
      4.95% due 02/09/09 ...................................     2,000     2,176
   MBNA Corp. (US)
      6.125% due 03/01/13 ..................................        90        98
   MBNA Credit Card Master Note
      Trust - Notes Cl. C (US)
      6.8% due 07/15/14 ....................................       500       547
   Nordstrom Credit Card Master Note
      Trust - Notes Cl. B 144A (a) (US)
      2.039% due 10/13/10 ..................................       150       151
   Pass Through Amortizing Credit Card
      Trust - CTF Cl. A3 144A (a) (US)
      6.298% due 06/18/12 ..................................       160       162
   Sears Credit Account Master Trust -
      Ser. 1998-2 Cl. A (US)
      5.25% due 10/16/08 ...................................       584       599
   Structured Assets Securities Corp.
      (US)
      8.517% due 07/15/27 ..................................        99       110
                                                                         -------
                                                                           3,843
Diversified Financials - 3.8%
   Associates Corp. of North America -
      Sr. Notes (US)
      6.25% due 11/01/08 ...................................       250       288
   AXA Financial, Inc. - Sr. Notes (US)
      7.75% due 08/01/10 ...................................     1,068     1,301
   Bear Stearns ARM Trust - CTF Cl. II
      A2 (US)
      4.25% due 04/25/33 ...................................       158       160
   Bear Stearns Trust - Ser. 2003-2 Cl.
      A3 144A (a) (US)
      3.703% due 01/25/33 ..................................       250       252
   Bear Stearns, Inc. - Ser. 2002 CTF Cl.
      A2 (US)
      4.72% due 11/11/35 ...................................     2,000     2,097
   Chase Commercial Mortgage
      Securities Corp. - Ser. 1997-1 Cl.
      A2 (US)
      7.37% due 02/19/07 ...................................     5,151     5,763

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                  Name of Issuer                                Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Diversified Financials - Continued
   Chase Commercial Mortgage
      Securities Corp. - Cl. C (US)
      7.928% due 07/15/32 ..................................    $1,000   $ 1,239
   Chase Funding Loan Acquisition
      Trust - Cl. IA3 (US)
      4.541% due 02/25/23 ..................................     4,000     4,037
   Chase Funding Loan Acquisition
      Trust - CTF Cl. IA 3 (US)
      5.353% due 09/25/26 ..................................     9,000     9,094
   CIT Group, Inc - Sr. Notes (US)
      4.0% due 05/08/08 ....................................       934       951
      5.75% due 09/25/07 ...................................     1,420     1,548
   Citigroup, Inc. - Sr. Notes (US)
      3.5% due 02/01/08 ....................................       208       214
      5.0% due 03/06/07 ....................................     3,000     3,264
   Citigroup, Inc. - Notes (US)
      5.5% due 08/09/06 ....................................     2,000     2,196
   Citigroup, Inc. - Sub. Notes (US)
      5.625% due 08/27/12 ..................................     1,340     1,476
   Devon Financing Corp. United L C -
      Notes (US)
      6.875% due 09/30/11 ..................................       105       123
   Duke Capital Corp. - Sr. Notes (US)
      6.25% due 02/15/13 ...................................     2,475     2,631
      6.75% due 02/15/32 ...................................     1,394     1,405
   Fund American Cos, Inc. - GTD Sr.
      Notes (US)
      5.875% due 05/15/13 ..................................     1,480     1,548
   GE Commercial Mortgage Corp. -
      Ser. 2003-Cl 144A (a) (US)
      5.948% due 01/10/38 ..................................     3,000     3,164
   General Electric Capital Corp. (US)
      5.875% due 02/15/12 ..................................     2,950     3,300
      6.0% due 06/15/12 ....................................        70        79
   Goldman Sachs Group, Inc. - Sr.
      Notes (US)
      4.125% due 01/15/08 ..................................     1,050     1,103
      5.25% due 04/01/13 ...................................        90        96
      6.6% due 01/15/12 ....................................        40        46
   Goldman Sachs Group, Inc. (US)
      6.875% due 01/15/11 ..................................     3,405     4,018
   Greater Connecticut Consumer Loan
      Trust - Notes Cl. A 144A (a) (US)
      6.25% due 02/15/20 ...................................       645       648
   Green Tree Financial Corp. - Ser.
      1996-8 Cl. A6 (US)
      7.6% due 10/15/27 ....................................     3,861     4,026
   International Lease Finance Corp. -
      Notes (US)
      5.875% due 05/01/13 ..................................     2,817     3,033
   ISTAR Financial , Inc. - Sr. Notes
      (US)
      7.0% due 03/15/08 ....................................     1,900     1,995
   Monumental Global Funding - Sr.
      Sec. Notes Ser. A 144A (a) (US)
      5.2% due 01/30/07 ....................................    $  250   $   272
   Morgan Stanley Group, Inc. - Notes
      (US)
      3.625% due 04/01/08 ..................................       100       102
      5.3% due 03/01/13 ....................................       205       218
   Morgan Stanley Group, Inc. (US)
      6.75% due 04/15/11 ...................................     2,880     3,369
   Nationwide Life Global Funding (US)
      5.35% due 02/15/07 ...................................        60        65
   Pemex Project Funding Master Trust
      (US)
      6.125% due 08/15/08 ..................................     3,000     3,210
   Pemex Project Funding Master Trust -
      Notes (US)
      8.5% due 02/15/08 ....................................        51        60
   Premex Project Funding Master Trust
      (US)
      7.375% due 12/15/14 ..................................     1,000     1,095
   Salomon Brothers Commercial and
      Mortgage Trust - CTF 2001-Cl Cl.
      A3 (US)
      6.428% due 12/18/35 ..................................       925     1,073
   SLM Corp. (US)
      5.0% due 04/15/15 ....................................       375       387
      5.375% due 01/15/13 ..................................        90        97
   USAA Capital Corp. - 144A (a) (US)
      4.0% due 12/10/07 ....................................       150       157
   Washington Mutual Mortgage
      Securities Corp. - Cl. A6 (US)
      4.56% due 03/25/33 ...................................        96        97
   Washington Mutual, Inc. (US)
      5.625% due 01/15/07 ..................................     3,050     3,362
   Wells Fargo & Co. - Notes (US)
      3.5% due 04/04/08 ....................................       330       340
                                                                         -------
                                                                          74,999
Diversified Telecommunication Services - 1.0%
   AT&T Corp. - Sr. Notes (US)
      8.5% due 11/15/31 ....................................       125       142
   Cox Communications, Inc. - Notes (US)
      4.625% due 06/01/13 ..................................       190       190
   Crown Castle International Corp. - Sr.
      Notes (US)
      10.75% due 08/01/11 ..................................       250       272
   France Telecom SA - Notes (US)
      9.25% due 03/01/11 ...................................       895     1,126
      10.0% due 03/01/31 ...................................     3,408     4,716
   Nextel Communications, Inc. - Sr.
      Ser. Notes (US)
      12.0% due 11/01/08 ...................................       500       541

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MANAGED FUND
                                                                 Par      Market
                  Name of Issuer                                Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Diversified Telecommunication Services - Continued
   SBC Communications, Inc. - Notes
      (US)
      5.875% due 02/01/12 ..................................    $  250   $   281
   SingaporeTelecommunications -
      Notes 144A (a) (US)
      7.375% due 12/01/31 ..................................        75        92
   Sprint Capital Corp. - Notes (US)
      6.0% due 01/15/07 ....................................       125       134
      7.125% due 01/30/06 ..................................       100       109
      8.375% due 03/15/12 ..................................       852     1,020
      8.75% due 03/15/32 ...................................     5,167     6,185
   Telstra, Ltd. - Notes (US)
      6.375% due 04/01/12 ..................................       125       144
   Verizon Global Funding Corp. - Notes
      (US)
      6.75% due 12/25/32 ...................................     2,169     2,420
   Verizon Global Funding Corp. -
      Global Notes (US)
      7.375% due 09/01/12 ..................................       927     1,131
   Verizon New York, Inc. - Debs. Ser. A
      (US)
      6.875% due 04/01/12 ..................................       963     1,134
   Vodafone Group plc - Notes (US)
      5.375% due 01/30/15 ..................................       110       117
   Voicestream Wireless Corp. Sr. Notes
      (US)
      10.375% due 11/15/09 .................................       146       170
                                                                         -------
                                                                          19,924
Electric Utilities - 0.4%
   American Electric Power , Inc. - Sr.
      Notes Ser. D (US)
      5.25% due 06/01/15 ...................................     1,395     1,406
   American Electric Power, Inc. - Sr.
      Notes Ser. C (US)
      5.375% due 03/15/10 ..................................        90        96
   Black Hills Corp. - Notes (US)
      6.5% due 05/15/13 ....................................     1,025     1,023
   Cilcorp, Inc. - Sr. Notes (US)
      8.7% due 10/15/09 ....................................       185       230
   DPL, Inc. - Sr. Notes (US)
      6.875% due 09/01/11 ..................................     1,394     1,530
   Oncor Electric Delivery Co. - Sr. Sec.
      Notes 144A (a) (US)
      6.375% due 01/15/15 ..................................     1,695     1,923
   Progress Energy, Inc. - Sr. Notes (US)
      6.75% due 03/01/06 ...................................     1,560     1,734
      7.1% due 03/01/11 ....................................       250       291
                                                                         -------
                                                                           8,233
Electric/Gas - 0.2%
   Cilcorp, Inc. - Sr. Bond (US)
      9.375% due 10/15/29 ..................................        25        35
   Dominion Resources, Inc. - Sr. Notes
      Ser. D (US)
      5.125% due 12/15/09 ..................................    $   45   $    49
   Dominion Resources, Inc. - Notes
      (US)
      5.7% due 09/17/12 ....................................       300       329
   Oncor Electric Delivery Co. - Sr. Sec.
      Notes (US)
      7.0% due 05/01/32 ....................................       125       144
   Peco Energy Transport Trust - Ser.
      1999A Cl. A7 (US)
      6.13% due 03/01/09 ...................................       315       361
   PSEG Power LLC - Sr. Notes (US)
      6.875% due 04/15/06 ..................................     1,760     1,963
   Virginia Electric Power Co. - Sr.
      Notes (US)
      4.75% due 03/01/13 ...................................        90        93
                                                                         -------
                                                                           2,974
Electronic Equipment & Instruments - 0.0%
   Solectron Corp. - Sr. Notes (US)
      9.625% due 02/15/09 ..................................       500       535

Energy Equipment & Services - 0.2%
   Enbridge Energy Partners LP - Notes
      144A (a) (US)
      4.75% due 06/01/13 ...................................     1,710     1,713
   TXU Energy Co. LLC - Sr. Notes
      144A (a) (US)
      7.0% due 03/15/13 ....................................     2,336     2,585
                                                                         -------
                                                                           4,298
Finance - 0.6%
   Bear Stearns & Co., Inc. - Notes (US)
      5.7% due 11/15/14 ....................................     2,468     2,735
   California Infras & Ecomomic - Ser.
      1997-1 CTF Cl. A6 (US)
      6.38% due 09/25/08 ...................................       500       542
   California Infrastructure
      Development - Ser. 1997-1 CTF Cl.
      A7 (US)
      6.42% due 09/25/08 ...................................       500       542
   Household Financial Corp. - Notes
      (US)
      6.0% due 05/01/04 ....................................       125       130
      6.375% due 11/27/12 ..................................       150       171
   Household Financial Corp. - Global
      Notes (US)
      4.625% due 01/15/08 ..................................     1,432     1,528
   Household Financial Corp. (US)
      5.75% due 01/30/07 ...................................       285       315
   Hutchison Whampoa International -
      Notes 144A (a) (US)
      6.5% due 02/13/13 ....................................     2,000     2,098

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Finance - Continued
   Monumental Global Funding II - Sr.
      Notes 144A (a) (US)
      3.85% due 03/03/08 ...................................    $  360   $   372
   NiSource Finance Corp. - Sr. Notes
      (US)
      6.15% due 03/01/13 ...................................     1,475     1,583
   NiSource Finance Corp. (US)
      7.875% due 11/15/10 ..................................     1,350     1,594
   Reliastar Financial Corp. - Notes (US)
      6.5% due 11/15/08 ....................................       160       181
   Vanderbilt Acquisition Loan Trust -
      Sr./Sub. Cl. A3 (US)
      5.7% due 09/07/23 ....................................       250       265
                                                                         -------
                                                                          12,056
Food & Drug Retailing - 0.0%
   Delhaize America, Inc. - Notes (US)
      8.125% due 04/15/11 ..................................       130       143
   Kroger Co. - Sr. Notes (US)
      6.2% due 06/15/12 ....................................        40        44
   The Kroger Co. - Notes (US)
      7.5% due 04/01/31 ....................................        60        71
                                                                         -------
                                                                             258
Food Products - 0.3%
   Kellogg Co. - Notes Ser. B (US)
      6.6% due 04/01/11 ....................................       200       235
   Kraft Foods, Inc. - Notes (US)
      5.25% due 06/01/07 ...................................     4,757     5,155
   Nabisco, Inc. - Notes (US)
      7.05% due 07/15/07 ...................................        90       103
   Nabisco, Inc. - Debs. (US)
      7.55% due 06/15/15 ...................................       500       635
                                                                         -------
                                                                           6,128
Foreign Governmental - 0.3%
   Quebec Province Canada (US)
      5.5% due 04/11/06 ....................................     2,790     3,052
   Republic of Chile - Bonds (US)
      5.5% due 01/15/13 ....................................       110       116
   United Mexican States (US)
      4.625% due 10/08/08 ..................................        80        82
      6.375% due 01/16/13 ..................................     1,800     1,908
   United Mexican States - Notes (US)
      9.875% due 02/01/10 ..................................       125       160
                                                                         -------
                                                                           5,318
Gas Utilities - 0.3%
   Kinder Morgan Energy Partners - Sr.
      Notes (US)
      7.3% due 08/15/33 ....................................     1,480     1,777
   Michigan Consolidated Gas Co. - Sr.
      Notes (US)
      5.7% due 03/15/33 ....................................     1,480     1,545
   National Rural Utilities Cooperative
      Finance - Bonds (US)
      3.875% due 02/15/08 ..................................    $1,698   $ 1,769
                                                                         -------
                                                                           5,091
Health Care Providers & Services - 0.1%
   Columbia/HCA Healthcare Corp.
      (US)
      6.91% due 06/15/05 ...................................     2,030     2,151
   HCA-The Healthcare Corp. - Notes
      (US)
      7.125% due 06/01/06 ..................................       170       185
   Humana, Inc. - Sr. Notes (US)
      7.25% due 08/01/06 ...................................       135       150
                                                                         -------
                                                                           2,486
Home Equity Loan - 1.3%
   Centex Home Equity Loan Trust -
      CTF Cl. A5 (US)
      6.83% due 07/25/32 ...................................     2,635     2,857
   Countrywide Home Loan Corp. (US)
      5.5% due 08/01/06 ....................................     2,821     3,083
   Residential Asset Mortgage Products,
      Inc. - Cl. AI2 (US)
      3.38% due 03/25/29 ...................................     5,000     5,102
   Residential Funding and Mortgage
      Securities - Ser. 2002-HI2 (US)
      5.64% due 10/25/14 ...................................     5,000     5,199
   Residential Funding and Mortgage
      Securities - Notes Cl. A7 (US)
      6.9% due 01/25/33 ....................................     9,000    10,043
   Residential Funding and Mortgage
      Securities Trust II - Ser. 2001-HS2
      Cl. A4 (US)
      6.43% due 04/25/16 ...................................       180       184
                                                                         -------
                                                                          26,468
Hotels Restaurants & Leisure - 0.3%
   Boyd Gaming Corp. - Sr. Notes (US)
      9.25% due 08/01/09 ...................................       250       278
   Hilton Hotels Corp. - Notes (US)
      7.625% due 12/01/12 ..................................     1,450     1,588
   MGM Mirage, Inc. (US)
      8.5% due 09/15/10 ....................................        55        65
   Six Flags, Inc. - Sr. Notes (US)
      8.875% due 02/01/10 ..................................       375       358
      9.5% due 02/01/09 ....................................       400       394
   Starwood Hotels & Resorts
      Worldwide, Inc. - Sr. Notes (US)
      7.875% due 05/01/12 ..................................     2,900     3,175
                                                                         -------
                                                                           5,858

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Household Durables - 0.1%
   Centex Corp. - Sr. Notes (US)
      4.75% due 01/15/08 ...................................    $   40   $    42
   Lennar Corp. - Sr. Notes (US)
      5.95% due 03/01/13 ...................................        30        33
      9.95% due 05/01/10 ...................................        30        35
   Mohawk Industries, Inc. - Notes (US)
      6.5% due 04/15/07 ....................................     1,580     1,768
   Pulte Homes, Inc. - Sr. Notes (US)
      8.125% due 03/01/11 ..................................        25        31
                                                                         -------
                                                                           1,909
Household Products - 0.1%
   Enterprise Products - Sr. Notes
      144A (a) (US)
      6.875% due 03/01/33 ..................................     1,384     1,568

Industrial Conglomerates - 0.1%
   General Electric Co. - Notes (US)
      5.0% due 02/01/13 ....................................     1,730     1,827

Insurance - 0.2%
   Aetna Inc. - Sr. Notes (US)
      7.375% due 03/01/06 ..................................       100       112
   Metlife, Inc. - Debs. (US)
      3.911% due 05/15/05 ..................................       190       198
   Nationwide Mutual Insurance Co. -
      Notes 144A (a) (US)
      7.875% due 04/01/33 ..................................        30        35
   Prudential Insurance Co. - Sr. Notes
      144A (a) (US)
      6.375% due 07/23/06 ..................................       350       392
   UnumProvident Corp. - Sr. Notes
      (US)
      7.625% due 03/01/11 ..................................     1,500     1,605
   W.R. Berkley Corp. - Notes (US)
      5.875% due 02/15/13 ..................................     2,310     2,457
                                                                         -------
                                                                           4,799
Machinery - 0.1%
   Caterpillar, Inc. - Sr. Debs. (US)
      7.25% due 09/15/09 ...................................     1,050     1,279

Media - 0.7%
   AOL Time Warner, Inc. (US)
      6.15% due 05/01/07 ...................................     1,994     2,243
   AOL Time Warner, Inc. - Debs. (US)
      7.7% due 05/01/32 ....................................     2,351     2,745
   Chancellor Media Corp. (US)
      8.0% due 11/01/08 ....................................       750       885
   Clear Channel Communications, Inc.
      (US)
      7.65% due 09/15/10 ...................................       125       150
   Comcast Corp. - Notes (US)
      6.5% due 01/15/15 ....................................     1,280     1,440
      7.05% due 03/15/33 ...................................     2,432     2,701
   Cox Radio, Inc. - Sr. Notes (US)
      6.625% due 02/15/06 ..................................    $  750   $   819
   Liberty Media Corp. - Sr. Notes (US)
      5.7% due 05/15/13 ....................................       120       122
   Liberty Media Corp. - Bonds (US)
      7.875% due 07/15/09 ..................................       250       293
   News America Holdings, Inc. - Notes
      (US)
      7.75% due 12/01/45 ...................................        40        48
   News America, Inc. - Sr. Notes (US)
      6.75% due 01/09/38 ...................................        30        33
   Time Warner Entertainment Co. - Sr.
      Debs (US)
      8.375% due 03/15/23 ..................................        20        25
   Time Warner, Inc. - Debs. (US)
      7.57% due 02/01/24 ...................................       250       283
   Time Warner, Inc. - Notes (US)
      8.18% due 08/15/07 ...................................       650       762
   Univision Communications, Inc. - Sr.
      Notes (US)
      7.85% due 07/15/11 ...................................       320       379
   Viacom, Inc. (US)
      7.875% due 07/30/30 ..................................     1,054     1,377
   Young Broadcasting, Inc. (US)
      8.75% due 06/15/07 ...................................        85        86
   Young Broadcasting, Inc. - Sr. Sub.
      Notes (US)
      10.0% due 03/01/11 ...................................       153       166
                                                                         -------
                                                                          14,557
Multi-Utilities - 0.4%
   CenterPoint Energy - Bonds Ser. K
      144A (a) (US)
      6.95% due 03/15/33 ...................................     1,000     1,146
   Centerpoint Energy Resources Corp. -
      Sr. Notes 144A (a) (US)
      7.875% due 04/01/13 ..................................     1,500     1,725
   Duke Energy Co. - Bonds Ser. A
      144A (a) (US)
      3.75% due 03/05/08 ...................................       665       685
   South Carolina Electric & Gas Co. -
      Bonds (US)
      5.3% due 05/15/33 ....................................       837       830
   United Utilities plc - Notes (US)
      4.55% due 06/19/18 ...................................     2,524     2,410
                                                                         -------
                                                                           6,796
Multiline Retail - 0.0%
   Target Corp. - Notes (US)
      3.375% due 03/01/08 ..................................        90        92

Oil & Gas - 0.7%
   Amerada Hess Corp. - Notes (US)
      6.65% due 08/15/11 ...................................     1,380     1,592

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MANAGED FUND

                                                                 Par      Market
                        Name of Issuer                          Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Oil & Gas - Continued
   Conoco Phillips - Notes (US)
      5.9% due 10/15/32 ....................................    $   50   $    54
   Devon Energy Corp. - Sr. Debs. (US)
      7.95% due 04/15/32 ...................................     1,480     1,905
   Marathon Oil Corp. - Notes (US)
      6.8% due 03/15/32 ....................................     1,494     1,690
   Mid American Energy Holdings Co. -
      Sr. Notes (US)
      5.125% due 01/15/13 ..................................        25        26
   Occidental Petroleum Corp. - Notes
      (US)
      6.75% due 01/15/12 ...................................     1,913     2,275
   Peco Energy Co. (US)
      5.95% due 11/01/11 ...................................        50        57
   Pogo Producing Co. - Sr. Sub. Notes
      (US)
      10.375% due 02/15/09 .................................       250       272
   Texas Gas Transmission LLC - Notes
      144A (a) (US)
      4.6% due 06/01/15 ....................................     1,960     1,955
   TGT Pipeline - 144A (a) (US)
      5.2% due 06/01/18 ....................................     1,395     1,391
   Union Oil Co. of California (US)
      7.5% due 02/15/29 ....................................        80        96
   Union Pacific Resources Group, Inc. -
      Ser. 2002-1 (US)
      6.061% due 01/17/23 ..................................        50        57
   XTO Energy, Inc. - Sr. Notes
      144A (a) (US)
      6.25% due 04/15/13 ...................................     3,000     3,195
                                                                         -------
                                                                          14,565
Other Asset Backed - 0.0%
   Chase Mortgage Funding 2003 2 CTF
      CL IA 3 (US)
      2.864% due 03/25/07 ..................................       100       101
   Chase Mortgage Funding Ser. 2003-1
      CTF CL. IA-3 (US)
      3.14% due 07/25/23 ...................................       100       102
                                                                         -------
                                                                             203
Other Mortgage - 0.5%
   LB UBS Commercial Mortgage Trust
      - CTF A4 (US)
      4.166% due 04/17/13 ..................................     2,500     2,499
   LB UBS Commercial Mortgage Trust
      - Ser. 2003-C3 Cl. K 144A (a) (US)
      5.18% due 02/17/37 ...................................     1,363     1,342
   LB-UBS Commercial Mortgage Trust
      - Ser. 2000-C4 Cl. A2 (US)
      7.37% due 06/15/10 ...................................     5,318     6,461
                                                                         -------
                                                                          10,302
Paper & Forest Products - 0.4%
   Abitibi-Consolidated, Inc. - Debs.
      (CA)
      8.85% due 08/01/30 ...................................    $3,350   $ 3,637
   International Paper Co. - Notes (US)
      6.75% due 09/01/11 ...................................     1,410     1,631
   Weyerhaeuser Co. - Notes (US)
      6.75% due 03/15/12 ...................................       205       233
   Weyerhaueser Co. - Debs (US)
      7.375% due 03/15/32 ..................................     1,974     2,269
                                                                         -------
                                                                           7,770
Real Estate Development - 0.0%
   Rouse Co. - Notes (US)
      7.2% due 09/15/12 ....................................        70        80

Real Estate Investment Trust - 0.2%
   Boston Properties, Ltd. Partnership -
      Sr. Notes (US)
      6.25% due 01/15/13 ...................................     1,763     1,931
   EOP Operations LP - Notes (US)
      6.75% due 02/15/12 ...................................       110       125
   Health Care Property Investments,
      Inc. - Sr. Notes (US)
      6.45% due 06/25/12 ...................................       973     1,059
   Price Reit, Inc. (US)
      7.5% due 11/05/06 ....................................       125       144
   Simon Property Group LP - Notes
      (US)
      6.35% due 08/28/12 ...................................     1,000     1,108
   Socgen Real Estate Co. LLC-Ser. A
      144A (a) (US)
      7.64% due 12/29/49 ...................................       110       127
                                                                         -------
                                                                           4,494
Software - 0.0%
   Systems 2001 LLC - CTF Cl. B
      144A (a) (US)
      7.156% due 12/15/11 ..................................       323       361

Tobacco - 0.1%
   Philip Morris Cos., Inc. - Debs. (US)
      8.25% due 10/15/03 ...................................     2,075     2,111

U.S. Government Agencies - 12.8%
   Federal Home Loan Bank - Disc.
      Notes (US)
      5.25% due 02/13/04 ...................................     2,000     2,051
   Federal Home Loan Bank - Sr. Notes
      (US)
      5.8% due 09/02/08 ....................................     1,000     1,150
   Federal Home Loan Mortgage Corp. -
      Debs. (US)
      5.5% due 07/15/06 ....................................       480       531
      6.25% due 07/15/32 ...................................     2,000     2,353

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
MANAGED FUND

                                                                Par      Market
                       Name of Issuer                          Value      Value
-----------------------------------------------------------   -------   --------
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   Federal Home Loan Mortgage Corp. -
      Bonds Ser. 2590 CLIP (US)
      5.5% due 08/31/15 ...................................   $ 4,000   $  1,142
   Federal Home Loan Mortgage Corp. -
      Bonds (US)
      5.0% due 12/31/99 ...................................       900        914
      5.5% due 12/31/99 ...................................     2,400      2,476
      6.0% due 08/01/16 ...................................       690        718
      6.0% due 08/01/17 ...................................       670        697
      6.5% due 03/01/17 ...................................       441        463
   Federal National Mortgage Assoc. -
      Bonds (US)
      1.0% due 06/25/33 ...................................       210        216
      4.5% due 07/25/18 ...................................     1,000      1,020
      5.0% due 05/01/18 ...................................       481        498
      5.0% due 07/25/18 ...................................     7,500      7,746
      5.0% due 07/25/33 ...................................    13,500     13,715
      5.5% due 07/25/15 ...................................     5,000      5,192
      5.5% due 09/01/17 ...................................       425        441
      5.5% due 03/01/33 ...................................     3,929        721
      5.5% due 07/25/33 ...................................    34,000     35,137
      6.0% due 07/01/16 ...................................       547        571
      6.0% due 03/01/17 ...................................     4,762      4,981
      6.0% due 01/01/33 ...................................     7,048      7,327
      6.0% due 03/01/33 ...................................     5,509      5,727
      6.0% due 07/25/33 ...................................    11,500     12,003
      6.0% due 07/25/33 ...................................    26,787     27,833
      6.125% due 03/15/12 .................................     2,400      2,830
      6.5% due 07/25/18 ...................................     7,244      7,642
      6.5% due 04/01/32 ...................................     1,591      1,659
      6.5% due 06/01/32 ...................................     1,154      1,203
      6.5% due 12/01/32 ...................................     4,401      4,590
      6.5% due 07/25/33 ...................................    28,843     30,078
      7.0% due 09/01/16 ...................................       593        631
      7.0% due 11/01/30 ...................................       170        179
      7.0% due 09/01/31 ...................................       319        336
      7.0% due 12/01/31 ...................................       746        786
      7.0% due 03/01/32 ...................................       336        354
      7.0% due 04/01/32 ...................................       245        258
      7.0% due 07/25/33 ...................................     6,080      6,403
      7.5% due 01/25/28 ...................................       170        190
      7.5% due 11/01/30 ...................................       147        157
      7.5% due 06/01/31 ...................................       539        573
      7.5% due 09/01/32 ...................................     6,650      7,115
      8.0% due 12/01/29 ...................................       353        381
   Federal National Mortgage Assoc. -
      Notes (US)
      2.5% due 06/15/08 ...................................     3,000      2,986
      4.25% due 07/15/07 ..................................     5,000      5,381
      6.0% due 12/15/05 ...................................       555        614
      6.0% due 05/15/08 ...................................       775        895
      6.625% due 11/15/10 .................................     2,700      3,264
      7.0% due 07/15/05 ...................................     4,670      5,189
   Federal National Mortgage Assoc. -
      Debs. (US)
      6.625% due 11/15/30 .................................   $ 2,462   $  3,025
   Federal National Mortgage Assoc. -
      Bonds - Ser. 2001-50 Cl. BA (US)
      7.0% due 10/25/41 ...................................       199        217
   Government National Mortgage
      Assoc. - CTF Cl.MX PI (US)
      5.5% due 01/16/32 ...................................        43          8
   Government National Mortgage
      Assoc. - Bonds (US)
      5.0% due 08/15/33 ...................................     4,350      4,437
      6.5% due 11/15/32 ...................................     8,236      8,694
      6.5% due 07/15/33 ...................................     5,000      5,250
      7.0% due 07/15/33 ...................................    10,000     10,563
      8.0% due 11/15/30 ...................................       346        373
                                                                        --------
                                                                         251,884
U.S. Governmental - 2.4%
   U.S. Treasury - Notes (US)
      1.75% due 12/31/04 ..................................     4,450      4,489
      2.0% due 11/30/04 ...................................     2,000      2,024
      2.125% due 10/31/04 .................................       600        608
      2.25% due 07/31/04 ..................................     2,900      2,937
      2.625% due 05/15/08 .................................     5,531      5,581
      3.25% due 05/31/04 ..................................     6,125      6,249
      3.25% due 08/15/07 ..................................     1,125      1,174
      5.25% due 05/15/04 ..................................     2,670      2,768
      5.625% due 02/15/06 .................................     1,755      1,940
      5.625% due 05/15/08 .................................     1,250      1,433
      5.75% due 08/15/10 ..................................     2,225      2,604
      6.75% due 05/15/05 ..................................     6,255      6,889
      7.25% due 05/15/16 ..................................     1,130      1,503
      8.0% due 11/15/21 ...................................       350        507
      8.875% due 08/15/17 .................................     1,025      1,551
   U.S. Treasury - Bonds (US)
      5.25% due 02/15/29 ..................................     1,945      2,118
      5.375% due 02/15/31 .................................       972      1,094
      6.5% due 11/15/26 ...................................       595        755
                                                                        --------
                                                                          46,224
Whole Loan CMOs - 0.1%
   Banc America Mortgage Securities,
      Inc. - Ser. 2003-F Cl. 2A1 (US)
      3.734% due 07/25/33 .................................       375        380
   WAMU Mortgage Pass Through Ctfs
      - CTF Cl. A1 (US)
      4.39% due 06/25/33 ..................................       864        877
                                                                        --------
                                                                           1,257

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
-------------------------------------------------------------------------------
MANAGED FUND

                                                            Par        Market
              Name of Issuer                               Value       Value
-------------------------------------------------------   --------   ----------
                                                          (000's)     (000's)
Wireless Telecommunications Services - 0.0%
   AT&T Wireless Services, Inc. - Sr.
      Notes (US)
      7.35% due 03/01/06 ..............................   $    475   $      533
                                                                     ----------
                                  TOTAL PUBLICLY-TRADED
                                                 BONDS-       33.1%     652,315
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 4.6%
   State Street Navigator Securities
      Lending Portfolio ...............................     91,886       91,886

SHORT-TERM INVESTMENTS - 8.9%
   Investment in joint trading account
      (Note B)
      1.181% due 07/01/03 .............................    174,787      174,787
                                                          --------   ----------
                                     TOTAL INVESTMENTS-      113.1%   2,230,086
                   Payables, less cash and receivables-      (13.1)%   (257,433)
                                                          --------   ----------
                                            NET ASSETS-      100.0%  $1,972,653
                                                          ========   ==========

ADR-American Depository Receipt.

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, securities aggregated $37,241 or 1.9% of net assets of the Portfolio.

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY COUNTRY

                                                          Market       % of
                                            Country        Value      Long-Term
                                         Abbreviation     (000s)     Investments
                                         ------------   ----------   -----------
United States ........................        US        $1,959,776       99.8%
Canada ...............................        CA             3,637        0.2%
                                                        ----------      -----
                                                        $1,963,413      100.0%
                                                        ==========      =====

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
TOTAL RETURN BOND

                                                                 Par      Market
                 Name of Issuer                                 Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS

Auto Loan - 2.2%
   Ford Motor Credit Co.
      7.25% due 10/25/11 ...................................    $  400   $   411
   General Motors Acceptance Corp.
      6.875% due 08/28/12 ..................................       200       200
                                                                         -------
                                                                             611
Automobiles - 0.7%
   General Motors Corp. - Sr. Debs.
      8.25% due 07/15/23 ...................................       200       199

Communications Equipment - 0.2%
   Deutsche Telekom International
      8.5% due 06/15/10 ....................................        50        61

Diversified Financials - 4.4%
   CIT Group, Inc. - Sr. Notes
      7.75% due 04/02/12 ...................................       200       238
   Citigroup, Inc. - Sub. Notes
      5.625% due 08/27/12 ..................................       250       275
   General Electric Capital Corp.
      6.0% due 06/15/12 ....................................       200       226
   Goldman Sachs Group, Inc. - Sr. Notes
      5.7% due 09/01/12 ....................................       250       275
   Morgan Stanley Group, Inc. - Notes
      5.3% due 03/01/13 ....................................       200       213
                                                                         -------
                                                                           1,227
Diversified Telecommunication Services - 4.8%
   AT&T Broadband Corp. - Notes
      8.375% due 03/15/13 ..................................       200       251
   AT&T Corp. - Sr. Notes
      7.8% due 11/15/11 ....................................       150       171
   Bellsouth Corp. - Notes
      6.0% due 10/15/11 ....................................       150       171
   France Telecom SA - Notes
      9.25% due 03/01/11 ...................................       200       252
   Sprint Capital Corp. - Notes
      8.375% due 03/15/12 ..................................       200       240
   Verizon Global Funding Corp. - Notes
      7.25% due 12/01/10 ...................................       200       240
                                                                         -------
                                                                           1,325
Electric Utilities - 0.4%
   Progress Energy, Inc. - Sr. Notes
      6.85% due 04/15/12 ...................................       100       115

Electric/Gas - 1.0%
   Dominion Resources, Inc. - Notes
      5.7% due 09/17/12 ....................................       150       164
   PSEG Power LLC - Sr. Notes
      6.95% due 06/01/12 ...................................       100       115
                                                                         -------
                                                                             279
Finance - 1.2%
   Household Finance Corp. - Notes
      6.375% due 11/27/12 ..................................    $  100   $   114
   J.P. Morgan Chase & Co. - Notes
      5.75% due 01/02/13 ...................................       200       219
                                                                         -------
                                                                             333
Food Products - 0.4%
   Kraft Foods, Inc. - Notes
      6.25% due 06/01/12 ...................................       100       113

Foreign Governmental - 2.9%
   Republic of Brazil - Ser. L
      2.125% due 04/15/06 ..................................       192       181
   Republic of Columbia
      11.75% due 02/25/20 ..................................       100       124
   Republic of Peru - Bonds
      9.125% due 02/21/12 ..................................       125       130
   Republic of South Africa - Notes
      7.375% due 04/25/12 ..................................       105       121
   United Mexican States
      6.375% due 01/16/13 ..................................       230       244
                                                                         -------
                                                                             800
Industrial Conglomerates - 0.8%
   General Electric Co. - Notes
      5.0% due 02/01/13 ....................................       200       211

Media - 1.2%
   AOL Time Warner, Inc. - Notes
      6.875% due 05/01/12 ..................................       300       343

Paper & Forest Products - 0.3%
   Weyerhaeuser Co. - Notes
      6.125% due 03/15/07 ..................................        75        83

U.S. Government Agencies - 18.6%
   Federal National Mortgage Assoc. - Bonds
      5.0% due 07/25/18 ....................................     5,000     5,164

U.S. Governmental - 24.8%
   U.S. Treasury - Bonds
      7.875% due 02/15/21 ..................................     1,600     2,284
   U.S. Treasury - Notes
      6.5% due 02/15/10 ....................................     3,800     4,610
                                                                         -------
                                                                           6,894
Wireless Telecommunications Services - 0.6%
   AT&T Wireless Group - Notes
      8.125% due 05/01/12 ..................................       150       181
                                                                         -------
                                TOTAL PUBLICLY-TRADED BONDS-      64.5%   17,939
COMMERCIAL PAPER

Banks - 8.3%
      Barclays United
      0.93% due 08/25/03 ...................................       500       499
      DANSKE Corp.
      1.21% due 08/20/03 ...................................       600       599

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
TOTAL RETURN BOND

                                                                Par      Market
                       Name of Issuer                          Value     Value
-----------------------------------------------------------   -------   -------
                                                              (000's)   (000's)
COMMERCIAL PAPER - Continued
   Lloyds Group plc
   0.98% due 09/09/03 .....................................   $  600    $   599
   Royal Bank of Scotland plc
   1.22% due 08/06/03 .....................................      600        599
                                                                        -------
                                                                          2,296
Diversified Financials - 2.2%
   HBOS Treasury Services plc
   1.23% due 07/16/03 .....................................      600        600

Finance - 5.4%
   ABN Amro America Finance
   1.20% due 07/07/03 .....................................      400        400
   UBS Finance, Inc.
   1.035% due 07/18/03 ....................................      600        600
   Westpact Trust Securities
   1.20% due 08/14/03 .....................................      500        499
                                                                        -------
                                                                          1,499
Pharmaceuticals - 1.8%
   Pfizer, Inc.
   1.16% due 07/23/03 .....................................      500        500

U.S Government Agencies - 34.4%
   Federal Home Loan Mortgage Corp.
   1.08% due 08/05/03 .....................................      900        899
   1.15% due 07/28/03 .....................................    3,400      3,397
   Federal National Mortgage Assoc.
   0.90% due 09/03/03 .....................................      600        599
   0.96% due 09/17/03 .....................................      500        499
   1.08% due 08/07/03 .....................................      800        799
   1.15% due 08/06/03 .....................................    3,400      3,396
                                                                        -------
                                                                          9,589
                                                                        -------
                                    TOTAL COMMERCIAL PAPER-     52.1%    14,484
                                                              ------    -------
                                         TOTAL INVESTMENTS-    116.6%    32,423
                       Payables, less cash and receivables-    (16.6)%   (4,606)
                                                              ------    -------
                                                NET ASSETS-    100.0%   $27,817
                                                              ======    =======

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                                 Par      Market
                     Name of Issuer                             Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.5%
   Boeing Capital Corp. - Sr. Notes
      5.65% due 05/15/06 ...................................    $1,300   $ 1,405

Airlines - 0.4%
   Popular North America, Inc.
      6.125% due 10/15/06 ..................................       855       952

Auto Loan - 3.5%
   Ford Motor Credit Co.
      6.7% due 07/16/04 ....................................     1,000     1,038
   Ford Motor Credit Co. - Notes
      6.875% due 02/01/06 ..................................     1,000     1,061
   Ford Motor Credit Co. - Sr. Notes
      6.125% due 03/20/04 ..................................     1,500     1,533
   General Motors Acceptance Corp. -
      Notes
      5.75% due 11/10/03 ...................................     1,000     1,014
   General Motors Acceptance Corp.
      7.5% due 07/15/05 ....................................     4,000     4,287
                                                                         -------
                                                                           8,933
Banks - 7.5%
   Bank of America Corp. - Notes
      4.75% due 10/15/06 ...................................     1,400     1,509
   Bank One Corp. - Notes
      6.875% due 08/01/06 ..................................     1,800     2,050
   Credit Suisse First Boston - Ser. 2003-C3 Cl. A1
      2.218% due 05/15/38 ..................................     3,000     3,000
   Credit Suisse First Boston Mortgage Securities - CTF
      144A (a) 1.78% due 12/15/11 ..........................     5,000     4,996
   Credit Suisse First Boston Mortgage Securities Corp. -
      Cl. A1 3.801% due 06/15/06 ...........................     1,397     1,422
   First Union Corp. - Notes 6.95% due 11/01/04 ............       500       538
      7.55% due 08/18/05 ...................................     2,500     2,804
   J.P. Morgan & Co., Inc. - Sr. Notes
      5.75% due 02/25/04 ...................................     1,000     1,029
   Washington Mutual - Ser. 2001 Cl. A
      6.75% due 05/25/31 ...................................     2,000     2,018
                                                                         -------
                                                                          19,366
Beverages - 0.8%
   Coca Cola Co. - Sr. Notes
      4.0% due 06/01/05 ....................................     1,000     1,047
   Pepsi Bottling Holdings, Inc. - Notes 144A (a)
      5.375% due 02/17/04 ..................................     1,000     1,025
                                                                         -------
                                                                           2,072
Communications Equipment - 0.9%
   Deutsche Telekom International Finance
      8.25% due 06/15/05 ...................................    $1,300   $ 1,450
   Motorola, Inc. - Notes
      6.75% due 02/01/06 ...................................       715       779
                                                                         -------
                                                                           2,229
Construction Materials - 0.8%
   ERP Operating CTD Partnership - Notes
      7.1% due 06/23/04 ....................................     2,000     2,101

Credit Card - 1.0%
   Citibank Credit Card Issuance Trust - Notes
      4.1% due 12/07/06 ....................................     2,591     2,692

Diversified Financials - 14.0%
   Associates Corp. of North America - Sr. Notes
      5.75% due 11/01/03 ...................................     1,450     1,472
   Bear Stearns Commercial Mortgage Securities, Inc. - Ser.
      2001 Cl. A1 5.06% due 11/15/16 .......................
   Bear Stearns Cos, Inc. - Notes
      3.0% due 03/30/06 ....................................     1,250     1,282
   BP Capital Markets plc - Notes
      4.0% due 04/29/05 ....................................     1,000     1,045
   Chase Commercial Mortgage Securities Corp. - Cl. A1
      7.656% due 06/15/08 ..................................     1,713     1,928
   Chase Funding Loan Acquisition Trust - Cl. 1A3
      4.541% due 02/25/23 ..................................     2,500     2,523
   Chase Funding Loan Acquisition Trust - CTF Cl. A2
      1.275% due 04/25/31 ..................................       831       831
   Chase Funding Loan Acquisition Trust - CTF Cl. IA3
      5.053% due 02/25/23 ..................................     2,000     2,043
   Citigroup, Inc. - Notes
      6.75% due 12/01/05 ...................................     4,000     4,460
   GE Capital Commercial Mortgage Corp. - CTF Cl. A1
      5.033% due 12/10/35 ..................................       867       922
   General Electric Capital Corp.
      7.5% due 05/15/05 ....................................     3,150     3,495
   Goldman Sachs Group, Inc. - Notes
      7.625% due 08/17/05 ..................................     1,000     1,127
   Green Tree Financial Corp. - Ser. 1996-8 Cl. A6
      7.6% due 10/15/27 ....................................       338       352
   Lehman Brothers Holdings, Inc. - Notes
      6.625% due 02/05/06 ..................................     2,600     2,900

   Morgan Stanley Group, Inc.
      6.1% due 04/15/06 ....................................       800       881

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                                Par       Market
                     Name of Issuer                             Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Diversified Financials - Continued
   Nomura Asset Securities Corp. - Ser. 1998-D6 A1A
      6.28% due 03/17/28 ...................................    $2,114   $ 2,294
   PNC Mortgage Securities Corp. - CTF Ser. 1998-14
      6.25% due 01/25/14 ...................................       768       785
   Salomon, Inc. - Sr. Notes
      7.2% due 02/01/04 ....................................       500       517
   Saxon Asset Securities Trust - CTF Cl. AF2
      3.985% due 03/04/17 ..................................     1,793     1,806
   Vanderbilt & Mortgage, Inc. - Sr. Sub. CTF Cl. A2
      4.235% due 08/07/14 ..................................     1,000     1,023
   Wells Fargo & Co. - Notes
      6.625% due 07/15/04 ..................................     2,000     2,107
   Wells Fargo & Co. - Ser. 2002 E CTF ICl. M
      4.969% due 09/25/32 ..................................     2,354     2,381
                                                                         -------
                                                                          36,174
Diversified Telecommunication Services - 2.7%
   France Telecom SA - Notes
      6.85% due 10/15/04 ...................................     2,000     2,281
   Sprint Capital Corp. - Note
      7.9% due 03/15/05 ....................................     2,000     2,169
   Verizon Global Funding Corp. - Notes
      6.75% due 12/25/32 ...................................     2,303     2,570
                                                                         -------
                                                                           7,020
Electric Utilities - 0.3%
   Progress Energy, Inc. - Sr. Notes
      6.75% due 03/01/06 ...................................       700       778
Electronic Equipment & Instruments - 0.8%
   Electronic Data System Corp. - Notes
      6.85% due 10/15/04 ...................................     2,000     2,095
Finance - 6.5%
   Chase Manhattan Corp.
      6.0% due 11/01/05 ....................................     2,000     2,192
   Countrywide Funding Corp.
      5.25% due 06/15/04 ...................................       500       518
   Household Financial Corp.
      6.5% due 01/24/06 ....................................     2,000     2,218
   Marsh & Mclennan Cos, Inc. - Sr. Notes
      6.625% due 06/15/04 ..................................     2,000     2,098
   Master Asset Securitization Trust - Ser. 2002-8 Cl. 1
      A10 5.5% due 12/25/17 ................................     8,580     8,805
   PNC Funding Corp. - Sr. Notes
      5.75% due 08/01/06 ...................................       875       966
                                                                         -------
                                                                          16,797
Health Care Equipment & Supplies - 0.8%
   Pfizer, Inc. - Notes
      3.625% due 11/01/04 ..................................    $2,000   $ 2,054
Health Care Providers & Services - 0.2%
   Columbia/HCA Healthcare Corp.
      6.91% due 06/15/05 ...................................       500       530
Home Equity Loan - 2.7%
   Centex Home Equity Loan Trust - Ser. 2003-B Cl. AF 2
      1.838% due 06/25/20 ..................................     2,000     1,996
   Money Store Home Equity Trust - CTF Cl. A8
      7.91% due 05/15/24 ...................................       770       769
   Residential Asset Mortgage Products, Inc. - Cl. AI2
      3.38% due 03/25/29 ...................................     4,000     4,082
                                                                         -------
                                                                           6,847
Media - 0.6%
   AOL Time Warner, Inc. - Notes
      5.625% due 05/01/05 ..................................     1,500     1,592
Metals & Mining - 0.4%
   Minnesota Ming & Manufacturing Co.
      4.15% due 06/30/05 ...................................     1,000     1,053
Multi-Utilities - 0.4%
   Alabama Power Co. - Sr. Notes Ser. U
      2.65% due 02/15/06 ...................................     1,000     1,019
Oil & Gas - 1.6%
   Amerada Hess Corp. - Notes
      5.3% due 08/15/04 ....................................     1,500     1,557
   Conoco, Inc. - Notes
      5.9% due 04/15/04 ....................................     2,550     2,638
                                                                         -------
                                                                           4,195
Other Mortgage - 2.0%
   LB UBS Commercial Mortgage Trust - CTF Cl. A1
      7.95% due 07/15/09 ...................................     1,834     2,086
   LB UBS Commercial Mortgage Trust - Ser. 2003-C1 Cl. A1
      2.72% due 01/17/08 ...................................     2,926     2,959
                                                                         -------
                                                                           5,045
Personal Products - 1.0%
   Colgate Palmolive Co.
      3.98% due 04/29/05 ...................................     1,500     1,572
   Unilever Corp. - Notes
      6.75% due 11/01/03 ...................................     1,000     1,019
                                                                         -------
                                                                           2,591
Real Estate Investment Trust - 1.7%
   CarrAmerica Realty Corp. - Notes
      6.625% due 03/01/05 ..................................     1,167     1,247

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                              Par       Market
                     Name of Issuer                          Value       Value
---------------------------------------------------------   -------    --------
                                                            (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

Real Estate Investment Trust - Continued
   Mack-Cali Realty LP - Notes
      7.0% due 03/15/04 .................................   $ 1,500    $  1,553
   Simon Property Group, Inc. - Notes
      6.75% due 02/09/04 ................................     1,500       1,546
                                                                       --------
                                                                          4,346
Tobacco - 0.3%
   Philip Morris Cos., Inc. - Debs.
      8.25% due 10/15/03 ................................       640         651

U.S. Government Agencies - 28.0%
   Federal Home Loan Banks - Notes
      7.5% due 06/01/12 .................................     1,013       1,081
   Federal Home Loan Mortgage Corp. -
      Bonds
      5.75% due 11/15/24 ................................     2,426       2,427
      5.75% due 07/15/26 ................................     3,136       3,166
      4.0% due 03/15/26 .................................     7,000       7,133
      7.0% due 08/01/12 .................................       857         910
      7.0% due 02/01/14 .................................     2,087       2,226
      8.5% due 05/01/15 .................................     1,869       2,058
   Federal Home Loan Mortgage Corp. -
      Bonds Ser. 2516 Cl. AX
      8.5% due 01/15/16 .................................     3,374       3,562
   Federal Home Loan Mortgage Corp. -
      Notes
      6.5% due 12/01/09 .................................     1,524       1,608
      7.0% due 12/01/10 .................................       799         850
      7.0% due 12/01/13 .................................     3,609       3,837
      7.5% due 11/01/09 .................................     1,541       1,621
      8.0% due 06/01/10 .................................       374         403
   Federal National Mortgage Assoc. -
      Bonds
      3.64% due 01/01/33 ................................     4,621       4,728
      6.5% due 04/01/17 .................................     7,768       8,195
      6.5% due 08/01/17 .................................     7,159       7,552
      7.0% due 10/01/15 .................................     1,808       1,925
      8.0% due 07/01/14 .................................     2,033       2,192
      8.0% due 09/25/16 .................................     1,279       1,375
   Federal National Mortgage Assoc. - Notes
      3.625% due 04/15/04 ...............................     6,500       6,629
      3.875% due 03/15/05 ...............................     2,000       2,088
      6.0% due 01/01/11 .................................     1,119       1,175
      7.0% due 12/01/10 .................................       583         622
      7.5% due 08/01/09 .................................     1,330       1,424
   Government National Mortgage Assoc. -
      Bonds
      8.5% due 11/15/15 .................................     1,624       1,807
   Government National Mortgage Assoc. -
      Notes
      7.0% due 12/15/08 .................................     1,553       1,665
                                                                       --------
                                                                         72,259
U.S. Governmental - 11.0%
   U.S. Treasury - Notes
      1.75% due 12/31/04 ................................   $ 6,637    $  6,695
      2.875% due 06/30/04 ...............................     5,570       5,671
      3.25% due 05/31/04 ................................     2,320       2,367
      3.625% due 03/31/04 ...............................     7,020       7,159
      5.25% due 05/15/04 ................................     2,355       2,441
      5.875% due 02/15/04 ...............................     3,810       3,925
                                                                       --------
                                                                         28,258
Whole Loan CMOs - 5.6%
   CWMBS, Inc. - Ser. 2002 Mortgage Pass
      Thru Certs Cl. 2A3
      5.0% due 12/25/17 .................................     7,011       7,129
   GS Mortgage Securities Corp. II - Ser.
      2003-C1 Cl. A1
      2.904% due 01/10/40 ...............................     1,961       1,984
   Merrill Lynch Mortgage Investments, Inc.
      - Ser. 2003 A1 Cl. IA
      3.981% due 12/25/32 ...............................     3,297       3,363
   MLCC Mortgage Investors, Inc. - Ser.
      2003-C Cl. B1
      1.0% due 12/30/30 .................................     2,000       2,000
                                                                       --------
                                                                         14,476
Wireless Telecommunications Services - 0.6%
   AT&T Wireless Services, Inc. - Sr. Notes
      7.35% due 03/01/06 ................................     1,300       1,459
                                                                       --------
   TOTAL PUBLICLY-TRADED BONDS-                                96.6%    248,989

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 4.0%
   State Street Navigator Securities Lending
      Portfolio .........................................    10,260      10,260
SHORT-TERM INVESTMENTS - 2.6%
      Investment in joint trading account
         (Note B)
      1.181% due 07/01/03 ...............................     6,855       6,855
                                                            -------    --------
                                       TOTAL INVESTMENTS-     103.2%    266,104
                     Payables, less cash and receivables-      (3.2)%    (8,258)
                                                            -------    --------
                                              NET ASSETS-     100.0%   $257,846
                                                            =======    ========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2003, securities aggregated $6,021 or 2.3% of net assets of the Portfolio.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL CAP EMERGING GROWTH FUND

                                                                         Market
                     Name of Issuer                             Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK

Airlines - 1.7%
   CNF Transportation, Inc. * ..............................    18,490   $  469
   JetBlue Airways Corp. * .................................    13,900      588
                                                                         ------
                                                                          1,057
Banks - 2.2%
   AMCORE Financial, Inc. ..................................    18,650      434
   First Niagara Financial Group, Inc. .....................    33,880      473
   Hancock Holding Co. .....................................    10,700      504
                                                                         ------
                                                                          1,411
Biotechnology - 4.5%
   Abgenix, Inc. * .........................................    48,560      509
   Alkermes, Inc. * ........................................    43,200      464
   CV Therapeutics, Inc. * .................................    17,130      508
   Digene Corp. * ..........................................    11,810      322
   Exelixis, Inc. * ........................................    52,657      365
   Orasure Technologies, Inc. * ............................    57,640      430
   Sangstat Medium Corp. * .................................    17,000      223
                                                                         ------
                                                                          2,821
Building Products - 0.7%
   Trex, Inc. * ............................................    10,760      422

Commercial Services & Supplies - 9.6%
   Administaff, Inc. .......................................    77,850      802
   Alliance Data Systems Corp. * ...........................    18,500      433
   Checkfree Corp. * .......................................    25,820      719
   Education Management Corp. * ............................    15,590      829
   MDC Holdings, Inc. ......................................    13,700      661
   Nam Tai Electronics .....................................    11,850      503
   Osteotech, Inc. * .......................................    76,290    1,037
   Strayer Education, Inc. .................................     7,140      567
   University of Phoenix Online * ..........................    10,200      517
                                                                         ------
                                                                          6,068
Communications Equipment - 4.5%
   American Tower Corp. - Cl. A ............................   123,910    1,097
   McData Corp. * ..........................................    36,550      536
   Plantronics, Inc. * .....................................    37,840      820
   Polycom, Inc. * .........................................    28,900      400
                                                                         ------
                                                                          2,853
Computers & Peripherals - 4.1%
   Dot Hill Systems Corp. * ................................    52,300      685
   Innovex, Inc. * .........................................    75,840      766
   Overland Storage, Inc. * ................................    36,700      747
   Sigma Designs ...........................................    36,400      395
                                                                         ------
                                                                          2,593
Construction & Engineering - 0.8%
   Navigant Consulting, Inc. * .............................    43,300      513

Construction Materials - 0.5%
   Toll Brothers, Inc. * ...................................    11,200      317

Containers & Packaging - 0.9%
   Jarden Corp. * ..........................................    21,020   $  582

Diversified Financials - 2.3%
   Investment Technology Group, Inc. * .....................    33,660      626
   iShares Trust * .........................................    17,010      804
                                                                         ------
                                                                          1,430
Diversified Telecommunication Services - 1.5%
   Crown Castle International Corp. * ......................   126,210      981

Electronic Equipment & Instruments - 2.8%
   DSP Group, Inc. .........................................    32,130      692
   Lexar Media, Inc. * .....................................    40,370      385
   Rudolph Technologies, Inc. * ............................    43,960      701
   Siliconix, Inc. * .......................................       100        4
                                                                         ------
                                                                          1,782
Finance - 0.5%
   United Holdings Corp. ...................................    25,700      302

Food Products - 1.9%
   Peets Coffee & Tea, Inc. * ..............................    30,910      540
   Smithfield Foods, Inc. * ................................    27,940      640
                                                                         ------
                                                                          1,180
Health Care Equipment & Supplies - 6.4%
   Inamed Corp. * ..........................................    18,460      991
   Orthofix International * ................................    23,400      766
   Therasense, Inc. * ......................................     6,660       67
   Thoratec Corp. * ........................................    49,960      745
   Wilson Greatbatch Technologies, Inc. * ..................    27,600      996
   Zoll Medical Corp. * ....................................    15,500      520
                                                                         ------
                                                                          4,085
Health Care Providers & Services - 6.3%
   Amerigroup Corp. * ......................................    10,670      397
   Amsurg Corp. ............................................    28,700      875
   Curative Health Services, Inc. ..........................    13,700      233
   eResearch Technology, Inc. * ............................    28,620      634
   Odyssey Healthcare, Inc. * ..............................    24,910      922
   Option Care, Inc. * .....................................    24,070      277
   VCA Antech, Inc. * ......................................    34,520      676
                                                                         ------
                                                                          4,014
Hotels Restaurants & Leisure - 6.7%
   AMC Entertainment, Inc. * ...............................    45,870      525
   Cumulus Media, Inc. - Cl. A * ...........................    26,510      502
   Panera Bread Co. - Cl. A * ..............................     8,780      351
   Rare Hospitality International, Inc. * ..................    11,700      382
   Redeemable Robingourmet Burgers, Inc. ...................    40,900      776
   Scientific Games Corp. - Cl. A ..........................   120,530    1,133
   Wynn Resorts, Ltd. * ....................................    31,560      558
                                                                         ------
                                                                          4,227
Insurance - 6.7%
   Arch Capital Group, Ltd. * ..............................    24,730      859

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
SMALL CAP EMERGING GROWTH FUND

                                                                        Market
                     Name of Issuer                         Shares      Value
--------------------------------------------------------   --------    --------
                                                                       (000's)
COMMON STOCK - Continued

Insurance - Continued
   Brown & Brown, Inc. .................................     10,650    $    346
   Healthextras, Inc. * ................................    125,800         984
   IPC Holdings, Ltd. ..................................     19,280         646
   Platinum Underwriters Holdings ......................     27,390         743
   Proassurance Corp. * ................................     21,300         575
   Providian Financial Corp. * .........................     10,830         100
                                                                       --------
                                                                          4,253
Internet Software & Services - 0.6%
   WebMethods, Inc. * ..................................     47,800         389

IT Consulting & Services - 0.8%
   SM & A * ............................................     44,500         505

Leisure Equipment & Products - 0.5%
   Leapfrog Enterprises, Inc. * ........................     10,480         333

Machinery - 3.8%
   Ceradyne, Inc. California ...........................      7,500         140
   ESCO Technologies, Inc. * ...........................     18,730         824
   Graco, Inc. * .......................................     13,400         429
   Pall Corp. * ........................................      6,380         144
   Stake Technology, Ltd. * ............................    127,720         902
                                                                       --------
                                                                          2,439
Media - 1.0%
   GrayTelevison, Inc. .................................     50,300         624

Miscellaneous - 0.3%
   Fossil, Inc. * ......................................      8,400         198

Multiline Retail - 1.3%
   Pacific Sunwear of California, Inc. * ...............     33,430         805

Oil & Gas - 4.4%
   Arch Coal, Inc. .....................................     34,250         787
   Cabot Oil & Gas Corp. - CI. A .......................     23,100         638
   Chesapeake Energy Corp. .............................     63,870         645
   Patina Oil & Gas Corp. ..............................     22,025         708
                                                                       --------
                                                                          2,778
Pharmaceuticals - 3.8%
   Andrx Corp. * .......................................     23,680         471
   Atherogenics, Inc. * ................................     31,550         471
   Medicinesco .........................................     22,110         436
   NPS Pharmaceuticals, Inc. * .........................     24,970         608
   OSI Pharmaceuticals, Inc. * .........................     12,330         397
                                                                       --------
                                                                          2,383
Road & Rail - 1.5%
   Yellow Corp. * ......................................     41,010         949

Semiconductor Equipment & Products - 7.8%
   Ase Test, Ltd. * ....................................    171,310         942
   Exar Corp. * ........................................     39,830         631
   Fairchild Semiconductor Corp. - CI. A * .............     43,970         562
   MEMC Electronic Materials, Inc. * ...................     86,850         851
   Microsemi Corp. * ...................................     50,130         802
   Pericom Semiconductor Corp. * .......................     69,420         646
   Semtech Corp. * .....................................     35,450    $    505
                                                                       --------
                                                                          4,939
Software - 3.0%
   Cognos, Inc. * ......................................     14,470         390
   Hyperion Solutions Corp. * ..........................     18,300         618
   Red Hat, Inc. * .....................................    118,210         895
                                                                       --------
                                                                          1,903
Specialty Retail - 3.1%
   Blue Rhino Corp. * ..................................     24,010         288
   Hollywood Entertainment Corp. * .....................     98,430       1,693
                                                                       --------
                                                                          1,981
Textiles & Apparel - 2.3%
   K-Swiss, Inc. - CI. A ...............................     23,990         828
   Madden Steven, Ltd. .................................     23,330         510
   Quiksilver, Inc. * ..................................      6,260         103
                                                                       --------
                                                                          1,441
Wireless Telecommunications Services - 0.6%
   NII Holdings, Inc. - CI. B * ........................     10,600         406
                                                                       --------
                                     TOTAL COMMON STOCK-       99.4%     62,964

                                                              Par
                                                             Value
                                                           --------
                                                            (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 24.4%
   State Street Navigator Securities Lending
      Portfolio ........................................   $ 15,507      15,507
                                                           --------    --------
                                      TOTAL INVESTMENTS-      123.8%     78,471
                    Payables, less cash and receivables-      (23.8)%   (15,110)
                                                           --------    --------
                                             NET ASSETS-      100.0%   $ 63,361
                                                           ========    ========

* Non-income producing security.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                         Market
                      Name of Issuer                           Shares     Value
----------------------------------------------------------   ---------   -------
                                                                         (000's)
COMMON STOCK

Australia - 0.5%
   Broken Hill Proprietary Co., Ltd. * (BF) ..............      85,000   $   493

Belgium - 0.6%
   DEXIA * (JP) ..........................................      26,750       339
   Fortis * (JR) .........................................       8,910       155
   UCB SA * (JO) .........................................       3,627        99
                                                                         -------
                                                                             593
Canada - 2.9%
   Alcan Aluminum, Ltd. (BF) .............................      19,572       607
   Bank Nova Scotia Halifax - Bills * (JP) ...............       9,800       434
   Inco, Ltd. * (BF) .....................................      41,400       871
   Royal Bank of Canada (JP) .............................      24,280     1,028
                                                                         -------
                                                                           2,940
Denmark - 0.5%
   Novo Nordisk AS (JO) ..................................      14,700       515

Finland - 1.6%
   Nokia Oyj * (JW) ......................................      97,281     1,605

France - 14.5%
   AXA * (JR) ............................................      34,500       536
   BNP Paribas * (JP) ....................................      30,102     1,532
   Carrefour SA * (JF) ...................................       3,000       147
   CIE De St. Gobain * (BI) ..............................      15,472       610
   Equant * (J1) .........................................       1,905        12
   France Telecom * (J1) .................................      37,000       909
   Groupe Danone * (JH) ..................................         950       132
   Hermes International * (BY) ...........................       3,724       526
   L'Oreal SA * (JK) .....................................       4,767       337
   Lafarge SA * (BD) .....................................         786        46
   LVMH * (Louis Vuitton Moet Hennessy) (BY) .............      11,666       580
   Orange SA * (J2) ......................................      42,390       377
   Pinault-Printemps-Redoute SA * (JD) ...................       2,039       154
   Rhone-Poulenc SA * (JO) ...............................      22,563     1,243
   Sanofi-Synthelabo SA * (JO) ...........................      23,711     1,391
   Schneider SA * (BK) ...................................      11,689       551
   Societe Generale - Cl. A * (JP) .......................       6,052       384
   Societe Television Francaise (JA) .....................      25,689       792
   Sodexho Alliance SA * (BZ) ............................      30,034       812
   STMicroelectronics * (J0) .............................      11,756       247
   Thomson Multimedia * (JY) .............................      12,500       193
   Total Fina SA - Cl. B * (BB) ..........................      19,126     2,895
   Vivendi Universal SA * (JA) ...........................       6,713       122
                                                                         -------
                                                                          14,528
Germany - 1.9%
   Allianz AG * (JR) .....................................       2,478       206
   Bayer AG * (JL) .......................................       3,915        91
   Bayerische Vereinsbank AG * (JP) ......................       2,577        43
   Deutsche Bank AG * (JP) ...............................       9,287       603
   E.On AG (J3) ..........................................       3,545       183
   Gehe AG * (JM) ........................................      10,201       401
   Rhoen-Klinikum AG * (JM) ..............................       2,759       111
   SAP AG * (JV) .........................................       1,660   $   196
   Siemens AG * (BL) .....................................       1,952        96
                                                                         -------
                                                                           1,930
Hong Kong - 1.2%
   Cheung Kong Holdings, Ltd. * (JS) .....................      25,000       150
   China Telecom Corp. * (J2) ............................   1,972,000       453
   China Telecom, Ltd. * (J2) ............................     179,500       423
   HSBC Holdings plc (JP) ................................      18,000       214
                                                                         -------
                                                                           1,240
Hungary - 0.4%
   Gedeon Richter * (JO) .................................       5,920       418

India - 1.5%
   HDFC Bank Ltd. * (JP) .................................      85,000       475
   Hindustan Lever Ltd. (JJ) .............................     181,360       698
   Infosys Technologies, Ltd. * (JU) .....................       4,200       296
   Maruti Udyog (BO) .....................................       7,700        21
                                                                         -------
                                                                           1,490
Italy - 5.3%
   Alleanza Assicurazioni * (JR) .........................      59,380       566
   Banca Intesa SpA (JP) .................................     137,138       439
   ENI * (BB) ............................................      78,872     1,195
   Mediaset SpA * (JA) ...................................      29,430       249
   Mediolanum SpA * (JQ) .................................      24,785       139
   Olivetti SpA * (J1) ...................................     105,318       132
   Telecom Italia Mobile SpA * (J2) ......................     150,790       744
   Telecom Italia SpA (J1) ...............................     117,530       856
   UniCredito Italiano SpA * (JP) ........................     200,643       958
                                                                         -------
                                                                           5,278
Japan - 12.6%
   Canon, Inc. * (JZ) ....................................      16,000       735
   Credit Saison Co., Ltd. (JQ) ..........................      14,900       245
   Dai-Ichi Pharmaceutical Co., Ltd. * (JO) ..............       7,800       102
   Denso Corp. (BU) ......................................      14,600       232
   Fanuc, Ltd. * (BM) ....................................       3,500       174
   Fuji Television Network, Inc. (JA) ....................          48       170
   Fujisawa Pharmeceutical Co., Ltd. * (JO) ..............      30,000       563
   Hitachi Chemical * (JY) ...............................       4,800        49
   Honda Motor Co. * (BV) ................................      25,900       983
   Ito-Yokado Co., Ltd. * (JD) ...........................       9,000       216
   Japan Telecom Co. * (J1) ..............................         115       350
   Keyence Corp. (JY) ....................................       1,300       238
   Kyocera Corp. * (JY) ..................................       2,900       166
   Marui Co., Ltd. * (JD) ................................      34,000       303
   Mitsubishi Estate Co., Ltd. * (JS) ....................      49,000       332
   Mitsui Fudosan Co., Ltd. * (JS) .......................      88,000       563
   Murata Manufacturing Co., Ltd. * (JY) .................       3,200       126
   Nissan Motor Acceptance Corp. (BV) ....................      23,300       223
   Nomura Securities Co., Ltd. * (JQ) ....................      57,000       725

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                         Market
                       Name of Issuer                          Shares     Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Japan - Continued
   NTT Mobile Communications Network, Inc. * (J2) ..........       380   $   824
   Rohm Co., Ltd. * (J0) ...................................     5,100       557
   Secom Co. * (BO) ........................................    27,500       808
   Seven-Eleven Japan * (JF) ...............................    27,000       673
   Shin-Etsu Chemical Co. * (BC) ...........................     6,600       226
   Shiseido Co., Ltd. * (JK) ...............................    41,000       399
   SMC Corp. * (BM) ........................................     2,500       211
   Sony Corp. * (JY) .......................................     6,600       186
   Sumitomo Corp. * (BO) ...................................    19,000        88
   Suzuki Motor Corp. * (BV) ...............................    24,000       313
   Takeda Chemical Industries * (BC) .......................     9,000       333
   Toyota Motor Corp. * (BV) ...............................    29,900       776
   Yamanouchi Pharmaceutical Co., Ltd. * (JO) ..............    23,000       601
   Yamato Transport Co., Ltd. (BP) .........................    19,000       211
                                                                         -------
                                                                          12,701
Luxembourg - 0.0%
   Society Europeenne des Satellites (JA) ..................     3,830        25

Malaysia - 0.9%
   Magnum Corp. Berhad * (BZ) ..............................   542,000       381
   Resorts World Berhad * (BZ) .............................   218,800       564
                                                                         -------
                                                                             945
Mexico - 1.4%
   Cifra SA de CV - Ser. V * (JD) ..........................   151,300       446
   Fomento Economico Mexicano SA de CV * (JG) ..............    91,500       377
   GF BBVA Bancomer - Ser. B (JP) ..........................   708,000       598
                                                                         -------
                                                                           1,421
Netherlands - 4.0%
   Akzo Nobel NV * (BC) ....................................     1,250        33
   ASM Lithography Holding NV (J0) .........................    29,710       283
   Elsevier NV * (JA) ......................................    22,520       266
   Fortis * (JR) ...........................................    20,610       355
   ING Groep NV (JQ) .......................................    53,350       928
   Koninklije KPN NV * (JY) ................................    61,000       433
   Koninklijke * (Royal) Philips Electronics NV (JY) .......    35,498       676
   Royal Dutch Petroleum Co. * (BB) ........................    10,150       472
   VNU NV * (JA) ...........................................    13,242       409
   Wolters Kluwer NV * (JA) ................................    15,295       185
                                                                         -------
                                                                           4,040
Norway - 0.4%
   Orkla ASA * (JH) ........................................    16,850       292
   Statoil ASA * (BB) ......................................    12,550       107
                                                                         -------
                                                                             399
Singapore - 0.9%
   Mobile One * (J1) .......................................   230,000       175
   United Overseas Bank, Ltd. * (JP) .......................   109,072   $   768
                                                                         -------
                                                                             943
South Africa - 1.4%
   Anglo American plc * (BF) ...............................    15,200       236
   Gold Fields Mining * (BF) ...............................    24,000       287
   Impala Platinum Holdings, Ltd. (BF) .....................     2,840       169
   Nedcor, Ltd. * (JP) .....................................    60,459       723
                                                                         -------
                                                                           1,415
South Korea - 1.5%
   Samsung Electronics * (JY) ..............................     2,530       752
   SK Telecom Co., Ltd. * (J2) .............................     4,330       739
                                                                         -------
                                                                           1,491
Spain - 3.6%
   Banco Bilbao Vizcaya SA * (JP) ..........................    74,660       786
   Banco Santander Central Hispano SA * (JP) ...............    84,250       739
   Endesa SA * (J3) ........................................    25,176       422
   Gas Natural SDG SA * (J4) ...............................    20,110       405
   Inditex (JE) ............................................    20,300       511
   Repsol SA * (BB) ........................................    13,202       215
   Telefonica SA * (J1) ....................................    41,455       482
                                                                         -------
                                                                           3,560
Sweden - 2.7%
   Electrolux AB - Ser. B * (BW) ...........................    19,910       393
   Hennes & Mauritz AB * (JE) ..............................    32,290       743
   Nordic Baltic Holding AB (JP) ...........................    46,120       223
   Sandvik AB (BM) .........................................     3,220        84
   Securitas AB * (BO) .....................................   114,328     1,173
   Telefonaktiebolaget LM Ericsson AB (JW) .................   105,835       114
                                                                         -------
                                                                           2,730
Switzerland - 5.4%
   Adecco SA * (BO) ........................................    27,700     1,143
   Credit Suisse Group * (JP) ..............................     5,500       145
   Nestle SA * (JH) ........................................    10,299     2,130
   Roche Holdings AG * (JO) ................................     8,300       652
   UBS AG * (JP) ...........................................    23,366     1,303
                                                                         -------
                                                                           5,373
Taiwan - 1.4%
   Advantech Co., Ltd. (JY) ................................    83,000       120
   China Trust Finance (JP) ................................   588,000       474
   Media Tekin Corp. (J0) ..................................    29,000       291
   Taiwan Semiconductor * (J0) .............................   302,500       498
                                                                         -------
                                                                           1,383
Thailand - 1.2%
   Bangkok Bank * (JP) .....................................   396,400       528
   Siam Commercial Bank * (JP) .............................    30,000        26

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                         Market
                      Name of Issuer                           Shares     Value
----------------------------------------------------------   ---------   -------
                                                                         (000's)
COMMON STOCK - Continued

Thailand - Continued
   Siam Commercial Bank Public Co. * (JP) ................     720,000   $   616
                                                                         -------
                                                                           1,170
United Kingdom - 23.7%
   Abbey National First Capital BV (JP) ..................      20,668       161
   AstraZeneca Group plc * (JO) ..........................      27,989     1,124
   Autonomy Corp. plc * (JV) .............................       7,832        23
   BG Group plc * (BB) ...................................      41,973       186
   BP Amoco plc (BB) .....................................      98,000       681
   Brambles Industries * (BO) ............................      74,110       201
   Cadbury Schweppes plc * (JH) ..........................      72,177       427
   Carnival plc (BZ) .....................................       6,548       199
   Celltech Group plc * (JN) .............................      21,612       123
   Centrica plc (J4) .....................................     102,400       297
   Compass Group plc * (BZ) ..............................     217,630     1,175
   David S. Smith Holdings plc (BE) ......................      20,240        55
   Diageo plc * (JG) .....................................      56,783       607
   Electrocomponents plc * (JY) ..........................      82,780       444
   Friends Provident plc * (BL) ..........................      29,780        56
   GKN * (BU) ............................................       6,800        25
   GlaxoSmithKline plc * (JO) ............................     165,881     3,353
   Granada Compass plc * (JA) ............................      31,250        47
   Hays plc * (BO) .......................................     176,860       281
   Hilton Group plc * (BZ) ...............................      22,000        67
   Kingfisher plc * (JE) .................................     191,532       878
   Reckitt Benckiser plc * (JJ) ..........................       7,616       140
   Reed International plc (JA) ...........................     202,664     1,689
   Rio Tinto plc * (BF) ..................................      60,383     1,138
   Royal Bank of Scotland Group * (JP) ...................      95,333     2,679
   Shell Transport & Trading Co. plc * (BB) ..............     233,453     1,544
   Standard Chartered plc * (JP) .........................      17,600       214
   Tesco plc * (JF) ......................................     284,550     1,031
   Tomkins plc (BL) ......................................     128,426       482
   Unilever plc * (JK) ...................................      96,248       768
   United Business Media (JA) ............................      16,593        83
   Vodafone AirTouch plc (J2) ............................   1,336,084     2,617
   Woolworths Group * (BL) ...............................      73,328        45
   WPP Group plc * (JA) ..................................     130,430     1,024
                                                                         -------
                                                                          23,864
United States - 5.6%
   America Movil SA de CV - ADR - Ser. L (J2) ............      30,300       568
   Celestica, Inc. * (JY) ................................       9,301       147
   Check Point Software Technologies, Ltd. * (JT) ........      11,675       228
   Coca-Cola Co. - ADR (JG) ..............................      12,000       258
   Companhia Vale do Rio Doce - ADR (BF) .................      11,469       318
   Compania Brasileira de Distribuicao Grupo Pao de
      Acucar - ADR (JF) ..................................      12,500       192
   Embraer - Empresa Brasileira de Aeronautica
      SA * (BH) ..........................................       8,994   $   172
   KT Corp. - ADR * (J1) .................................      32,395       639
   Lukoil Holding - ADR * (BB) ...........................       7,110       562
   Mobile Systems - ADR * (J2) ...........................       7,300       431
   Petroleo Brasileiro SA ADR (BB) .......................      30,592       543
   POSCO - ADR (BF) ......................................      25,399       665
   Telefonica SA * (J1) ..................................       6,725       232
   Teva Pharmaceutical Industries, Ltd. - ADR * (JO) .....       5,190       295
   Turkcell Iletisim Hizmetleri AS - ADR (J2) ............       1,100        19
   Yukos Corp. - ADR * (BB) ..............................       6,262       348
                                                                         -------
                                                                           5,617
                                                                         -------
                                       TOTAL COMMON STOCK-        97.6%   98,107

PREFERRED STOCK

Australia - 0.5%
   News Corp., Ltd. (JA) .................................      73,949       456
                                                                         -------
                                    TOTAL PREFERRED STOCK-         0.5%      456

                                                                Par
                                                               Value
                                                             ---------
                                                              (000's)
PUBLICLY-TRADED BONDS

India - 0.0%
   Hindustan Lever, Ltd. - Debs. (JK)
      9.0% due 09/30/04 ..................................   $ 181,360        24
                                                                         -------
                              TOTAL PUBLICLY-TRADED BONDS-         0.0%       24

                                                              Shares
                                                             ---------

RIGHTS

France - 0.0%
   LaFarge (BI)
      Expires 07/02/03 (Cost $0) .........................         786         2
                                                                         -------
                                             TOTAL RIGHTS-         0.0%        2

                                                                Par
                                                               Value
                                                             ---------
                                                              (000's)
INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 18.6%
   State Street Navigator Securities Lending Portfolio ...   $  18,716    18,716

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                               Par       Market
                         Name of Issuer                       Value      Value
----------------------------------------------------------   -------   ---------
                                                             (000's)    (000's)
SHORT-TERM INVESTMENTS - 0.6%
   Investment in joint trading account
      (Note B)
      1.181% due 07/01/03 ................................   $   643   $    643
                                                             -------   --------
                                        TOTAL INVESTMENTS-     117.3%   117,948
                      Payables, less cash and receivables-     (17.3)%  (17,407)
                                                             -------   --------
                                               NET ASSETS-     100.0%  $100,541
                                                             =======   ========

* Non-income producing security.

ADR-American Depository Receipt.

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                                        % of
                                              Industry      Market    Long-Term
                 Industry                   Abbreviation    Value    Investments
-----------------------------------------   ------------   -------   -----------
                                                           (000s)
Banks ...................................       JP         $16,431      16.6%
Pharmaceuticals .........................       JO          10,358      10.5%
Oil & Gas ...............................       BB           8,747       8.9%
Wireless Telecommunications
   Services .............................       J2           7,195       7.3%
Media ...................................       JA           5,518       5.6%
Metals & Mining .........................       BF           4,784       4.9%
Diversified Telecommunication
   Services .............................       J1           3,788       3.8%
Commercial Services & Supplies ..........       BO           3,714       3.8%
Electronic Equipment &
   Instruments ..........................       JY           3,531       3.6%
Hotels Restaurants & Leisure ............       BZ           3,198       3.2%
Food Products ...........................       JH           2,980       3.0%
Automobiles .............................       BV           2,295       2.3%
Specialty Retail ........................       JE           2,132       2.2%
Food & Drug Retailing ...................       JF           2,044       2.1%
Diversified Financials ..................       JQ           2,037       2.1%
Semiconductor Equipment &
   Products .............................       J0           1,875       1.9%
Insurance ...............................       JR           1,819       1.8%
Communications Equipment ................       JW           1,718       1.7%
Personal Products .......................       JK           1,527       1.6%
Beverages ...............................       JG           1,242       1.3%
Multiline Retail ........................       JD           1,119       1.1%
Textiles & Apparel ......................       BY           1,105       1.1%
Real Estate Investment Trust ............       JS           1,046       1.1%
Household Products ......................       JJ             838       0.9%
Office Electronics ......................       JZ             736       0.7%
Gas Utilities ...........................       J4             702       0.7%
Industrial Conglomerates ................       BL             679       0.7%
Building Products .......................       BI             612       0.6%
Electric Utilities ......................       J3             605       0.6%
Chemicals ...............................       BC             592       0.6%
Electrical Equipment ....................       BK             550       0.6%
Health Care Providers & Services ........       JM             512       0.5%
Machinery ...............................       BM             469       0.5%
Household Durables ......................       BW             393       0.4%
IT Consulting & Services ................       JU             296       0.3%
Auto Components .........................       BU             257       0.3%
Internet Software & Services ............       JT             228       0.2%
Software ................................       JV             219       0.2%
Air Freight & Couriers ..................       BP             211       0.2%
Aerospace & Defense .....................       BH             172       0.2%
Biotechnology ...........................       JN             123       0.1%
Health Care Equipment &
   Supplies .............................       JL              91       0.1%
Containers & Packaging ..................       BE              55       0.1%
Construction Materials ..................       BD              46       0.0%
                                                           -------     -----
                                                           $98,589     100.0%
                                                           =======     =====

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                        Name of Issuer                         Shares     Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 1.1%
   Boeing Co. * ............................................    50,337   $ 1,728
   General Dynamics Corp. * ................................    11,492       833
   Lockheed Martin Corp.....................................    26,832     1,277
   Northrop Grumman Corp. * ................................    11,000       949
   Raytheon Co. * ..........................................    24,159       793
   Rockwell Collins, Inc. * ................................    11,166       275
                                                                         -------
                                                                           5,855
Air Freight & Couriers - 1.0%
   Fedex Corp...............................................    17,714     1,099
   United Parcel Service, Inc. - Cl. B .....................    66,900     4,261
                                                                         -------
                                                                           5,360
Airlines - 0.2%
   Delta Air Lines, Inc. * .................................     6,679        98
   Southwest Airlines Co....................................    46,258       796
                                                                         -------
                                                                             894
Auto Components - 0.3%
   B.F. Goodrich Co. * .....................................     6,750       142
   Cooper Tire & Rubber Co. * ..............................     3,406        60
   Dana Corp................................................     8,430        97
   Delphi Automotive Systems Corp. * .......................    32,683       282
   Goodyear Tire & Rubber Co. * ............................     8,931        47
   Ingersoll-Rand Co. - Cl. A * ............................     9,845       466
   Johnson Controls, Inc....................................     5,126       439
   Visteon Corp. * .........................................     6,356        43
                                                                         -------
                                                                           1,576
Automobiles - 0.6%
   Ford Motor Co............................................   107,797     1,185
   General Motors Corp. * ..................................    33,798     1,217
   Harley-Davidson, Inc. * .................................    18,040       719
                                                                         -------
                                                                           3,121
Banks - 6.5%
   AmSouth Bancorp. * ......................................    20,539       449
   Bank of America Corp. * .................................    88,599     7,002
   Bank of New York Co., Inc. * ............................    45,270     1,302
   Bank One Corp. * ........................................    68,245     2,537
   BB&T Corp. * ............................................    27,937       958
   Charter One Financial, Inc...............................    13,729       428
   Comerica, Inc. * ........................................    10,660       496
   Fifth Third Bancorp * ...................................    33,791     1,938
   First Tennessee National Corp............................     7,400       325
   FleetBoston Financial Corp...............................    62,695     1,863
   Golden West Financial Corp. * ...........................     9,110       729
   Huntington Bancshares, Inc. * ...........................    13,196       258
   JP Morgan Chase & Co.....................................   120,037     4,103
   KeyCorp * ...............................................    25,217       637
   Marshall & Ilsley Corp. * ...............................    13,900       425
   Mellon Financial Corp. * ................................    25,694       713
   National City Corp. * ...................................    36,174     1,183
   North Fork Bancorporation, Inc. * .......................     8,900       303
   Northern Trust Corp......................................    13,324   $   557
   PNC Bank Corp. * ........................................    16,820       821
   Regions Financial Corp...................................    13,631       460
   SouthTrust Corp. * ......................................    20,033       545
   Suntrust Banks, Inc. * ..................................    16,725       992
   Synovus Financial Corp. * ...............................    18,672       401
   Union Planters Corp. * ..................................    12,098       375
   US Bancorp * ............................................   114,190     2,798
   Wachovia Corp. * ........................................    79,385     3,172
   Zions Bancorp * .........................................     5,634       285
                                                                         -------
                                                                          36,055
Beverages - 2.8%
   Adolph Coors Co. - Cl. B * ..............................     2,054       101
   Anheuser-Busch Cos., Inc ................................    49,205     2,512
   Brown-Forman Corp. - Cl. B * ............................     3,400       267
   Coca-Cola Co. * .........................................   172,265     7,245
   Pepsi Bottling Group, Inc. * ............................    16,918       339
   PepsiCo, Inc. * .........................................   101,491     4,516
   Starbucks Corp. * .......................................    23,753       582
                                                                         -------
                                                                          15,562
Biotechnology - 1.2%
   Amgen, Inc. * ...........................................    74,498     4,950
   Biogen, Inc..............................................     9,116       346
   Chiron Corp. * ..........................................    10,876       476
   Genzyme Corp. * .........................................    12,900       539
   MedImmune, Inc. * .......................................    15,409       560
                                                                         -------
                                                                           6,871
Building Products - 0.1%
   Crane Co. * .............................................     3,037        69
   Masco Corp. * ...........................................    27,669       660
                                                                             729
Chemicals - 1.3%
   Air Products & Chemicals, Inc. * ........................    13,532       563
   Dow Chemical Co. * ......................................    54,848     1,698
   E.I. du Pont de Nemours & Co. * .........................    59,299     2,469
   Eastman Chemical Co. * ..................................     4,112       130
   Engelhard Corp. * .......................................     7,190       178
   Great Lakes Chemical Corp................................     2,373        49
   Hercules, Inc. * ........................................     6,957        69
   International Flavors & Fragrances, Inc. * ..............     5,339       171
   Monsanto Co..............................................    15,036       325
   PPG Industries, Inc. * ..................................    10,145       515
   Praxair, Inc. * .........................................     9,507       571
   Rohm & Haas Co...........................................    13,147       408
   Sigma-Aldrich Corp. * ...................................     4,410       239
                                                                         -------
                                                                           7,385
Commercial Services & Supplies - 2.2%
   Allied Waste Industries, Inc.............................    12,111       122
   Apollo Group, Inc. - Cl. A * ............................    10,400       642
   Automatic Data Processing, Inc...........................    35,508     1,202

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                      Name of Issuer                           Shares     Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
Commercial Services & Supplies - Continued
   Avery Dennison Corp. * ..................................     6,260   $   314
   Cendant Corp. * .........................................    60,507     1,108
   Cintas Corp. * ..........................................    10,146       360
   Concord EFS, Inc. * .....................................    29,001       427
   Convergys Corp. * .......................................     7,949       127
   Deluxe Corp. * ..........................................     3,303       148
   Ecolab, Inc. * ..........................................    15,572       399
   Equifax, Inc. * .........................................     8,608       224
   First Data Corp. * ......................................    44,040     1,825
   Fiserv, Inc. * ..........................................    11,181       398
   H & R Block, Inc. * .....................................    10,366       448
   Honeywell International, Inc.............................    50,339     1,352
   IMS Health, Inc. * ......................................    14,387       259
   Monster Worldwide, Inc...................................     5,755       114
   Paychex, Inc.............................................    22,393       656
   Pitney Bowes, Inc. * ....................................    13,659       525
   R.R. Donnelley & Sons Co. * .............................     6,071       159
   Robert Half International, Inc. * .......................    11,055       209
   Sabre Group Holdings, Inc. * ............................     9,067       224
   Waste Management, Inc. * ................................    35,467       854
                                                                         -------
                                                                          12,096
Communications Equipment - 2.2%
   ADC Telecommunications, Inc. * ..........................    44,937       105
   Andrew Corp. * ..........................................     4,668        43
   Avaya, Inc. * ...........................................    20,815       134
   Ciena Corp. * ...........................................    24,976       130
   Cisco Systems, Inc. * ...................................   415,244     6,930
   Comverse Technology, Inc. * .............................    11,970       180
   Corning, Inc. * .........................................    76,953       569
   JDS Uniphase Corp. * ....................................    82,791       291
   Lucent Technologies, Inc. * .............................   237,778       483
   Motorola, Inc............................................   139,089     1,312
   Qualcomm, Inc. * ........................................    47,201     1,687
   Scientific-Atlanta, Inc. * ..............................     8,237       196
   Tellabs, Inc. * .........................................    24,895       163
                                                                         -------
                                                                          12,223
Computers & Peripherals - 5.2%
   Apple Computer, Inc. * ..................................    22,508       430
   Dell Computer Corp. * ...................................   151,783     4,851
   EMC Corp. * .............................................   130,322     1,365
   Gateway, Inc. * .........................................    15,570        57
   Hewlett-Packard Co. * ...................................   181,709     3,870
   Intel Corp...............................................   386,580     8,035
   International Business Machines Corp.....................   102,227     8,434
   Lexmark International Group, Inc. -
      Cl. A * ..............................................     7,587       537
   NCR Corp. * .............................................     6,340       162
   Network Appliance, Inc. * ...............................    20,173       327
   Sun Microsystems, Inc....................................   192,037       883
                                                                         -------
                                                                          28,951
Construction & Engineering - 0.1%
   American Standard Cos., Inc. * ..........................     4,100   $   303
   Fluor Corp. * ...........................................     4,515       152
   McDermott International, Inc. * .........................     4,089        26
   Pulte Homes, Inc. * .....................................     3,686       227
                                                                         -------
                                                                             708
Construction Materials - 0.1%
   Nucor Corp...............................................     4,913       240
   United States Steel Corp. * .............................     5,529        91
   Vulcan Materials Co. * ..................................     6,447       239
                                                                         -------
                                                                             570
Containers & Packaging - 0.2%
   Ball Corp................................................     3,380       154
   Bemis Co., Inc. * .......................................     2,977       139
   Pactiv Corp. * ..........................................     9,831       194
   Sealed Air Corp. * ......................................     4,718       225
   Temple-Inland, Inc. * ...................................     3,472       149
                                                                         -------
                                                                             861
Credit Card - 0.3%
   MBNA Corp. * ............................................    75,071     1,565

Diversified Financials - 6.9%
   American Express Co. * ..................................    76,524     3,200
   Bear Stearns Cos., Inc. * ...............................     5,769       418
   Capital One Financial Corp...............................    13,403       659
   Charles Schwab Corp. * ..................................    80,091       808
   Citigroup, Inc. * .......................................   304,803    13,046
   Countrywide Credit Industries, Inc. * ...................     7,572       527
   Federated Investments, Inc. - Cl. B......................     6,900       189
   Franklin Resources, Inc. * ..............................    14,685       574
   Goldman Sachs Group, Inc.................................    27,800     2,328
   Janus Capgroup, Inc......................................    14,819       243
   Lehman Brothers Holdings, Inc............................    14,358       955
   Merrill Lynch & Co., Inc. * .............................    55,321     2,582
   Moody's Corp. * .........................................     8,629       455
   Morgan Stanley, Dean Witter, Discover &
      Co....................................................    64,518     2,758
   SLM Corp. * .............................................    26,511     1,038
   State Street Corp........................................    19,817       781
   T. Rowe Price Group, Inc. * .............................     6,979       264
   Washington Mutual, Inc. * ...............................    54,853     2,265
   Wells Fargo & Co. * .....................................    98,996     4,989
                                                                         -------
                                                                          38,079
Diversified Telecommunication Services - 3.5%
   Alltel Corp. * ..........................................    18,755       904
   AT&T Corp. * ............................................    46,385       893
   BellSouth Corp. * .......................................   108,926     2,901
   CenturyTel, Inc..........................................     8,205       286
   Citizens Communications Co. * ...........................    17,115       221
   Nextel Communications, Inc. - Cl. A * ...................    61,213     1,107
   Qwest Communications International, Inc..................   103,878       496
   SBC Communications, Inc. * ..............................   197,395     5,043

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                    Name of Issuer                              Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Diversified Telecommunication Services - Continued
   Sprint Corp. * ..........................................    52,789   $   760
   Sprint PCS * ............................................    60,363       347
   Verizon Communications * ................................   162,708     6,419
                                                                         -------
                                                                          19,377
Electric Utilities - 2.1%
   AES Corp. * .............................................    38,692       246
   Allegheny Energy, Inc. * ................................     6,781        57
   Ameren Corp. * ..........................................     9,500       419
   American Electric Power Co. * ...........................    23,529       702
   Calpine Corp. ...........................................    21,334       141
   Cinergy Corp. * .........................................    10,131       373
   CMS Energy Corp. * ......................................     6,892        56
   Consolidated Edison, Inc. * .............................    13,608       589
   Constellation Energy Group, Inc. * ......................     9,638       330
   DTE Energy Co. * ........................................     9,640       372
   Edison International * ..................................    19,838       326
   Entergy Corp. * .........................................    13,221       698
   Exelon Corp. * ..........................................    19,116     1,143
   Firstenergy Corp. * .....................................    17,681       680
   FPL Group, Inc. .........................................    11,056       739
   Mirant Corp. * ..........................................    20,762        60
   PG & E Corp. * ..........................................    25,063       530
   Pinnacle West Capital Corp. * ...........................     5,523       207
   PPL Corp. ...............................................    10,412       448
   Progress Energy, Inc. * .................................    14,172       622
   Public Services Enterprise Group, Inc. * ................    13,702       579
   Southern Co. ............................................    43,320     1,350
   Teco Energy, Inc. * .....................................    10,497       126
   TXU Corp. ...............................................    18,586       417
   Xcel Energy, Inc. .......................................    23,849       359
                                                                         -------
                                                                          11,569
Electric/Gas - 0.2%
   Dominion Resources, Inc. ................................    18,174     1,168
Electrical Equipment - 0.8%
   American Power Conversion * .............................    11,884       185
   Cooper Industries, Ltd. - Cl. A * .......................     5,436       224
   Emerson Electric Co. ....................................    25,323     1,294
   Molex, Inc. * ...........................................    11,334       306
   Power One, Inc. * .......................................     3,414        24
   Rockwell International Corp. * ..........................    11,066       264
   Thomas & Betts Corp. * ..................................     2,585        37
   United Technologies Corp. * .............................    27,585     1,954
                                                                         -------
                                                                           4,288
Electronic Equipment & Instruments - 0.4%
   Agilent Technologies, Inc. * ............................    28,438       556
   Jabil Circuit, Inc. * ...................................    11,878       263
   Millipore Corp. * .......................................     2,568       114
   PerkinElmer, Inc. * .....................................     6,478        89
   Sanmina Corp. * .........................................    29,165       184
   Solectron Corp. * .......................................    52,270       195
   Symbol Technologies, Inc. * .............................    14,629       190
   Tektronix, Inc. * .......................................     5,036   $   109
   Thermo Electron Corp. * .................................    10,264       216
   Waters Corp. * ..........................................     7,400       216
                                                                         -------
                                                                           2,132
Energy Equipment & Services - 0.7%
   Baker Hughes, Inc. * ....................................    19,888       668
   Halliburton Co. * .......................................    25,924       596
   Nabors Industries, Ltd. * ...............................     8,814       349
   Noble Corp. * ...........................................     8,295       285
   Rowan Cos., Inc. * ......................................     5,437       122
   Schlumberger, Ltd. * ....................................    34,234     1,628
   Transocean Sedco Forex, Inc. * ..........................    19,498       428
                                                                         -------
                                                                           4,076
Food & Drug Retailing - 1.0%
   Albertson's, Inc. * .....................................    21,566       414
   CVS Corp. ...............................................    23,572       661
   Safeway, Inc. * .........................................    26,835       549
   SuperValu, Inc. * .......................................     8,593       183
   Sysco Corp. * ...........................................    38,478     1,156
   The Kroger Co. ..........................................    44,079       735
   Walgreen Co. * ..........................................    61,180     1,841
   Winn-Dixie Stores, Inc. * ...............................     8,104       100
                                                                         -------
                                                                           5,639
 Food Products - 1.2%
   Archer Daniels Midland Co. * ............................    39,444       508
   Campbell Soup Co. * .....................................    24,594       603
   ConAgra, Inc. ...........................................    31,981       755
   General Mills, Inc. * ...................................    21,729     1,030
   H.J. Heinz Co. ..........................................    21,007       693
   Hershey Foods Corp. * ...................................     7,599       529
   Kellogg Co. * ...........................................    24,290       835
   McCormick & Co., Inc. ...................................     7,800       212
   Sara Lee Corp. * ........................................    46,244       870
   WM Wrigley Jr. Co. ......................................    13,329       749
                                                                         -------
                                                                           6,784
Gas Utilities - 0.3%
   El Paso Corp. ...........................................    35,003       283
   KeySpan Corp. * .........................................     9,100       322
   Nicor, Inc. .............................................     2,666        99
   Peoples Energy Corp. * ..................................     1,951        84
   Sempra Energy * .........................................    12,604       359
   Williams Cos., Inc. * ...................................    32,248       255
                                                                         -------
                                                                           1,402
Health Care Equipment & Supplies - 1.9%
   Amerisource Bergen Corp. * ..............................     6,355       441
   Applera Corporation - Applied Biosystems
      Group ................................................    12,307       234
   Bausch & Lomb, Inc. * ...................................     2,878       108
   Baxter International, Inc. ..............................    35,762       930
   Becton, Dickinson & Co. * ...............................    15,475       601

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Health Care Equipment & Supplies - Continued
   Biomet, Inc. * ..........................................    15,015   $   430
   Boston Scientific Corp. * ...............................    24,184     1,478
   C.R. Bard, Inc. * .......................................     3,074       219
   Guidant Corp. * .........................................    18,246       810
   Medtronic, Inc. * .......................................    72,558     3,481
   St. Jude Medical, Inc. * ................................    10,750       618
   Stryker Corp. * .........................................    11,685       811
   Zimmer Holdings, Inc. * .................................    11,773       530
                                                                         -------
                                                                          10,691
Health Care Providers & Services - 1.5%
   Aetna US Healthcare, Inc. * .............................     8,807       530
   Anthem, Inc. * ..........................................     8,000       617
   Cardinal Health, Inc. * .................................    26,298     1,691
   HCA-The Healthcare Corp. * ..............................    30,232       968
   Health Management Assoc., Inc. - Cl. A * ................    14,156       261
   Humana, Inc. * ..........................................     9,547       144
   Manor Care, Inc. * ......................................     5,065       127
   McKesson HBOC, Inc. .....................................    17,647       631
   Quest Diagnostics, Inc. * ...............................     6,100       389
   Quintiles Transnational Corp. * .........................     6,670        95
   Tenet Healthcare Corp. * ................................    27,958       326
   UnitedHealth Group, Inc. * ..............................    35,522     1,785
   Wellpoint Health Networks, Inc. * .......................     8,484       715
                                                                         -------
                                                                           8,279
Hotels Restaurants & Leisure - 1.0%
   Carnival Corp. ..........................................    37,650     1,224
   Darden Restaurants, Inc. * ..............................    10,658       202
   Harrah's Entertainment, Inc .............................     6,670       268
   Hilton Hotels Corp. * ...................................    22,336       286
   International Game Technology * .........................     5,008       512
   Marriott International, Inc. - Cl. A * ..................    13,655       525
   McDonald's Corp. * ......................................    76,281     1,683
   Starwood Hotels & Resorts Worldwide,
      Inc. * ...............................................    11,489       328
   Wendy's International, Inc. * ...........................     7,165       208
   Yum Brands, Inc. * ......................................    17,528       518
                                                                         -------
                                                                           5,754
Household Durables - 0.5%
   American Greetings Corp. - Cl. A * ......................     3,992        78
   Black & Decker Corp. * ..................................     4,500       196
   Centex Corp. * ..........................................     3,886       302
   Fortune Brands, Inc. * ..................................     8,622       450
   KB Home * ...............................................     2,764       171
   Leggett & Platt, Inc. * .................................    11,485       236
   Maytag Corp. * ..........................................     4,311       105
   Newell Rubbermaid, Inc. * ...............................    16,004       448
   Snap-On, Inc. * .........................................     3,084        90
   Stanley Works * .........................................     5,324       147
   Tupperware Corp. * ......................................     2,584        37
   Whirlpool Corp. * .......................................     4,097       261
                                                                         -------
                                                                           2,521
Household Products - 1.6%
   Clorox Co. * ............................................    13,144   $   561
   Kimberly-Clark Corp. * ..................................    30,174     1,573
   Procter & Gamble Co. * ..................................    76,584     6,830
                                                                         -------
                                                                           8,964
Industrial Conglomerates - 4.1%
   3M Co. ..................................................    23,276     3,002
   General Electric Co. * ..................................   591,946    16,977
   Textron, Inc. * .........................................     8,405       328
   Tyco International, Ltd. * ..............................   119,047     2,260
                                                                         -------
                                                                          22,567
Insurance - 4.6%
   Ace, Ltd ................................................    15,800       542
   AFLAC, Inc. * ...........................................    30,565       940
   Allstate Corp. ..........................................    42,254     1,506
   Ambac Financial Group, Inc. .............................     6,154       408
   American International Group, Inc. * ....................   154,343     8,517
   Aon Corp. * .............................................    18,081       435
   Chubb Corp. * ...........................................    11,255       675
   CIGNA Corp. * ...........................................     8,118       381
   Cincinnati Financial Corp. * ............................     9,234       343
   Hartford Financial Services Group, Inc. * ...............    16,445       828
   Jefferson-Pilot Corp. * .................................     8,096       336
   John Hancock Financial Services * .......................    17,648       542
   Lincoln National Corp. * ................................    10,273       366
   Loews Corp. * ...........................................    11,287       534
   Marsh & McLennan Cos., Inc. * ...........................    32,102     1,639
   MBIA, Inc. * ............................................     8,416       410
   Metlife, Inc. * .........................................    44,790     1,268
   MGIC Investment Corp. * .................................     6,156       287
   Principal Financial Group. * ............................    19,100       616
   Progressive Corp. * .....................................    12,905       943
   Providian Financial Corp. * .............................    17,815       165
   Prudential Financial, Inc. * ............................    32,200     1,084
   Safeco Corp. * ..........................................     7,886       278
   St. Paul Cos., Inc. .....................................    13,126       479
   Torchmark, Inc. * .......................................     7,282       271
   Travelers Property Casualty Corp. - Cl. B * .............    59,455       938
   UnumProvident Corp. * ...................................    16,971       228
   XL Capital, Ltd. - Cl. A * ..............................     8,094       672
                                                                         -------
                                                                          25,631
Internet & Catalog Retail - 0.4%
   eBay, Inc. * ............................................    19,000     1,979

Internet Software & Services - 0.2%
   Yahoo, Inc. * ...........................................    36,324     1,190

IT Consulting & Services - 0.3%
   Computer Sciences Corp. * ...............................    10,845       413
   Electronic Data Systems Corp. * .........................    28,881       619
   SunGard Data Systems, Inc. * ............................    17,400       451

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                      Name of Issuer                            Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

IT Consulting & Services - Continued
   Unisys Corp. * ..........................................    18,861   $   232
                                                                         -------
                                                                           1,715
Leisure Equipment & Products - 0.2%
   Brunswick Corp. * .......................................     5,027       126
   Eastman Kodak Co. * .....................................    17,222       471
   Hasbro, Inc. * ..........................................    10,976       192
   Mattel, Inc. * ..........................................    25,827       488
                                                                         -------
                                                                           1,277
Machinery - 1.0%
   Caterpillar, Inc. * .....................................    20,299     1,130
   Cummins Engine Company, Inc. * ..........................     2,460        88
   Danaher Corp. * .........................................     9,107       620
   Deere & Co. * ...........................................    14,241       651
   Dover Corp. .............................................    11,796       353
   Eaton Corp. * ...........................................     4,600       362
   Illinois Tool Works, Inc. * .............................    18,142     1,195
   ITT Industries, Inc. * ..................................     5,228       342
   Navistar International Corp., Inc. - Cl. B * ............     4,486       146
   Paccar, Inc. * ..........................................     6,766       457
   Pall Corp. * ............................................     7,379       166
   Parker-Hannifin Corp. ...................................     6,920       291
                                                                         -------
                                                                           5,801
Media - 4.0%
   AOL Time Warner, Inc. * .................................   265,694     4,275
   Clear Channel Communications, Inc. * ....................    36,054     1,528
   Comcast Corp. - Cl. A ...................................   132,867     4,010
   Dow Jones & Co., Inc. * .................................     4,626       199
   Gannett Co., Inc. * .....................................    16,185     1,243
   Interpublic Group Cos., Inc. * ..........................    22,446       300
   Knight-Ridder, Inc. * ...................................     4,806       331
   McGraw-Hill Cos., Inc. ..................................    11,484       712
   Meredith Corp. * ........................................     2,872       126
   New York Times Co. - Cl. A * ............................     8,732       397
   Omnicom Group, Inc. * ...................................    11,169       801
   The Walt Disney Co. * ...................................   121,740     2,405
   Tribune Co. * ...........................................    18,699       903
   Univision Communications, Inc. - Cl. A * ................    13,303       405
   Viacom, Inc. - Cl. B * ..................................   103,751     4,530
                                                                         -------
                                                                          22,165
Metals & Mining - 0.5%
   Alcoa, Inc. * ...........................................    50,043     1,276
   Allegheny Technologies, Inc. * ..........................     3,867        25
   Freeport-McMoran Copper & Gold, Inc. -
      Cl. B * ..............................................     8,309       204
   Newmont Mining Corp. ....................................    24,285       788
   Phelps Dodge Corp. * ....................................     5,010       192
   Worthington Industries, Inc. * ..........................     5,124        69
                                                                         -------
                                                                           2,554
Multi-Utilities - 0.3%
   CenterPoint Energy, Inc. ................................    19,857       162
   Duke Energy Co. .........................................    52,911   $ 1,056
   Dynegy, Inc. - Cl.A * ...................................    19,274        81
   NiSource, Inc. * ........................................    14,966       284
                                                                         -------
                                                                           1,583
Multiline Retail - 3.7%
   Big Lots, Inc. * ........................................     6,765       102
   Costco Wholesale Corp. * ................................    27,454     1,005
   Dillard's, Inc. - Cl. A * ...............................     4,824        65
   Dollar General Corp. ....................................    20,027       366
   Family Dollar Stores, Inc. ..............................    10,050       383
   Federated Department Stores, Inc. * .....................    10,987       405
   J.C. Penney Co., Inc. * .................................    15,783       266
   Kohl's Corp. * ..........................................    20,484     1,052
   May Department Stores Co. * .............................    17,785       396
   Nordstrom, Inc. .........................................     7,195       140
   Sears, Roebuck & Co. * ..................................    17,778       598
   Target Corp. * ..........................................    54,308     2,055
   Wal-Mart Stores, Inc. * .................................   259,302    13,917
                                                                         -------
                                                                          20,750
Office Electronics - 0.1%
   Xerox Corp. * ...........................................    47,810       506

Oil & Gas - 4.9%
   Amerada Hess Corp. * ....................................     5,230       257
   Anadarko Petroleum Corp. * ..............................    14,737       655
   Apache Corp. ............................................     9,645       627
   Ashland, Inc. ...........................................     3,601       110
   BJ Services Co. * .......................................     9,100       340
   Burlington Resources, Inc. * ............................    12,218       661
   ChevronTexaco Corp. * ...................................    63,539     4,588
   Conoco Phillips .........................................    40,348     2,211
   Devon Energy Corp. * ....................................    13,788       736
   EOG Resources, Inc. * ...................................     6,469       271
   Exxon Mobil Corp. * .....................................   395,545    14,204
   Kerr-McGee Corp. * ......................................     6,315       283
   Kinder Morgan, Inc. * ...................................     7,366       403
   Marathon Oil Corp. * ....................................    19,049       502
   Occidental Petroleum Corp. * ............................    22,439       753
   Sunoco, Inc. * ..........................................     4,522       171
   Unocal Corp. * ..........................................    15,554       446
                                                                         -------
                                                                          27,218
Paper & Forest Products - 0.5%
   Boise Cascade Corp. * ...................................     3,284        78
   Georgia-Pacific Corp. * .................................    14,455       274
   International Paper Co. * ...............................    28,269     1,010
   Louisiana-Pacific Corp. * ...............................     4,752        52
   MeadWestvaco Corp. * ....................................    11,633       287
   Plum Creek Timber Co., Inc. * ...........................    11,400       296
   Weyerhaeuser Co. ........................................    13,013       703
                                                                         -------
                                                                           2,700

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                       Name of Issuer                           Shares    Value
------------------------------------------------------------   -------   -------
                                                                         (000's)
COMMON STOCK - Continued

Personal Products - 0.9%
   Alberto-Culver Co. - Cl. B * ............................     3,282   $   168
   Avon Products, Inc. .....................................    13,945       867
   Colgate-Palmolive Co. ...................................    32,116     1,861
   Gillette Co. ............................................    61,134     1,948
                                                                         -------
                                                                           4,844
Pharmaceuticals - 9.4%
   Abbott Laboratories * ...................................    92,253     4,037
   Allergan, Inc. * ........................................     7,691       593
   Bristol-Myers Squibb Co. * ..............................   115,326     3,131
   Eli Lilly & Co. * .......................................    66,835     4,610
   Forest Laboratories, Inc. * .............................    21,312     1,167
   Johnson & Johnson * .....................................   175,682     9,083
   King Pharmaceuticals, Inc. * ............................    13,522       199
   Merck & Co., Inc. * .....................................   132,735     8,037
   Pfizer, Inc. * ..........................................   467,611    15,969
   Schering-Plough Corp. * .................................    88,028     1,637
   Watson Pharmaceuticals, Inc. * ..........................     6,654       269
   Wyeth * .................................................    78,912     3,594
                                                                         -------
                                                                          52,326
Real Estate Investment Trust - 0.3%
   Apartment Investment & Management Co. ...................     5,200       180
   Equity Office Properties Trust * ........................    24,490       662
   Equity Residential Properties Trust * ...................    15,586       404
   Simon Property Group, Inc. ..............................    11,600       453
                                                                         -------
                                                                           1,699
Road & Rail - 0.4%
   Burlington Northern Santa Fe Corp. * ....................    22,670       645
   CSX Corp. * .............................................    12,610       379
   Norfolk Southern Corp. * ................................    23,459       450
   Ryder System, Inc. ......................................     3,588        92
   Union Pacific Corp. * ...................................    15,061       874
                                                                         -------
                                                                           2,440
Semiconductor Equipment & Products - 1.7%
   Advanced Micro Devices, Inc. ............................    18,800       121
   Altera Corp. * ..........................................    22,062       362
   Analog Devices, Inc. * ..................................    21,623       753
   Applied Materials, Inc. * ...............................    99,354     1,576
   Applied Micro Circuits Corp. * ..........................    19,737       119
   Broadcom Corp. - Cl. A * ................................    16,903       421
   KLA-Tencor Corp. * ......................................    11,470       533
   Linear Technology Corp. * ...............................    18,946       610
   LSI Logic Corp. * .......................................    24,026       170
   Maxim Integrated Products, Inc. * .......................    18,977       649
   Micron Technology, Inc. .................................    37,067       431
   National Semiconductor Corp. * ..........................    11,052       218
   Novellus Systems, Inc. * ................................     8,907       326
   PMC-Sierra, Inc. * ......................................     8,939       105
   QLogic Corp. * ..........................................     5,234       253
   Teradyne, Inc. * ........................................    11,754       204
   Texas Instruments, Inc. * ...............................   103,425   $ 1,820
   Xilinx, Inc. * ..........................................    20,284       513
                                                                         -------
                                                                           9,184
Software - 4.6%
   Adobe Systems, Inc. .....................................    13,648       438
   Autodesk, Inc. * ........................................     6,156        99
   BMC Software, Inc. * ....................................    13,454       220
   Citrix Systems, Inc. ....................................    10,569       215
   Computer Associates International, Inc. * ...............    34,663       772
   Compuware Corp. * .......................................    20,235       117
   Electronic Arts, Inc. * .................................     8,600       636
   Intuit, Inc. * ..........................................    12,303       548
   Mercury Interactive Corp. * .............................     5,020       194
   Microsoft Corp. * .......................................   635,854    16,284
   Novell, Inc. * ..........................................    19,824        61
   NVIDIA Corp. * ..........................................     9,603       221
   Oracle Corp. * ..........................................   309,664     3,722
   Parametric Technology Corp. .............................    12,184        37
   Peoplesoft, Inc. * ......................................    19,628       345
   Siebel Systems, Inc. * ..................................    28,359       271
   Symantec Corp. * ........................................     8,800       386
   Veritas Software Corp. * ................................    24,863       713
                                                                         -------
                                                                          25,279
Specialty Retail - 2.3%
   AutoNation, Inc. * ......................................    17,500       275
   AutoZone, Inc. * ........................................     5,563       423
   Bed Bath & Beyond, Inc. * ...............................    17,520       680
   Best Buy Co., Inc. * ....................................    19,007       835
   Circuit City Stores, Inc. ...............................    10,903        96
   Gap, Inc. * .............................................    52,425       983
   Home Depot, Inc. * ......................................   135,744     4,496
   Limited, Inc. * .........................................    31,972       496
   Lowe's Cos., Inc. * .....................................    46,619     2,002
   Office Depot, Inc. * ....................................    17,748       258
   RadioShack Corp. * ......................................    10,370       273
   Sherwin-Williams Co. * ..................................     8,928       240
   Staples, Inc. * .........................................    28,361       520
   Tiffany & Co. * .........................................     8,912       291
   TJX Cos., Inc. * ........................................    29,516       556
   Toys "R" Us, Inc. * .....................................    13,687       166
                                                                         -------
                                                                          12,590
Textiles & Apparel - 0.3%
   Jones Apparel Group, Inc. ...............................     7,200       211
   Liz Claiborne, Inc. * ...................................     6,652       234
   Nike, Inc. - Cl. B ......................................    15,494       829
   Reebok International, Ltd. * ............................     3,485       117
   V.F. Corp. * ............................................     6,063       206
                                                                         -------
                                                                           1,597
Tobacco - 1.1%
   Altria Group, Inc. ......................................   119,699     5,439

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                          Market
                      Name of Issuer                          Shares      Value
----------------------------------------------------------   --------   --------
                                                                         (000's)
COMMON STOCK - Continued

Tobacco - Continued
   R.J. Reynolds Tobacco Holdings, Inc. ..................      4,900   $    182
   UST, Inc. * ...........................................     10,237        359
                                                                        --------
                                                                           5,980
Trading Companies & Distributors - 0.1%
   Genuine Parts Co. * ...................................     10,100        323
   W.W. Grainger, Inc. * .................................      5,338        250
                                                                        --------
                                                                             573
U.S. Government Agencies - 1.1%
   Federal Home Loan Mortgage Corp. ......................     40,507      2,056
   Federal National Mortgage Assoc. * ....................     57,855      3,902
                                                                        --------
                                                                           5,958
Wireless Telecommunications Services - 0.2%
   AT&T Wireless Group * .................................    160,449      1,317
                                                                        --------
                                       TOTAL COMMON STOCK-       96.2%   532,528

                                                               Par
                                                               Value
                                                             --------
                                                              (000's)
SHORT-TERM INVESTMENTS

   Investment in joint trading account
      (Note B) - 3.0%
   1.181% due 07/01/03 ...................................   $ 16,470     16,470

U.S. Governmental - 0.2%
   U.S. Treasury - Bills
   0.91% due 09/11/03 ....................................      1,245      1,243
                                                                        --------
                                          TOTAL SHORT-TERM
                                              INVESTMENTS-        3.2%    17,713
                                                             --------   --------
                                        TOTAL INVESTMENTS-       99.4%   550,241
                      Cash and Receivables, less payables-        0.6%     3,596
                                                             --------   --------
                                               NET ASSETS-      100.0%  $553,837
                                                             ========   ========

* Non-income producing security.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                      Name of Issuer                            Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.6%
   K & F Industries, Inc. - Sr. Notes Ser. B
      9.625% due 12/15/10 ..................................    $  215    $  237
   K & F Industries, Inc. - Sr. Sub. Notes
      9.25% due 10/15/07 ...................................       280       293
   Sequa Corp.
      9.0% due 08/01/09 ....................................       275       291
   Sequa Corp. - Sr. Notes
      8.875% due 04/01/08 ..................................       525       549
                                                                          ------
                                                                           1,370
Airlines - 0.5%
   Delta Air Lines, Inc. - Notes
      7.9% due 12/15/09 ....................................       520       419

Auto Components - 4.4%
   CSK Auto, Inc. - Sr. Notes
      12.0% due 06/15/06 ...................................        55        61
   Dana Corp. - Notes
      9.0% due 08/15/11 ....................................     1,065     1,153
      10.125% due 03/15/10 .................................        25        27
   Dura Operating Corp. - Sr. Notes Ser. B
      8.625% due 04/15/12 ..................................       245       253
   Dura Operating Corp. - Sr. Sub. Notes
      9.0% due 05/01/09 ....................................       505       465
   Goodyear Tire & Rubber Co. - Notes
      7.857% due 08/15/11 ..................................       205       152
      8.5% due 03/15/07 ....................................       145       120
   Lear Corp. - Ser B.
      7.96% due 05/15/05 ...................................       140       150
   Lear Corp. - Ser. B
      8.11% due 05/15/09 ...................................       795       916
   TRW, Inc. - Sr. Note 144A (a)
      9.375% due 02/15/13 ..................................       375       409
                                                                          ------
                                                                           3,706
Automobiles - 0.9%
   Navistar International - Sr. Sub Notes Ser. B
      8.0% due 02/01/08 ....................................       660       654
   Navistar International Corp., Inc. - Sr. Notes
      Ser. B
      9.375% due 06/01/06 ..................................       100       107
                                                                          ------
                                                                             761
Banks - 0.8%
   Chevy Chase Savings Bank - Debs.
      9.25% due 12/01/08 ...................................       135       136
   Sovereign Bancorp., Inc. - Sr. Notes
      10.5% due 11/15/06 ...................................       305       379
   Western Financial Bank - Sub. Debs.
      9.625% due 05/15/12 ..................................       175       189
                                                                          ------
                                                                             704
Beverages - 0.2%
   Constellation Brands, Inc. - Sr. Sub. Notes
      8.125% due 01/15/12 ..................................       185       200
Chemicals - 3.2%
   Airgas, Inc. - Sr. Sub. Notes
      9.125% due 10/01/11 ..................................    $  335    $  375
   FMC Corp. - Sr. Sec. Notes
      10.25% due 11/01/09 ..................................        50        56
   Georgia Gulf Corp.
      10.375% due 11/01/07 .................................       270       288
   Hercules, Inc. - Sr. Notes
      11.125% due 11/15/07 .................................        65        75
   IMC Global, Inc. - Debs.
      6.875% due 07/15/07 ..................................        70        64
   IMC Global, Inc. - Notes
      7.625% due 11/01/05 ..................................       165       176
   Lyondell Chemical Co.
      9.875% due 05/01/07 ..................................       385       379
   Lyondell Chemical Co. - Notes Ser. A
      9.625% due 05/01/07 ..................................       610       601
   METHANEX Corp. - Sr. Notes
      8.75% due 08/15/12 ...................................        85        95
   NOVA Chemicals Corp. - Notes
      7.0% due 05/15/06 ....................................       210       222
   Noveon, Inc. - Sr. Sub. Notes Ser. B
      11.0% due 02/28/11 ...................................       130       146
   Omnova Solutions, Inc. - Sr. Notes 144A (a)
      11.25% due 06/01/10 ..................................       165       181
                                                                          ------
                                                                           2,658
Commercial Services & Supplies - 8.7%
   Allied Waste North America, Inc. - Sr. Notes
      7.875% due 04/15/13 ..................................        80        84
      8.5% due 12/01/08 ....................................     1,040     1,120
      8.875% due 04/01/08 ..................................       250       272
   Armkel LLC - Sr. Sub. Notes
      9.5% due 08/15/09 ....................................       385       435
   HCA, Inc. - Notes
      6.3% due 10/01/12 ....................................     1,080     1,104
   Horton, Inc. - Sr. Sub. Notes
      9.375% due 03/15/11 ..................................       900       990
   Iron Mountain, Inc. Delaware - Sr. Sub. Notes
      8.25% due 07/01/11 ...................................       205       218
   Iron Mountain, Inc. Pennsylvania - Sr. Sub.
      Notes
      7.75% due 01/15/15 ...................................       360       382
   Magnum Hunter Resources, Inc. - Sr. Notes
      9.6% due 03/15/12 ....................................        75        83
   Mail Welli Corp. - Sr. Notes
      9.625% due 03/15/12 ..................................       145       153
   Pierce Leahy Command Co.
      8.125% due 05/15/08 ..................................        75        78
   Ryland Group, Inc. - Sr. Sub. Notes
      9.125% due 06/15/11 ..................................       405       460
   Silgan Holdings, Inc. - Debs.
      9.0% due 06/01/09 ....................................       590       611

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                          Name of Issuer                        Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Commercial Services & Supplies - Continued
   Tyco International Group SA - Notes
      5.8% due 08/01/06 ....................................      $ 60    $   63
      6.125% due 01/15/09 ..................................       225       237
      6.375% due 02/15/06 ..................................       110       117
      6.75% due 02/15/11 ...................................       145       156
   Tyco International Group SA - Sr. Notes
      6.375% due 10/15/11 ..................................       740       777
                                                                          ------
                                                                           7,340
Communications Equipment - 2.1%
   Avaya, Inc. - Sr. Sec. Notes
      11.125% due 04/01/09 .................................       550       602
   L 3 Communications Corp. - Sr. Sub. Notes
      144A (a)
      6.125% due 07/15/13 ..................................       270       274
   L3 Communications Corp. - Sr. Sub. Notes
      7.625% due 06/15/12 ..................................       150       165
   Nortel Networks, Ltd. - Notes
      6.125% due 02/15/06 ..................................       395       383
   Radiologix, Inc. - Sr. Notes
      10.5% due 12/15/08 ...................................       370       352
                                                                          ------
                                                                           1,776
Computers & Peripherals - 1.0%
   Unisys Corp. - Sr. Notes
      6.875% due 03/15/10 ..................................       425       442
      7.875% due 04/01/08 ..................................       370       383
                                                                          ------
                                                                             825
Construction & Engineering - 3.0%
   American Standard Cos., Inc.
      7.375% due 02/01/08 ..................................       660       730
      7.625% due 02/15/10 ..................................       305       345
   Beazer Homes USA, Inc. - Sr. Notes
      8.375% due 04/15/12 ..................................       140       155
      8.625% due 05/15/11 ..................................       580       641
   Standard Pacific Corp. - Sr. Notes
      8.5% due 06/15/07 ....................................       110       113
      8.5% due 04/01/09 ....................................       225       241
      9.5% due 09/15/10 ....................................       150       167
   Standard Pacific Corp. - Sr. Notes 144A (a)
      6.875% due 05/15/11 ..................................       110       115
                                                                          ------
                                                                           2,507
Construction Materials - 1.1%
   Toll Brothers, Inc.
      8.25% due 02/01/11 ...................................       665       735
   Toll Corp. - Sr. Sub Notes
      8.125% due 02/01/09 ..................................        75        79
      8.25% due 12/01/11 ...................................        65        72
                                                                          ------
                                                                             886
Containers & Packaging - 2.8%
   Ball Corp. - Sr. Notes
      7.75% due 08/01/06 ...................................       360       394

   Graphic Packaging Corp. - Sr. Sub Notes
      8.625% due 02/15/12 ..................................      $ 35    $   36
   Owens Brockway Glass Container - GTD
      Sr. Sec. Notes 144A (a)
      7.75% due 06/01/13 ...................................       485       510
   Owens Illinois, Inc.
      7.15% due 05/15/05 ...................................       480       490
   Owens-Illinois, Inc. - Debs.
      7.5% due 05/15/10 ....................................       290       281
   Stone Container Corp. - Sr. Notes
      9.25% due 02/01/08 ...................................       200       218
      9.75% due 02/01/11 ...................................       400       436
                                                                          ------
                                                                           2,365
Diversified Financials - 1.0%
   Bowater Canada Finance Corp. - Notes
      7.95% due 11/15/11 ...................................       210       228
   CBRE Escrow, Inc. - Sr. Notes 144A (a)
      9.75% due 05/15/10 ...................................        60        63
   Clark Refining & Marketing, Inc. - Sr. Notes
      8.625% due 08/15/08 ..................................       110       113
   Fairfax Financial Holdings, Ltd. - Notes
      7.375% due 03/15/06 ..................................       150       145
   Frontier Escrow Corp. - Sr. Notes 144A (a)
      8.0% due 04/15/13 ....................................       100       105
   MDP Acquisitions plc - Sr. Notes
      9.625% due 10/01/12 ..................................       115       127
   NMHG Holding Co. - Sr. Notes
      10.0% due 05/15/09 ...................................        65        72
                                                                          ------
                                                                             853
Diversified Telecommunication Services - 3.9%
   Entravision Communications - Sr. Sub. Notes
      8.125% due 03/15/09 ..................................        80        83
   GCI, Inc. - Sr. Notes
      9.75% due 08/01/07 ...................................       190       193
   Insight Midwest LP
      9.75% due 10/01/09 ...................................        95       101
   Insight Midwest LP Capital, Inc. - Sr. Notes
      10.5% due 11/01/10 ...................................       720       792
   MasTec, Inc. - Sr. Sub. Notes
      7.75% due 02/01/08 ...................................       290       262
   Nextel Communications, Inc. - Sr. Notes
      9.375% due 11/15/09 ..................................       375       405
   Nextel Communications, Inc. - Sr. Ser. Notes
      9.5% due 02/01/11 ....................................       995     1,102
   Triton PCS, Inc. - Sr. Notes
      9.375% due 02/01/11 ..................................       125       129
   Triton Pcs, Inc. - Sr. Notes 144A (a)
      8.5% due 06/01/13 ....................................       185       199
   Triton PCS, Inc. - Sr. Sub. Notes
      8.75% due 11/15/11 ...................................        55        55
                                                                          ------
                                                                           3,321

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                          Name of Issuer                        Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Electric Utilities - 3.9%
   AES Corp. - Sr. Notes
      8.875% due 02/15/11 .....................................   $910    $  887
   Avista Corp. - Sr. Notes
      9.75% due 06/01/08 ......................................    665       765
   Calpine Corp. - Sr. Notes
      8.5% due 02/15/11 .......................................    365       274
   CMS Energy Corp - Sr. Notes
      7.5% due 01/15/09 .......................................     65        64
      8.5% due 04/15/11 .......................................    425       442
   CMS Energy Corp. - Notes
      8.9% due 07/15/08 .......................................    210       221
   CMS Energy Corp. - Sub. Notes
      7.625% due 11/15/04 .....................................    200       203
   Reliant Resources, Inc. - Sr. Notes 144A (a)
      9.25% due 07/15/10 ......................................    400       407
                                                                          ------
                                                                           3,263
Electric/Gas - 0.9%
   Nevada Power Co. - Notes Ser. E
      10.875% due 10/15/09 ....................................     55        62
   Western Resources, Inc.
      7.125% due 08/01/09 . ...................................    215       215
   Western Resources, Inc. - Sr. Notes
      6.875% due 08/01/04 .....................................    225       226
      9.75% due 05/01/07 ......................................    230       256
                                                                          ------
                                                                             759
Electrical Equipment - 0.0%
   Thomas & Betts Corp. - Notes
      7.25% due 06/01/13 ......................................     30        30
Electronic Equipment & Instruments - 2.6%
   Fisher Scientific International, Inc. - Sr. Sub.
      Notes
      8.125% due 05/01/12 .....................................    605       653
   Fisher Scientific International, Inc. - Sr. Sub.
      Notes 144A (a)
      8.125% due 05/01/12 .....................................    120       130
   Sanmina SCI Corp. - Sr. Sec. Notes 144A (a)
      10.375% due 01/15/10 ....................................    560       622
   Solectron Corp. - Sr. Notes
      9.625% due 02/15/09 .....................................    605       647
   SPX Corp. - Sr. Notes
      7.5% due 01/01/13 .......................................    145       156
                                                                          ------
                                                                           2,208
Energy Equipment & Services - 0.7%
   ANR Pipeline Co. - Sr. Notes 144A (a)
      8.875% due 03/15/10 .....................................    400       438
   Massey Energy Corp. - Notes
      6.95% due 03/01/07 ......................................    120       115
                                                                          ------
                                                                             553
Finance - 1.3%
   Arch Western Finance LLC - Sr. Notes 144A (a)
      6.75% due 07/01/13 ......................................   $230    $  235
   Hampshire Donnelly Finance Corp. - Sr. Sub.
      Notes 144A (a)
      10.875% due 12/15/12 ....................................    195       226
   Moore North America Finance, Inc. - Sr. Notes
      144A (a)
      7.875% due 01/15/11 .....................................    340       355
   RH Donnelley Finance - Sr. Notes 144A (a)
      8.875% due 12/15/10 .....................................     60        66
   Ucar Finance, Inc. - Sr. Notes
      10.25% due 02/15/12 .....................................    170       167
                                                                          ------
                                                                           1,049
Food & Drug Retailing - 1.9%
   Pathmark Stores, Inc. - Sr. Sub. Notes
      8.75% due 02/01/12 ......................................    130       135
   Rite Aid Corp. - Sr. Sec. Notes 144A (a)
      8.125% due 05/01/10 .....................................    185       193
   Rite Aid Corp. -Sr. Notes 144A (a)
      9.5% due 02/15/11 .......................................    440       476
   Winn Dixie Stores, Inc. - Sr. Notes
      8.875% due 04/01/08 .....................................    775       829
                                                                          ------
                                                                           1,633
Food Products - 0.3%
   Dole Food, Inc. - Sr. Notes 144A (a)
      8.875% due 03/15/11 .....................................    230       244

Gas Utilities - 0.4%
   Semco Energy, Inc. - Sr. Notes 144A (a)
      7.125% due 05/15/08 .....................................     25        26
      7.75% due 05/15/13 ......................................     40        43
   Southern Natural Gas Co. - Sr. Notes 144A (a)
      8.875% due 03/15/10 .....................................    235       258
                                                                          ------
                                                                             327
Health Care Equipment & Supplies - 2.3%
   Advanced Medium Optics, Inc. - Sr. Sub Notes
      9.25% due 07/15/10 ......................................    110       119
   Alaris Medical Systems, Inc. - Sr. Notes
      7.25% due 07/01/11 ......................................    110       112
   Alaris Medical Systems, Inc. - Sr. Notes Ser. B
      11.625% due 12/01/06 ....................................    320       390
   AmeriSource Bergen Corp. - Sr. Notes
      7.25% due 11/15/12 ......................................    430       468
      8.125% due 09/01/08 .....................................    140       154
   Apogent Technologies, Inc. - Sr. Sub Notes
      144A (a)
      6.5% due 05/15/13 .......................................     60        62
   Owens & Minor
      8.5% due 07/15/11 .......................................    520       573

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                          Name of Issuer                        Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Health Care Equipment & Supplies - Continued
   Sybron Dental Specialties, Inc. - Sr. Sub. Notes
      8.125% due 06/15/12 ..................................    $   75    $   80
                                                                          ------
                                                                           1,958
Health Care Providers & Services - 3.5%
   Beverly Enterprises, Inc.
      9.0% due 02/15/06 ....................................        15        15
   Beverly Enterprises, Inc. - Sr. Notes
      9.625% due 04/15/09 ..................................       715       690
   Coventry Health Care, Inc. - Sr. Notes
      8.125% due 02/15/12 ..................................       110       120
   NDC Healthcorp - Sr. Sub. Notes - 144A (a)
      10.5% due 12/01/12 ...................................       195       210
   Omnicare, Inc. - Sr. Sub Notes
      6.125% due 06/01/13 ..................................        20        20
   Omnicare, Inc. - Sr. Sub. Notes Ser. B
      8.125% due 03/15/11 ..................................       740       808
   Tenet Healthcare Corp. - Sr. Notes
      6.375% due 12/01/11 ..................................       165       153
      7.375% due 02/01/13 ..................................       260       251
   Triad Hospitals, Inc. - Sr. Notes Ser. B
      8.75% due 05/01/09 ...................................       610       659
                                                                          ------
                                                                           2,926
Hotels Restaurants & Leisure - 6.4%
   AZTAR Corp. - Sr. Sub. Notes
      9.0% due 08/15/11 ....................................       695       752
   Corus Entertainment, Inc. - Sr. Sub. Notes
      8.75% due 03/01/12 ...................................        85        91
   Harrahs Operating Co., Inc.
      7.875% due 12/15/05 ..................................       805       873
   Mandalay Resort Group - Sr. Sub. Notes
      9.375% due 02/15/10 ..................................       380       429
   Mandalay Resort Group - Sr. Sub. Notes Ser. B
      10.25% due 08/01/07 ..................................       305       343
   MGM Mirage, Inc.
      8.5% due 09/15/10 ....................................       130       153
   MGM Mirage, Inc. - Sr. Sub. Notes
      8.375% due 02/01/11 ..................................       810       915
   Park Place Entertainment Corp. - Notes
      8.5% due 11/15/06 ....................................        25        28
   Park Place Entertainment Corp. - Sr. Notes
      144A (a)
      7.0% due 04/15/13 ....................................       320       343
   Park Place Entertainment Corp. - Sr. Sub. Notes
      8.875% due 09/15/08 ..................................       215       237
   Starwood Hotels & Resorts Worldwide, Inc. -
      Sr. Notes
      7.875% due 05/01/12 ..................................       100       110
   Station Casinos, Inc. - Sr. Sub. Notes
      8.875% due 12/01/08 ..................................       305       319
      9.875% due 07/01/10 ..................................       445       494
   Yum Brands, Inc. - Sr. Notes
      7.7% due 07/01/12 ....................................    $  255    $  289
                                                                          ------
                                                                           5,376
Household Durables - 1.4%
   Interface, Inc. - Sr. Notes
      10.375% due 02/01/10 .................................        30        29
   KB Home - Sr. Sub Notes
      8.625% due 12/15/08 ..................................       440       497
      9.5% due 02/15/11 ....................................       255       287
   Resolution Performance Products - Sr. Notes
      9.5% due 04/15/10 ....................................       130       135
   Resolution Performance Products - Sr. Sec.
      Notes 144A (a)
      9.5% due 04/15/10 ....................................        75        78
   Sealy Mattress Co. - Sr. Sub. Notes - Ser. B
      9.875% due 12/15/07 ..................................       185       183
                                                                          ------
                                                                           1,209
Industrial Conglomerates - 0.2%
   Norampac, Inc. Sr. Notes 144A (a)
      6.75% due 06/01/13 ...................................       165       172
   Pioneer Americas LLC
      4.79% due 12/31/06 ...................................        10         8
                                                                          ------
                                                                             180
Leisure Equipment & Products - 0.5%
   Hasbro, Inc. - Notes
      6.15% due 07/15/08 ...................................       375       392
      8.5% due 03/15/06 ....................................        34        37
   Remington Arms, Inc. - Sr. Notes 144A (a)
      10.5% due 02/01/11 ...................................        25        26
                                                                          ------
                                                                             455
Machinery - 1.2%
   Case Corp. - Notes
      7.25% due 08/01/05 ...................................       145       145
   Cummins, Inc. - Sr. Notes 144A (a)
      9.5% due 12/01/10 ....................................        45        51
   Kennametal, Inc. - Sr. Notes
      7.2% due 06/15/12 ....................................       715       785
                                                                          ------
                                                                             981
Media - 12.0%
   British Sky Broadcasting
      8.2% due 07/15/09 ....................................       960     1,122
   Canwest Media, Inc. - Sr. Sub. Notes
      10.625% due 05/15/11 .................................       205       235
   CSC Holdings, Inc. - Debs.
      8.125% due 08/15/09 ..................................       135       138
   CSC Holdings, Inc. - Sr. Notes
      7.625% due 04/01/11 ..................................     1,220     1,238
      8.125% due 07/15/09 ..................................        50        52
   Dex Media East LLC - Sr. Notes
      9.875% due 11/15/09 ..................................       220       248

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                      Name of Issuer                            Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY - TRADED BONDS - Continued

Media - Continued
   Direct TV Holdings LLC - Sr. Notes 144A (a)
      8.375% due 03/15/13 ..................................   $   370   $   413
   EchoStar DBS Corp. - Sr. Notes
      9.125% due 01/15/09 ..................................       275       307
      9.375% due 02/01/09 ..................................       995     1,062
   Emmis Communications Corp.
      8.125% due 03/15/09 ..................................       765       799
   Fairpoint Communications, Inc. - Sr. Notes
      144A (a)
      11.875% due 03/01/10 .................................       110       128
   Houghton Mifflin Co. - Sr. Notes 144A (a)
      8.25% due 02/01/11 ...................................       430       459
   Lamar Media Corp. - Sr. Notes 144A (a)
      7.25% due 01/01/13 ...................................        45        48
   Lamar Media Corp. - Sr. Sub Notes
      7.25% due 01/01/13 ...................................       150       160
   Lin Television Corp. - Sr. Sub. Notes 144A (a)
      6.5% due 05/15/13 ....................................       410       411
   Lodgenet Entertainment Corp. - Sr. Sub Notes
      9.5% due 06/15/13 ....................................        55        57
   Mediacom Broadband LLC - Sr. Notes
      11.0% due 07/15/13 ...................................       275       308
   Mediacom LLC - Sr. Notes
      9.5% due 01/15/13 ....................................       305       325
   Quebecor Media, Inc. - Sr. Notes
      11.125% due 07/15/11 .................................       865       995
   Radio One, Inc. - Sr. Sub. Notes
      8.875% due 07/01/11 ..................................       400       441
   Rogers Cable, Inc. - 144A (a)
      6.25% due 06/15/13 ...................................       100       100
   Shaw Communications, Inc.
      7.25% due 04/06/11 ...................................        15        16
   Shaw Communications, Inc. - Sr. Notes
      8.25% due 04/11/10 ...................................        30        32
   Sinclair Broadcast Group, Inc. - Sr. Sub. Notes
      8.0% due 03/15/12 ....................................        65        70
      8.75% due 12/15/11 ...................................       135       149
   Sinclair Broadcast Group, Inc. - Sr. Sub. Notes
      144A(a)
      8.0% due 03/15/12 ....................................        40        43
   Vivendi Universal SA - Sr. Notes 144A (a)
      9.25% due 04/15/10 ...................................       640       742
                                                                         -------
                                                                          10,098
Metals & Mining - 3.6%
   AK Steel Corp.
      7.875% due 02/15/09 ..................................       605       520
   Century Aluminum Co.
      11.75% due 04/15/08 ..................................       530       535
   Compass Minerals Group, Inc. - Sr. Sub. Notes
      10.0% due 08/15/11 ...................................       275       308
   Newfield Exploration Co. - Sr. Sub. Notes
      8.375% due 08/15/12 ..................................       215       243
   Oregon Steel Mills, Inc. - Notes
      10.0% due 07/15/09 ...................................   $   160   $   146
   Steel Dynamics, Inc. - Sr. Notes
      9.5% due 03/15/09 ....................................        45        47
   Texas Industries, Inc. - Sr. Notes 144A (a)
      10.25% due 06/15/11 ..................................       195       203
   United States Steel Corp. - Sr. Notes
      10.75% due 08/01/08 ..................................       970     1,024
                                                                         -------
                                                                           3,026
Multi-Utilities - 1.1%
   Centerpoint Energy Resources Corp. - Sr. Notes
      144A (a)
      7.875% due 04/01/13 ..................................       390       448
   Qwest Corp. - Notes 144A (a)
      8.875% due 03/15/12 ..................................       390       435
                                                                         -------
                                                                             883
Multiline Retail - 0.8%
   Dillard's, Inc. - Notes
      7.13% due 08/01/18 ...................................        35        31
   J.C. Penney Co., Inc.
      7.6% due 04/01/07 ....................................        50        52
   J.C. Penney Co., Inc. - Notes
      7.375% due 08/15/08 ..................................       320       331
      8.0% due 03/01/10 ....................................       225       237
                                                                         -------
                                                                             651
Office Electronics - 1.2%
   Xerox Corp. - Sr. Notes
      7.125% due 06/15/10 ..................................       285       287
   Xerox Corp. - Sr. Notes 144A (a)
      9.75% due 01/15/09 ...................................       645       724
                                                                         -------
                                                                           1,011
Oil & Gas - 4.4%
   Chesapeake Energy Corp. - Sr. Notes
      8.125% due 04/01/11 ..................................       330       355
   Clark Refining & Marketing, Inc. - Sr. Notes
      8.375% due 11/15/07 ..................................       240       244
   Forest Oil Corp. - Sr. Notes
      8.0% due 06/15/08 ....................................       237       251
      8.0% due 12/15/11 ....................................        95       103
   Frontier Oil Corp. - Sr. Notes
      11.75% due 11/15/09 ..................................        40        44
   Key Energy Services, Inc. - Sr. Notes
      6.375% due 05/01/13 ..................................        50        51
   Parker Drilling Co. - Sr. Notes - Ser. D
      9.75% due 11/15/06 ...................................       195       200
   Peabody Energy Corp. - Sr. Notes 144A (a)
      6.875% due 03/15/13 ..................................       235       247
   Pioneer Natural Resources Co.
      9.625% due 04/01/10 ..................................       480       588

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
------------------------------------------------------------   -------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Oil & Gas - Continued
   Premcor Refining Group, Inc. - Sr. Notes
      9.5% due 02/01/13 ....................................   $  240    $   265
   Pride International, Inc. - Sr. Notes
      9.375% due 05/01/07 ..................................      285        294
      10.0% due 06/01/09 ...................................      475        518
   Tesoro Petroleum Corp. - Sr. Sec. Notes
      144A (a)
      8.0% due 04/15/08 ....................................      160        165
   Tesoro Petroleum Corp. - Sr. Sub. Notes
      9.625% due 11/01/08 ..................................      270        251
   Westport Resources Corp. - Sr. Notes 144A (a)
      8.25% due 11/01/11 ...................................       10         11
   Westport Resources Corp. - Sr. Sub Notes
      8.25% due 11/01/11 ...................................       70         76
   XTO Energy, Inc. - Sr. Notes 144A (a)
      6.25% due 04/15/13 ...................................       20         21
                                                                         -------
                                                                           3,684
Paper & Forest Products - 4.9%
   Abitibi-Consolidated, Inc.
      8.55% due 08/01/10 ...................................      515        586
   Caraustar Industries, Inc. - Sr. Sub. Notes
      9.875% due 04/01/11 ..................................      605        647
   Georgia Pacific Corp. - Bonds
      8.125% due 05/15/11 ..................................      390        402
   Georgia Pacific Corp. - Sr. Notes 144A (a)
      8.875% due 02/01/10 ..................................      220        238
      9.375% due 02/01/13 ..................................      325        358
   Jefferson Smurfit Corp. - Sr. Notes
      8.25% due 10/01/12 ...................................      115        124
   Longview Fibre Co. - Sr. Sub. Notes
      10.0% due 01/15/09 ...................................      245        270
   Pacifica Papers, Inc. - Sr. Notes
      10.0% due 03/15/09 ...................................      335        357
   Scotts Co. - Sr. Sub. Notes
      8.625% due 01/15/09 ..................................      350        374
   Tembec Indiana , Inc. - Sr. Notes
      8.5% due 02/01/11 ....................................      660        653
   Tembec Industries, Inc. - Sr. Notes
      7.75% due 03/15/12 ...................................      150        144
                                                                         -------
                                                                           4,153
Personal Products - 1.1%
   Johnson Diversey, Inc. -Sr. Sub. Notes Ser. B
      9.625% due 05/15/12 ..................................      125        139
   Playtex Products, Inc. - Sr. Sub. Notes
      9.375% due 06/01/11 ..................................      805        805
                                                                         -------
                                                                             944
Real Estate Investment Trust - 0.7%
   D.R. Horton, Inc. - Sr. Notes
      6.875% due 05/01/13 ..................................      180        191
      7.875% due 08/15/11 ..................................       45         50
   FelCor Lodging, Ltd. - Sr. Notes
      8.5% due 06/01/11 ....................................   $  225    $   227
   Host Marriott LP - Sr. Notes Ser. I
      9.5% due 01/15/07 ....................................       90         97
                                                                         -------
                                                                             565
Road & Rail - 0.5%
   Kansas City Southern Railway Co.
      9.5% due 10/01/08 ....................................      340        380
   Kansas City Southern Railway Co. - Sr. Notes
      7.5% due 06/15/09 ....................................       25         26
                                                                         -------
                                                                             406
Semiconductor Equipment & Products - 1.8%
   Amkor Technologies, Inc.
      9.25% due 02/15/08 ...................................      410        424
   Amkor Technology, Inc. - Sr. Notes 144A (a)
      7.75% due 05/15/13 ...................................      345        324
   Fairchild Semiconductor Corp.
      10.375% due 10/01/07 .................................       35         37
   Fairchild Semiconductor Corp. - Sr. Sub. Notes
      10.5% due 02/01/09 ...................................      660        736
                                                                         -------
                                                                           1,521
Specialty Retail - 1.1%
   Gap, Inc. - Notes
      10.55% due 12/15/08 ..................................      760        923

Textiles & Apparel - 0.0%
   Oxford Industries, Inc. - Sr. Notes 144A (a)
      8.875% due 06/01/11 ..................................       25         26

Water Utilities - 0.1%
   National Waterworks, Inc. - Sr. Sub Notes -
      Ser. B
      10.5% due 12/01/12 ...................................       35         39

Wireless Telecommunications Services - 1.3%
   Rogers Wireless, Inc. - Sr. Sec. Notes
      9.625% due 05/01/11 ..................................      980      1,122
                                                                         -------
                                TOTAL PUBLICLY-TRADED BONDS-     97.3%    81,894
                        Cash and Receivables, less payables-      2.7%     2,296
                                                               ------    -------
                                                 NET ASSETS-    100.0%   $84,190
                                                               ======    =======

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, securities aggregated $11,660 or 13.8% of net assets of the Portfolio.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                                 Par      Market
                       Name of Issuer                           Value     Value
-----------------------------------------------------------   --------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS

Australia - 0.4%
   Commonwealth of Australia -
      Bonds (FG)
      7.5% due 07/15/05 ...................................   $    500   $   356

Canada - 2.1%
   Government of Canada (FG)
      5.5% due 06/01/10 ...................................      2,190     1,742
   Government of Canada - Bonds (FG)
      7.0% due 12/01/06 ...................................        125       103
   Government of Canada (FG)
      7.25% due 06/01/07 ..................................        250       209
   Province of British Columbia -
      Debs. (FG)
      6.35% due 06/18/31 ..................................        125       103
                                                                         -------
                                                                           2,157
Denmark - 2.8%
   NY Kredit (AC)
      5.0% due 10/01/35 ...................................      6,727     1,020
   RealKredit Danmark - Notes (JP)
      5.0% due 10/01/35 ...................................     11,899     1,803
                                                                         -------
                                                                           2,823
Finland - 2.6%
   Republic of Finland - Bonds (FG)
      5.75% due 02/23/11 ..................................      2,030     2,676

France - 12.2%
   Government of France - Bonds (FG)
      5.25% due 04/25/08 ..................................      6,580     8,325
   Republic of France (FG)
      5.0% due 10/25/11 ...................................      3,220     4,065
                                                                         -------
                                                                          12,390
Germany - 17.8%
   Bayer Hypo Vereins - Bonds (JP)
      6.0% due 02/14/14 ...................................        450       528
   Federal Republic of Germany (FG)
      4.5% due 07/04/09 ...................................      4,700     5,778
      5.25% due 01/04/11 ..................................      6,750     8,639
      6.0% due 07/04/07 ...................................        850     1,094
      6.25% due 01/04/30 ..................................      1,250     1,762
   Kredit Fuer Wiederaufbau (JP)
      5.0% due 07/04/11 ...................................        250       315
                                                                         -------
                                                                          18,116
Greece - 0.4%
   Hellenic Republic - Bonds (FG)
      8.8% due 06/19/07 ...................................        293       416

Japan - 9.3%
   Government of Japan - Bonds (FG)
      0.5% due 09/20/06 ...................................     80,000       674
      0.9% due 12/22/08 ...................................    620,000     5,308
      1.1% due 03/21/11 ...................................     35,000       302
      1.8% due 03/22/10 ...................................   $350,000   $ 3,161
                                                                         -------
                                                                           9,445
Luxembourg - 2.9%
   KFW International Finance, Inc. (FB)
      1.75% due 03/23/10 ..................................    330,000     2,978

Netherlands - 1.8%
   Government of Netherlands (FG)
      5.5% due 01/15/28 ...................................      1,420     1,828

New Zealand - 0.3%
   Government of New Zealand - Bonds (FG)
      8.0% due 11/15/06 ...................................        500       321

Norway - 1.7%
   Kingdom of Norway (FG)
      6.0% due 05/16/11 ...................................     11,100     1,679

Spain - 2.7%
   Kingdom of Spain (FG)
      6.15% due 01/31/13 ..................................      2,000     2,729

Supra National - 13.3%
   Allied Irish Banks plc (JP)
      7.5% due 12/29/49 ...................................        500       676
   Arena Brands Co. (JG)
      6.1% due 11/15/62 ...................................        500       639
   AT&T Corp. - 144A (a) (J1)
      6.0% due 11/21/06 ...................................        250       305
   Bank of America (JP)
      3.625% due 03/03/08 .................................        250       291
   Bank of Ireland (JP)
      6.45% due 02/10/10 ..................................      1,000     1,326
   BAT International Finance (FB)
      4.875% due 02/25/09 .................................        600       701
   BNP Paribas (JP)
      5.25% due 01/23/14 ..................................        125       154
   Daimler Chrysler International Finance
      Co. (AL)
      6.125% due 03/21/06 .................................        850     1,045
   Deutsche Telekom International Finance
      (FB)
      7.5% due 05/29/07 ...................................        125       163
   Deutsche Telekom International Finance
      BV (FB)
      8.125% due 05/29/12 .................................        540       764
   E On International Finance (FB)
      5.75% due 05/29/09 ..................................        710       907
   European Investment Bank - Notes (JP)
      3.0% due 09/20/06 ...................................     90,000       819
   Federal National Mortgage Assoc. -
      Bonds (FD)
      2.125% due 10/09/07 .................................    100,000       897

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                                 Par      Market
                      Name of Issuer                            Value     Value
-----------------------------------------------------------   --------   -------
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Supra National - Continued
   Fixed Link Finance BV (JQ)
      6.3% due 08/28/25 ...................................   $    250   $   413
   France Telecom (J1)
      8.25% due 03/14/08 ..................................        250       332
      9.0% due 03/14/11 ...................................        280       548
   GIE Psa Tresorerie - Bonds (BO)
      5.875% due 09/27/11 .................................        250       318
   International Bank of Reconstruction &
   Development - Notes (JP)
      2.0% due 02/18/08 ...................................     80,000       718
   International-American Development
   Bank - Bonds (JP)
      1.9% due 07/08/09 ...................................    100,000       904
   Kingdom of Spain - Notes (FG)
      3.1% due 09/20/06 ...................................    120,000     1,094
   NGG Finance plc (FB)
      6.125% due 08/23/11 .................................        250       320
   RWE Finance BV (FB)
      6.125% due 10/26/12 .................................        125       162
                                                                         -------
                                                                          13,496
Sweden - 3.4%
   Spintab - Bonds (BO)
      6.0% due 04/20/09 ...................................      5,000       687
   Swedish Government (FG)
      5.0% due 01/28/09 ...................................     21,200     2,815
                                                                         -------
                                                                           3,502
United Kingdom - 5.1%
   Aegon NV - Notes (JR)
      6.125% due 12/15/31 .................................        210       357
   Imperial Tobacco Finance plc (JI)
      6.375% due 09/27/06 .................................        510       639
   MMO2 (JQ)
      6.375% due 01/25/07 .................................        780       968
   National Grid Group Finance (FB)
      5.25% due 08/23/06 ..................................        410       500
   Royal Bank of Scotland (JP)
      4.875% due 03/26/09 .................................        125       153
   Standard Chartered Bank (JP)
      5.375% due 05/06/09 .................................        500       617
   U.K. Treasury - Bonds (FG)
      6.0% due 12/07/28 ...................................         50       101
   U.K. Treasury (FG)
      7.25% due 12/07/07 ..................................        385       726
      8.0% due 12/07/15 ...................................        250       559
      8.0% due 06/07/21 ...................................        125       296
   United Kingdom Treasury Stock (FG)
      5.0% due 03/07/12 ...................................        150       263
                                                                         -------
                                                                           5,179
United States - 19.1%
   American Tower Corp. - Sr. Notes (JW)
      9.375% due 02/01/09 .................................        225       227
   Bank Americorp - Sr. Notes (JP)
      4.875% due 09/15/12 .................................   $    400   $   422
   Cingular Wireless LLC - 144A (a) (J2)
      6.5% due 12/15/11 ...................................        125       144
   Clear Channel Communications, Inc. (JA)
      7.65% due 09/15/10 ..................................        125       150
   Crown Castle International Corp. - Sr. Notes (J1)
      10.75% due 08/01/11 .................................         75        82
   Delhaize America, Inc. - Notes (JF)
      8.125% due 04/15/11 .................................         35        38
   Deutsche Telekom International (JW)
      8.5% due 06/15/10 ...................................         75        92
   Dominion Resources, Inc. - Sr. Notes Ser. B (EU)
      4.125% due 02/15/08 .................................        250       262
   Federal National Mortgage Assoc. - Notes (FD)
      5.125% due 02/13/04 .................................        500       512
      6.0% due 05/15/08 ...................................        900     1,039
   France Telecom SA - Notes (J1)
      9.25% due 03/01/11 ..................................         50        63
   General Motors Acceptance Corp. -
   Notes (AL)
      6.875% due 09/15/11 .................................      1,025     1,028
   Household Financial Corp. - Notes (FB)
      6.4% due 06/17/08 ...................................        250       285
   Kellogg Co. - Notes Ser. B (JH)
      6.6% due 04/01/11 ...................................        500       586
   Liberty Media Corp. - Bonds (JA)
      7.875% due 07/15/09 .................................         75        88
   Metlife, Inc. - Debs. (JR)
      3.911% due 05/15/05 .................................        190       198
   News America, Inc. - Sr. Notes (JA)
      6.75% due 01/09/38 ..................................        125       139
   NiSource Finance Corp. - Sr. Notes (FB)
      6.15% due 03/01/13 ..................................         80        86
   Pogo Producing Co. - Sr. Sub. Notes (BB)
      10.375% due 02/15/09 ................................         50        55
   Pulte Homes, Inc. - Sr. Notes (BW)
      6.25% due 02/15/13 ..................................        100       111
      8.125% due 03/01/11 .................................         25        31
   Six Flags, Inc. - Sr. Notes (BZ)
      9.5% due 02/01/09 ...................................        100        98
   SLM Corp. (JQ)
      5.0% due 04/15/15 ...................................        375       387
   Solectron Corp. - Sr. Notes (JY)
      9.625% due 02/15/09 .................................         50        54
   Sprint Capital Corp. - Notes (J1)
      8.375% due 03/15/12 .................................        100       120
   Telstra, Ltd. - Notes (J1)
      6.375% due 04/01/12 .................................        125       144

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2003
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                                Par      Market
                      Name of Issuer                           Value      Value
-----------------------------------------------------------   -------   --------
                                                              (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

United States - Continued
   U.S. Treasury - Notes (TN)
      3.25% due 05/31/04 ..................................    $3,125   $  3,188
      3.625% due 01/15/08 .................................     1,402      1,573
      5.75% due 08/15/10 ..................................       900      1,053
      6.25% due 02/15/07 ..................................       675        776
      6.5% due 02/15/10 ...................................       350        425
   U.S. Treasury - Bonds (TB)
      5.25% due 02/15/29 ..................................       625        681
      6.375% due 08/15/27 .................................       600        752
      7.25% due 05/15/16 ..................................     1,250      1,662
      7.875% due 02/15/21 .................................       450        642
      8.875% due 08/15/17 .................................       900      1,362
   Univision Communications, Inc. - Sr. Notes (JA)
      7.85% due 07/15/11 ..................................       100        118
   Viacom, Inc. - Sr. Notes (JA)
      6.625% due 05/15/11 .................................       250        295
   Washington Mutual, Inc. (JQ)
      5.625% due 01/15/07 .................................       125        138
   Wells Fargo & Co. - Notes (JQ)
      3.5% due 04/04/08 ...................................       250        258
   Young Broadcasting, Inc. - Sr. Sub. Notes (JA)
      10.0% due 03/01/11 ..................................        34         37
                                                                        --------
                                                                          19,401
                                                                        --------
                                      TOTAL PUBLICLY-TRADED
                                                     BONDS-      97.9%    99,492

INVESTMENT COMPANIES HELD
AS COLLATERAL ON LOANED
SECURITIES - 0.0%
   State Street Navigator Securities
      Lending Portfolio ...................................        74         74

SHORT-TERM INVESTMENTS - 0.6%
      Investment in joint trading account
         (Note B)
      1.181% due 07/01/03 .................................       617        617
                                                               ------   --------
                                         TOTAL INVESTMENTS-      98.5%   100,183
                       Cash and Receivables, less payables-       1.5%     1,494
                                                               ------   --------
                                                NET ASSETS-     100.0%  $101,677
                                                               ======   ========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, securities aggregated $349 or .3% of net assets of the Portfolio.

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                                        % of
                                              Industry      Market    Long-Term
                 Industry                   Abbreviation     Value   Investments
-----------------------------------------   ------------   -------   -----------
                                                            (000s)
Foreign Governmental ....................        FG        $57,123       57.4%
Banks ...................................        JP          8,727        8.8%
U.S. Treasury Notes .....................        TN          7,015        7.1%
Finance .................................        FB          6,867        6.9%
U.S. Treasury Bonds .....................        TB          5,099        5.1%
U.S. Government Agencies ................        FD          2,448        2.5%
Diversified Financials ..................        JQ          2,164        2.2%
Auto Loan ...............................        AL          2,074        2.1%
Diversified Telecommunication
   Services .............................        J1          1,594        1.6%
Credit Card .............................        AC          1,019        1.0%
Commercial Services & Supplies ..........        BO          1,006        1.0%
Media ...................................        JA            827        0.8%
Tobacco .................................        JI            639        0.6%
Beverages ...............................        JG            639        0.6%
Food Products ...........................        JH            586        0.6%
Insurance ...............................        JR            554        0.6%
Communications Equipment ................        JW            319        0.3%
Electric/Gas ............................        EU            262        0.3%
Wireless Telecommunications
   Services .............................        J2            144        0.1%
Construction & Engineering ..............        BW            111        0.1%
Hotels Restaurants & Leisure ............        BZ             98        0.1%
Oil & Gas ...............................        BB             54        0.1%
Electronic Equipment &
   Instruments ..........................        JY             54        0.1%
Food & Drug Retailing ...................        JF             38        0.0%
Household Durables ......................        BW             31        0.0%
                                                           -------      -----
                                                           $99,492      100.0%
                                                           =======      =====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE A--ORGANIZATION

     The John Hancock Variable Series Trust I (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust. The Trust consists of thirty funds: Large Cap Growth, Fundamental Growth, Active Bond, Emerging Markets Equity, Financial Industries, International Equity Index, Small Cap Growth, Health Sciences, Overseas Equity (formerly Global Balanced), Earnings Growth (formerly Multi Cap Growth), Mid Cap Value, Large Cap Value, Large Cap Value CORE, Fundamental Value, Money Market, Small/Mid Cap Growth, Bond Index, Large Cap Aggressive Growth, Small/ Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Total Return Bond, Short-Term Bond, Small Cap Emerging Growth (formerly Small Cap Equity), International Opportunities, Equity Index, High Yield Bond and Global Bond Funds (collectively, "the Funds"). The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Insurance Account UV ("JHVLIAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM1 ("PPM1"), and to John Hancock Variable Life Account PPM2 ("PPM2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: For the Large Cap Growth, Fundamental Growth, Emerging Markets Equity, Financial Industries, Small Cap Growth, Health Sciences, Earnings Growth, Mid Cap Value, Large Cap Value, Large Cap Value CORE, Fundamental Value, Small/Mid Cap Growth, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Small Cap Earnings Growth, and Equity Index Funds: Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     For the Active Bond, Bond Index, Managed, Total Return Bond, Short-Term Bond, High Yield Bond and Global Bond Funds: Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     For the Money Market Fund: The Board of Trustees has determined that the appropriate method for valuing Fund securities is amortized cost, so long as the average weighted maturity of money market instruments comprising the Fund does not exceed 90 days. Accordingly, Fund securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

     For each of the Funds, short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     For the International Equity Index, Overseas Equity and International Opportunities Funds: Investments in securities traded on national securities exchanges in the United States or on equivalent foreign exchanges are normally valued at the last quoted sales price on such exchanges as of the close of business on the date of which assets are valued. Securities traded in the over-the-counter market and securities traded with no sales on the day of valuation are normally valued at their last available bid price.
================================================================================

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

All Fund securities initially expressed in terms of foreign currencies have been translated into U.S. Dollars as described in "Currency Translation" below.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Funds, are valued at fair value as determined in good faith by the Board of Trustees. Investment security transactions are recorded on the date of purchase or sale.

     Repurchase agreements: The Funds may enter into repurchase agreements which are contracts under which a Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Funds' cost plus interest). A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint repurchase agreements: The Active Bond and Small Cap Growth Funds, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. ("Adviser"), an indirect wholly-owned subsidiary of John Hancock, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Funds' behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times. The Large Cap Value CORE and Small/Mid Cap CORE Funds, along with other registered investment companies having a management contract with Goldman Sachs Asset Management (GSAM), may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Funds' behalf. GSAM is responsible for ensuring that the agreement is fully collateralized at all times.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Funds to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2003 are as follows:

Name of Issuer                                        Market Value
---------------------------------------------------   ------------
Alpine Securitization Corp., 1.12%, due 03/07/07        $29,994
Barton Capital Corp., 1.07%, due 03/07/02                28,709
Blue Ridge Asset, 1.15%, due 03/07/07                    39,992
Danske Corp., 1.10%, due 03/07/02                        10,000
Ed & F Man Treasury Management, 1.00%, due 03/07/02      16,674
Ed & F Man Treasury Management, 1.10%, due 03/07/01      13,500
Ed & F Man Treasury Management, 1.10%, due 03/07/02       3,326
Eagle Funding Capital Corp., 1.14%, due 03/07/03         19,999
Eagle Funding Capital Corp., 1.05%, due 03/07/01          5,025
Eagle Funding Capital Corp., 1.00%, due 03/07/01          6,324
Eagle Funding Capital Corp., 0.98%, due 03/07/02         18,649

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Name of Issuer                                          Market Value
-----------------------------------------------------   ------------
Gemini Securitization Corp., 1.35%, due 03/07/01          $ 31,258
Greenwich Funding Corp., 1.35%, due 03/07/01                44,000
Morgan J.P. Chase., 1.05%, due 03/07/01                     45,000
National Australia Bank, 1.312%, due 03/07/01               38,412
National Australia Funding, Inc., 1.10%, due 03/07/03        7,015
Old Line Funding Corp., 1.10%, due 03/07/02                 11,244
Paccar Financial Corp., 1.10%, due 03/07/03                 10,117
Receivables Capital Corp., 1.20%, due 03/07/03              17,527
UBS Finance Inc., 1.32%, due 03/07/01                       11,075
                                                          --------
   Joint Trading Account Totals                           $407,840
                                                          ========

     Currency translation: All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

     Discount and premium on debt securities: The Funds accrete discount and amortize premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a Fund are allocated on the basis of relative net assets.

     Bank borrowings: The Funds (except for Money Market and International Equity Index Funds) are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds (excluding Equity Index) have entered into syndicated line of credit agreements with State Street Bank and Trust Company ("SSBT"), the Trust's record keeper and custodian and the Bank of New York. These agreements enable the Funds to participate in an unsecured line of credit, which permits borrowings up to $125 and $75 million, respectively. Equity Index has entered into a syndicated line of credit with Fleet Bank. This agreement enables the Equity Index Fund to participate in an unsecured line of credit, which permits borrowings up to $10 million. Interest is charged to each Fund, based on its borrowing. In addition, a commitment fee is charged to each Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds. Interest expense paid under the line of credit is included under the caption "Other fees" in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

The following funds had borrowings under the line of credit during the period ended June 30, 2003:

                                Average Daily Loan Balance
                                During the Period for which   Weighted Average
Fund                              Loans were Outstanding       Interest Rate     Interest Expense
-----------------------------   ---------------------------   ----------------   ----------------
Fundamental Growth                     $  119                       1.80%             $--
Emerging Markets Equity                    69                       1.75               --
Health Sciences                           387                       1.76               --
Overseas Equity                           208                       1.82               --
Large Cap Value CORE                       89                       1.78               --
Fundamental Value                         838                       1.75               --
Small/Mid Cap Growth                    1,943                       1.75               --
Large Cap Aggressive Growth                90                       1.84               --
Small/Mid Cap CORE                        328                       1.77               --
Small Cap Emerging Growth                 540                       1.75               --
International Opportunities               607                       1.70                1
High Yield Bond                           222                       1.63               --
Global Bond                                32                       1.75               --

     Securities lending: Certain Funds (Large Cap Growth, Fundamental Growth, Active Bond, Emerging Markets Equity, Financial Industries, International
Equity Index, Small Cap Growth, Health Sciences, Overseas Equity, Earnings Growth, Mid Cap Value, Large Cap Value, Large Cap Value Core, Fundamental Value, Small/Mid Cap Growth, Bond Index, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Total Return Bond, Short-Term Bond, Small Cap Emerging Growth, International Opportunities, High Yield Bond and Global Bond Funds) have entered into an agreement with SSBT to lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. These loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, these Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2003, the market value of the securities loaned and the market value of the collateral were as follows:

Fund                          Value of Securities Loaned   Value of Collateral
--------------------------    --------------------------   -------------------
Large Cap Growth                       $17,545                  $18,064
Fundamental Growth                         181                      187
International Equity Index              25,677                   27,069
Small Cap Growth                        28,123                   29,041
Large Cap Value                          6,226                    6,431
Fundamental Value                        4,748                    4,850
Small/Mid Cap Growth                    35,165                   36,245
Bond Index                               8,338                    8,488
Large Cap Aggressive Growth                447                      453
Small/Mid Cap CORE                      15,168                   15,638
Small Cap Value                         27,395                   28,156

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Fund                          Value of Securities Loaned     Value of Collateral
---------------------------   --------------------------     -------------------
Growth & Income                         $27,868                   $28,498
Managed                                  89,655                    91,886
Short-Term Bond                          10,039                    10,260
Small Cap Emerging Growth                15,092                    15,507
International Opportunities              17,670                    18,716
Global Bond                                  73                        74

     Financial futures contracts: The Large Cap Growth, Active Bond, Emerging Markets Equity, International Equity Index, Small Cap Growth, Health Sciences, Overseas Equity, Earnings Growth, Large Cap Value CORE, Fundamental Value, Small/Mid Cap Growth, Small Cap Value, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Equity Index, High Yield Bond and Global Bond Funds may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Funds as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risk of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2003, open financial futures contracts were as follows:

                                  Open                                   Unrealized
Fund                           Contracts   Position   Expiration Month   Gain (loss)
----------------------------   ---------   --------   ----------------   -----------
INTERNATIONAL EQUITY INDEX
CAC 40 10 Euro Index Futures       20        Long       September 03         $ (7)
DAX Index Futures                   8        Long       September 03           (6)
Nikkei 225 Index Futures           27        Long       September 03           12
FTSE 100 Index Futures             17        Long       September 03          (46)
                                                                             ----
                                                                             $(47)
                                                                             ====
LARGE CAP VALUE CORE
Emini S&P 500 Index Futures        12        Long       September 03         $ (9)
                                                                             ====
FUNDAMENTAL VALUE
S&P 500 Index Futures               5        Long       September 03         $(28)
                                                                             ====
SMALL/MID CAP CORE
Russell 2000 Mini Futures          43        Long       September 03         $(16)
                                                                             ====
GROWTH & INCOME
S&P 500 Index Futures              14        Long       September 03         $(35)
                                                                             ====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                          Open                                    Unrealized
Fund                    Contracts   Position   Expiration Month   Gain (loss)
---------------------   ---------   --------   ----------------   -----------
EQUITY INDEX
S&P 500 Index Futures      72         Long       September 03        $(131)
                                                                     =====

     At June 30, 2003, the International Equity Index, Large Cap Value CORE, Fundamental Value, Small/Mid Cap CORE, Growth & Income and Equity Index had deposited $475, $40, $140, $103, $34 and $1,245, respectively, in segregated accounts to cover initial margin requirements on open financial futures contracts.

     Forward foreign currency contracts: The Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage Funds' currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds' investments against currency fluctuations. Neither type of forward foreign currency transaction will eliminate fluctuations in the prices of the Funds' securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

     As of June 30, 2003 the Emerging Markets Equity, International Equity Index, Overseas Equity and Global Bond Funds had open forward foreign currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:

                              Principal Amount                        Unrealized
Fund                         Covered by Contract   Expiration Month   Gain (Loss)
--------------------------   -------------------   ----------------   -----------
INTERNATIONAL EQUITY INDEX

Currency Purchased
Euro                                  776            September 03        $(16)
Euro                                  720            September 03           4
Pound Sterling                      1,179            September 03         (13)
Japanese Yen                        1,219            September 03         (19)
                                                                         ----
                                                                         $(44)
                                                                         ====
EMERGING MARKETS EQUITY

Currency Purchased
Indonesian Rupiah                      28                 July 03        $ --
Polish Zloty                           69                 July 03          --
South African Rand                    188                 July 03           1
                                                                         ----
                                                                         $  1
                                                                         ====
Currency Sold
Hungarian Forint                       79                 July 03        $ --
Indonesian Rupiah                      12                 July 03          --
                                                                         ----
                                                                         $ --
                                                                         ====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

                        Principal Amount                       Unrealized
Fund                  Covered by Contract   Expiration Month   Gain (Loss)
-------------------   -------------------   ----------------   -----------
OVERSEAS EQUITY

Currency Purchased
Euro                           328                 July 03        $  17
Euro                           241            September 03           17
Euro                            51              October 03            4
Japanese Yen                   244            September 03           (5)
Japanese Yen                    21                 July 03           --
Hong Kong Dollar                50              October 03            1
Swiss Franc                     19                 July 03           --
                                                                  -----
                                                                  $  39
                                                                  =====
Currency Sold
Euro                           326                 July 03        $ (19)
Euro                           244            September 03           (1)
Euro                            50              October 03           --
Japanese Yen                   135            September 03            2
Japanese Yen                   241            September 03            2
Hong Kong Dollar                51              October 03            1
                                                                  -----
                                                                  $ (15)
                                                                  =====
GLOBAL BOND

Currency Purchased
Japanese Yen                 4,488                 July 03        $(136)
Japanese Yen                   681               August 03          (12)
Japanese Yen                 1,697            September 03          (16)
                                                                  -----
                                                                  $(164)
                                                                  =====
Currency Sold
Euro                         4,488                 July 03        $ (18)
Euro                         2,764                 July 03            5
Euro                         1,025                 July 03            2
Euro                         1,697            September 03           32
Euro                           645            September 03           14
Euro                         1,113            September 03            3
                                                                  -----
                                                                  $  38
                                                                  =====

     Federal income taxes: Each of the Funds intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2002, the Funds had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: Large Cap Growth had $195,795 and $126,043, which expire in 2009 and 2010 respectively; Fundamental Growth had $633, $3,441, $20,263 and $9,747, which expire in 2007, 2008, 2009 and 2010 respectively; Active Bond had $7,378 and $14,370, which expire in 2007 and 2008, respectively;

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Emerging Markets Equity had $13,587 and $3,211, which expire in 2009 and 2010, respectively; International Equity Index had $6,989 and $7,680, which expire in 2009 and 2010, respectively; Small Cap Growth had $2,089, $8,256, $2,042, $43,738 and $35,469, which expire in 2007, 2008, 2008, 2009 and 2010, respectively; Health Sciences had $184 and $3,104, which expire in 2009 and 2010, respectively; Overseas Equity had $478 and $2,241, which expire in 2009 and 2010, respectively; Earnings Growth had $207,299 and $105,946, which expire in 2009 and 2010, respectively; Large Cap Value CORE had $491 and $5,514, which expire in 2009 and 2010 respectively; Fundamental Value had $406 and $18,317, which expire in 2009 and 2010, respectively; Money Market had $4 and $78, which expire in 2007 and 2008, respectively; Small/Mid Cap Growth had $663 and $4,483, which expire in 2009 and 2010, respectively; Large Cap Aggressive Growth had $6,402 and $9,628, which expire in 2009 and 2010, respectively; Small/Mid Cap CORE had $2,629, which expires in 2010; Growth & Income had $1,307, $12,242, $472,612 and $228,422, which expire in 2007, 2008, 2009 and 2010, respectively;
Managed had $2,000, $90,271 and $87,460, which expire in 2008, 2009 and 2010, respectively; Short-Term Bond had $624 and $679, which expire in 2007, and 2008, respectively; Small Cap Emerging Growth had $11,459 and $2,742, which expire in 2009 and 2010, respectively; International Opportunities had $266, $2,071, $2,540, $9,656 and $12,511, which expire in 2006, 2007, 2008, 2009 and 2010, respectively; Equity Index had $3,209 and $15,841, which expire in 2009 and 2010, respectively; High Yield Bond had $276, $513, $2,223 and $8,179, which expire in 2007, 2008, 2009 and 2010, respectively; and Global Bond had $634, $2,108 and $1, which expire in 2007, 2008 and 2010, respectively.

     Included in the above, certain losses from the International Opportunities Fund, Fundamental Growth Fund, Growth & Income Fund, Small Cap Growth Fund and Managed Fund may be subject to certain limitations imposed by Sections 382-384 of the Internal Revenue Code.

     In addition, from the period November 1, 2002 through December 31, 2002, the following portfolios incurred approximate net realized capital losses as follows: Large Cap Growth had $10,397; Fundamental Growth had $991, Emerging Markets Equity had $414, Health Sciences had $227; Overseas Equity had $390; Earnings Growth had $2,979; Large Cap Value had $777; Large Cap Value CORE had $1,149; Fundamental Value had $2,110; Small/Mid Cap Growth had $2,434; Large Cap Aggressive Growth had $760; Small/Mid Cap CORE had $972; Real Estate Equity had $538; Growth & Income had $31,184; Managed had $10,321; Small Cap Emerging Growth had $3,387; International Opportunities had $5,469; Equity Index had $1,808; and High Yield Bond had $5,203.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Large Cap Growth, Emerging Markets Equity, International Equity Index, Health Sciences, Overseas Equity, Earnings Growth, Large Cap Value, Large Cap Value CORE, Fundamental Value, Large Cap Aggressive Growth, Real Estate, Growth & Income, Managed, Small Cap Emerging Growth, International Opportunities, Equity Index, and Global Bond Funds are shown net of foreign taxes withheld of $16, $75, $270, $11, $20, $1, $28, $1, $13, $2, $18, $201,
$196, $1, $203, $21 and $11 respectively. Realized gains and losses from security transactions are determined on the basis of identified cost.

     A dividend of its net investment income will be declared and distributed daily by the Money Market Fund. Dividends of net investment income, if any, will be declared and distributed monthly by all other Funds. Each Fund will distribute all of its net realized capital gains annually.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     On May 1, 2001, the stable Net Asset Value of the Money Market portfolio changed from $10 to $1 due to a 10 for 1 stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the change in the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 5, 2003 the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rates:

          For the Large Cap Growth Fund, 0.80% on an annual basis of the first $500,000 of the net assets of the Fund; 0.75% for net assets between $500,000 and $1,000,000; and 0.70% for net assets in excess of $1,000,000
     (prior to 10/05/2002 the rates were 0.40%, 0.35% and 0.30%, respectively);

          For the Fundamental Growth Fund, 0.90% on an annual basis of the first $250,000 of the Fund's net assets; and 0.85% for net assets in excess of $250,000;

          For the Active Bond Fund, 0.70% on an annual basis of the first $100,000 of the net assets of the Fund; 0.65% for net assets between $100,000 and $250,000; 0.61% for net assets between $250,000 and $500,000;
     0.58% for net assets between $500,000 and $1,000,000; and 0.55% for net assets in excess of $1,000,000;

          For the Emerging Markets Equity Fund, 1.65% on an annual basis of the first $10,000 of the Fund's net assets; 1.45% for net assets between $10,000 and $150,000; and 1.35% for net assets in excess of $150,000;

          For the Financial Industries Fund, 0.80% on an annual basis of the Fund's net assets;

          For the International Equity Index Fund, 0.18% on an annual basis of the first $100,000 of the Fund's net assets; 0.15% for net assets between $100,000 and $200,000; and 0.11% for net assets in excess of $200,000;

          For the Small Cap Growth Fund, 1.05% on an annual basis of the Fund's net assets;

          For the Health Sciences Fund, 1.00% on an annual basis of the first $250,000 of the Fund's net assets; 0.95% of net assets in excess of $250,000;

          For the Overseas Equity Fund, 1.05% on an annual basis of the first $150,000 of the Fund's net assets; 0.95% for net assets between $150,000 and $300,000; 0.80% for net assets between $300,000 and $500,000; and 0.75%
     for net assets in excess of $500,000;

          For the Earnings Growth Fund, 1.00% on an annual basis of the first $100,000 of the Fund's net assets; and 0.90% on an annual basis for net assets in excess of $100,000;

          For the Mid Cap Value Fund, 1.10% on an annual basis of the first $50,000 of the Fund's net assets; 1.00% on an annual basis for net assets between $50,000 and $100,000; and 0.95% on an annual basis for net assets in excess of $100,000;

          For the Large Cap Value Fund, 0.75% on an annual basis of the Fund's net assets;

          For the Large Cap Value CORE Fund, 0.75% on an annual basis for the first $50,000 of the Fund's net assets; 0.65% for net assets between $50,000 and $200,000; and 0.60% in excess of $200,000;

          For the Fundamental Value Fund, 0.95% on an annual basis for the first $25,000 of the Fund's net assets; 0.85% for net assets between $25,000 and $50,000; 0.75% for net assets between $50,000 and $100,000; and 0.65% for net assets in excess of $100,000;

          For the Money Market Fund, 0.25% on an annual basis of the Fund's net assets;

          For the Small/Mid Cap Growth Fund, 1.00% on an annual basis of the first $50,000 of the Fund's net assets; 0.95% for net assets between $50,000 and $200,000; and 0.90% for net assets in excess of $200,000;

          For the Bond Index Fund, 0.15% on an annual basis of the first $100,000 of the Fund's net assets; 0.13% for net assets between $100,000 and $250,000; and 0.11% for net assets in excess of $250,000;

          For the Large Cap Aggressive Growth Fund, 1.00% on an annual basis for the first $10,000 of the Fund's net assets; 0.875% for net assets between $10,000 and $20,000; 0.75% for net assets in excess of $20,000;

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

          For the Small/Mid Cap CORE Fund, 1.05% on an annual basis of the first $100,000 of the Fund's net assets; and 1.00% for net assets in excess of $100,000 (prior to 10/05/2002 the rates were 0.80% and 0.70%, respectively);

          For the Small Cap Value Fund, 0.95% on an annual basis of the Fund's net assets;

          For the Real Estate Equity Fund, 1.10% on an annual basis of the first $50,000 of the Fund's net assets, 1.00% for net assets between $50,000 and $100,000; 0.90% for net assets between $100,000 and $200,000 and 0.80% for net assets in excess of $200,000;

          For the Growth & Income Fund, 0.71% on an annual basis of the first $150,000 of the Fund's net assets; 0.69% for net assets between $150,000 and $300,000; and 0.67% for net assets in excess of $300,000;

          For the Managed Fund, 0.74% on an annual basis of the first $500,000 of the Fund's net assets; 0.68% for net assets between $500,000 and $1,000,000; and 0.65% for net assets in excess of $1,000,000;

          For the Total Return Bond Fund, 0.70% on an annual basis of the first $250,000 of the Fund's net assets; 0.68% for net assets between $250,000 and $500,000; and 0.65% for net assets in excess of $500,000;

          For the Short-Term Bond Fund, 0.60% on an annual basis of the Fund's net assets;

          For the Small Cap Emerging Growth Fund, 1.05% on an annual basis of the first $100,000 of the Fund's net assets; and 1.00% for net assets in excess of $100,000;

          For the International Opportunities Fund, 1.30% on an annual basis of the first $20,000 of the Fund's net assets; 1.15% for net assets between $20,000 and $50,000; and 1.05% for net assets in excess of $50,000;

          For the Equity Index Fund, 0.15% on an annual basis of the first $75,000 of the Fund's net assets; 0.14% for net assets between $75,000 and $125,000; and 0.13% for the net assets in excess of $125,000;

          For the High Yield Bond Fund, 0.80% on an annual basis of the first $100,000 of the Fund's net assets; 0.70% for net assets in excess of $100,000;

          For the Global Bond Fund, 0.85% on an annual basis of the first $150,000 of the Fund's net assets; 0.80% for net assets between $150,000 and $300,000; 0.75% for net assets between $300,000 and 500,000; and 0.70%
     for the net assets in excess of $500,000.

In the event that normal operating expenses of each Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of each Fund's daily net asset value, John Hancock and JHVLICO will reimburse each Fund for such excess. Accordingly, for the period ended June 30, 2003, the reimbursements paid from John Hancock and JHVLICO were $92 to Emerging Markets Equity, $78 to International Equity Index, $43 to Small Cap Growth, $30 to Health Sciences, $29 to Overseas Equity, $3 to Mid Cap Value, $17 to Large Cap Value CORE, $8 to Fundamental Value, $5 to Bond Index, $12 to Small/Mid Cap CORE, $3 to Small Cap Value, $1 to Total Return Bond, $21 to Small Cap Emerging Growth, $98 to International Opportunities, $16 to High Yield Bond, and $18 to Global Bond Funds.

     During the year ended December 31, 2000, John Hancock voluntarily contributed approximately $284 to the Money Market Fund. John Hancock received no shares of beneficial interest or other consideration in exchange for the contribution, which increased the Funds' net asset values.

     John Hancock has entered into Sub-Advisory Agreements with Independence Investment LLC, formerly Independence Investment Associates, Inc., with respect to the Large Cap Growth, Active Bond, International Equity Index Fund, Real Estate Equity, Growth & Income, Managed and Short-Term Bond Funds; with John Hancock Advisers, with

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--Continued

respect to the Active Bond, Financial Industries and Small Cap Growth Funds, each of whom is an affiliate of John Hancock, and under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Funds. John Hancock has also entered into the Sub-Advisory Agreements with the following Sub-Advisers, each of whom under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Funds:

Fund                                            Sub-Advisers
---------------------------   --------------------------------------------------
Fundamental Growth            Putnam Investment Management, LLC.
Active Bond                   PIMCO
Emerging Markets Equity       Morgan Stanley Investment Management, Inc.
Health Sciences               Wellington Management Company, LLP
Overseas Equity               Capital Guardian Trust Company
Earnings Growth               Fidelity Investments Institutional Services Co.,
                              Inc.
Mid Cap Value                 T. Rowe Price Associates, Inc.
Large Cap Value               T. Rowe Price Associates, Inc.
Large Cap Value CORE          Goldman Sachs Asset Management
Fundamental Value             Wellington Management Company, LLP
Money Market                  Wellington Management Company, LLP
Small/Mid Cap Growth          Wellington Management Company, LLP
Bond Index                    Standish Mellon Asset Management Company, LLC
Large Cap Aggressive Growth   Janus Capital Corp.
Small/Mid Cap CORE            Goldman Sachs Asset Management
Small Cap Value               T. Rowe Price Associates, Inc.;
                              Wellington Management Company, LLP
Real Estate Equity            Morgan Stanley Investment Management, Inc.;
                              RREEF America, LLC
Growth & Income               Putnam Investment Management, LLC
Managed                       Capital Guardian Trust Company
Total Return Bond             PIMCO
Small Cap Emerging Growth     Wellington Management Company, LLP
International Opportunities   T. Rowe Price International, Inc.
Equity Index                  State Street Global Bank & Trust N.A.
High Yield Bond               Wellington Management Company, LLP
Global Bond                   Capital Guardian Trust Company

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLIAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM1, and PPM2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

the U.S. government, for each Fund for the year ended June 30, 2003 were as follows:

Fund                                            Purchases   Sales and Maturities
--------------------------------------------   ----------   --------------------
Large Cap Growth                               $  221,386        $  203,945
Fundamental Growth                                 10,740            11,315
Active Bond                                     2,715,226         2,614,976
Emerging Markets Equity                            16,918            17,390
Financial Industries                               74,374            14,962
International Equity Index                         17,896             5,635
Small Cap Growth                                   81,329            83,548
Health Sciences                                    26,284            25,238
Overseas Equity                                    26,587            23,143
Earnings Growth                                   183,063           180,809
Mid Cap Value                                       7,209             1,693
Large Cap Value                                    34,999            17,139
Large Cap Value CORE                               16,600            16,880
Fundamental Value                                  42,120            52,795
Small/Mid Cap Growth                              101,083            93,732
Bond Index                                         46,169             4,945
Large Cap Aggressive Growth                        26,393            27,406
Small/Mid Cap CORE                                 32,869            24,116
Small Cap Value                                    17,806            13,353
Real Estate Equity                                 46,682            54,991
Growth & Income                                   661,507           658,112
Managed                                         2,060,977         2,116,986
Total Return Bond                                  16,256             5,196
Short-Term Bond                                   152,128            96,389
Small Cap Emerging Growth                          85,614            81,494
International Opportunities                        26,132            15,859
Equity Index                                       46,426            17,517
High Yield Bond                                    34,828            13,232
Global Bond                                        41,882            27,699

     The identified cost of investments owned by the Funds (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at December 31, 2002 were as follows:

                                                                        Net Unrealized
                             Identified    Unrealized     Unrealized     Appreciation
Fund                            Cost      Appreciation   Depreciation   (Depreciation)
--------------------------   ----------   ------------   ------------   --------------
Large Cap Growth             $  598,144      $12,687      $(115,326)      $(102,639)
Fundamental Growth               23,501          104         (3,543)         (3,439)
Active Bond                   1,145,047       33,340        (10,185)         22,890
Emerging Markets Equity          37,851          913         (4,667)         (3,754)
International Equity Index      138,112        4,457        (43,848)        (39,390)
Small Cap Growth                137,801        7,213        (24,088)        (16,875)

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

                                                                         Net Unrealized
                              Identified    Unrealized     Unrealized     Appreciation
Fund                              Cost     Appreciation   Depreciation   (Depreciation)
---------------------------   ----------   ------------   ------------   --------------
Health Sciences               $   26,291     $(1,053)      $  (2,646)      $  (3,699)
Overseas Equity                   32,602       1,566          (4,046)         (2,420)
Earnings Growth                  170,823         264         (10,459)        (10,195)
Large Cap Value                  294,235      11,430         (45,221)        (33,709)
Large Cap Value CORE              45,353       1,002          (5,713)         (4,711)
Fundamental Value                134,855       2,465         (16,073)        (13,608)
Small/Mid Cap Growth             161,864       2,679         (23,980)        (21,301)
Bond Index                       202,607       8,827            (116)          8,909
Large Cap Aggressive Growth       28,066        (338)         (3,510)         (3,848)
Small/Mid Cap CORE                51,649       1,919          (5,848)         (3,928)
Small Cap Value                  126,236       7,315         (12,248)         (4,895)
Real Estate Equity               170,120      16,043         (10,844)          7,360
Growth & Income                1,940,283      45,165        (502,629)       (179,623)
Managed                        2,272,640      52,580        (109,239)        (56,330)
Short-Term Bond                  209,702       5,161            (401)          4,994
Small Cap Emerging Growth         68,853       3,291         (22,172)        (18,852)
International Opportunities      110,202      (8,670)        (17,048)        (25,748)
Equity Index                     663,660       4,060        (199,024)       (194,962)
High Yield Bond                   61,234         880          (3,029)         (1,820)
Global Bond                       70,520       7,061            (239)            980

     Distribution of Income and Gains: Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on it's federal income tax returns.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in passive foreign investment companies and foreign denominated investments. Additionally, as a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of it's capital accounts without impacting the net asset value of the fund.

     At December 31, 2002, the Fund's components of distributable earnings on a tax basis were as follows:

                     Undistributed   Undistributed                   Net Unrealized
                        ordinary     net long-term   Capital Loss     Appreciation
Fund                     Income       capital gain   carryforwards   (Depreciation)
------------------   -------------   -------------   -------------   --------------
Large Cap Growth         $  414           $--           $321,838       $(102,639)
Fundamental Growth           --            --             34,084          (3,439)
Active Bond               1,860            --             21,748          22,890

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

                              Undistributed   Undistributed                   Net Unrealized
                                 ordinary     net long-term   Capital Loss     Appreciation
Fund                             Income        capital gain   carryforwards   (Depreciation)
---------------------------   -------------   -------------   -------------   --------------
Emerging Markets Equity          $   181         $   --          $ 16,798       $  (3,754)
International Equity Index           239             --            14,669         (39,390)
Small Cap Growth                      --             --            91,594         (16,875)
Health Sciences                       53             --             3,288          (3,699)
Overseas Equity                      284             --             2,719          (2,420)
Earnings Growth                       --             --           313,245         (10,195)
Large Cap Value                      509            400                --         (33,709)
Large Cap Value CORE                  --             --             6,005          (4,711)
Fundamental Value                     --             --            18,723         (13,608)
Money Market                          82             --                82              --
Small/Mid Cap Growth                  --             --             5,146         (21,301)
Bond Index                            --             --                --           8,909
Large Cap Aggressive Growth           --             --            16,030          (3,848)
Small/Mid Cap CORE                    --             --             2,629          (3,928)
Small Cap Value                       --             --                --          (4,895)
Real Estate Equity                    --          1,447                --           7,360
Growth & Income                      220             --           714,583        (179,623)
Managed                           31,294             --           179,731         (56,330)
Short-Term Bond                       --             --             1,303           4,994
Small Cap Emerging Growth             --             --            14,201         (18,852)
International Opportunities          209             --            27,044         (25,748)
Equity Index                       5,533             --            19,050        (194,962)
High Yield Bond                      835             --            11,191          (1,820)
Global Bond                           --             --             2,743             980

     In addition, during the year ended December 31, 2002, the tax character of distributions paid by the Fund are summarized as follows:

                             Distributions from      Distributions from
Fund                           ordinary income    long-term capital gain    Return of Capital
--------------------------   ------------------   -----------------------   -----------------
Large Cap Growth                  $ 2,023                  $   --                $   --
Active Bond                        52,675                      --                    --
Emerging Markets Equity                93                      --                    --
International Equity Index          2,052                      --                    --
Health Sciences                        56                      --                    --
Overseas Equity                       374                      --                    --
Large Cap Value                     4,351                   3,600                    --
Large Cap Value CORE                  581                      --                    --
Fundamental Value                   1,766                      --                    28
Money Market                       11,513                      --                    --
Small/Mid Cap Growth                   --                      --                 1,738
Bond Index                          9,249                     179                   217

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--Continued

                              Distributions from     Distributions from
Fund                           ordinary income     long-term capital gain   Return of Capital
---------------------------   ------------------   ----------------------   -----------------
Small/Mid Cap CORE                  $   226                $   --                $    2
Small Cap Value                         885                 1,001                 1,231
Real Estate Equity                    8,766                 4,175                    --
Growth & Income                      15,248                    --                    --
Managed                              39,246                    --                    --
Short-Term Bond                       7,972                    --                   489
Small Cap Emerging Growth               114                    --                    --
International Opportunities             592                    --                    --
Equity Index                          4,601                 2,918                    --
High Yield Bond                       5,697                    --                    --
Global Bond                           3,132                    --                   335

NOTE E--COMBINATION

     On August 20, 2002, the Board of Trustees of the John Hancock Variable Series Trust I, including all of its independent Trustees, approved an amended plan to combine the International Opportunities B Fund. ("Acquired Fund") into the International Opportunities Fund ("Acquiring Fund").

     The amended plan does not require a shareholder vote to approve the combination, in compliance with recent changes to rules of the SEC, because (a) the fundamental investment restrictions of the Acquiring Fund are substantially identical to the fundamental investment restrictions of the Acquired Fund, (b) there are no material differences between the investment management agreements (and sub-investment management agreements) of the Acquired Fund and the Acquiring Fund, and (c) the Board of Trustees includes a majority of independent Trustees who were elected by shareholders of the Acquired Fund. The combination of the Acquired Fund into the Acquiring Fund took place at the close of business on September 13, 2002.

     This combination provides for the transfer of substantially all of the assets and liabilities of the target fund to the acquiring fund in exchange solely for the fund shares of the acquiring fund. This acquisition was accounted for as tax-free exchange as follows:

                           Trust shares                   Target Fund   Acquiring Fund       Acquiring Fund
     Acquiring Fund         issued by      Target Fund    unrealized    net assets prior    aggregate net assets
    vs. Target Fund       Acquiring Fund    net assets   depreciation   to combination       after combination
----------------------    --------------    ----------   ------------   ----------------   --------------------
VST International
Opportunities vs. VST
International Opportu-
nites B (formerly,
International Equity)         3,278          $24,706       $(5,332)          $71,914              $96,620

     On April 25, 2003, shareholders approved the combination of several John Hancock Funds. The shareholders of the acquiring funds approved the combination of the funds in the following table:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--COMBINATION--Continued

     Acquiring Fund              Target Fund
------------------------   -----------------------
VST Growth & Income        VA Relative Value
VST Growth & Income        VA Sovereign Investors
VST Active Bond            VA Strategic Income
VST Large Cap Growth       VA Technology
VST Financial Industries   VA Financial Industries

     These combinations provide for the transfer of substantially all of the assets and liabilities of the target funds to the acquiring funds in exchange solely for the fund shares of the acquiring funds. The acquisitions were accounted for as tax-free exchanges as follows:

                                                      Target Fund
                       Trust shares                   unrealized       Acquiring Fund      Acquiring Fund
   Acquiring Fund       issued by      Target Fund    appreciation/   net assets prior   aggregate net assets
  vs. Target Fund     Acquiring Fund    net assets   (depreciation)    to combination      after combination
-------------------   --------------   -----------   --------------   ----------------   --------------------
VST Growth &
Income vs.
VA Relative Value          3,079         $28,786        $   845          $1,744,162           $1,772,947

VST Growth &
Income vs.
VA Sovereign
Investors                  4,038          37,760           (415)          1,772,947            1,810,708

VST Active Bond
vs.
VA Strategic Income        8,433          83,358          2,176           1,016,994            1,100,351

VST Large Cap
Growth vs.
VA Technology              1,083          12,462         (8,081)            504,397              516,859

VST Financial
Industries vs.
VA Financial
Industries                 4,640          55,074         (5,280)                200               55,274

NOTE F--OTHER MATTERS

Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------
(000's Omitted)

NOTE F--OTHERS MATTERS--Continued

John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/Policyholders held on April 4, 2003 on the following matters:

For the Small Cap Emerging Growth Fund (formerly, Small Cap Equity
Fund):

                                                                              For   Against   Abstain
                                                                              ---   -------   -------
To approve, as to the Small Cap Equity Fund, a new Sub-Investment Agreement
   among the Trust, John Hancock and Wellington Management Company,           73%     20%        7%
   LLP.

To approve, as to the Small Cap Equity Fund, an amendment to the current
   Investment Management Agreement between the Trust and John Hancock,
   reflecting an increase in the Fund's investment advisory fee.              59%     36%        5%

NOTE G--BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees of the Trust is responsible for overall management of the Trust. The Board may exercise all powers of the Trust, except those powers which are conferred solely upon or reserved to the shareholders. The Trust's Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at 1-800-REAL-LIFE.

The following table provides information about the members of the Board of Trustees and the officers of the Trust:

                                        Positions Held               Principal Occupation(s)
Name, Address and Age                     With Trust                 During Past Five Years
--------------------------------   ------------------------   ------------------------------------
Michele G. Van Leer* (age 45)      Chairman and Trustee       Senior Vice President, Product
John Hancock Place                                            Management, John Hancock Life
Boston, Massachusetts 02117                                   Insurance Company; Vice Chair-
                                                              man, President & Director, John
                                                              Hancock Variable Life Insurance
                                                              Company

Kathleen F. Driscoll* (age 46)     Vice Chairman, President   Senior Vice President, Signator Bro-
John Hancock Place                        and Trustee         kerage, John Hancock Life Insurance
Boston, Massachusetts 02117                                   Company; Vice President Corporate
                                                              Communications, John Hancock Life
                                                              Insurance Company

Elizabeth G. Cook (age 65)                  Trustee           Expressive Arts Therapist, Dana-
c/o John Hancock Variable Series                              Farber Cancer Institute; President,
Trust I                                                       The Advertising Club of Greater
John Hancock Place                                            Boston
Boston, Massachusetts 02117

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------

NOTE G--BOARD OF TRUSTEES AND OFFICERS OF THE TRUST--Continued

                                          Positions Held                Principal Occupation(s)
Name, Address and Age                       With Trust                   During Past Five Years
--------------------------------   ----------------------------   -----------------------------------
Diane C. Kessler (age 56)                    Trustee              Executive Director, Massachusetts
c/o John Hancock Variable Series                                  Council of Churches
Trust I
John Hancock Place
Boston, Massachusetts 02117

Robert Verdonck (age 57)                     Trustee              President and Chief Executive
c/o John Hancock Variable Series                                  Officer, East Boston Savings Bank
Trust I
John Hancock Place
Boston, Massachusetts 02117

Hassell H. McClellan (age 57)                Trustee              Associate Professor and Graduate
c/o John Hancock Variable Series                                  Dean, The Graduate School of the
Trust I                                                           Wallace G. Carroll School of
John Hancock Place                                                Management, Boston College
Boston, Massachusetts 02117

Ronald J. Bocage (age 57)               Chief Legal Officer       Vice President & Counsel, John
John Hancock Place                                                Hancock Life Insurance Company
Boston, Massachusetts 02117

Jude A. Curtis (age 44)                 Compliance Officer        Vice President and Chief Investment
John Hancock Place                                                Compliance Officer, John Hancock
Boston, Massachusetts 02117                                       Life Insurance Company; formerly
                                                                  Second Vice President and Counsel,
                                                                  Office of Business Conduct; John
                                                                  Hancock Life Insurance Company;
                                                                  formerly a Partner at Hale and Dorr
                                                                  LLP (law firm)

Janet Wang (age 34)                Assistant Compliance Officer   Compliance Specialist, John
John Hancock Place                                                Hancock Life Insurance Company
Boston, Massachusetts 02117

Raymond F. Skiba (age 57)                    Treasurer            Director of Fund Operations, John
John Hancock Place                                                Hancock Life Insurance Company
Boston, Massachusetts 02117

Gladys C. Millan (age 56)               Assistant Treasurer       Manager of Fund Operations, John
John Hancock Place                                                Hancock Life Insurance Company.
Boston, Massachusetts 02117

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2003
--------------------------------------------------------------------------------

NOTE G--BOARD OF TRUSTEES AND OFFICERS OF THE TRUST--Continued

                                     Positions Held            Principal Occupation(s)
Name, Address and Age                  With Trust               During Past Five Years
--------------------------------   -------------------   ------------------------------------
Karen Q. Visconti (age 49)              Secretary        Director, Product & Market Manage-
John Hancock Place                                       ment, John Hancock Life Insurance
Boston, Massachusetts 02117                              Company

Arnold R. Bergman (age 52)         Assistant Secretary   Senior Counsel, Law Department,
John Hancock Place                                       John Hancock Life Insurance
Boston, Massachusetts 02117                              Company; formerly Vice President,
                                                         General Counsel and Secretary, First
                                                         Variable Life Insurance Company

* Ms. Van Leer and Ms. Driscoll are the only Trustees who are "interested persons" as defined in the Investment Company Act.

                Officers and Trustees                              Investment Adviser
Michele G. Van Leer, Chairman of the Board of Trustees    John Hancock Life Insurance Company
  Kathleen F. Driscoll, President and Vice Chairman                John Hancock Place
               of the Board of Trustees                               P.O. Box 111
              Elizabeth G. Cook, Trustee                            Boston, MA 02117
          Reverend Diane C. Kessler, Trustee
             Hassel H. McClellan, Trustee                         Independent Auditors
             Robert F. Verdonck, Trustee                           Ernst & Young LLP
             Karen Q. Visconti, Secretary                         200 Clarendon Street
        Arnold R. Bergman, Assistant Secretary                      Boston, MA 02116
             Raymond F. Skiba, Treasurer
        Gladys C. Millan, Assistant Treasurer
          Ron J. Bocage, Chief Legal Officer
          Jude A. Curtis, Compliance Officer
       Janet Wang, Assistant Compliance Officer


                            Sub-Investment Advisers


     Independence Investment LLC                 John Hancock Advisers, LLC
           Boston, MA 02109                           Boston, MA 02199

    Capital Guardian Trust Company                    RREEF America LLC
        Los Angeles, CA 90071                         Chicago, IL 60611

Declaration Management & Research LLC            SSgA Funds Management, Inc.
           McLean, VA 22102                           Boston, MA 02110

 Goldman Sachs Asset Management, L.P.         Standish Mellon Asset Management
          New York, NY 10005                      Pittsburgh, PA 15258-0001

     Janus Capital Management LLC              T. Rowe Price Associates, Inc.
        Denver, CO 80206-4928                        Baltimore, MD 21202

                PIMCO                         T. Rowe Price International, Inc.
       Newport Beach, CA 92660                       Baltimore, MD 21202

          Putnam Investments                             Van Kampen
           Boston, MA 02109                          New York, NY 10020

                                             Wellington Management Company, LLP
                                                      Boston, MA 02109

[LOGO]

The Variable Series Trust consists of funds used as investment options for various John Hancock variable life and variable annuity contracts. Investors are not able to invest directly in the John Hancock Variable Series Trust I.

Not all of the funds described in this report are available on every product. Please refer to the prospectus for your product for additional information about the investment options available.

If the total investment return for any fund for any given year appears unusually high, the return may be attributable to unusually favorable market conditions which will probably not be sustainable. For instance, a high total investment return may reflect participation in IPOs, "hot" industries (e.g., internet-related companies), private placements, and/or leveraging investment techniques during the period indicated. There is no assurance that any of those methods, or any other investment technique, will continue to have the same impact on the fund's total investment returns.

All of the funds (except bond funds and equity index funds) may participate in initial public offerings (IPOs). Under certain market conditions, such participation could significantly improve a fund's total investment return. There is no assurance that such market conditions will continue and provide the same favorable impact on future investment returns.

Insurance products are issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company* (*not licensed in New York), Boston, MA 02117. Securities products are distributed by Signator Investors, Inc., Member NASD, SIPC, 197 Clarendon Street, Boston, MA 02116.


                                                                       [LOGO]
                                                                        IMSA
                                                                      INSURANCE
                                                                     MASTERPLACE
                                                                     ASSOCIATION

ITEM 2.  CODE OF ETHICS
         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Section 302 Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Variable Series Trust I
(Registrant)

By:      /s/ MICHELE G. VAN LEER
         -----------------------------------
         Michele G. Van Leer
         Chairman

Date:    August 20, 2003



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

         John Hancock Variable Series Trust I
         (Registrant)

By:      /s/ MICHELE G. VAN LEER
         -----------------------------------
         Michele G. Van Leer
         Chairman

Date:    August 20, 2003


By:      /s/ RAYMOND F. SKIBA
         -----------------------------------
         Raymond F. Skiba
         Treasurer

Date:    August 20, 2003